UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07447
                                                     ---------

                           Harris Insight Funds Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 760 Moore Road
                            King of Prussia, PA 19406
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Thomas J. Ryan
                           Harris Insight Funds Trust
                                    PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE 19809
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 610-382-8667
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2005
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                              (LOGO)
                              HARRIS
                              INSIGHT FUNDS(TM)
                              [GRAPHIC OMITTED]


                               SEMI-ANNUAL REPORT


                                  JUNE 30, 2005
--------------------------------------------------------------------------------

            -----------------------------------------------------------
            | NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE |
            -----------------------------------------------------------

                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------


DEAR SHAREHOLDERS:

We are pleased to provide you with the financial results for the Harris Insight Funds for the six-month period ending June 30, 2005.

While the economy is improving, rising interest rates and the ongoing issues with the Middle East continue to create volatility in the capital markets. Maintaining a well-diversified investment portfolio remains important, as ever, and the Harris Insight Funds offers a diversified group of investment alternatives.

The skilled investment teams behind the Harris Insight Funds believe that consistent investment performance requires discipline, focus, knowledge, and the finest informational resources available. We thank you for your continued confidence and support of the Harris Insight Funds.

Sincerely,


/s/ Atul Tiwari

Atul Tiwari
President
THE HARRIS INSIGHT FAMILY OF MUTUAL FUNDS

INVESTMENT ADVISER:                         HARRIS INVESTMENT MANAGEMENT, INC.
DISTRIBUTOR:                                PFPC DISTRIBUTORS, INC.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------


                              LETTER TO SHAREHOLDERS     PAGE  1

                        PORTFOLIO HOLDINGS BY SECTOR     PAGE  4-5

                         DISCLOSURE OF FUND EXPENSES     PAGE  6-8

                            STATEMENTS OF NET ASSETS
                                 MONEY MARKET FUNDS:
                        Government Money Market Fund     Page  9
                                   Money Market Fund     Page  10
                        Tax-Exempt Money Market Fund     Page  13

                                 FIXED INCOME FUNDS:
                                           Bond Fund     Page  19
                                High Yield Bond Fund     Page  23
                   Intermediate Government Bond Fund     Page  28
                   Intermediate Tax-Exempt Bond Fund     Page  30
                        Short/Intermediate Bond Fund     Page  35
                                Tax-Exempt Bond Fund     Page  40
                      Ultra Short Duration Bond Fund     Page  43

                                       EQUITY FUNDS:
                                       Balanced Fund     Page  45
                                    Core Equity Fund     Page  52
                               Emerging Markets Fund     Page  55
                                         Equity Fund     Page  58
                                          Index Fund     Page  61
                                  International Fund     Page  68
                               Small-Cap Growth Fund     Page  71
                          Small-Cap Opportunity Fund     Page  74
                                Small-Cap Value Fund     Page  77

                            STATEMENTS OF OPERATIONS     PAGE  80

                 STATEMENTS OF CHANGES IN NET ASSETS     PAGE  84

                                FINANCIAL HIGHLIGHTS     PAGE  92

                       NOTES TO FINANCIAL STATEMENTS     PAGE  114

                                     FUND MANAGEMENT     PAGE  134

                              HARRIS INSIGHT FUNDS
                          PORTFOLIO HOLDINGS BY SECTOR
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

     The following tables present for each Fund portfolio holdings with certain categories and the percent of total investments before collateral for loaned securities attributable to each category.


HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------
              GOVERNMENT MONEY MARKET FUND
              ----------------------------
   Agency Obligations                           61.3%
   Repurchase Agreements                        38.7
                                               -----
                                               100.0%
--------------------------------------------------------

--------------------------------------------------------
                    MONEY MARKET FUND
                    -----------------
   Corporate Bonds                              49.6%
   Commercial Paper                             36.2
   Asset-Backed Securities                       5.3
   Repurchase Agreements                         3.7
   Taxable Municipal Securities                  3.4
   Time Deposits                                 1.8
                                               -----
                                               100.0%
--------------------------------------------------------

--------------------------------------------------------
              TAX-EXEMPT MONEY MARKET FUND
              ----------------------------
   Variable Rate Securities                     70.7%
   Municipal Notes                              11.3
   Commercial Paper                              9.7
   Municipal Put Securities                      8.2
   Other                                         0.1
                                               -----
                                               100.0%
--------------------------------------------------------

HARRIS INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------
                        BOND FUND
                        ---------
   Mortgage-Backed Securities                   39.2%
   Corporate Bonds                              28.8
   Asset-Backed Securities                      10.8
   Commercial Mortgage-Backed Securities         9.1
   Other                                        12.1
                                               -----
                                               100.0%
--------------------------------------------------------

--------------------------------------------------------
                  HIGH YIELD BOND FUND
                  --------------------
   Corporate - Industrial                       90.8%
   Corporate - Financial                         8.3
   Corporate - Electric                          0.7
   Other                                         0.2
                                               -----
                                               100.0%
--------------------------------------------------------

HARRIS INSIGHT FIXED INCOME FUNDS (CONTINUED)
--------------------------------------------------------
            INTERMEDIATE GOVERNMENT BOND FUND
            ---------------------------------
   Agency Obligations                           37.8%
   Mortgage-Backed Securities                   24.6
   Commercial Mortgage-Backed Securities        14.5
   Asset-Backed Securities                      11.9
   Other                                        11.2
                                               -----
                                               100.0%
--------------------------------------------------------

--------------------------------------------------------
            INTERMEDIATE TAX-EXEMPT BOND FUND
            ---------------------------------
   Insured Bonds                                37.7%
   Pre-Refunded Bonds                           34.1
   Revenue Bonds                                25.3
   General Obligation Bonds                      2.9
                                               -----
                                               100.0%
--------------------------------------------------------

--------------------------------------------------------
              SHORT/INTERMEDIATE BOND FUND
              ----------------------------
   Corporate Bonds                              41.6%
   Mortgage-Backed Securities                   17.0
   Asset-Backed Securities                      13.4
   Commercial Mortgage-Backed Securities         6.4
   Agency Obligations                            4.4
   Other                                        17.2
                                               -----
                                               100.0%
--------------------------------------------------------

--------------------------------------------------------
                  TAX-EXEMPT BOND FUND
                  --------------------
   Pre-Refunded Bonds                           40.1%
   Insured Bonds                                35.2
   Revenue Bonds                                19.4
   General Obligation Bonds                      5.3
                                               -----
                                               100.0%
--------------------------------------------------------

--------------------------------------------------------
             ULTRA SHORT DURATION BOND FUND
             ------------------------------
   Corporate Bonds                              45.9%
   Asset-Backed Securities                      33.2
   Agency Obligations                            9.1
   Mortgage-Backed Securities                    2.6
   U.S. Government Obligations                   2.1
   Commercial Mortgage-Backed Securities         1.6
   Other                                         5.5
                                               -----
                                               100.0%
--------------------------------------------------------

                              HARRIS INSIGHT FUNDS
                    PORTFOLIO HOLDINGS BY SECTOR (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


HARRIS INSIGHT EQUITY FUNDS
--------------------------------------------------------
                      BALANCED FUND
                      -------------
   Common Stock                                 59.3%
   Mortgage-Backed Securities                   13.2
   Corporate Bonds                               9.3
   U.S. Government Obligations                   8.7
   Asset-Backed Securities                       3.8
   Agency Obligations                            2.5
   Other                                         3.2
                                               -----
                                               100.0%
--------------------------------------------------------

--------------------------------------------------------
                    CORE EQUITY FUND
                    ----------------
   Financials                                   17.4%
   Information Technology                       17.4
   Health Care                                  14.0
   Industrials                                  13.1
   Consumer Staples                              9.9
   Energy                                        8.1
   Utilities                                     6.0
   Consumer Discretionary                        5.6
   Other                                         8.5
                                               -----
                                               100.0%
--------------------------------------------------------

--------------------------------------------------------
                  EMERGING MARKETS FUND
                  ---------------------
   Asia                                         53.2%
   Europe, Middle East, & Africa                24.2
   Latin America                                19.8
   Other                                         2.8
                                               -----
                                               100.0%
--------------------------------------------------------

--------------------------------------------------------
                       EQUITY FUND
                       -----------
   Financials                                   28.7%
   Industrials                                  16.7
   Energy                                       12.5
   Utilities                                     9.8
   Information Technology                        7.9
   Health Care                                   7.8
   Consumer Discretionary                        7.6
   Telecommunication Services                    3.8
   Other                                         5.2
                                               -----
                                               100.0%
--------------------------------------------------------

--------------------------------------------------------
                       INDEX FUND
                       ----------
   Financials                                   20.3%
   Information Technology                       15.4
   Health Care                                  13.2
   Industrials                                  11.4
   Consumer Discretionary                       11.1
   Consumer Staples                             10.1
   Energy                                        8.6
   Utilities                                     3.7
   Other                                         6.2
                                               -----
                                               100.0%
--------------------------------------------------------

--------------------------------------------------------
                   INTERNATIONAL FUND
                   ------------------
   Europe (excluding U.K.)                      43.4%
   Japan                                        18.9
   United Kingdom                               17.2
   Pacific (excluding Japan)                     8.1
   Emerging Markets                              7.9
   North America                                 2.2
   Other                                         2.3
                                               -----
                                               100.0%
--------------------------------------------------------

--------------------------------------------------------
                  SMALL-CAP GROWTH FUND
                  ---------------------
   Information Technology                       25.3%
   Health Care                                  17.5
   Consumer Discretionary                       11.7
   Financials                                   11.5
   Industrials                                  10.2
   Consumer Staples                              7.0
   Energy                                        6.7
   Materials                                     4.8
   Other                                         5.3
                                               -----
                                               100.0%
--------------------------------------------------------

--------------------------------------------------------
               SMALL-CAP OPPORTUNITY FUND
               --------------------------
   Information Technology                       22.3%
   Health Care                                  19.1
   Consumer Discretionary                       17.4
   Financials                                   15.2
   Industrials                                   8.9
   Energy                                        5.8
   Materials                                     5.6
   Consumer Staples                              4.1
   Other                                         1.6
                                               -----
                                               100.0%
--------------------------------------------------------

--------------------------------------------------------
                  SMALL-CAP VALUE FUND
                  --------------------
   Financials                                   30.3%
   Consumer Discretionary                       17.8
   Industrials                                  10.5
   Information Technology                       10.1
   Health Care                                   8.3
   Materials                                     7.5
   Energy                                        6.3
   Utilities                                     4.6
   Other                                         4.6
                                               -----
                                               100.0%
--------------------------------------------------------

                              HARRIS INSIGHT FUNDS
                           DISCLOSURE OF FUND EXPENSES
           FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees on your investment. As a shareholder of a Fund, you incur two types of costs: (1)
transaction costs, such as sales charges and redemption fees and (2) ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others, as well as 12b-1 fees and shareholder servicing fees. Ongoing costs, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The following Expense Tables illustrate your fund's costs in two ways.

o ACTUAL. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expense Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL (5% RETURN FOR COMPARISON). This section is intended to help you compare your fund's costs with those of other mutual funds. It provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In this case, because the return used is not the fund's actual return, the results may not be used to estimate the actual account ending balance or expenses you paid for the period. The example is useful in making comparisons among funds because the U.S. Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. Therefore, the hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs were applied to your account, your costs would be higher.


EXPENSE TABLE
HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------
                               Beginning      Ending                    Expenses
                                Account       Account     Annualized      Paid
                                 Value         Value       Expense       During
                               01/01/05      06/30/05       Ratio        Period*
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ........  $1,000.00     $1,012.20       0.22%        $1.10
N Shares ....................   1,000.00      1,010.50       0.57          2.84
Service Shares ..............   1,000.00      1,008.50       0.97          4.83

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ........   1,000.00      1,023.91       0.22          1.10
N Shares ....................   1,000.00      1,022.17       0.57          2.86
Service Shares ..............   1,000.00      1,020.19       0.97          4.86
--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ........   1,000.00      1,012.80       0.18          0.90
N Shares ....................   1,000.00      1,011.00       0.53          2.64
Exchange Shares .............   1,000.00      1,012.80       0.18          0.90
Service Shares ..............   1,000.00      1,009.00       0.93          4.63

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ........   1,000.00      1,024.11       0.18          0.90
N Shares ....................   1,000.00      1,022.37       0.53          2.66
Exchange Shares .............   1,000.00      1,024.11       0.18          0.90
Service Shares ..............   1,000.00      1,020.39       0.93          4.66
--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ........   1,000.00      1,009.60       0.26          1.30
N Shares ....................   1,000.00      1,007.80       0.61          3.04
Service Shares ..............   1,000.00      1,006.00       0.99          4.92

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ........   1,000.00      1,023.71       0.26          1.30
N Shares ....................   1,000.00      1,021.98       0.61          3.06
Service Shares ..............   1,000.00      1,020.09       0.99          4.96

                              HARRIS INSIGHT FUNDS
                     DISCLOSURE OF FUND EXPENSES (CONTINUED)
           FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

EXPENSE TABLE
HARRIS INSIGHT FIXED INCOME FUNDS
--------------------------------------------------------------------------------
                               Beginning      Ending                    Expenses
                                Account       Account     Annualized      Paid
                                 Value         Value       Expense       During
                               01/01/05      06/30/05       Ratio        Period*
--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ........  $1,000.00     $1,026.20       0.60%        $3.01
N Shares ....................   1,000.00      1,025.00       0.85          4.27
A Shares ....................   1,000.00      1,025.00       0.85          4.27

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ........   1,000.00      1,022.02       0.60          3.01
N Shares ....................   1,000.00      1,020.78       0.85          4.26
A Shares ....................   1,000.00      1,020.78       0.85          4.26
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ........   1,000.00      1,003.80       0.61          3.03
N Shares ....................   1,000.00      1,002.60       0.86          4.27
A Shares ....................   1,000.00      1,002.60       0.86          4.27

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ........   1,000.00      1,021.98       0.61          3.06
N Shares ....................   1,000.00      1,020.74       0.86          4.31
A Shares ....................   1,000.00      1,020.74       0.86          4.31
--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ........   1,000.00      1,023.60       0.50          2.51
N Shares ....................   1,000.00      1,022.30       0.75          3.76
A Shares ....................   1,000.00      1,022.30       0.75          3.76

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ........   1,000.00      1,022.52       0.50          2.51
N Shares ....................   1,000.00      1,021.28       0.75          3.76
A Shares ....................   1,000.00      1,021.28       0.75          3.76
--------------------------------------------------------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ........   1,000.00      1,016.40       0.42          2.10
N Shares ....................   1,000.00      1,015.10       0.67          3.35
A Shares ....................   1,000.00      1,015.10       0.67          3.35

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ........   1,000.00      1,022.92       0.42          2.11
N Shares ....................   1,000.00      1,021.68       0.67          3.36
A Shares ....................   1,000.00      1,021.68       0.67          3.36


--------------------------------------------------------------------------------
                               Beginning      Ending                    Expenses
                                Account       Account     Annualized      Paid
                                 Value         Value       Expense       During
                               01/01/05      06/30/05       Ratio        Period*
--------------------------------------------------------------------------------
SHORT/INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ........  $1,000.00     $1,013.70       0.60%        $3.00
N Shares ....................   1,000.00      1,012.40       0.85          4.24
A Shares ....................   1,000.00      1,012.40       0.85          4.24

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ........   1,000.00      1,022.02       0.60          3.01
N Shares ....................   1,000.00      1,020.78       0.85          4.26
A Shares ....................   1,000.00      1,020.78       0.85          4.26
--------------------------------------------------------------------------------
TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ........   1,000.00      1,021.50       0.49          2.46
N Shares ....................   1,000.00      1,020.20       0.74          3.71
A Shares ....................   1,000.00      1,020.20       0.74          3.71

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ........   1,000.00      1,022.57       0.49          2.46
N Shares ....................   1,000.00      1,021.33       0.74          3.71
A Shares ....................   1,000.00      1,021.33       0.74          3.71
--------------------------------------------------------------------------------
ULTRA SHORT DURATION BOND FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ........   1,000.00      1,012.20       0.25          1.25

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ........   1,000.00      1,023.76       0.25          1.25

                              HARRIS INSIGHT FUNDS
                     DISCLOSURE OF FUND EXPENSES (CONTINUED)
           FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


EXPENSE TABLE
HARRIS INSIGHT EQUITY FUNDS
--------------------------------------------------------------------------------
                               Beginning      Ending                    Expenses
                                Account       Account     Annualized      Paid
                                 Value         Value       Expense       During
                               01/01/05      06/30/05       Ratio        Period*
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ........  $1,000.00     $1,033.80       0.84%        $4.24
N Shares ....................   1,000.00      1,032.80       1.09          5.49
A Shares ....................   1,000.00      1,032.80       1.09          5.49

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ........   1,000.00      1,020.83       0.84          4.21
N Shares ....................   1,000.00      1,019.59       1.09          5.46
A Shares ....................   1,000.00      1,019.59       1.09          5.46
--------------------------------------------------------------------------------
CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ........   1,000.00      1,031.60       0.97          4.89
N Shares ....................   1,000.00      1,030.20       1.22          6.14
A Shares ....................   1,000.00      1,030.20       1.22          6.14

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ........   1,000.00      1,020.19       0.97          4.86
N Shares ....................   1,000.00      1,018.95       1.22          6.11
A Shares ....................   1,000.00      1,018.95       1.22          6.11
--------------------------------------------------------------------------------
EMERGING MARKETS FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ........   1,000.00      1,023.60       1.58          7.93
N Shares ....................   1,000.00      1,022.00       1.83          9.17
A Shares ....................   1,000.00      1,023.00       1.83          9.18

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ........   1,000.00      1,017.16       1.58          7.90
N Shares ....................   1,000.00      1,015.93       1.83          9.15
A Shares ....................   1,000.00      1,015.93       1.83          9.15
--------------------------------------------------------------------------------
EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ........   1,000.00      1,051.10       0.91          4.63
N Shares ....................   1,000.00      1,049.60       1.16          5.89
A Shares ....................   1,000.00      1,049.60       1.16          5.89

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ........   1,000.00      1,020.49       0.91          4.56
N Shares ....................   1,000.00      1,019.25       1.16          5.81
A Shares ....................   1,000.00      1,019.25       1.16          5.81


--------------------------------------------------------------------------------
                               Beginning      Ending                    Expenses
                                Account       Account     Annualized      Paid
                                 Value         Value       Expense       During
                               01/01/05      06/30/05       Ratio        Period*
--------------------------------------------------------------------------------
INDEX FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ........  $1,000.00     $  989.50       0.44%        $2.17
N Shares ....................   1,000.00        988.00       0.69          3.40

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ........   1,000.00      1,022.82       0.44          2.21
N Shares ....................   1,000.00      1,021.58       0.69          3.46
--------------------------------------------------------------------------------
INTERNATIONAL FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ........   1,000.00        979.00       1.32          6.48
N Shares ....................   1,000.00        977.70       1.57          7.70
A Shares ....................   1,000.00        977.60       1.57          7.70

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ........   1,000.00      1,018.45       1.32          6.61
N Shares ....................   1,000.00      1,017.21       1.57          7.85
A Shares ....................   1,000.00      1,017.21       1.57          7.85
--------------------------------------------------------------------------------
SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ........   1,000.00        961.30       1.00          4.86

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ........   1,000.00      1,020.04       1.00          5.01
--------------------------------------------------------------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ........   1,000.00        975.70       0.97          4.75
N Shares ....................   1,000.00        974.70       1.22          5.97
A Shares ....................   1,000.00        974.30       1.22          5.97

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ........   1,000.00      1,020.19       0.97          4.86
N Shares ....................   1,000.00      1,018.95       1.22          6.11
A Shares ....................   1,000.00      1,018.95       1.22          6.11
--------------------------------------------------------------------------------
SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ........   1,000.00      1,018.90       0.92          4.61
N Shares ....................   1,000.00      1,017.60       1.17          5.85
A Shares ....................   1,000.00      1,017.60       1.17          5.85

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ........   1,000.00      1,020.44       0.92          4.61
N Shares ....................   1,000.00      1,019.20       1.17          5.86
A Shares ....................   1,000.00      1,019.20       1.17          5.86
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365 days.

                   HARRIS INSIGHT GOVERNMENT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                           PAR
YIELD/RATE                             MATURITY     (000)            VALUE+
----------                             --------    --------      --------------
AGENCY OBLIGATIONS -- 9.6%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (Cost $149,938,229)
    2.965%                             07/06/05    $150,000      $  149,938,229
                                                                 --------------
VARIABLE RATE OBLIGATIONS++ -- 52.6%
FEDERAL HOME LOAN BANK -- 20.1%
    3.136%                             07/18/05*     11,000          10,999,343
    3.160%                             07/21/05*     75,000          74,949,097
    3.100%                             08/02/05*    150,000         149,903,187
    3.270%                             09/13/05*     20,000          19,991,703
    3.290%                             09/15/05*     58,000          57,970,304
                                                                 --------------
                                                                    313,813,634
                                                                 --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 28.2%
    3.040%                             07/07/05*    100,000          99,911,807
    3.046%                             07/07/05*     83,250          83,223,999
    3.140%                             07/18/05*     13,170          13,169,360
    3.160%                             08/17/05*     38,000          37,989,480
    3.179%                             08/22/05*     75,000          74,971,083
    3.250%                             09/09/05*      5,000           4,998,342
    3.314%                             09/22/05*     50,000          49,954,775
    3.319%                             09/22/05*     75,000          74,938,687
                                                                 --------------
                                                                    439,157,533
                                                                 --------------
OVERSEAS PRIVATE INVESTMENT CORP. -- 4.3%
    3.330%                             07/06/05*     66,609          66,608,891
                                                                 --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $819,580,058)                                               819,580,058
                                                                 --------------


ANNUALIZED                                           PAR
YIELD/RATE                             MATURITY     (000)            VALUE+
----------                             --------    --------      --------------
REPURCHASE AGREEMENTS -- 37.9%
Bank of America Securities, L.L.C.
  3.400%
  Agreement dated 06/30/05, proceeds
  at maturity $296,412,771 (Collateralized
  by $309,098,497 FNMA 6.000%, due
  04/01/35. The market value is
  $302,312,475.)                       07/01/05    $296,385      $  296,384,779
Bank of Tokyo N.A.
  3.380%
  Agreement dated 06/30/05, proceeds
  at maturity $295,027,697 (Collateralized
  by $307,654,316 FNMA 6.000%, due
  04/01/35. The market value is
   $300,900,000.)                      07/01/05     295,000         295,000,000
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $591,384,779)                                               591,384,779
                                                                 --------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $1,560,903,066d)                                          1,560,903,066
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- (0.1%)
Interest receivable and other assets                                  2,176,292
Dividends payable                                                    (3,016,694)
Investment advisory fee payable                                        (132,590)
Administration fees payable                                            (101,124)
Service plan fees payable                                              (429,744)
Accrued expenses                                                       (389,335)
                                                                 --------------
                                                                     (1,893,195)
                                                                 --------------
NET ASSETS -- 100.0%
Applicable to 235,336,526 Institutional Shares,
  221,747,996 N Shares, and 1,101,925,349
  Service Shares of beneficial interest
  outstanding, $.001 par value (indefinite
  number of shares has been authorized
  for each class of shares of the Fund) (Note 8)                 $1,559,009,871
                                                                 ==============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, AND SERVICE SHARES                                    $1.00
                                                                          =====

----------
+  See Note 2a to the Financial Statements.
++ Rate in effect on 06/30/05.
*  Date of next interest rate reset.
d  Aggregate cost for federal income tax purposes.

                       See Notes to Financial Statements.

                        HARRIS INSIGHT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                           PAR
YIELD/RATE                             MATURITY     (000)            VALUE+
----------                             --------    --------      --------------
ASSET-BACKED SECURITIES -- 5.2%
DaimlerChrysler Auto Trust
  Series 2005-A, Class A1
    2.630%                             01/08/06    $    674      $      674,373
G-Star, Ltd. Series 2002-2A 144A,
  Class A1MAf,g
    3.394%                             07/25/05*     31,718          31,717,714
Nissan Auto Receivables Owner
  Trust Series 2005-A, Class A1
    2.640%                             01/17/06      30,236          30,235,829
Putnam Structured Product
  Funding Series 2002-1A 144A,
  Class A1MFf,g
    3.310%                             07/15/05*     26,000          26,000,000
Residential Mortgage Acceptance
  Corp. Series 2004-NS2A 144A,
  Class A1f
    3.210%                             07/12/05*    205,078         205,078,058
                                                                 --------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $293,705,974)                                               293,705,974
                                                                 --------------
COMMERCIAL PAPER -- 37.8%
Alaska Housing Finance Corp.
    3.120%                             07/01/05      62,810          62,810,000
Bishop's Gate Residential
  Mortgage Funding
    3.110%                             07/05/05      28,000          27,990,324
Broadhollow Funding, L.L.C.
    3.240%                             11/03/05e     25,000          24,988,750
    3.290%                             11/15/05e     33,300          33,248,265
    3.300%                             11/18/05e     25,000          24,954,167
    3.310%                             11/19/05e     25,000          24,951,729
    3.320%                             11/22/05e     25,000          24,944,667
    3.340%                             11/24/05e     30,000          29,927,633
    3.340%                             11/25/05e     25,000          24,937,375
Bryant Park Funding, L.L.C.
    3.040%                             07/06/05      31,438          31,424,726
    3.150%                             07/11/05       9,782           9,773,441
    3.160%                             07/11/05      40,000          39,964,889
    3.170%                             07/11/05      29,890          29,863,680
    3.180%                             07/21/05     118,154         117,945,261
Compass Securitization, L.L.C.
    3.180%                             07/11/05      11,800          11,789,577
Crown Point Capital, L.L.C.
    3.100%                             07/05/05      50,000          49,982,778
    3.110%                             07/05/05     151,552         151,499,630
    3.130%                             07/05/05      32,243          32,231,787
Galaxy Funding, Inc.
    3.040%                             07/08/05      37,966          37,943,558
Giro Funding Corp.
    3.270%                             07/05/05      12,606          12,601,420
    3.340%                             07/06/05     100,000          99,953,611
    3.370%                             07/07/05      50,000          49,971,917
Giro Multi-Funding Corp.
    3.190%                             07/13/05      15,035          15,019,013
    3.230%                             07/15/05      30,000          29,962,317
Municipal Electric Authority, Georgia TECP
    3.180%                             07/07/05      12,527          12,527,000


ANNUALIZED                                           PAR
YIELD/RATE                             MATURITY     (000)            VALUE+
----------                             --------    --------      --------------
COMMERCIAL PAPER (CONTINUED)
Paradigm Funding, L.L.C.
    3.090%                             07/01/05    $ 35,000      $   35,000,000
    3.140%                             07/08/05     140,000         139,914,522
    3.120%                             07/12/05      25,131          25,107,042
Park Granada, L.L.C.
    3.100%                             10/29/05e     35,000          35,000,000
    3.310%                             11/10/05e     50,000          49,944,833
    3.310%                             11/15/05e     80,000          79,874,956
Scaldis Capital, L.L.C.
    3.190%                             07/14/05      15,753          15,734,853
Solitaire Funding, L.L.C.
    3.090%                             07/05/05      16,500          16,494,335
Strand Capital, L.L.C.
    3.430%                             11/18/05e    123,000         122,062,466
Surrey Funding Corp.
    3.110%                             07/07/05      87,880          87,834,449
    3.115%                             07/13/05      49,860          49,808,229
    3.310%                             07/19/05      20,000          19,966,900
Tasman Funding, L.L.C.
    3.210%                             07/07/05      50,000          49,973,250
    3.230%                             07/07/05      30,000          29,983,850
    3.240%                             07/07/05      12,988          12,980,987
    3.190%                             07/12/05      62,163          62,102,408
    3.200%                             07/15/05      28,963          28,926,957
    3.310%                             07/21/05      12,260          12,237,455
    3.300%                             07/25/05       9,060           9,040,068
    3.320%                             07/28/05      24,000          23,940,240
Thames Asset Global
  Securitization, Inc.
    3.110%                             07/06/05      56,916          56,891,415
    3.110%                             07/07/05     150,000         149,922,250
                                                                 --------------
TOTAL COMMERCIAL PAPER
  (Cost $2,123,948,980)                                           2,123,948,980
                                                                 --------------
MUNICIPAL BONDS -- 2.1%
Alaska State Housing Finance Corp.
  Revenue Bonds Series B VR
    3.300%                             07/07/05       8,055           8,055,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series 1,
  Class A1 VR
    3.320%                             07/06/05      10,300          10,300,000
Colorado State Housing & Finance
  Authority Revenue Bonds
  Series B-1 VR
    3.320%                             07/06/05      14,225          14,225,000
Colorado State Housing & Finance
  Authority Revenue Bonds
  Series B-2 VR
    3.320%                             07/06/05      42,875          42,875,000
Connecticut State Housing Finance
  Authority Revenue Bonds VR
    3.310%                             07/07/05       8,466           8,466,000
Madison, Wisconsin, Community
  Development Authority
  Revenue Bonds VR
    3.340%                             07/07/05       7,865           7,865,000


                       See Notes to Financial Statements.

                        HARRIS INSIGHT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                           PAR
YIELD/RATE                             MATURITY     (000)            VALUE+
----------                             --------    --------      --------------
MUNICIPAL BONDS (CONTINUED)
Massachusetts State Health &
  Educational Facilities Authority
  Revenue Bonds Series J-1 VR
    2.200%                             07/07/05    $ 22,790      $   22,789,218
Utah Housing Corp. Single Family
  Mortgage Revenue Bonds
  Series C-3, Class I VR
    3.320%                             07/06/05       1,125           1,125,000
                                                                 --------------
TOTAL MUNICIPAL BONDS
  (Cost $115,700,218)                                               115,700,218
                                                                 --------------
TIME DEPOSITS -- 1.8%
JPMorgan Chase Bank & Co.
  (Cost $100,000,000)
    3.375%                             07/01/05     100,000         100,000,000
                                                                 --------------
VARIABLE RATE OBLIGATIONS++ -- 49.5%
American Express Credit Corp.
  Series 144Af
    3.310%                             07/20/05*    225,000         225,000,000
Bank of New York Co., Inc.
  Series 144Af
    3.160%                             07/11/05*    135,000         134,985,348
Bank One Corp.
    3.494%                             08/25/05*    104,915         105,074,101
Beta Finance, Inc. Series 144Af
    3.168%                             07/11/05*     99,045          99,045,864
    3.166%                             07/14/05*     75,000          74,991,848
CC USA, Inc. Series 144Af
    3.125%                             07/05/05*    100,000         100,001,980
CFM International, Inc.
    3.330%                             07/05/05*     26,010          26,010,000
General Electric Capital Corp.
    3.284%                             07/11/05*     15,000          15,000,000
Goldman Sachs Group, Inc.
  Series 144Af
    3.320%                             07/15/05*    100,000         100,000,000
    3.160%                             07/29/05      50,000          50,000,000
Harrier Finance Funding, L.L.C.
  Series 144Af
    3.180%                             07/15/05*     90,000          89,993,798
    3.190%                             07/15/05*    100,000         100,000,000
    3.284%                             07/25/05*     73,000          73,000,000
HBOS Treasury Services P.L.C.
  Series 144Af
    3.160%                             07/12/05*    104,180         104,213,721
    3.376%                             07/29/05     148,000         148,010,218
K2, L.L.C. Series 144Af
    3.085%                             07/05/05*     77,500          77,495,095
    3.105%                             07/05/05*    118,000         117,992,366
    3.264%                             07/25/05*     30,000          29,996,581
    3.274%                             07/25/05      50,000          49,999,668
Lehman Brothers Holdings, Inc.
    3.180%                             07/05/05*     75,000          75,065,149
    3.250%                             07/22/05      20,000          20,001,423
    3.370%                             07/22/05*    102,500         102,500,000
Money Market Trust
  Series A-2 144Af,g
    3.295%                             07/15/05*    208,000         208,000,000


ANNUALIZED                                           PAR
YIELD/RATE                             MATURITY     (000)            VALUE+
----------                             --------    --------      --------------
VARIABLE RATE OBLIGATIONS++ (CONTINUED)
Morgan Stanley Dean Witter & Co.
    3.340%                             07/15/05*   $ 38,200      $   38,200,000
Rural Electric Cooperative
  Grantor Trust (Kansas Electric
  Power Cooperative)
    3.320%                             07/06/05*     10,740          10,740,000
Tango Finance Corp. Series 144Af
    3.180%                             07/11/05*     53,000          52,999,597
    3.250%                             07/22/05      25,000          25,000,000
    3.284%                             07/25/05      80,000          80,000,000
    3.285%                             07/25/05*     40,000          39,999,828
    3.300%                             07/29/05      27,000          27,000,000
U.S. Bank N.A.
    3.230%                             08/17/05*     55,000          54,999,720
    3.350%                             09/06/05*      5,580           5,580,480
Westdeutsche Landesbank A.G.
  Series 144Af
    3.200%                             07/11/05*    100,000         100,000,000
White Pine Finance, L.L.C.
  Series 144Af
    3.130%                             07/07/05*     48,000          48,000,000
    3.170%                             07/14/05      30,000          29,999,848
    3.190%                             07/15/05*     40,000          39,998,499
    3.105%                             07/20/05     100,000          99,998,332
                                                                 --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,778,893,464)                                           2,778,893,464
                                                                 --------------
REPURCHASE AGREEMENTS -- 3.7%
Bank of America Securities, L.L.C.
  3.400%
  Agreement dated 06/30/05, proceeds
  at maturity $101,639,006 (Collateralized
  by $105,058,786 FNMA 5.000%, due
  04/01/35. The market value is
  $103,661,997.)                       07/01/05     101,629         101,629,408
Lehman Brothers Holdings, Inc.
  3.400%
  Agreement dated 06/30/05, proceeds
  at maturity $108,010,200 (Collateralized
  by $154,448,371 FNMA 3.847% to 5.189%,
  due from 04/01/19 to 07/01/35. The
  market value is $110,156,670.)       07/01/05     108,000         108,000,000
                                                                 --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $209,629,408)                                               209,629,408
                                                                 --------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $5,621,878,044d)                                          5,621,878,044
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- (0.1%)
Interest receivable and other assets                                  7,259,815
Dividends payable                                                   (12,581,646)
Investment advisory fee payable                                        (479,345)
Administration fees payable                                            (217,306)
Service plan fees payable                                              (862,738)
Accrued expenses                                                       (859,533)
                                                                 --------------
                                                                     (7,740,753)
                                                                 --------------


                       See Notes to Financial Statements.

                        HARRIS INSIGHT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                     VALUE+
                                                                 --------------
NET ASSETS -- 100.0%
Applicable to 2,390,748,066 Institutional
  Shares, 1,057,877,578 N Shares,
  468,245,524 Exchange Shares, and
  1,697,853,352 Service Shares of
  beneficial interest outstanding, $.001
  par value (indefinite number of shares
  has been authorized for each class of
  shares of the Fund) (Note 8)                                   $5,614,137,291
                                                                 ==============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, EXCHANGE SHARES, AND
  SERVICE SHARES                                                          $1.00
                                                                          =====

----------
+   See Note 2a to the Financial Statements.
++  Rate in effect on 06/30/05.
*   Date of next interest rate reset.
d   Aggregate cost for federal income tax purposes.
e These securities allow the issuer to extend the maturity date. The date shown is the date to which the security can be extended. Such securities could mature earlier than the extension date.
f,g Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise designated (g), the security is considered liquid.
VR -- Variable rate demand note; interest rate in effect on 06/30/05. Maturity date is the later of the next interest rate change or exercise of the demand feature.
TECP -- Tax-Exempt Commercial Paper.


                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                            PAR
YIELD/RATE                             MATURITY      (000)           VALUE+
----------                             --------     -------      --------------
MUNICIPAL BONDS -- 105.0%
ALABAMA -- 6.3%
Chatom, Alabama, Industrial
  Development Board Pollution
  Control Revenue Bonds
  (Alabama Electric Project) VR
    2.600%                             07/07/05     $ 3,250      $    3,250,000
Columbia, Alabama, Industrial
  Development Board Pollution
  Control Revenue Bonds
  (Alabama Power Co. Project)
  Series C VR
    2.530%                             07/01/05      18,650          18,650,000
Columbia, Alabama, Industrial
  Development Board Pollution
  Control Revenue Bonds
  (Alabama Power Co. Project)
  Series D VR
    2.530%                             07/01/05      18,100          18,100,000
Jefferson County, Alabama,
  Sewer Revenue Bonds (Eagle)
  Series 20026020 144A,
  Class A VRf
    2.320%                             07/07/05       9,830           9,830,000
Jefferson County, Alabama,
  Sewer Revenue Bonds (Eagle)
  Series 20030029 144A,
  Class A VRf
    2.320%                             07/07/05       9,900           9,900,000
Jefferson County, Alabama,
  Sewer Revenue Bonds
  Series C-2 VR
    2.290%                             07/07/05      12,000          12,000,000
Jefferson County, Alabama,
  Sewer Revenue Bonds
  Series C-4 VR
    2.290%                             07/07/05      10,000          10,000,000
                                                                 --------------
                                                                     81,730,000
                                                                 --------------
ALASKA -- 2.3%
Alaska State Housing Finance
  Corp. Governmental Purpose
  Revenue Bonds (University
  of Alaska) Series A VR
    2.430%                             07/07/05      25,400          25,400,000
Alaska State Housing Finance
  Corp. Revenue Bonds (Spears)
  Series DB-132 144A VRf
    2.310%                             07/07/05       5,260           5,260,000
                                                                 --------------
                                                                     30,660,000
                                                                 --------------
ARIZONA -- 0.8%
Salt River Project, Arizona,
  Agricultural Improvement &
  Power District Electrical
  Systems Revenue Bonds
  Series 20026010 144A, Class A VRf
    2.320%                             07/07/05       9,900           9,900,000
                                                                 --------------


ANNUALIZED                                            PAR
YIELD/RATE                             MATURITY      (000)           VALUE+
----------                             --------     -------      --------------
MUNICIPAL BONDS (CONTINUED)
CALIFORNIA -- 0.3%
California State Department of
  Water Resources Power Supply
  Revenue Bonds Series B-5 VR
    2.300%                             07/01/05     $ 4,000      $    4,000,000
                                                                 --------------
COLORADO -- 4.0%
Colorado Housing & Finance
  Authority Revenue Bonds
  (Multifamily Project-Class I)
  Series A-4 VR
    2.400%                             07/06/05       5,895           5,895,000
Moffat County, Colorado, Pollution
  Control Revenue Bonds (National
  Rural Utilities Co-Op) VR
    2.450%                             07/07/05      36,310          36,310,000
Westminster, Colorado, Economic
  Development Authority, Tax
  Increment Revenue Bonds
  (North Huron Urban Renewal
  Project) VR
    2.310%                             07/07/05      10,450          10,450,000
                                                                 --------------
                                                                     52,655,000
                                                                 --------------
FLORIDA -- 5.4%
Dade County, Florida, Industrial
  Development Authority Exempt
  Facilities Revenue Bonds
  (Florida Power & Light Co.) VR
    2.310%                             07/01/05      11,500          11,500,000
Florida State Board of Education
  General Obligation Bonds (Eagle)
  Series 2003025 144A, Class A VRf
    2.320%                             07/07/05       4,900           4,900,000
Jea, Florida, Water & Sewer
  System Revenue Bonds
  Series B VR
    2.260%                             07/07/05       2,000           2,000,000
Orlando & Orange County, Florida,
  Expressway Authority Revenue
  Bonds Subseries A-1 VR
    2.230%                             07/07/05       5,000           5,000,000
Palm Beach County, Florida,
  School District TECP
    2.850%                             07/05/05      10,000          10,000,000
Putnam County, Florida,
  Development Authority
  Pollution Control Revenue
  Bonds (Seminole Electric
  Co-Op, Inc.) Series D PS
    2.650%                             12/15/05      11,540          11,540,000
St. Lucie County, Florida, Pollution
  Control Revenue Bonds (Florida
  Power & Light Co. Project) VR
    2.300%                             07/01/05      25,000          25,000,000
                                                                 --------------
                                                                     69,940,000
                                                                 --------------


                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                            PAR
YIELD/RATE                             MATURITY      (000)           VALUE+
----------                             --------     -------      --------------
MUNICIPAL BONDS (CONTINUED)
GEORGIA -- 3.6%
Burke County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant
   Vogtle Project) 1st Series PS
    2.830%                             05/05/06     $24,000      $   24,000,000
Henry County, Georgia, Water &
  Sewer Authority Revenue Bonds
  (Eagle) Series 720050008 144A,
  Class A VRf
    2.320%                             07/07/05      16,640          16,640,000
Monroe County, Georgia,
  Development Authority
  Pollution Control Revenue
  Bonds (Georgia Power Co.
  Plant Scherer Project)
  2nd Series PS
    2.830%                             05/05/06       6,000           6,000,000
                                                                 --------------
                                                                     46,640,000
                                                                 --------------
HAWAII -- 0.8%
ABN AMRO Munitops Certificates
  Trust (Hawaii)
  Series 11 144A PSf,g
    2.700%                             07/27/05       9,980           9,980,000
                                                                 --------------
ILLINOIS -- 14.1%
ABN AMRO Munitops Certificates
  Trust (Multistate)
  Series 2 144A VRf
    2.330%                             07/07/05      10,000          10,000,000
ABN AMRO Munitops Certificates
  Trust (Multistate)
  Series 3 144A VRf
    2.330%                             07/07/05      15,000          15,000,000
Cary, Illinois, Special Tax Revenue
  Bonds (Foxford Special Service
  Area No. 2) VR
    2.310%                             07/07/05       2,398           2,398,000
Chicago, Illinois, General
  Obligation Bonds (Eagle)
  Series 20030006-A 144A VRf
    2.320%                             07/07/05       4,800           4,800,000
Chicago, Illinois, Metropolitan
  Water Reclamation District of
  Greater Chicago General
  Obligation Bonds Series A VR
    2.300%                             07/07/05      16,000          16,000,000
Illinois Development Finance
  Authority Revenue Bonds
  (Lake Forest Academy) VR
    2.310%                             07/07/05       4,000           4,000,000
Illinois Development Finance
  Authority Revenue Bonds
  (McGaw YMCA Evanston
  Project) VR
    2.430%                             07/07/05       4,000           4,000,000


ANNUALIZED                                            PAR
YIELD/RATE                             MATURITY      (000)           VALUE+
----------                             --------     -------      --------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois Development Finance
  Authority Revenue Bonds
  (North Park University) VR
    2.280%                             07/07/05     $23,000      $   23,000,000
Illinois Development Finance
  Authority Revenue Bonds
  (Sacred Heart Schools Project) VR
    2.310%                             07/07/05       2,300           2,300,000
Illinois Educational Facilities
  Authority Revenue Bonds
  (Field Museum of Natural
  History) VR
    2.350%                             07/07/05      15,400          15,400,000
Illinois Finance Authority Revenue
  Bonds (Lake Forest Country
  Day School Project) VR
    2.310%                             07/07/05       3,250           3,250,000
Illinois Finance Authority Revenue
  Bonds (Music & Dance
  Theater Project) VR
    2.310%                             07/07/05       5,000           5,000,000
Illinois Health Facilities
  Authority TECP
    2.900%                             09/15/05      10,000          10,000,000
    2.850%                             09/22/05       5,000           5,000,000
    2.600%                             10/20/05      21,400          21,400,000
    2.630%                             11/03/05      10,000          10,000,000
Illinois Health Facilities Authority
  Revenue Bonds (Advocate
  Health Care Network) Series A PS
    1.730%                             07/06/05      11,130          11,130,000
    2.740%                             07/06/06      11,130          11,130,000
Illinois Regional Transportation
  Authority Revenue Bonds (Eagle)
  Series 720050003 144A, Class A VRf
    2.320%                             07/07/05       4,950           4,950,000
Winnebago & Boone Counties,
  Illinois, Rockland School District
  No. 205 TANS
    3.160%                             09/29/05       5,000           5,007,969
                                                                 --------------
                                                                    183,765,969
                                                                 --------------
INDIANA -- 11.0%
ABN AMRO Munitops Certificates
  Trust (Multistate)
  Series 5 144A VRf
    2.330%                             07/07/05      10,746          10,746,000
ABN AMRO Munitops Certificates
  Trust (Multistate)
  Series 7 144A VRf
    2.330%                             07/07/05       5,000           5,000,000
Indiana Health Facility Financing
  Authority Hospital Revenue
  Bonds (Clarian Health Obligated
  Group) Series H VR
    2.280%                             07/01/05       1,500           1,500,000


                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                            PAR
YIELD/RATE                             MATURITY      (000)           VALUE+
----------                             --------     -------      --------------
MUNICIPAL BONDS (CONTINUED)
INDIANA (CONTINUED)
Indiana Health Facility Financing
  Authority Revenue Bonds
  (Ascension Health Credit Group)
  Series A-1 PS
    1.730%                             07/05/05     $30,000      $   30,000,000
    2.740%                             07/03/06      17,000          17,000,000
Indiana Health Facility Financing
  Authority Revenue Bonds
  (Ascension Health Credit Group)
  Series A-3 PS
    2.500%                             02/01/06      21,000          21,000,000
Indiana Health Facility Financing
  Authority Revenue Bonds
  (Union Hospital, Inc. Project) VR
    2.560%                             07/07/05       7,600           7,600,000
Indiana State Office Building
  Commission TECP
    2.470%                             07/11/05      16,511          16,511,000
Indiana Transportation Finance
  Authority Highway Revenue
  Bonds (Spears)
  Series DB-114 144A VRf
    2.310%                             07/07/05       4,000           4,000,000
Indiana Transportation Finance
  Authority Highway Revenue
  Bonds (Spears)
  Series DB-117 144A VRf
    2.310%                             07/07/05       2,090           2,090,000
Purdue University, Indiana, Student
  Facilities System Revenue
  Bonds Series A VR
    2.430%                             07/07/05      27,600          27,600,000
                                                                 --------------
                                                                    143,047,000
                                                                 --------------
KANSAS -- 0.5%
Wichita, Kansas, Hospital
  Facilities Improvement Revenue
  Bonds (St. Francis Regional
  Medical Center)
  Series A-3 144A VRf
    2.310%                             07/07/05       7,000           7,000,000
                                                                 --------------
KENTUCKY -- 1.3%
Kentucky Economic Development
  Finance Authority Revenue
  Bonds (Catholic Health
  Initiatives) Series C VR
    2.320%                             07/07/05       5,300           5,300,000
Mason County, Kentucky, Pollution
  Control Revenue Bonds (East
  Kentucky Power Co-Op)
  Series B-2 VR
    2.600%                             07/07/05       6,570           6,570,000


ANNUALIZED                                            PAR
YIELD/RATE                             MATURITY      (000)           VALUE+
----------                             --------     -------      --------------
MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
Mason County, Kentucky, Pollution
  Control Revenue Bonds (East
  Kentucky Power Co-Op)
  Series B-3 VR
    2.600%                             07/07/05     $ 4,560      $    4,560,000
                                                                 --------------
                                                                     16,430,000
                                                                 --------------
MASSACHUSETTS -- 1.7%
Massachusetts Bay Transportation
  Authority General Obligation
  Bonds (General Transportation
  System) VR
    2.220%                             07/07/05       3,000           3,000,000
Massachusetts Water Resources
  Authority TECP
    2.450%                             08/15/05       7,700           7,700,000
Route 3 North Transportation
  Improvement Association,
  Massachusetts Lease Revenue
  Bonds Series B VR
    2.280%                             07/07/05      12,150          12,150,000
                                                                 --------------
                                                                     22,850,000
                                                                 --------------
MICHIGAN -- 4.6%
Detroit, Michigan, City School
  District General Obligation
  Bonds (Eagle) Series 20026013
  144A, Class A VRf
    2.320%                             07/07/05       7,680           7,680,000
Detroit, Michigan, City School
  District General Obligation
  Bonds (Eagle) Series 20026014
  144A, Class A VRf
    2.320%                             07/07/05       7,200           7,200,000
Grand Valley State University,
  Michigan Revenue Bonds
  Series A VR
    2.300%                             07/07/05      15,905          15,905,000
Kalamazoo, Michigan, Hospital
  Finance Authority Revenue
  Bonds (Bronson Methodist
  Hospital) VR
    2.330%                             07/07/05       6,510           6,510,000
Michigan State General Obligation
  Notes Series A
    3.500%                             09/30/05       8,000           8,029,423
Michigan State School Loan TECP
    2.670%                             10/04/05       7,500           7,500,000
Michigan State Strategic Fund
  Limited Obligation Revenue
  Bonds (Southgate Properties
  Project) VR
    2.330%                             07/07/05       6,990           6,990,000
                                                                 --------------
                                                                     59,814,423
                                                                 --------------


                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                            PAR
YIELD/RATE                             MATURITY      (000)           VALUE+
----------                             --------     -------      --------------
MUNICIPAL BONDS (CONTINUED)
MINNESOTA -- 1.9%
University of Minnesota Revenue
  Bonds Series A VR
    2.430%                             07/06/05     $25,090      $   25,090,000
                                                                 --------------
MISSISSIPPI -- 2.0%
Claiborne County, Mississippi TECP
    2.830%                             08/05/05      15,900          15,900,000
Jackson County, Mississippi,
  Port Facility Revenue Bonds
  (Chevron, Inc. Project) VR
    2.300%                             07/01/05       6,600           6,600,000
Mississippi State General
  Obligation Bonds (Eagle) Series
  20026018 144A, Class A VRf
    2.320%                             07/07/05       4,000           4,000,000
                                                                 --------------
                                                                     26,500,000
                                                                 --------------
MISSOURI -- 3.5%
Bi State Development Agency,
  Missouri-Illinois Metropolitan
  District Mass Transit Revenue
  Bonds (MetroLink Cross County
  Project) Series A VR
    2.250%                             07/07/05       7,000           7,000,000
Missouri State Health &
  Educational Facilities Authority
  Revenue Bonds (Eagle) Series
  20026026 144A, Class A VRf
    2.320%                             07/07/05       2,700           2,700,000
Missouri State Health &
  Educational Facilities Authority
  Revenue Bonds (Washington
  University) (Eagle) Series
  20030003 144A, Class A VRf
    2.320%                             07/07/05       9,900           9,900,000
Missouri State Highways &
  Transit Commission State Road
  Revenue Bonds Series A
    4.000%                             05/01/06      23,835          24,097,900
St. Louis County, Missouri,
  Industrial Development &
  Educational Facilities Revenue
  Bonds (Whitefield School, Inc.)
  Series B VR
    2.330%                             07/07/05       1,400           1,400,000
                                                                 --------------
                                                                     45,097,900
                                                                 --------------
NEVADA -- 1.2%
ABN AMRO Munitops Certificates
  Trust (Multistate)
  Series 19 144A VRf
    2.330%                             07/07/05      10,950          10,950,000
Clark County, Nevada TECP
    2.500%                             08/25/05       5,000           5,000,000
                                                                 --------------
                                                                     15,950,000
                                                                 --------------


ANNUALIZED                                            PAR
YIELD/RATE                             MATURITY      (000)           VALUE+
----------                             --------     -------      --------------
MUNICIPAL BONDS (CONTINUED)
NEW MEXICO -- 0.4%
Farmington, New Mexico, Pollution
  Control Revenue Bonds (Arizona
  Public Service Co.) Series B VR
    2.250%                             07/01/05     $ 5,000      $    5,000,000
                                                                 --------------
NEW YORK -- 1.2%
New York City, New York,
  Transitional Finance Authority
  Certificates (STARS)
  Series 7 144A VRf
    2.310%                             07/07/05       3,155           3,155,000
New York City, New York,
  Transitional Finance Authority
  Revenue Bonds (New York City
  Recovery) Subseries B-3 VR
    2.480%                             07/01/05      12,790          12,790,000
                                                                 --------------
                                                                     15,945,000
                                                                 --------------
NORTH CAROLINA -- 0.1%
North Carolina State General
  Obligation Bonds (Eagle)
  Series 720051001 144A,
  Class A VRf
    2.320%                             07/07/05       2,000           2,000,000
                                                                 --------------
OHIO -- 1.3%
Kent State University, Ohio,
  Revenue Bonds VR
    2.400%                             07/07/05       9,775           9,775,000
Ohio State Higher Educational
  Facility Commission Revenue
  Bonds (Pooled Financing 2002
  Program) Series A VR
    2.320%                             07/07/05       5,260           5,260,000
Ohio State Higher Educational
  Facility Commission Revenue
  Bonds (Pooled Financing 2003
  Program) Series A VR
    2.320%                             07/07/05       1,540           1,540,000
                                                                 --------------
                                                                     16,575,000
                                                                 --------------
OREGON -- 2.1%
Clakamas County, Oregon, Hospital
  Facility Authority Revenue Bonds
  (Legacy Health System) VR
    2.280%                             07/07/05      21,500          21,500,000
Eugene, Oregon, Electric Utility
  Revenue Bonds (Eagle)
  Series 2003002 144A, Class A VRf
    2.320%                             07/07/05       5,880           5,880,000
                                                                 --------------
                                                                     27,380,000
                                                                 --------------
PENNSYLVANIA -- 5.3%
Delaware County, Pennsylvania,
  Industrial Development Authority
  Pollution Control Revenue Bonds
  (Exelon Generation Co., L.L.C.) VR
    2.530%                             07/01/05      46,100          46,100,000


                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                            PAR
YIELD/RATE                             MATURITY      (000)           VALUE+
----------                             --------     -------      --------------
MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
Pennsylvania Intergovernmental
  Cooperation Authority Special
  Tax Revenue Refunding Bonds
  (City of Philadelphia Funding
  Program) VR
    2.310%                             07/07/05     $ 2,175      $    2,175,000
Philadelphia, Pennsylvania,
  Water & Wastewater
  Revenue Bonds VR
    2.280%                             07/06/05       7,900           7,900,000
SouthCentral Pennsylvania
  General Authority Revenue
  Bonds (Wellspan Health
  Obligated Group) Series D VR
    2.280%                             07/07/05      12,525          12,525,000
                                                                 --------------
                                                                     68,700,000
                                                                 --------------
TEXAS -- 13.9%
ABN AMRO Munitops Certificates
  Trust (Multistate)
  Series 8 144A VRf
    2.330%                             07/07/05       5,000           5,000,000
ABN AMRO Munitops Certificates
  Trust (Multistate)
  Series 13 144A VRf
    2.330%                             07/07/05       6,000           6,000,000
ABN AMRO Munitops Certificates
  Trust (Multistate)
  Series 15 144A PSf,g
    2.800%                             11/16/05      15,925          15,925,000
Corpus Christi, Texas, Utility
  Systems Revenue Bonds
  (Spears) Series DB-126 144A VRf
    2.310%                             07/07/05       5,560           5,560,000
Denton, Texas, Independent
  School District General
  Obligation Bonds Series A VR
    2.430%                             07/07/05      15,000          15,000,000
Houston, Texas, Independent
  School District General
  Obligation Bonds Series 144A VRf
    2.310%                             07/07/05       5,000           5,000,000
Houston, Texas, Water & Sewer
  System Revenue Bonds (STARS)
  Series 14 144A VRf
    2.310%                             07/07/05       1,000           1,000,000
Nueces County, Texas, Health
  Facilities Development Corp.
  Revenue Bonds (Driscoll
  Children's Foundation Project) VR
    2.430%                             07/07/05      17,600          17,600,000
San Antonio, Texas, Electric &
  Gas Revenue Bonds VR
    2.430%                             07/07/05      21,000          21,000,000
Texas Municipal Power Agency
  Revenue Bonds Series 144A VRf
    2.430%                             07/07/05      18,570          18,570,000


ANNUALIZED                                            PAR
YIELD/RATE                             MATURITY      (000)           VALUE+
----------                             --------     -------      --------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
Texas Small Business Industrial
  Development Revenue Bonds VR
    2.430%                             07/07/05     $25,200      $   25,200,000
Texas State General Obligation
  Bonds (Eagle) Series 200030026
  144A, Class A VRf
    2.320%                             07/07/05       2,410           2,410,000
Texas State TRANS
    3.000%                             08/31/05      18,500          18,542,883
University of North Texas TECP
    2.700%                             08/05/05      20,390          20,390,000
University of Texas System,
  Board of Regents TECP
    2.600%                             07/25/05       3,650           3,650,000
                                                                 --------------
                                                                    180,847,883
                                                                 --------------
VIRGINIA -- 1.2%
Fairfax County, Virginia, Industrial
  Development Authority Revenue
  Bonds (Nova Health System
  Project) Series C-1 VR
    2.290%                             07/07/05      13,700          13,700,000
Loudoun County, Virginia, Industrial
  Development Authority Revenue
  Bonds (Howard Hughes Medical
  Institute) Series C VR
    2.480%                             07/01/05       1,800           1,800,000
                                                                 --------------
                                                                     15,500,000
                                                                 --------------
WASHINGTON -- 2.6%
Energy Northwest, Washington
  Electric Revenue Bonds
  (Project No. 3) Series D-3-1 VR
    2.270%                             07/07/05      17,000          17,000,000
Issaquah, Washington, Community
  Properties Revenue Bonds
  Series A VR
    2.330%                             07/07/05      15,000          15,000,000
Washington State General
  Obligation Bonds Series 144A VRf
    2.330%                             07/07/05       2,285           2,285,000
                                                                 --------------
                                                                     34,285,000
                                                                 --------------
WEST VIRGINIA -- 1.6%
ABN AMRO Munitops Certificates
  Trust (Multistate) Series 12 144A VRf
    2.330%                             07/07/05      15,000          15,000,000
West Virginia University Revenue
  Bonds (Spears)
  Series DB-119 144A VRf
    2.310%                             07/07/05       5,445           5,445,000
                                                                 --------------
                                                                     20,445,000
                                                                 --------------
WISCONSIN -- 7.2%
Elkhorn Area School District,
  Wisconsin TRANS
    2.000%                             08/24/05       5,000           5,002,178


                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ANNUALIZED                                            PAR
YIELD/RATE                             MATURITY      (000)           VALUE+
----------                             --------     -------      --------------
MUNICIPAL BONDS (CONTINUED)
WISCONSIN (CONTINUED)
Franklin Public School District,
  Wisconsin TRANS
    2.000%                             09/09/05     $ 4,450      $    4,452,516
Germantown School District,
  Wisconsin TRANS
    2.500%                             08/25/05       4,400           4,402,614
Hartford School District,
  Wisconsin TRANS
    2.000%                             10/27/05       2,000           2,000,634
Marshfield, Wisconsin, Unified
  School District Series A BANS
    4.000%                             11/01/05       1,300           1,304,641
Milwaukee, Wisconsin,
  Redevelopment Authority
  Revenue Bonds (American
  Society for Quality) VR
    2.350%                             07/07/05       2,000           2,000,000
Pewaukee School District,
  Wisconsin TRANS
    2.000%                             09/09/05       3,500           3,502,107
Racine, Wisconsin Notes Series A
    3.500%                             01/02/06       1,650           1,653,559
Racine, Wisconsin, Unified
  School District TRANS
    6.000%                             07/12/05      20,000          20,020,193
Sun Prairie Area School District,
  Wisconsin BANS
    3.250%                             02/01/06       3,175           3,181,128
Sun Prairie Area School District,
  Wisconsin TRANS
    2.000%                             10/12/05       5,300           5,304,031
Waukesha, Wisconsin BANS
    3.500%                             05/01/06       3,900           3,911,568
Wisconsin Health & Educational
  Facilities Authority Revenue
  Bonds (Wheaton Franciscan
  Services, Inc. System) Series B VR
    2.280%                             07/01/05      37,750          37,750,000
                                                                 --------------
                                                                     94,485,169
                                                                 --------------
WYOMING -- 2.8%
Gillette, Wyoming, Pollution Control
  Revenue Bonds (Pacificorp
  Project) VR
    2.430%                             07/07/05      10,000          10,000,000
Platte County, Wyoming, Pollution
  Control Revenue Bonds (Tri-State
  Generation & Transmission
  Association) Series A VR
    2.530%                             07/01/05      20,000          20,000,000
Uinta County, Wyoming, Pollution
  Control Revenue Bonds
  (Chevron, Inc. Project) VR
    2.250%                             07/01/05       7,100           7,100,000
                                                                 --------------
                                                                     37,100,000
                                                                 --------------
TOTAL MUNICIPAL BONDS
  (Cost $1,369,313,344)                                           1,369,313,344
                                                                 --------------


                                                   SHARES             VALUE+
                                                 ----------      --------------
TEMPORARY INVESTMENTS -- 0.1%
AIM Tax-Free Investment Co.
  Cash Reserve Portfolio                              6,675      $        6,675
Dreyfus Tax-Exempt Cash
  Management #264                                     3,088               3,088
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio               1,663,384           1,663,384
                                                                 --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,673,147)                                                   1,673,147
                                                                 --------------
TOTAL INVESTMENTS -- 105.1%
  (Cost $1,370,986,491d)                                          1,370,986,491
                                                                 --------------
OTHER ASSETS AND LIABILITIES -- (5.1%)
Interest receivable and other assets                                  7,037,583
Payable for securities purchased                                    (70,404,810)
Dividends payable                                                    (2,201,126)
Investment advisory fee payable                                        (114,371)
Administration fees payable                                            (130,969)
Service plan fees payable                                              (153,753)
Accrued expenses                                                       (123,855)
                                                                 --------------
                                                                    (66,091,301)
                                                                 --------------
NET ASSETS -- 100.0%
Applicable to 944,204,360 Institutional Shares,
  207,242,208 N Shares, and 153,651,096
  Service Shares of beneficial interest
  outstanding, $.001 par value (indefinite
  number of shares has been authorized
  for each class of shares of the Fund) (Note 8)                 $1,304,895,190
                                                                 ==============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, AND SERVICE SHARES                                    $1.00
                                                                          =====

----------
+   See Note 2a to the Financial Statements.
d   Aggregate cost for federal income tax purposes.
f,g Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise designated (g), the security is considered liquid.

PS -- Security with a "put" feature; date shown is when security may be put back for redemption.
VR -- Variable rate demand note; interest rate in effect on 06/30/05. Maturity date is the later of the next interest rate change or exercise of the demand feature.
BANS -- Bond Anticipation Note.
TANS -- Tax Anticipation Note.
TECP -- Tax-Exempt Commercial Paper.
TRANS -- Tax and Revenue Anticipation Note.


                       See Notes to Financial Statements.

                            HARRIS INSIGHT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------      -------       ------------
AGENCY OBLIGATIONS -- 0.9%
Federal Home Loan Mortgage Corp.
    3.625%                             02/15/08      $   917       $    912,374
Federal National Mortgage Association
    5.250%                             08/01/12          665            701,978
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $1,617,797)                                                   1,614,352
                                                                   ------------
ASSET-BACKED SECURITIES -- 11.0%
Bank One Issuance Trust
  Series 2003-C1, Class C1
    4.540%                             09/15/10        2,000          2,013,136
Capital One Multi-Asset Execution
  Trust Series 2004-C1, Class C1
    3.400%                             11/16/09        2,300          2,270,891
Capital One Multi-Asset Execution
  Trust Series 2005-A2, Class A2
    4.050%                             02/15/11        1,600          1,602,345
Citibank Credit Card Issuance Trust
  Series 2001-C3, Class C3
    6.650%                             05/15/08        1,200          1,227,239
Citibank Credit Card Issuance Trust
  Series 2003-A6, Class A6
    2.900%                             05/17/10        1,200          1,163,436
GMAC Mortgage Corp. Loan Trust
  Series 2005-HE2, Class A1
    3.406%                             11/25/35        3,415          3,415,000
Providian Gateway Master Trust
  Series 2004-DA 144A, Class Af
    3.350%                             09/15/11        1,600          1,574,250
Renaissance Home Equity Loan
  Trust Series 2004-2, Class AF2
    3.902%                             07/25/34        3,026          3,012,088
Structured Asset Investment Loan
  Trust Series 2003-BC4, Class 2A2
    3.964%                             05/25/33          685            685,933
Structured Asset Investment Loan Trust
  Series 2004-5A 144A, Class Af,g
    4.500%                             06/27/34          319            319,044
Structured Asset Securities Corp.
  Series 2004-5H, Class A2
    4.430%                             12/25/33          486            484,999
Structured Asset Securities Corp.
  Series 2005-4XS, Class 3A2
    4.270%                             03/25/35        1,239          1,233,870
Volkswagen Auto Lease Trust
  Series 2005-A, Class A4
    3.940%                             10/20/10        1,455          1,450,300
                                                                   ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $20,566,609)                                                 20,452,531
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 32.8%
Bear Stearns Commercial Mortgage
  Securities, Inc. Series 2005-T18,
  Class A4
    4.933%                             02/13/42        1,800          1,850,376
Countrywide Home Loans
  Series 2003-J6, Class 1A1
    5.500%                             08/25/33        2,013          2,022,412


    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------      -------       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
DLJ Commercial Mortgage Corp.
  Series 1998-CF2, Class A1A
    5.880%                             11/12/31      $ 1,258       $  1,276,706
DLJ Mortgage Acceptance Corp.
  Series 1996-M 144A, Class 1f
    0.000%                             11/28/11           23             22,626
Federal Home Loan Mortgage
  Corp. Series 199, Class IO
    6.500%                             08/01/28          429             75,179
Federal Home Loan Mortgage
  Corp. Series 1848, Class PG
    7.000%                             05/15/26        3,871          4,074,457
Federal Home Loan Mortgage
  Corp. Series 2131, Class VD
    6.000%                             05/15/14        2,412          2,443,504
Federal Home Loan Mortgage
  Corp. Series 2390, Class PW
    6.000%                             04/15/15        5,195          5,366,886
Federal Home Loan Mortgage
  Corp. Series 2443, Class TD
    6.500%                             10/15/30          525            528,439
Federal Home Loan Mortgage
  Corp. Series 2760, Class GC
    3.500%                             02/15/11        1,143          1,138,922
Federal Home Loan Mortgage
  Corp. Series 2770, Class LA
    4.500%                             04/15/33        1,789          1,756,544
Federal Home Loan Mortgage
  Corp. Series 2835, Class HB
    5.500%                             08/15/24        1,850          1,929,116
Federal Home Loan Mortgage
  Corp. Series 2886, Class CK
    5.000%                             11/15/19        1,070          1,095,789
Federal National Mortgage Association
  Series 1993-197, Class SB
    11.218%                            10/25/08          532            567,418
Federal National Mortgage Association
  Series 1997-20, Class IO
    1.840%                             03/25/27        3,646            207,271
Federal National Mortgage Association
  Series 1998-T1, Class A
    7,917.483%                         12/28/28            0                 40
Federal National Mortgage Association
  Series 2000-M1, Class B
    7.418%                             11/17/18          231            238,464
Federal National Mortgage Association
  Series 2002-73, Class OE
    5.000%                             11/25/17        5,522          5,642,224
Federal National Mortgage Association
  Series 2003-35, Class BC
    5.000%                             05/25/18        1,500          1,531,741
Federal National Mortgage Association
  Series 2003-W6, Class 2A2
    3.110%                             09/25/42          317            316,560
GMAC Mortgage Corp. Loan Trust
  Series 2005-AR3, Class 3A3
    4.912%                             06/19/35        1,784          1,793,006


                       See Notes to Financial Statements.

                            HARRIS INSIGHT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------      -------       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Government National Mortgage
  Association Series 2004-45, Class A
    4.020%                             12/16/21      $ 2,855       $  2,836,507
Government National Mortgage
  Association Series 2004-84,
  Class XC IO
    0.506%                             09/16/44       31,374          2,071,503
Government National Mortgage
  Association Series 2004-108,
  Class C
    5.039%                             12/16/32        1,320          1,355,006
LB-UBS Commercial Mortgage
  Trust Series 2000-C4, Class A1
    7.180%                             09/15/19          886            920,873
LB-UBS Commercial Mortgage
  Trust Series 2001-C2, Class A1
    6.270%                             06/15/20          561            587,913
LB-UBS Commercial Mortgage
  Trust Series 2003-C1, Class A4
    4.394%                             03/17/32        1,658          1,648,979
Master Asset Securitization Trust
  Series 2003-7, Class 4A33
    5.250%                             09/25/33        2,000          2,015,550
Morgan Stanley Capital I
  Series 1998-WF2, Class A2
    6.540%                             07/15/30        2,891          3,048,685
Morgan Stanley Capital I
  Series 2005-T17, Class A5
    4.780%                             12/13/41          925            940,431
PNC Mortgage Securities Corp.
  Series 1999-2, Class 5X IO
    6.250%                             02/25/14           81              1,464
Residential Accredit Loans, Inc.
  Series 2003-QS14, Class A1
    5.000%                             07/25/18        2,136          2,159,157
Structured Adjustable Rate Mortgage
  Loan Trust Series 2004-14, Class 1A
    5.107%                             10/25/34        2,959          2,988,119
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                             06/15/28        2,560            256,040
Structured Asset Securities Corp.
  Series 2003-34A, Class 6A
    5.116%                             11/25/33        1,294          1,304,082
Structured Asset Securities Corp.
  Series 2005-2XS, Class 2A2
    5.150%                             02/25/35        1,625          1,640,325
Washington Mutual Mortgage Securities
  Corp. Series 2002-S8, Class 2A7
    5.250%                             01/25/18          899            910,381
Wells Fargo Mortgage-Backed Securities
  Trust Series 2004-7, Class 2A2
    5.000%                             07/25/19        2,455          2,470,423
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $61,111,012)                                                 61,033,118
                                                                   ------------
MORTGAGE-BACKED SECURITIES -- 15.0%
Federal National Mortgage
  Associationb
    5.000%                             12/15/35        3,550          3,550,555


    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------      -------       ------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
Federal National Mortgage
  Association Pool #250888
    7.000%                             04/01/12      $   101       $    106,325
Federal National Mortgage
  Association Pool #359740
    7.000%                             10/01/26           12             12,523
Federal National Mortgage
  Association Pool #364248
    7.000%                             01/01/27           64             67,316
Federal National Mortgage
  Association Pool #695910
    5.000%                             05/01/18        1,398          1,416,678
Federal National Mortgage
  Association Pool #744361
    5.500%                             10/01/33        1,173          1,190,945
Federal National Mortgage
  Association Pool #756294
    5.500%                             12/01/33        2,141          2,173,136
Federal National Mortgage
  Association Pool #759299
    5.500%                             01/01/34        3,224          3,272,647
Federal National Mortgage
  Association Pool #779482
    5.500%                             06/01/34        4,401          4,465,299
Federal National Mortgage
  Association Pool #780020
    6.000%                             05/01/34        3,677          3,772,284
Federal National Mortgage
  Association Pool #804292
    5.000%                             11/01/34        1,053          1,054,144
Federal National Mortgage
  Association Pool #810426
    6.000%                             03/01/35        1,365          1,400,422
Federal National Mortgage
  Association Pool #821954
    5.500%                             06/01/35        1,597          1,619,060
Federal National Mortgage
  Association Pool #821994
    5.500%                             07/01/35        1,567          1,588,546
Government National Mortgage
  Association Pool #442138
    8.000%                             11/15/26          202            218,132
Government National Mortgage
  Association Pool #555127
    7.000%                             09/15/31          197            209,163
Government National Mortgage
  Association Pool #780167
    7.000%                             12/15/24          651            692,810
Government National Mortgage
  Association Pool #781040
    7.500%                             11/15/17          951          1,018,788
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $27,608,013)                                                 27,828,773
                                                                   ------------
CORPORATE BONDS -- 28.9%
ELECTRIC -- 0.9%
Consolidated Edison Co.
  of New York
    5.700%                             02/01/34          225            248,295


                       See Notes to Financial Statements.

                            HARRIS INSIGHT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------      -------       ------------
CORPORATE BONDS (CONTINUED)
ELECTRIC (CONTINUED)
Constellation Energy Group, Inc.
    7.600%                             04/01/32      $ 1,150       $  1,467,900
                                                                   ------------
                                                                      1,716,195
                                                                   ------------
FINANCE - BANK -- 6.1%
Capital One Financial Co.
    5.500%                             06/01/15        1,510          1,547,729
Citigroup, Inc.
    6.500%                             01/18/11          220            243,185
European Investment Bank
    2.375%                             06/15/07          780            758,806
First Union Institutional Capital I
    8.040%                             12/01/26          310            336,087
Manufacturers & Traders Trust Co.
    8.000%                             10/01/10        1,000          1,176,932
Marshall & Ilsley Corp.
    4.375%                             08/01/09        2,000          2,017,560
Royal Bank of Scotland Group P.L.C.
    5.000%                             10/01/14        1,560          1,611,435
Sovereign Bank
    4.375%                             08/01/13        2,044          2,036,039
Washington Mutual Bank F.A.
    5.125%                             01/15/15        1,630          1,658,794
                                                                   ------------
                                                                     11,386,567
                                                                   ------------
FINANCE - NON-BANK -- 8.2%
Allstate Life Global Funding Trust
    3.850%                             01/25/08          460            457,207
American Express Credit Corp.
    3.000%                             05/16/08          990            960,753
Associates Corp. N.A.
    6.950%                             11/01/18          420            507,218
CIT Group, Inc.
    5.000%                             02/13/14          450            455,316
Countrywide Home Loan, Inc.
    4.125%                             09/15/09        1,125          1,111,197
EOP Operating L.P.
    7.750%                             11/15/07        1,570          1,686,714
Ford Motor Credit Corp.
    5.800%                             01/12/09        1,175          1,116,290
    7.000%                             10/01/13          200            192,190
General Electric Capital Corp.
    5.000%                             06/15/07          700            712,304
Goldman Sachs Capital I, Inc.
    6.345%                             02/15/34        1,000          1,087,230
Goldman Sachs Group, Inc.
    7.625%                             08/17/05        2,000          2,009,654
Lehman Brothers Holdings, Inc.
    4.000%                             01/22/08          350            348,958
    7.000%                             02/01/08          220            235,033
MetLife, Inc.
    5.700%                             06/15/35          500            517,313
Morgan Stanley
    4.000%                             01/15/10        1,000            986,098
Simon Property Group L.P.
    5.375%                             08/28/08          740            762,757
SLM Corp.
    5.375%                             05/15/14        1,000          1,054,322


    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------      -------       ------------
CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK (CONTINUED)
Textron Financial Corp.
    5.875%                             06/01/07      $ 1,065       $  1,099,556
                                                                   ------------
                                                                     15,300,110
                                                                   ------------
INDUSTRIAL -- 6.1%
Boeing Co.
    8.750%                             09/15/31          590            895,202
Centex Corp.
    4.550%                             11/01/10        1,500          1,483,971
Comcast Corp.
    5.300%                             01/15/14           19             19,566
    4.950%                             06/15/16          635            633,441
DaimlerChrysler N.A. Holding Corp.
    4.875%                             06/15/10        1,380          1,375,147
Diageo Capital P.L.C.
    4.375%                             05/03/10          325            327,040
First Data Corp.
    4.850%                             10/01/14          615            625,477
General Mills, Inc.
    6.000%                             02/15/12          826            899,232
Goodrich Corp.
    6.450%                             12/15/07          422            442,646
H.J. Heinz Co.
    6.000%                             03/15/08        1,790          1,867,629
John Deere Capital Corp.
    5.100%                             01/15/13          645            673,516
Kroger Co.
    6.800%                             04/01/11          500            549,705
Procter & Gamble Co. - Guaranteed
  ESOP Debentures Series A
    9.360%                             01/01/21          500            670,493
Time Warner, Inc.
    6.875%                             06/15/18          765            885,440
                                                                   ------------
                                                                     11,348,505
                                                                   ------------
OIL -- 2.9%
Anadarko Finance Co.
    7.500%                             05/01/31        1,000          1,266,563
Burlington Resources Finance Co.
    6.500%                             12/01/11        1,000          1,108,612
Conoco Funding Co.
    6.350%                             10/15/11          215            238,380
Conoco, Inc.
    6.950%                             04/15/29        1,335          1,682,591
Marathon Oil Corp.
    5.375%                             06/01/07        1,000          1,020,322
                                                                   ------------
                                                                      5,316,468
                                                                   ------------
TELEPHONES -- 4.2%
BellSouth Corp.
    6.000%                             11/15/34        1,800          1,920,900
France Telecom S.A.
    8.000%                             03/01/11        1,100          1,278,010
Sprint Capital Corp.
    6.900%                             05/01/19          900          1,033,138
Verizon Global Funding Corp.
    6.125%                             06/15/07        1,480          1,535,345
Verizon Wireless Capital, L.L.C.
    5.375%                             12/15/06        1,000          1,019,472


                       See Notes to Financial Statements.

                            HARRIS INSIGHT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------      -------       ------------
CORPORATE BONDS (CONTINUED)
TELEPHONES (CONTINUED)
Vodafone Group P.L.C.
    7.750%                             02/15/10      $   860       $    982,900
                                                                   ------------
                                                                      7,769,765
                                                                   ------------
TRANSPORTATION -- 0.5%
Burlington Northern Santa Fe Corp.
    7.950%                             08/15/30          700            962,558
Federal Express Corp.
    6.720%                             01/15/22            2              2,708
                                                                   ------------
                                                                        965,266
                                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $51,650,660)                                                 53,802,876
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 10.5%
U.S. TREASURY BONDS -- 5.9%
    8.750%                             08/15/20        5,068          7,627,340
    7.625%a                            02/15/25          810          1,167,223
    6.000%                             02/15/26        1,131          1,393,869
    5.500%                             08/15/28          680            800,993
                                                                   ------------
                                                                     10,989,425
                                                                   ------------
U.S. TREASURY NOTES -- 3.3%
    3.375%a                            02/15/08        2,220          2,204,564
    3.750%a                            05/15/08        1,120          1,122,801
    4.250%                             08/15/14        2,625          2,688,575
                                                                   ------------
                                                                      6,015,940
                                                                   ------------
U.S. TREASURY STRIPS -- 1.3%
    0.000%                             11/15/27        6,386          2,433,084
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $18,528,269)                                                 19,438,449
                                                                   ------------


                                                     SHARES
                                                   ---------
TEMPORARY INVESTMENTS -- 3.9%
Goldman Sachs Financial Square
  Money Market Portfolio                           2,962,654          2,962,654
JPMorgan Prime Money Market Fund                   4,267,055          4,267,055
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $7,229,709)                                                   7,229,709
                                                                   ------------

    COUPON                                             PAR
     RATE                              MATURITY       (000)
--------------                         --------      -------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 2.3%
TIME DEPOSITS -- 0.8%
Credit Suisse First Boston
    3.375%                             07/01/05      $   352            352,384
Societe Generale
    3.375%                             07/01/05           76             76,329
Westdeutsche Landesbank A.G.
    3.400%                             07/01/05        1,057          1,057,153
                                                                   ------------
                                                                      1,485,866
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 1.5%
Merrill Lynch & Co., Inc. Master Notes
    3.537%                             07/05/05        2,716          2,715,621
                                                                   ------------


                                                                       VALUE+
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $4,201,487)                                                $  4,201,487
                                                                   ------------
TOTAL INVESTMENTS -- 105.3%
  (Cost $192,513,556)                                               195,601,295
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (5.3%)
Interest receivable and other assets                                  1,566,223
Receivable for capital stock sold                                         1,328
Payable upon return of collateral on securities loaned               (4,201,487)
Payable for securities purchased                                     (6,768,455)
Payable for capital stock redeemed                                     (113,002)
Dividends payable                                                      (210,228)
Investment advisory fee payable                                         (58,358)
Administration fees payable                                             (21,491)
Service plan fees payable                                                  (858)
Accrued expenses                                                        (17,219)
                                                                   ------------
                                                                     (9,823,547)
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 17,693,316 Institutional Shares,
  329,207 N Shares, and 79,721 A Shares of
  beneficial interest outstanding, $.001 par
  value (indefinite number of shares has
  been authorized for each class of shares
  of the Fund) (Note 8)                                            $185,777,748
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($181,580,983/17,693,316)                                              $10.26
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($3,378,589/329,207)                                 $10.26
                                                                         ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER A SHARE ($818,176/79,721)                                    $10.26
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($10.26/0.955) (NOTE 5)                                    $10.74
                                                                         ======

----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $192,513,556
                                                                   ============
    Gross Appreciation                                             $  4,608,368
    Gross Depreciation                                               (1,520,629)
                                                                   ------------
    Net Appreciation                                                $ 3,087,739
                                                                   ============

+   See Note 2a to the Financial Statements.
a Total or partial security on loan. At June 30, 2005, the total market value of the portfolio's securities on loan is $4,127,725, and the total market value of the collateral held by the portfolio is $4,201,487.
b Represents "to-be-announced" (TBA) transactions. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The cost of the security held at June 30, 2005, is $3,546,672.
f,g Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise designated (g), the security is considered liquid.
IO -- Interest Only Security.


                       See Notes to Financial Statements.

                       HARRIS INSIGHT HIGH YIELD BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------       ------        -----------
CORPORATE BONDS -- 98.2%
AEROSPACE & DEFENSE -- 0.9%
Aviall, Inc.
    7.625%                             07/01/11       $  165        $   174,900
Gencorp, Inc.
    9.500%                             08/15/13          423            458,955
                                                                    -----------
                                                                        633,855
                                                                    -----------
ALCOHOLIC BEVERAGES -- 0.7%
Constellation Brands, Inc. Series B
    8.125%                             01/15/12          440            473,000
                                                                    -----------
AUTO COMPONENTS -- 1.9%
Commerical Vehicle Group, Inc.
  Series 144Af
    8.000%                             07/01/13          220            223,850
Goodyear Tire & Rubber Co.
  Series 144Af
    9.000%                             07/01/15          435            429,562
Navistar International Corp.
    7.500%                             06/15/11          455            466,375
Navistar International Corp.
  Series 144Af
    6.250%                             03/01/12          150            145,500
Pep Boys-Manny, Moe & Jack
    7.500%                             12/15/14           80             72,000
                                                                    -----------
                                                                      1,337,287
                                                                    -----------
AUTOMOBILES -- 1.5%
Adesa, Inc.
    7.625%                             06/15/12           62             63,240
General Motors Acceptance Corp.
    6.875%                             08/28/12          575            527,085
United Auto Group, Inc.
    9.625%                             03/15/12          443            475,117
                                                                    -----------
                                                                      1,065,442
                                                                    -----------
CASINOS -- 2.7%
Boyd Gaming Corp.
    7.750%                             12/15/12          350            375,812
Las Vegas Sands Corp.
  Series 144Af
    6.375%                             02/15/15          400            393,000
MGM Mirage, Inc.
    6.750%                             09/01/12          750            776,250
Station Casinos, Inc.
    6.500%                             02/01/14          150            153,750
Station Casinos, Inc.
  Series 144Af
    6.875%                             03/01/16          257            265,353
                                                                    -----------
                                                                      1,964,165
                                                                    -----------
CHEMICALS -- 3.5%
Ethyl Corp.
    8.875%                             05/01/10          450            468,562
Georgia Gulf Corp.
    7.125%                             12/15/13          575            603,031
Hercules, Inc.
    6.750%                             10/15/29          660            643,500
Lyondell Chemical Co.
    10.500%                            06/01/13          125            143,594


    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------       ------        -----------
CORPORATE BONDS (CONTINUED)
CHEMICALS -- (CONTINUED)
NOVA Chemicals Corp.
    6.500%                             01/15/12       $  650        $   633,750
                                                                    -----------
                                                                      2,492,437
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 5.7%
CHC Helicopter Corp.
    7.375%                             05/01/14          600            601,500
CP Ships, Ltd.a
    10.375%                            07/15/12          315            354,375
Iron Mountain, Inc.
    7.750%                             01/15/15          375            378,750
    6.625%                             01/01/16          250            232,500
Mobile Mini, Inc.
    9.500%                             07/01/13          500            555,625
OMI Corp.
    7.625%                             12/01/13          500            500,625
Overseas Shipholding Group
    8.250%                             03/15/13          625            656,250
United Rentals N.A., Inc.a
    7.750%                             11/15/13          275            271,562
    7.000%                             02/15/14           50             47,875
Vertrue, Inc.
    9.250%                             04/01/14          490            491,225
                                                                    -----------
                                                                      4,090,287
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 4.1%
Beazer Homes USA, Inc.
  Series 144Af
    6.875%                             07/15/15          250            248,750
K. Hovnanian Enterprises
    6.000%                             01/15/10          139            137,436
    7.750%                             05/15/13          100            104,500
M/ I Homes, Inc. Series 144Af
    6.875%                             04/01/12          490            477,750
Meritage Homes Corp.
    6.250%                             03/15/15          600            561,000
Standard Pacific Corp.
    6.250%                             04/01/14          500            480,000
Technical Olympic USA, Inc.
    7.500%                             03/15/11          475            444,125
William Lyon Homes, Inc.
    7.500%                             02/15/14          550            519,750
                                                                    -----------
                                                                      2,973,311
                                                                    -----------
CONSTRUCTION MATERIALS -- 1.7%
Texas Industries, Inc.
    10.250%                            06/15/11          510            593,512
Texas Industries, Inc. Series 144Af
    7.250%                             07/15/13           22             22,000
U.S. Concrete, Inc.
    8.375%                             04/01/14          675            637,875
                                                                    -----------
                                                                      1,253,387
                                                                    -----------
CONTAINERS & PACKAGING -- 1.6%
Greif, Inc.
    8.875%                             08/01/12          575            621,000


                       See Notes to Financial Statements.

                       HARRIS INSIGHT HIGH YIELD BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------       ------        -----------
CORPORATE BONDS (CONTINUED)
CONTAINERS & PACKAGING -- (CONTINUED)
Jefferson Smurfit Corp.
    7.500%                             06/01/13       $  560        $   537,600
                                                                    -----------
                                                                      1,158,600
                                                                    -----------
DIVERSIFIED FINANCIALS -- 0.4%
Western Financial Bank
    9.625%                             05/15/12          250            273,750
                                                                    -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 2.2%
AT&T Corp.
    9.050%                             11/15/11          308            356,510
Citizens Communications Co.
    9.250%                             05/15/11          500            560,625
    6.250%                             01/15/13          175            170,188
GCI, Inc.
    7.250%                             02/15/14          485            468,025
                                                                    -----------
                                                                      1,555,348
                                                                    -----------
ELECTRICAL EQUIPMENT -- 1.7%
Rayovac Corp.
    8.500%                             10/01/13          500            525,000
Rayovac Corp. Series 144Af
    7.375%                             02/01/15          137            133,233
Thomas & Betts Corp.
    7.250%                             06/01/13          530            583,801
                                                                    -----------
                                                                      1,242,034
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 0.9%
GulfMark Offshore, Inc.
    7.750%                             07/15/14          525            555,188
Hanover Compressor Co.
    9.000%                             06/01/14           75             80,250
                                                                    -----------
                                                                        635,438
                                                                    -----------
FOOD & DRUG RETAILING -- 1.8%
Ingles Markets, Inc.
    8.875%                             12/01/11          575            587,219
Jean Coutu Group (PJC), Inc.
    7.625%                             08/01/12          225            233,437
    8.500%a                            08/01/14          450            446,625
                                                                    -----------
                                                                      1,267,281
                                                                    -----------
FOOD PRODUCTS -- 5.8%
Chiquita Brands International, Inc.
    7.500%                             11/01/14          700            654,500
Del Monte Corp.
    8.625%                             12/15/12          650            718,250
Gold Kist, Inc.
    10.250%                            03/15/14          570            646,950
O'Charley's, Inc.
    9.000%                             11/01/13          660            716,100
Pilgrims Pride Corp.
    9.250%                             11/15/13          650            724,750
Smithfield Foods, Inc. Series B
    7.750%                             05/15/13          625            684,375
                                                                    -----------
                                                                      4,144,925
                                                                    -----------


    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------       ------        -----------
CORPORATE BONDS (CONTINUED)
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.3%
Fisher Scientific International, Inc.
    8.000%                             09/01/13       $  500        $   573,750
Fisher Scientific International, Inc.
  Series 144Af
    6.125%                             07/01/15          172            173,075
Inverness Medical
  Innovations, Inc.
    8.750%                             02/15/12          390            389,025
Rotech Healthcare, Inc.
    9.500%                             04/01/12          475            510,625
                                                                    -----------
                                                                      1,646,475
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 3.9%
Chemed Corp.
    8.750%                             02/24/11          250            271,875
NDCHealth Corp.
    10.500%                            12/01/12          600            640,500
Psychiatric Solutions, Inc.
  Series 144Af
    7.750%                             07/15/15          350            353,063
Service Corp. International
  Series 144Af
    7.000%                             06/15/17           40             41,300
Stewart Enterprises Series 144Af
    6.250%                             02/15/13          639            635,805
Tenet Healthcare Corp.
    9.875%                             07/01/14          190            204,725
Triad Hospitals, Inc.
    7.000%                             05/15/12          450            471,375
    7.000%                             11/15/13          200            206,500
                                                                    -----------
                                                                      2,825,143
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 4.9%
Carmike Cinemas, Inc.
    7.500%                             02/15/14          490            446,512
Felcor Lodging L. P.
    9.000%                             06/01/11          600            658,500
Gaylord Entertainment Co.
    8.000%                             11/15/13          475            501,719
    6.750%                             11/15/14          115            112,987
Host Marriott L. P.
    7.000%                             08/15/12          295            307,537
    7.125%                             11/01/13          145            151,888
Host Marriott L. P. Series 144Af
    6.375%                             03/15/15          260            258,700
Intrawest Corp.
    7.500%                             10/15/13          700            721,875
Landry's Restaurants, Inc.
    7.500%                             12/15/14          247            240,208
Royal Caribbean Cruises, Ltd.
    6.875%                             12/01/13          100            107,000
                                                                    -----------
                                                                      3,506,926
                                                                    -----------
HOUSEHOLD DURABLES -- 0.9%
Jacuzzi Brands, Inc.
    9.625%                             07/01/10          600            660,000
                                                                    -----------


                       See Notes to Financial Statements.

                       HARRIS INSIGHT HIGH YIELD BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------       ------        -----------
CORPORATE BONDS (CONTINUED)
HOUSEHOLD PRODUCTS -- 1.3%
Alltrista Corp.
    9.750%                             05/01/12       $  575        $   608,781
Scotts Co.
    6.625%                             11/15/13          300            311,250
                                                                    -----------
                                                                        920,031
                                                                    -----------
INDUSTRIAL CONGLOMERATES -- 0.9%
Trinity Industries, Inc.
    6.500%                             03/15/14          675            675,000
                                                                    -----------
MACHINERY -- 1.0%
JLG Industries, Inc.a
    8.375%                             06/15/12          450            471,375
Westinghouse Air Brake
  Technologies Corp.
    6.875%                             07/31/13          250            257,500
                                                                    -----------
                                                                        728,875
                                                                    -----------
MEDIA -- 6.0%
CanWest Media, Inc.
    8.000%                             09/15/12          645            682,087
Corus Entertainment, Inc.
    8.750%                             03/01/12          250            269,375
DirecTV Holdings/Finance Notes
  Series 144Af
    6.375%                             06/15/15          545            545,000
Echostar DBS Corp.
    6.625%                             10/01/14          750            744,375
Fisher Communications, Inc.
    8.625%                             09/15/14          675            719,719
Imax Corp.
    9.625%                             12/01/10          275            290,125
R.H. Donnelley Corp. Series 144Af
    6.875%                             01/15/13          392            401,800
Radio One, Inc. Series 144Af
    6.375%                             02/15/13          245            242,244
Reader's Digest Association, Inc.
    6.500%                             03/01/11          100            102,000
Salem Communications Corp.
    7.750%                             12/15/10          300            313,500
                                                                    -----------
                                                                      4,310,225
                                                                    -----------
METALS & MINING -- 2.9%
Arch Western Finance, L.L.C.
    6.750%                             07/01/13          515            534,313
Century Aluminum Co.
    7.500%                             08/15/14           90             89,325
IPSCO, Inc.
    8.750%                             06/01/13          500            560,625
Russel Metals, Inc.
    6.375%                             03/01/14          250            235,000
Steel Dynamics, Inc.
    9.500%                             03/15/09          510            544,425
Wolverine Tube, Inc.a
    10.500%                            04/01/09          166            158,530
                                                                    -----------
                                                                      2,122,218
                                                                    -----------


    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------       ------        -----------
CORPORATE BONDS (CONTINUED)
MULTILINE RETAIL -- 3.4%
Central Garden & Pet Co.
    9.125%                             02/01/13       $  500        $   540,000
Couche-Tard Financing Corp.
    7.500%                             12/15/13          685            722,675
Rent-A-Center, Inc. Series B
    7.500%                             05/01/10          675            678,375
Saks, Inc.
    7.000%                             12/01/13          523            525,615
                                                                    -----------
                                                                      2,466,665
                                                                    -----------
OFFICE ELECTRONICS -- 0.6%
Xerox Corp.
    6.875%                             08/15/11          375            399,375
                                                                    -----------
OIL & GAS -- 11.6%
Chesapeake Energy Corp.
  Series 144Af
    6.250%                             01/15/18          636            629,640
Compton Petroleum Corp.
    9.900%                             05/15/09          500            537,500
Comstock Resources, Inc.
    6.875%                             03/01/12          500            507,500
Denbury Resources, Inc.
    7.500%                             04/01/13          700            736,750
Encore Acquisition Co.
  Series 144Af
    6.000%                             07/15/15          700            687,120
Energy Partners, Ltd.
    8.750%                             08/01/10          310            327,050
Ferrellgas Partners L.P.
    8.750%                             06/15/12          593            595,965
Frontier Oil Corp.
    6.625%                             10/01/11          600            621,000
Houston Exploration Co.
    7.000%                             06/15/13          510            529,125
Inergy L. P. Series 144Af
    6.875%                             12/15/14          532            520,030
Pacific Energy Partners L. P.
    7.125%                             06/15/14          615            643,444
Stone Energy Corp.
    8.250%                             12/15/11          600            631,500
Suburban Propane Partners
    6.875%                             12/15/13          750            716,250
Western Oil Sands, Inc.
    8.375%                             05/01/12          150            171,562
Whiting Petroleum Corp.
    7.250%                             05/01/12          450            463,500
                                                                    -----------
                                                                      8,317,936
                                                                    -----------
PAPER & FOREST PRODUCTS -- 4.0%
Abitibi-Consolidated, Inc.
    8.550%                             08/01/10          500            523,750
    7.750%                             06/15/11          150            151,500
Bowater, Inc.
    7.950%                             11/15/11          650            691,437
Cascades, Inc.
    7.250%                             02/15/13          525            515,813


                       See Notes to Financial Statements.

                       HARRIS INSIGHT HIGH YIELD BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------       ------        -----------
CORPORATE BONDS (CONTINUED)
PAPER & FOREST PRODUCTS (CONTINUED)
Longview Fibre Co.
    10.000%                            01/15/09       $  575        $   615,250
Tembec Industries, Inc.
    8.500%                             02/01/11          500            388,750
                                                                    -----------
                                                                      2,886,500
                                                                    -----------
PERSONAL PRODUCTS -- 0.7%
Elizabeth Arden, Inc.
    7.750%                             01/15/14          500            523,750
                                                                    -----------
REAL ESTATE -- 7.6%
AMR Real Estate
    8.125%                             06/01/12          700            724,500
Cornell Cos., Inc.
    10.750%                            07/01/12          450            469,125
Corrections Corp. of America
    7.500%                             05/01/11          500            523,125
    6.250%                             03/15/13           30             29,925
Crescent Real Estate Equities L. P.
    9.250%                             04/15/09          575            615,250
Forest City Enterprises, Inc.
    7.625%                             06/01/15          325            349,375
    6.500%                             02/01/17          345            345,862
OMEGA Healthcare Investors, Inc.
    7.000%                             04/01/14          750            759,375
Senior Housing Properties Trust
    7.875%                             04/15/15          600            645,000
Trustreet Properties, Inc.
  Series 144Af
    7.500%                             04/01/15          391            401,753
Ventas Realty L.P. / Ventas
  Capital Corp.
    9.000%                             05/01/12          525            606,375
                                                                    -----------
                                                                      5,469,665
                                                                    -----------
SPECIALTY RETAIL -- 2.7%
CSK Auto Corp.
    7.000%                             01/15/14          265            254,400
Movie Gallery, Inc. Series 144Aa,f
    11.000%                            05/01/12          294            310,170
Payless Shoesource, Inc.
    8.250%                             08/01/13          750            795,000
Steinway Musical
  Instruments, Inc.
    8.750%                             04/15/11          525            552,563
                                                                    -----------
                                                                      1,912,133
                                                                    -----------
TEXTILES & APPAREL -- 3.7%
Brown Shoe Co. Series 144Af
    8.750%                             05/01/12          294            307,965
Oxford Industries, Inc.
    8.875%                             06/01/11          555            596,625
Perry Ellis International, Inc.
  Series B
    8.875%                             09/15/13          325            326,625
Phillips-Van Heusen Corp.
    7.250%                             02/15/11          350            369,250


    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------       ------        -----------
CORPORATE BONDS (CONTINUED)
TEXTILES & APPAREL -- (CONTINUED)
Russell Corp.
    9.250%                             05/01/10       $  425        $   450,500
Warnaco, Inc.
    8.875%                             06/15/13          550            610,500
                                                                    -----------
                                                                      2,661,465
                                                                    -----------
TOBACCO -- 1.7%
Alliance One International
  Series 144Af
    11.000%                            05/15/12          590            610,650
R.J. Reynolds Tobacco Holding, Inc.
    7.250%                             06/01/12          625            639,063
                                                                    -----------
                                                                      1,249,713
                                                                    -----------
TRANSPORTATION INFRASTRUCTURE -- 1.0%
Greenbrier Cos., Inc. Series 144Af
    8.375%                             05/15/15          685            700,413
                                                                    -----------
TOTAL CORPORATE BONDS
  (Cost $69,773,197)                                                 70,543,055
                                                                    -----------


                                                     SHARES
                                                    --------
TEMPORARY INVESTMENTS -- 1.3%
AIM Short-Term Investment Co. Liquid
  Assets Prime Portfolio                             552,414            552,414
Dreyfus Cash Management Plus #719                    397,423            397,423
                                                                    -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $949,837)                                                       949,837
                                                                    -----------


    COUPON                                             PAR
     RATE                              MATURITY       (000)
--------------                         --------       ------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 2.5%
TIME DEPOSITS -- 2.0%
Credit Suisse First Boston
    3.375%                             07/01/05       $  346            346,405
Societe Generale
    3.375%                             07/01/05           75             75,034
Westdeutsche Landesbank A.G.
    3.400%                             07/01/05        1,039          1,039,216
                                                                    -----------
                                                                      1,460,655
                                                                    -----------
VARIABLE RATE OBLIGATIONS -- 0.5%
Merrill Lynch & Co., Inc. Master Notes
    3.537%                             07/05/05          346            346,405
                                                                    -----------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $1,807,060)                                                   1,807,060
                                                                    -----------
TOTAL INVESTMENTS -- 102.0%
  (Cost $72,530,094)                                                 73,299,952
                                                                    -----------


                       See Notes to Financial Statements.

                       HARRIS INSIGHT HIGH YIELD BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       VALUE+
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- (2.0%)
Interest receivable and other assets                                $ 1,252,643
Receivable for securities sold                                          649,547
Payable upon return of collateral on securities loaned               (1,807,060)
Payable for securities purchased                                     (1,452,612)
Payable for capital stock redeemed                                       (2,080)
Dividends payable                                                       (15,264)
Investment advisory fee payable                                         (18,656)
Administration fees payable                                              (8,219)
Service plan fees payable                                                  (101)
Accrued expenses                                                         (9,084)
                                                                    -----------
                                                                     (1,410,886)
                                                                    -----------
NET ASSETS -- 100.0%
Applicable to 5,624,871 Institutional Shares,
  25,243 N Shares, and 29,665 A Shares of
  beneficial interest outstanding, $.001
  par value (indefinite number of shares
  has been authorized for each class of
  shares of the Fund) (Note 8)                                      $71,889,066
                                                                    ===========
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE ($71,194,086/5,624,871)                  $12.66
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($319,503/25,243)                                    $12.66
                                                                         ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER A SHARE ($375,477/29,665)                                    $12.66
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($12.66/0.955) (NOTE 5)                                    $13.26
                                                                         ======


----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                           $72,530,094
                                                                    ===========
    Gross Appreciation                                              $ 1,569,131
    Gross Depreciation                                                 (799,273)
                                                                    -----------
    Net Appreciation                                                $   769,858
                                                                    ===========

+   See Note 2a to the Financial Statements.
a Total or partial security on loan. At June 30, 2005, the total market value of the portfolio's securities on loan is $1,769,861, and the total market value of the collateral held by the portfolio is $1,807,060.
f Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security is considered liquid.


                       See Notes to Financial Statements.

                HARRIS INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------       ------       ------------
AGENCY OBLIGATIONS -- 37.0%
AID-Israel
    5.500%                             09/18/23       $1,500       $  1,686,125
AID-Peru
    9.980%                             08/01/08        1,190          1,291,363
Federal National Mortgage Association
    5.250%                             04/15/07          750            768,712
    6.250%                             02/01/11          750            822,800
    6.000%                             05/15/11        1,000          1,101,165
Housing & Urban Development
    1.740%                             08/01/05        2,225          2,221,800
Rowan Cos., Inc.
    6.150%                             07/01/10        2,017          2,127,993
Small Business Administration
  Participation Certificates
  Series 1997-10C, Class 1
    6.950%                             05/01/07          190            191,415
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $9,711,357)                                                  10,211,373
                                                                   ------------
ASSET-BACKED SECURITIES -- 11.9%
AESOP Funding II, L.L.C.
  Series 2002-1A, Class A1
    3.850%                             10/20/06        1,000          1,000,675
Citibank Credit Card Issuance Trust
  Series 2000-A3, Class A3
    6.875%                             11/16/09          210            223,751
Contimortgage Home Equity Loan Trust
  Series 1997-4, Class A7
    6.630%                             09/15/16          356            356,783
MBNA Credit Card Master Note Trust
  Series 2005-A1, Class A1
    4.200%                             09/15/10        1,480          1,488,409
Volkswagen Auto Lease Trust
  Series 2002-A, Class A4
    2.750%                             12/20/07          199            199,159
                                                                   ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $3,270,658)                                                   3,268,777
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 35.6%
Federal Home Loan Mortgage Corp.
  Series 202, Class IO
    6.500%                             04/01/29          166             29,281
Federal National Mortgage
  Association Series 1997-20,
  Class IO
    1.840%                             03/25/27        1,514             86,082
Federal National Mortgage
  Association Series 1998-T1,
  Class A
    7,917.483%                         12/28/28            0                 78
Federal National Mortgage
  Association Series 2000-M1,
  Class B
    7.418%                             11/17/18          515            531,282
Federal National Mortgage
  Association Series 2001-T2,
  Class A
    5.780%                             11/25/10        1,924          1,998,960


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------       ------       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal National Mortgage
  Association Series 2002-73,
  Class OE
    5.000%                             11/25/17       $1,200       $  1,226,126
Federal National Mortgage
  Association Series 2003-W6,
  Class 2A2
    3.110%                             09/25/42          216            215,836
Federal National Mortgage
  Association Grantor Trust
  Series 2002-T3, Class B
    5.763%                             12/25/11        2,000          2,167,470
Government National Mortgage
  Association Series 2001-12,
  Class A
    5.503%                             01/16/15          673            684,227
Government National Mortgage
  Association Series 2002-28,
  Class A
    4.776%                             02/16/18          451            456,461
Government National Mortgage
  Association Series 2003-5,
  Class A
    3.202%                             04/16/19        1,385          1,359,543
Government National Mortgage
  Association Series 2004-45,
  Class A
    4.020%                             12/16/21          952            945,503
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                             06/15/28        1,003            100,304
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $10,116,354)                                                  9,801,153
                                                                   ------------
MORTGAGE-BACKED SECURITIES -- 3.2%
Federal National Mortgage
  Association Pool #8217
    11.000%                            12/01/15          158            169,848
Government National Mortgage
  Association Pool #8720
    4.125%                             10/20/25           16             16,438
Government National Mortgage
  Association Pool #162989
    9.000%                             05/15/16            1              1,634
Government National Mortgage
  Association Pool #227125
    9.000%                             07/15/17           12             13,334
Government National Mortgage
  Association Pool #346458
    8.000%                             03/15/23           19             20,420
Government National Mortgage
  Association Pool #352110
    7.000%                             08/15/23          177            188,062
Government National Mortgage
  Association Pool #442138
    8.000%                             11/15/26          163            176,731


                       See Notes to Financial Statements.

                HARRIS INSIGHT INTERMEDIATE GOVERNMENT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------       ------       ------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
Government National Mortgage
  Association Pool #780389
    9.000%                             08/15/09       $  285       $    298,676
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $842,457)                                                       885,143
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 10.0%
U.S. TREASURY BONDS -- 6.8%
    8.750%                             08/15/20          750          1,128,750
    5.500%                             08/15/28          629            740,918
                                                                   ------------
                                                                      1,869,668
                                                                   ------------
U.S. TREASURY NOTES -- 1.5%
    4.250%a                            08/15/14          400            409,688
                                                                   ------------
U.S. TREASURY STRIPS -- 1.7%
    0.000%                             11/15/27        1,227           467,490
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $2,585,792)                                                   2,746,846
                                                                   ------------


                                                     SHARES
                                                    --------
TEMPORARY INVESTMENTS -- 1.4%
Goldman Sachs Financial Square
  Treasury Obligation Portfolio                      189,806            189,806
JPMorgan Prime Money Market Fund                     184,108            184,108
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $373,914)                                                       373,914
                                                                   ------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)
--------------                         --------       ------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 1.5%
VARIABLE RATE OBLIGATIONS
Merrill Lynch & Co., Inc. Master Notes
  (Cost $423,000)
    3.537%                             07/05/05       $  423            423,000
                                                                   ------------
TOTAL INVESTMENTS -- 100.6%
  (Cost $27,323,532)                                                 27,710,206
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (0.6%)
Interest receivable and other assets                                    314,965
Receivable for capital stock sold                                         1,920
Payable upon return of collateral on securities loaned                 (423,000)
Payable for capital stock redeemed                                      (22,185)
Dividends payable                                                        (6,724)
Investment advisory fee payable                                            (448)
Administration fees payable                                              (3,276)
Service plan fees payable                                                (1,486)
Accrued expenses                                                        (13,820)
                                                                   ------------
                                                                       (154,054)
                                                                   ------------


                                                                      VALUE+
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 1,203,312 Institutional Shares,
  269,529 N Shares, and 159,965 A Shares of
  beneficial interest outstanding, $.001 par
  value (indefinite number of shares has been
  authorized for each class of shares of the
  Fund) (Note 8)                                                   $ 27,556,152
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($20,307,920/1,203,312)                                                $16.88
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($4,548,568/269,529)                                 $16.88
                                                                         ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER A SHARE ($2,699,664/159,965)                                 $16.88
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($16.88/0.965) (NOTE 5)                                    $17.49
                                                                         ======

----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                           $27,335,207
                                                                    ===========
    Gross Appreciation                                                $ 904,241
    Gross Depreciation                                                 (529,242)
                                                                    -----------
    Net Appreciation                                                $   374,999
                                                                    ===========

+   See Note 2a to the Financial Statements.
a Total or partial security on loan. At June 30, 2005, the total market value of the portfolio's securities on loan is $415,951, and the total market value of the collateral held by the portfolio is $423,000.
IO -- Interest Only Security.


                       See Notes to Financial Statements.

                HARRIS INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
MUNICIPAL BONDS -- 101.0%
ALABAMA -- 2.8%
Alabama Drinking Water Finance
  Authority Revenue Bonds
  (Revolving Fund Loan) Series A
    5.000%                             08/15/14      $ 2,875       $  3,118,541
Jefferson County, Alabama, Limited
  Obligation School Warrants
  Revenue Bonds Series A
    5.500%                             01/01/21        2,415          2,666,184
Marshall County, Alabama, Health
  Care Authority Revenue Bonds
  Series A
    6.250%                             01/01/22          770            837,252
                                                                   ------------
                                                                      6,621,977
                                                                   ------------
ARIZONA -- 8.7%
Glendale, Arizona, Water & Sewer
  Revenue Bonds
    5.500%                             07/01/08        2,700          2,901,015
    5.500%                             07/01/09        5,000          5,466,300
Phoenix, Arizona, Civic Improvement
  Corp. Wastewater Systems
  Revenue Bonds
    6.250%                             07/01/16        4,945          5,724,233
Phoenix, Arizona, Civic Plaza Building
  Corporate Excise Tax Revenue Bonds
    6.000%                             07/01/12        1,000          1,010,000
Surprise, Arizona, Municipal Property
  Corporate Excise Tax Revenue Bonds
    5.375%                             07/01/14        1,000          1,101,450
University of Arizona Certificates
  of Participation Series A
    4.125%                             06/01/07          750            768,832
    5.250%                             06/01/10        3,505          3,830,194
                                                                   ------------
                                                                     20,802,024
                                                                   ------------
CALIFORNIA -- 10.3%
California State Department of Water
  Resources Power Supply Revenue
  Bonds Series A
    5.500%                             05/01/08        2,500          2,669,050
    5.750%                             05/01/17        5,000          5,657,900
California State Economic Recovery
  General Obligation Bonds Series A
    5.000%                             07/01/16        5,000          5,385,100
Lodi, California, Wastewater System
  Revenue Certificates of
  Participation Series A
    5.500%                             10/01/18        1,535          1,745,541
Los Angeles County, California,
  Unified School District General
  Obligation Bonds
    5.500%                             07/01/12        5,000          5,701,400
Sacramento County, California,
  Sanitation District Financing
  Authority Revenue Bonds Series A
    6.000%                             12/01/20        3,450          3,531,385
                                                                   ------------
                                                                     24,690,376
                                                                   ------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
MUNICIPAL BONDS (CONTINUED)
CONNECTICUT -- 1.2%
New Haven, Connecticut, General
  Obligation Bonds Series B
    5.500%                             11/01/12      $ 2,550       $  2,830,959
                                                                   ------------
DELAWARE -- 0.5%
Delaware River & Bay Authority
  Revenue Bonds Series A
    5.700%                             01/01/19        1,000          1,120,840
                                                                   ------------
FLORIDA -- 0.6%
Miami-Dade County, Florida,
  Educational Facilities Authority
  Revenue Bonds Series A
    5.750%                             04/01/14        1,000          1,118,850
Palm Beach County, Florida,
  Revenue Bonds (North County
  Courthouse Projects)
    3.300%                             12/01/13          365            361,817
                                                                   ------------
                                                                      1,480,667
                                                                   ------------
GEORGIA -- 2.9%
Atlanta, Georgia, Airport Revenue
  Bonds Series A
    5.875%                             01/01/17          750            838,388
College Park, Georgia, Business &
  Industrial Development Authority
  Revenue Bonds (Civic Center Project)
    5.500%                             09/01/09        1,855          2,037,773
Fayette County, Georgia, Public
  Facilities Authority Criminal
  Justice Center Revenue Bonds
    6.000%                             06/01/16        1,500          1,715,925
    6.250%                             06/01/17        1,000          1,155,260
Forsyth County, Georgia, Water &
  Sewer Authority Revenue Bonds
    6.250%                             04/01/18        1,000          1,148,260
                                                                   ------------
                                                                      6,895,606
                                                                   ------------
ILLINOIS -- 8.4%
Chicago, Illinois, General Obligation
  Bonds (Neighborhoods Alive 21)
    6.125%                             01/01/22        2,265          2,608,917
Cook County, Illinois, Glencoe
  School District No. 035 General
  Obligation Bonds
    5.750%                             12/01/16        1,210          1,370,918
Illinois Development Finance
  Authority Revenue Bonds
  (DePaul University) Series C
    5.625%                             10/01/20        1,000          1,113,760
Illinois Educational Facilities
  Authority Revenue Bonds
  (University of Chicago) Series A
    5.250%                             07/01/22        3,000          3,286,380
Illinois Health Facilities Authority
  Revenue Bonds (Advocate
  Health Care Network)
    6.250%                             11/15/14        2,500          2,800,700
    6.375%                             11/15/15        1,580          1,777,927


                       See Notes to Financial Statements.

                HARRIS INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois Health Facilities Authority
  Revenue Bonds (Condell
  Medical Center)
    6.000%                             05/15/10      $ 1,285       $  1,375,708
Illinois Health Facilities Authority
  Revenue Bonds (Elmhurst
  Memorial Healthcare)
    6.250%                             01/01/17        5,000          5,732,000
                                                                   ------------
                                                                     20,066,310
                                                                   ------------
INDIANA -- 3.3%
Anderson, Indiana, Economic
  Development Revenue Bonds
  (Anderson University Project)
    5.000%                             10/01/07        1,010          1,043,583
    5.000%                             10/01/08        1,015          1,053,895
Franklin Township, Indiana, Marion
  County School Building Corp.
  Revenue Bonds
    5.250%                             07/15/19        1,000          1,105,000
Indiana University Revenue Bonds
  (Indiana University Facilities)
    5.250%                             11/15/17        1,055          1,186,864
Indiana University Revenue Bonds
  (Student Fee) Series M
    6.000%                             08/01/14        3,170          3,562,351
                                                                   ------------
                                                                      7,951,693
                                                                   ------------
KANSAS -- 0.9%
Kansas State Development Finance
  Authority Public Water Supply
  Revenue Bonds
    5.200%                             04/01/12        1,000          1,103,780
Olathe, Kansas, Health Facilities
  Revenue Bonds (Olathe Medical
  Center Project) Series A
    5.375%                             09/01/08        1,000          1,070,590
                                                                   ------------
                                                                      2,174,370
                                                                   ------------
KENTUCKY -- 0.3%
Hartford County, Kentucky, School
  District Financial Corp. School
  Building Revenue Bonds
    5.700%                             06/01/20          550            607,651
                                                                   ------------
MASSACHUSETTS -- 9.4%
Lowell, Massachusetts, General
  Obligation Bonds
    6.000%                             02/15/14        1,160          1,318,270
    6.000%                             02/15/15        1,070          1,215,991
Massachusetts Health & Educational
  Facilities Authority Revenue
  Bonds Series C
    6.000%                             07/01/16        1,000          1,136,280
Massachusetts State General
  Obligation Bonds Series A
    5.000%                             03/01/20        5,000          5,489,300


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
MUNICIPAL BONDS (CONTINUED)
MASSACHUSETTS (CONTINUED)
Massachusetts State General
  Obligation Bonds Series B
    6.000%                             06/01/15      $ 2,000       $  2,270,620
    6.000%                             06/01/16        5,000          5,676,550
Massachusetts State General
  Obligation Bonds Series C
    5.375%                             12/01/15          425            474,211
Springfield, Massachusetts, General
  Obligation Bonds (Municipal
  Purposes Loan)
    5.000%                             08/01/11          500            545,820
    6.000%                             10/01/14        1,000          1,123,870
    6.000%                             10/01/15        2,000          2,246,880
Sterling, Massachusetts,
  General Obligation Bonds
    6.000%                             02/15/18        1,000          1,129,980
                                                                   ------------
                                                                     22,627,772
                                                                   ------------
MICHIGAN -- 5.6%
Fraser, Michigan, Public School
  District General Obligation Bonds
    5.000%                             05/01/18        3,040          3,349,594
Michigan State Hospital Finance
  Authority Revenue Bonds
  (Ascension Health Credit) Series A
    5.300%                             11/15/33        2,500          2,583,650
Michigan State Hospital Finance
  Authority Revenue Bonds
  (Chelsea Community Hospital)
    5.000%                             05/15/12        2,380          2,428,147
Rochester, Michigan, Community
  School District General
  Obligation Bonds Series I
    5.500%                             05/01/07        1,240          1,300,512
Saline, Michigan, Area Schools
  General Obligation Bonds Series A
    5.750%                             05/01/16        2,000          2,244,040
Walled Lake, Michigan, Consolidated
  School District General
  Obligation Bonds
    5.750%                             05/01/14        1,290          1,444,336
                                                                   ------------
                                                                     13,350,279
                                                                   ------------
MINNESOTA -- 0.5%
St. Cloud, Minnesota, Health Care
  Revenue Bonds (St. Cloud Hospital
  Obligation Group A)
    5.500%                             05/01/15        1,080          1,190,678
                                                                   ------------
MISSOURI -- 2.8%
Missouri State Health & Educational
  Facilities Authority Revenue Bonds
  (St. Anthony's Medical Center)
    6.000%                             12/01/06        1,445          1,498,205
    6.250%                             12/01/08          750            811,087
    6.250%                             12/01/09        1,725          1,896,983


                       See Notes to Financial Statements.

                HARRIS INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
MUNICIPAL BONDS (CONTINUED)
MISSOURI (CONTINUED)
St. Louis County, Missouri,
  Pattonville R-3 School District
  General Obligation Bonds
    5.500%                             03/01/12      $ 1,240       $  1,381,000
    5.750%                             03/01/17          450            506,012
    5.750%                             03/01/18          655            736,528
                                                                   ------------
                                                                      6,829,815
                                                                   ------------
NEBRASKA -- 0.2%
University of Nebraska Revenue
  Bonds (Lincoln Parking Project)
    3.500%                             06/01/10          400            407,584
                                                                   ------------
NEW HAMPSHIRE -- 1.7%
Nashua, New Hampshire, Capital
  Improvements General Obligation
  Bonds Series A
    5.500%                             07/15/16        1,155          1,321,724
    5.500%                             07/15/18        1,500          1,698,360
New Hampshire State Health &
  Educational Facilities Revenue
  Bonds (Concord Hospital)
    5.500%                             10/01/21        1,000          1,097,360
                                                                   ------------
                                                                      4,117,444
                                                                   ------------
NEW JERSEY -- 4.6%
Essex County, New Jersey, Improvement
  Authority Lease Revenue General
  Obligation Bonds (County Correctional
  Facilities Project)
    5.750%                             10/01/13        2,000          2,260,440
New Jersey State Transportation
  Trust Fund Revenue Bonds
  (Transit Systems) Series A
    5.125%                             06/15/08        2,000          2,129,820
New Jersey State Transportation
  Trust Fund Revenue Bonds
  (Transit Systems) Series B
    6.000%                             12/15/18        4,000          4,634,600
New Jersey State Transportation
  Trust Fund Revenue Bonds
  (Transit Systems) Series C
    5.250%                             06/15/19        1,750          1,940,068
                                                                   ------------
                                                                     10,964,928
                                                                   ------------
NEW MEXICO -- 1.3%
University of New Mexico FHA Insured
  Hospital Mortgage Revenue Bonds
    5.000%                             01/01/21        3,000          3,238,680
                                                                   ------------
NEW YORK -- 6.7%
Longwood Central School District
  Suffolk County, New York,
  General Obligation Bonds
    5.625%                             06/15/08        1,080          1,165,245
    5.625%                             06/15/09        1,580          1,736,151
    5.700%                             06/15/14        1,670          1,910,029
    5.700%                             06/15/15        1,895          2,167,368


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
MUNICIPAL BONDS (CONTINUED)
NEW YORK (CONTINUED)
New York Metropolitan Transportation
  Authority Dedicated Tax Fund
  Revenue Bonds Series A
    6.125%                             04/01/16#     $ 3,000       $  3,416,550
    6.125%                             04/01/17#       2,000          2,277,700
New York State Thruway Authority
  Highway & Bridge Trust Fund
  Revenue Bonds Series A
    6.000%                             04/01/14        1,000          1,142,070
    6.000%                             04/01/15        1,000          1,133,050
    6.000%                             04/01/16        1,000          1,142,070
                                                                   ------------
                                                                     16,090,233
                                                                   ------------
NORTH CAROLINA -- 0.9%
Charlotte, North Carolina, Storm
  Water Fee Revenue Bonds
    5.650%                             06/01/14        1,000          1,128,110
New Hanover County, North Carolina,
  Certificates of Participation Series A
    3.500%                             09/01/12        1,000          1,010,710
                                                                   ------------
                                                                      2,138,820
                                                                   ------------
OHIO -- 12.8%
Cuyahoga County, Ohio,
  General Obligation Bonds
    5.750%                             12/01/15        4,000          4,521,320
Cuyahoga County, Ohio, Hospital
  Improvement Revenue Bonds
  (Metrohealth System Project)
    6.150%                             02/15/29        5,000          5,274,950
Cuyahoga County, Ohio, Hospital
  Revenue Bonds (Metrohealth
  System Project) Series A
    5.500%                             02/15/12        1,000          1,124,580
Franklin County, Ohio, Development
  Revenue Bonds (American
  Chemical Society Project)
    5.500%                             10/01/12        4,600          4,994,956
Franklin County, Ohio, Revenue
  Bonds (Online Computer Library Center)
    5.000%                             04/15/11        1,415          1,511,305
Hamilton County, Ohio, Sales Tax
  Revenue Bonds Subseries B
    5.750%                             12/01/17        4,000          4,491,720
Ohio State Higher Educational
  Facility Revenue Bonds
  (John Carroll University Project)
    4.750%                             11/15/11          345            369,785
Ohio State University General
  Receipts Revenue Bonds Series A
    6.000%                             12/01/17        1,000          1,123,240
Plain, Ohio, Local School District
  General Obligation Bonds
    6.000%                             12/01/20#       4,070          4,694,949
    6.000%                             12/01/20          930          1,061,502


                       See Notes to Financial Statements.

                HARRIS INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
University of Akron, Ohio, General
  Receipts Revenue Bonds
    5.750%                             01/01/12      $ 1,295       $  1,454,181
                                                                   ------------
                                                                     30,622,488
                                                                   ------------
PENNSYLVANIA -- 6.9%
Allegheny County, Pennsylvania,
  Sanitation Authority Sewer
  Revenue Bonds Series A
    5.000%                             12/01/21        4,750          5,214,455
Bristol Township, Pennsylvania,
  School District General
  Obligation Bonds
    3.500%                             04/01/13        2,565          2,569,771
Delaware River Port Authority of
  Pennsylvania & New Jersey
  Revenue Bonds
    5.750%                             01/01/15        1,000          1,108,860
    6.000%                             01/01/17        5,500          6,160,770
Pottsville, Pennsylvania, Hospital
  Authority Revenue Bonds
  (Ascension Health Credit) Series A
    5.200%                             11/15/09        1,335          1,448,982
                                                                   ------------
                                                                     16,502,838
                                                                   ------------
PUERTO RICO -- 1.3%
Puerto Rico Housing Finance Authority
  Revenue Bonds (Capital Fund Program)
    5.000%                             12/01/16        1,000          1,084,850
Puerto Rico Municipal Finance Agency
  General Obligation Bonds Series A
    6.000%                             08/01/16        1,000          1,117,240
Puerto Rico Public Buildings Authority
  Government Facilities Revenue
  Bonds Series D
    5.375%                             07/01/12#         825            929,932
                                                                   ------------
                                                                      3,132,022
                                                                   ------------
SOUTH CAROLINA -- 1.3%
Medical University Hospital Authority,
  FHA Insured Mortgage Hospital
  Facilities Revenue Bonds Series A
    5.250%                             02/15/24        2,775          3,002,245
                                                                   ------------
TEXAS -- 1.1%
Amarillo, Texas, Independent School
  District General Obligation Bonds
    5.250%                             02/01/22          915          1,004,404
Harris County, Texas, Improvement
  District No. 1 General Obligation Bonds
    5.650%                             09/01/19          540            589,286
Texas Technical University Financing
  Systems Revenue Bonds Series 7
    5.500%                             08/15/15        1,000          1,123,320
                                                                   ------------
                                                                      2,717,010
                                                                   ------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
MUNICIPAL BONDS (CONTINUED)
VIRGINIA -- 1.0%
Norfolk, Virginia, Water System
  Revenue Bonds
    5.875%                             11/01/15      $ 2,300       $  2,368,609
                                                                   ------------
WASHINGTON -- 0.9%
Snohomish County, Washington,
  School District No. 201 General
  Obligation Bonds
    5.625%                             12/01/07        2,000          2,129,860
                                                                   ------------
WYOMING -- 2.1%
Platte County, Wyoming, Pollution
  Control Revenue Bonds (Tri-State
  Generation & Transmission
  Association) Series A VR
    2.530%                             07/01/05        5,000          5,000,000
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $223,908,663)                                               241,673,778
                                                                   ------------


                                                     SHARES
                                                    --------
TEMPORARY INVESTMENTS -- 0.5%
AIM Tax-Free Investment Co.
  Cash Reserve Portfolio                             420,142            420,142
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio                  783,567            783,567
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,203,709)                                                   1,203,709
                                                                   ------------
TOTAL INVESTMENTS -- 101.5%
  (Cost $225,112,372)                                               242,877,487
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (1.5%)
Interest receivable and other assets                                  3,205,138
Receivable for securities sold                                          270,366
Receivable for capital stock sold                                       182,747
Payable for securities purchased                                     (6,248,597)
Payable for capital stock redeemed                                      (54,815)
Dividends payable                                                      (752,754)
Investment advisory fee payable                                         (39,066)
Administration fees payable                                             (29,812)
Service plan fees payable                                                (2,757)
Accrued expenses                                                        (14,491)
                                                                   ------------
                                                                     (3,484,041)
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 19,900,973 Institutional Shares,
  988,715 N Shares, and 197,511 A Shares of
  beneficial interest outstanding, $.001 par
  value (indefinite number of shares has been
  authorized for each class of shares of the
  Fund) (Note 8)                                                   $239,393,446
                                                                   ============


                       See Notes to Financial Statements.

                HARRIS INSIGHT INTERMEDIATE TAX-EXEMPT BOND FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE ($225,926,799/19,900,973)                $11.35
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($11,224,507/988,715)                                $11.35
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($2,242,140/197,511)                                       $11.35
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($11.35/0.965) (NOTE 5)                                    $11.76
                                                                         ======

----------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $225,112,372
                                                                   ============
    Gross Appreciation                                             $ 17,765,115
    Gross Depreciation                                                       --
                                                                   ------------
    Net Appreciation                                               $ 17,765,115
                                                                   ============
+   See Note 2a to the Financial Statements.
# These securities are subject to a demand feature which reduces the remaining maturity.
VR -- Variable rate demand note; interest rate in effect on 06/30/05. Maturity date is the later of the next interest rate change or exercise of the demand feature.


                       See Notes to Financial Statements.

                   HARRIS INSIGHT SHORT/INTERMEDIATE BOND FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
AGENCY OBLIGATIONS -- 4.4%
Federal Home Loan Mortgage Corp.
    4.200%                             12/28/07      $ 7,400       $  7,407,859
Federal National Mortgage Association
    5.500%                             03/15/11        3,900          4,188,467
    5.250%                             08/01/12          600            633,364
                                                                   ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $11,874,847)                                                 12,229,690
                                                                   ------------
ASSET-BACKED SECURITIES -- 14.7%
Bank One Issuance Trust
  Series 2003-C1, Class C1
    4.540%                             09/15/10        2,000          2,013,136
Capital One Multi-Asset Execution
  Trust Series 2004-C1, Class C1
    3.400%                             11/16/09        2,700          2,665,828
Capital One Multi-Asset Execution
  Trust Series 2005-A2, Class A2
    4.050%                             02/15/11        2,800          2,804,103
Citibank Credit Card Issuance Trust
  Series 2000-A3, Class A3
    6.875%                             11/16/09        3,080          3,281,686
Citibank Credit Card Issuance Trust
  Series 2001-C3, Class C3
    6.650%                             05/15/08        1,770          1,810,178
Citibank Credit Card Issuance Trust
  Series 2003-A6, Class A6
    2.900%                             05/17/10        3,000          2,908,591
DaimlerChrysler Auto Trust
  Series 2005-A, Class A2
    3.170%                             09/08/07        1,000            996,833
First Franklin NIM Trust
  Series 2004-FF7A 144A, Class Af,g
    5.000%                             09/27/34          902            898,518
First National Master Note Trust
  Series 2003-2 144A, Class Bf
    3.080%                             04/15/09        3,000          2,961,457
MBNA Credit Card Master Note
  Trust Series 2005-A1, Class A1
    4.200%                             09/15/10        2,100          2,111,932
Providian Gateway Master Trust
  Series 2004-DA 144A, Class Af
    3.350%                             09/15/11        2,480          2,440,087
Renaissance Home Equity Loan Trust
  Series 2004-2, Class AF2
    3.902%                             07/25/34        3,365          3,349,529
Residential Funding Mortgage
  Securities Series 2001-HS2, Class A5
    6.920%                             04/25/31        2,096          2,090,978
Structured Asset Investment Loan
  Trust Series 2003-BC4, Class 2A2
    3.964%                             05/25/33          798            798,731
Structured Asset Investment Loan
  Trust Series 2004-5A 144A, Class Af,g
    4.500%                             06/27/34          479            478,565
Structured Asset Securities Corp.
  Series 2004-5H, Class A2
    4.430%                             12/25/33        3,750          3,742,280


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
ASSET-BACKED SECURITIES (CONTINUED)
Structured Asset Securities Corp.
  Series 2005-4XS, Class 3A2
    4.270%                             03/25/35      $ 3,436       $  3,421,773
Volkswagen Auto Lease Trust
  Series 2005-A, Class A4
    3.940%                             10/20/10        1,000            996,770
Volkswagen Auto Loan Enhanced
  Trust Series 2003-2, Class A4
    2.940%                             03/22/10        1,690          1,660,204
                                                                   ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $41,821,568)                                                 41,431,179
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 19.6%
DLJ Commercial Mortgage Corp.
  Series 1998-CF2, Class A1A
    5.880%                             11/12/31          597            606,102
DLJ Mortgage Acceptance Corp.
  Series 1996-M 144A, Class 1f
    0.000%                             11/28/11           52             51,302
Federal Home Loan Mortgage Corp.
  Series 1385, Class J
    7.000%                             10/15/07        2,135          2,168,098
Federal Home Loan Mortgage Corp.
  Series 2513, Class JE
    5.000%                             10/15/17        5,105          5,220,096
Federal Home Loan Mortgage Corp.
  Series 2760, Class GC
    3.500%                             02/15/11        2,198          2,190,234
Federal Home Loan Mortgage Corp.
  Series 2770, Class QG
    4.500%                             03/15/19        3,741          3,697,688
Federal Home Loan Mortgage Corp.
  Series 2835, Class HB
    5.500%                             08/15/24        1,330          1,386,878
Federal Home Loan Mortgage Corp.
  Series 2885 Class PB
    4.500%                             08/15/14        4,000          4,032,028
Federal National Mortgage Association
  Series 1993-197, Class SB
    11.218%                            10/25/08          411            438,459
Federal National Mortgage Association
  Series 1997-20, Class IO
    1.840%                             03/25/27        4,439            252,351
Federal National Mortgage Association
  Series 1997-70, Class PE PO
    9.000%                             04/25/22          576            515,152
Federal National Mortgage Association
  Series 1998-T1, Class A
    7,917.483%                         12/28/28            0                 96
Federal National Mortgage Association
  Series 2001-69, Class PE
    6.000%                             11/25/15        2,161          2,181,324
Federal National Mortgage Association
  Series 2002-73, Class OE
    5.000%                             11/25/17        1,000          1,021,772
Federal National Mortgage Association
  Series 2003-35, Class BC
    5.000%                             05/25/18        1,500          1,531,741


                       See Notes to Financial Statements.

                  HARRIS INSIGHT SHORT/INTERMEDIATE BOND FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
GMAC Mortgage Corp. Loan Trust
  Series 2005-AR3, Class 3A3
    4.912%                             06/19/35      $ 2,775       $  2,789,120
Government National Mortgage
  Association Series 2004-67, Class A
    3.648%                             09/16/17        2,686          2,648,255
Government National Mortgage
  Association Series 2004-84, Class XC IO
    0.506%                             09/16/44       23,634          1,560,454
Government National Mortgage
  Association Series 2004-108, Class C
    5.039%                             12/16/32        1,905          1,955,520
LB-UBS Commercial Mortgage Trust
  Series 2000-C4, Class A1
    7.180%                             09/15/19          728            756,629
LB-UBS Commercial Mortgage Trust
  Series 2001-C2, Class A1
    6.270%                             06/15/20        1,656          1,735,636
LB-UBS Commercial Mortgage Trust
  Series 2003-C1, Class A4
    4.394%                             03/17/32          780            775,756
LB-UBS Commercial Mortgage Trust
  Series 2005-C2, Class A2
    4.821%                             04/15/30        2,600          2,657,738
Morgan Stanley Capital I
  Series 1998-WF2, Class A2
    6.540%                             07/15/30        2,772          2,923,324
Morgan Stanley Capital I
  Series 2005-T17, Class A5
    4.780%                             12/13/41        2,275          2,312,952
Structured Adjustable Rate
  Mortgage Loan Trust
  Series 2004-14, Class 1A
    5.107%                             10/25/34        3,996          4,035,585
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                             06/15/28        2,525            252,459
Structured Asset Securities Corp.
  Series 2003-34A, Class 6A
    5.116%                             11/25/33        3,137          3,161,410
Structured Asset Securities Corp.
  Series 2005-2XS, Class 2A2
    5.150%                             02/25/35        2,325          2,346,576
                                                                   ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $55,007,638)                                                 55,204,735
                                                                   ------------
MORTGAGE-BACKED SECURITIES -- 2.4%
Federal National Mortgage
  Association Pool #124783
    10.500%                            12/01/16            5              4,989
Federal National Mortgage
  Association Pool #305189
    9.000%                             01/01/25           10             11,304
Federal National Mortgage
  Association Pool #306674
    9.000%                             03/01/25            7              8,042
Federal National Mortgage
  Association Pool #317306
    9.000%                             07/01/25           42             45,804


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
MORTGAGE-BACKED SECURITIES (CONTINUED)
Federal National Mortgage
  Association Pool #338001
    9.000%                             10/01/25      $     2       $      1,834
Federal National Mortgage
  Association Pool #585727
    6.000%                             05/01/16          807            835,380
Federal National Mortgage
  Association Pool #695910
    5.000%                             05/01/18          769            779,173
Federal National Mortgage
  Association Pool #725414
    4.500%                             05/01/19        4,427          4,412,121
Government National Mortgage
  Association Pool #326150
    7.000%                             09/15/23           24             25,259
Government National Mortgage
  Association Pool #333668
    7.000%                             07/15/23           58             62,119
Government National Mortgage
  Association Pool #345039
    7.000%                             09/15/23          104            111,046
Government National Mortgage
  Association Pool #345536
    7.000%                             01/15/24           44             46,450
Government National Mortgage
  Association Pool #351638
    7.000%                             06/15/23           73             77,485
Government National Mortgage
  Association Pool #377553
    7.000%                             07/15/25           43             45,669
Government National Mortgage
  Association Pool #383330
    7.000%                             07/15/25           16             16,546
Government National Mortgage
  Association Pool #397755
    7.000%                             05/15/24          120            127,570
Government National Mortgage
  Association Pool #407660
    7.000%                             07/15/25           20             20,834
Government National Mortgage
  Association Pool #780023
    7.000%                             09/15/24           71             76,074
Government National Mortgage
  Association Pool #780389
    9.000%                             08/15/09           15             16,178
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $6,616,360)                                                   6,723,877
                                                                   ------------
CORPORATE BONDS -- 42.3%
ELECTRIC -- 3.4%
Consolidated Edison, Inc.
    3.625%                             08/01/08        1,285          1,265,971
Constellation Energy Group, Inc.
    6.125%                             09/01/09        1,000          1,064,871
FPL Group Capital, Inc.
    3.250%                             04/11/06        1,700          1,691,823
Pacific Gas & Electric Co.
    4.200%                             03/01/11        1,200          1,180,267


                       See Notes to Financial Statements.

                  HARRIS INSIGHT SHORT/INTERMEDIATE BOND FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
CORPORATE BONDS (CONTINUED)
ELECTRIC (CONTINUED)
Scottish Power P.L.C.
    5.375%                             03/15/15      $ 1,350       $  1,386,423
Southern Co. Capital Funding Corp.
    5.300%                             02/01/07        3,000          3,064,605
                                                                   ------------
                                                                      9,653,960
                                                                   ------------
FINANCE - BANK -- 7.3%
Bank of America Corp.
    5.250%                             02/01/07        2,000          2,041,872
    6.250%                             04/15/12        1,065          1,178,821
Bank One Corp.
    7.875%                             08/01/10        1,400          1,620,297
Capital One Bank
    4.250%                             12/01/08        1,000            996,698
Capital One Financial Co.
    5.500%                             06/01/15          725            743,115
European Investment Bank
    2.375%                             06/15/07        3,175          3,088,729
JPMorgan Chase & Co.
    3.800%                             10/02/09          480            471,404
    5.125%                             09/15/14        1,920          1,967,650
Manufacturers & Traders Trust Co.
    8.000%                             10/01/10        2,080          2,448,019
Sovereign Bank
    4.375%                             08/01/13        1,300          1,294,936
Union Planters Corp.
    7.750%                             03/01/11        1,750          2,036,456
Washington Mutual Bank F.A.
    5.125%                             01/15/15        1,145          1,165,226
Washington Mutual, Inc.
    5.000%                             03/22/12        1,325          1,352,809
                                                                   ------------
                                                                     20,406,032
                                                                   ------------
FINANCE - NON-BANK -- 10.0%
Allstate Life Global Funding Trust
    4.500%                             05/29/09        1,500          1,518,077
American Express Credit Corp.
    3.000%                             05/16/08        1,615          1,567,290
CIT Group, Inc.
    3.375%                             04/01/09        1,620          1,566,804
    5.000%                             02/13/14          710            718,388
Countrywide Home Loan, Inc.
    4.125%                             09/15/09        2,965          2,928,622
EOP Operating L.P.
    8.375%                             03/15/06          260            267,733
Ford Motor Credit Corp.
    7.250%                             10/25/11        1,480          1,425,919
    7.000%                             10/01/13          140            134,533
General Electric Capital Corp.
    5.000%                             06/15/07          360            366,328
    4.875%                             03/04/15          230            236,348
Household Finance Corp.
    6.375%                             10/15/11        1,850          2,025,308
    4.750%                             07/15/13          465            466,472
John Hancock Financial Services Corp.
    5.625%                             12/01/08        2,320          2,425,764


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK (CONTINUED)
Lehman Brothers Holdings, Inc.
    4.000%                             01/22/08      $ 1,745       $  1,739,803
    7.000%                             02/01/08          565            603,607
Merrill Lynch & Co., Inc.
    3.700%                             04/21/08          400            395,636
    4.125%                             09/10/09        1,475          1,470,135
Morgan Stanley
    3.875%                             01/15/09          400            395,245
    4.000%                             01/15/10        1,000            986,098
Simon Property Group L.P.
    4.600%                             06/15/10        1,500          1,502,478
SLM Corp.
    4.000%                             01/15/09        3,000          2,978,430
Textron Financial Corp.
    5.875%                             06/01/07        2,400          2,477,873
                                                                   ------------
                                                                     28,196,891
                                                                   ------------
INDUSTRIAL -- 12.2%
AOL Time Warner, Inc.
    6.875%                             05/01/12        1,955          2,209,109
Boeing Capital Corp.
    6.500%                             02/15/12        1,270          1,422,545
Centex Corp.
    4.750%                             01/15/08        1,500          1,509,882
    4.550%                             11/01/10          800            791,451
Comcast Cable Communications, Inc.
    7.125%                             06/15/13          625            717,371
Comcast Corp.
    5.300%                             01/15/14          690            710,538
DaimlerChrysler N.A. Holding Corp.
    4.125%                             03/07/07        1,200          1,195,261
First Data Corp.
    4.700%                             11/01/06        3,105          3,138,450
    4.850%                             10/01/14        1,075          1,093,313
Gannett Co., Inc.
    5.500%                             04/01/07        1,250          1,280,742
Goodrich Corp.
    6.450%                             12/15/07          766            803,475
H.J. Heinz Co.
    6.000%                             03/15/08        1,700          1,773,726
John Deere Capital Corp.
    5.100%                             01/15/13          750            783,158
Kellogg Co.
    6.600%                             04/01/11        1,500          1,664,352
Kinder Morgan Energy Corp.
    6.750%                             03/15/11        1,860          2,048,009
Kohls Corp.
    6.300%                             03/01/11        3,225          3,516,417
Kroger Co.
    6.800%                             04/01/11        2,565          2,819,989
News America, Inc.
    6.625%                             01/09/08        1,120          1,182,538
PepsiCo, Inc.
    3.200%                             05/15/07        1,650          1,629,296
Schering-Plough Corp.
    5.550%                             12/01/13        1,135          1,205,410
Unilever Capital Corp.
    6.875%                             11/01/05        1,740          1,757,835


                       See Notes to Financial Statements.

                  HARRIS INSIGHT SHORT/INTERMEDIATE BOND FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
Walt Disney Co.
    6.750%                             03/30/06      $ 1,000       $  1,020,012
                                                                   ------------
                                                                     34,272,879
                                                                   ------------
NATURAL GAS -- 0.6%
Duke Energy Field Services
    7.875%                             08/16/10        1,380          1,585,907
                                                                   ------------
OIL -- 3.7%
Burlington Resources Finance Co.
    5.600%                             12/01/06        3,100          3,149,380
ChevronTexaco Capital Corp.
    3.375%                             02/15/08        2,215          2,177,057
Conoco Funding Co.
    6.350%                             10/15/11        2,305          2,555,653
Marathon Oil Corp.
    5.375%                             06/01/07        2,500          2,550,805
                                                                   ------------
                                                                     10,432,895
                                                                   ------------
TELEPHONES -- 4.1%
BellSouth Corp.
    4.200%                             09/15/09        1,100          1,097,141
    4.750%                             11/15/12        1,600          1,610,877
France Telecom S.A.
    8.000%                             03/01/11          980          1,138,590
Sprint Capital Corp.
    6.125%                             11/15/08        1,550          1,634,162
Verizon Global Funding Corp.
    6.125%                             06/15/07        1,550          1,607,962
Verizon Wireless Capital, L.L.C.
    5.375%                             12/15/06        2,300          2,344,786
Vodafone Group P.L.C.
    7.750%                             02/15/10        1,830          2,091,520
                                                                   ------------
                                                                     11,525,038
                                                                   ------------
TRANSPORTATION -- 1.0%
Burlington Northern Santa Fe Corp.
    6.750%                             07/15/11          690            772,014
CSX Corp.
    6.750%                             03/15/11        1,780          1,967,398
                                                                   ------------
                                                                      2,739,412
                                                                   ------------
TOTAL CORPORATE BONDS
  (Cost $117,541,340)                                               118,813,014
                                                                   ------------
INTERNATIONAL BONDS -- 1.2%
Province of Ontario
    3.375%                             01/15/08        2,445          2,413,645
Republic of Italy
    3.750%                             12/14/07        1,065          1,061,322
                                                                   ------------
TOTAL INTERNATIONAL BONDS
  (Cost $3,507,057)                                                   3,474,967
                                                                   ------------
U.S. TREASURY OBLIGATIONS -- 13.7%
U.S. TREASURY BONDS -- 3.5%
    11.250%a                           02/15/15        6,311          9,964,236
                                                                   ------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
U.S. TREASURY OBLIGATIONS (CONTINUED)
U.S. TREASURY NOTES -- 10.2%
    3.375%a                            02/15/08      $ 4,790       $  4,756,695
    3.750%a                            05/15/08        2,300          2,305,752
    6.000%                             08/15/09        6,210          6,749,251
    4.000%                             04/15/10          680            687,651
    5.000%a                            02/15/11        6,300          6,695,476
    4.250%                             08/15/14        7,240          7,415,346
                                                                   ------------
                                                                     28,610,171
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $38,056,396)                                                 38,574,407
                                                                   ------------


                                                    SHARES
                                                   ---------
TEMPORARY INVESTMENTS -- 2.5%
Goldman Sachs Financial Square Money
  Market Portfolio                                 3,209,929          3,209,929
JPMorgan Prime Money Market Fund                   3,796,598          3,796,598
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $7,006,527)                                                   7,006,527
                                                                   ------------

    COUPON                                             PAR
     RATE                              MATURITY       (000)
--------------                         --------      -------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 7.6%
TIME DEPOSITS -- 1.0%
Credit Suisse First Boston
    3.375%                             07/01/05      $   666            665,614
Societe Generale
    3.375%                             07/01/05          144            144,177
Westdeutsche Landesbank A.G.
    3.400%                             07/01/05        1,997          1,996,844
                                                                   ------------
                                                                      2,806,635
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 6.6%
Merrill Lynch & Co., Inc. Master Notes
    3.537%                             07/05/05       18,494         18,493,665
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $21,300,300)                                                 21,300,300
                                                                   ------------
TOTAL INVESTMENTS -- 108.4%
  (Cost $302,732,033)                                               304,758,696
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (8.4%)
Interest receivable and other assets                                  2,904,684
Receivable for securities sold                                          926,028
Receivable for capital stock sold                                        56,510
Payable upon return of collateral on securities loaned              (21,300,300)
Payable for securities purchased                                     (5,133,644)
Payable for capital stock redeemed                                     (291,527)
Dividends payable                                                      (624,485)
Investment advisory fee payable                                         (86,965)
Administration fees payable                                             (31,396)
Service plan fees payable                                                (2,173)
Accrued expenses                                                        (22,774)
                                                                   ------------
                                                                    (23,606,042)
                                                                   ------------

                       See Notes to Financial Statements.

                  HARRIS INSIGHT SHORT/INTERMEDIATE BOND FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE+
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 26,451,315 Institutional Shares,
  629,552 N Shares, and 380,436 A Shares
  of beneficial interest outstanding, $.001
  par value (indefinite number of shares
  has been authorized for each class of
  shares of the Fund) (Note 8)                                     $281,152,654
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($270,812,228/26,451,315)                                              $10.24
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($6,445,502/629,552)                                 $10.24
                                                                         ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER A SHARE ($3,894,924/380,436)                                 $10.24
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($10.24/0.965) (NOTE 5)                                    $10.61
                                                                         ======


---------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $302,795,929
                                                                   ============
    Gross Appreciation                                             $  3,843,002
    Gross Depreciation                                               (1,880,235)
                                                                   ------------
    Net Appreciation                                               $  1,962,767
                                                                   ============
+  See Note 2a to the Financial Statements.
a Total or partial security on loan. At June 30, 2005, the total market value of the portfolio's securities on loan is $20,906,803, and the total market value of the collateral held by the portfolio is $21,300,300.
f,g Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise designated (g), the security is considered liquid.
IO -- Interest Only Security.
PO -- Principal Only Security.


                       See Notes to Financial Statements.

                      HARRIS INSIGHT TAX-EXEMPT BOND FUND
                            STATEMENT OF NET ASSETS
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
MUNICIPAL BONDS -- 98.0%
ALABAMA -- 1.4%
Columbia, Alabama, Industrial
  Development Board Pollution
  Control Revenue Bonds (Alabama
  Power Co. Project) Series C VR
    2.530%                             07/01/05      $ 1,000       $  1,000,000
University of Alabama Hospital
  Revenue Bonds Series A
    5.625%                             09/01/16          500            553,105
                                                                   ------------
                                                                      1,553,105
                                                                   ------------
CALIFORNIA -- 1.0%
California State Department of Water
  Resources Power Supply Revenue
  Bonds Series A
    5.375%                             05/01/22        1,000          1,096,460
                                                                   ------------
COLORADO -- 8.8%
Colorado Water Reserve Power
  Development Authority, Clean
  Water Revenue Bonds Series A
    6.250%                             09/01/16        1,000          1,151,435
Douglas County, Colorado, School
  District No. RE-1 General
  Obligation Bonds
    5.750%                             12/15/18        1,000          1,172,530
E-470 Public Highway Authority of
  Colorado Revenue Bonds Series B
    0.000%                             09/01/29        3,300            930,501
Pueblo, Colorado, Board of Waterworks
  Water Improvement Revenue
  Bonds Series A
    6.000%                             11/01/17        2,370          2,709,550
Pueblo County, Colorado, School
  District No. 070 Pueblo Rural
  General Obligation Bonds
    6.000%                             12/01/18        3,170          3,562,192
                                                                   ------------
                                                                      9,526,208
                                                                   ------------
FLORIDA -- 1.4%
Miami-Dade County, Florida,
  Expressway Authority Toll
  System Revenue Bonds
    6.000%                             07/01/14        1,000          1,135,640
Taylor County, Florida, Sales Tax
  Revenue Bonds
    3.750%                             10/01/12          380            387,475
                                                                   ------------
                                                                      1,523,115
                                                                   ------------
GEORGIA -- 3.1%
Chatham County, Georgia, Hospital
  Authority Revenue Bonds (Memorial
  Health Medical Center) Series A
    6.125%                             01/01/24        1,025          1,130,175
Forsyth County, Georgia, School
  District General Obligation Bonds
    6.000%                             02/01/14        1,000          1,141,870
    6.000%                             02/01/15        1,000          1,141,870
                                                                   ------------
                                                                      3,413,915
                                                                   ------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
MUNICIPAL BONDS (CONTINUED)
ILLINOIS -- 11.3%
Chicago, Illinois, General Obligation
  Bonds (Neighborhoods Alive 21)
    6.125%                             01/01/22      $ 2,000       $  2,303,680
Chicago, Illinois, General Obligation
  Bonds Series A
    6.000%                             01/01/19        1,835          2,103,075
    6.000%                             01/01/20        1,000          1,146,090
Illinois Finance Authority Revenue
  Bonds (University of Chicago) Series A
    5.000%                             07/01/26        1,000          1,067,080
Illinois State General
  Obligation Bonds
    6.125%                             01/01/16        5,000          5,649,000
                                                                   ------------
                                                                     12,268,925
                                                                   ------------
MASSACHUSETTS -- 17.3%
Brockton, Massachusetts,
  General Obligation Bonds
    5.750%                             06/01/16          750            842,175
    6.000%                             06/01/19        1,000          1,135,130
Holden, Massachusetts, General
  Obligation Bonds (Municipal
  Purposes Loan)
    6.000%                             03/01/16        1,000          1,129,660
Massachusetts Development
  Finance Agency Higher Education
  Revenue Bonds (Smith College Issue)
    5.750%                             07/01/23        1,000          1,134,600
Massachusetts State General
  Obligation Bonds Series A
    5.000%                             03/01/23        3,000          3,273,270
Massachusetts State General
  Obligation Bonds Series B
    6.000%                             06/01/14        3,000          3,376,800
Massachusetts State Port
  Authority Revenue Bonds Series C
    6.125%                             07/01/17        1,000          1,136,290
Pittsfield, Massachusetts,
  General Obligation Bonds
    5.000%                             04/15/19        1,000          1,089,410
Springfield, Massachusetts, General
  Obligation Bonds (Municipal
  Purposes Loan)
    6.250%                             10/01/19        5,000          5,660,100
                                                                   ------------
                                                                     18,777,435
                                                                   ------------
MICHIGAN -- 3.7%
Armada, Michigan, Area Schools
  General Obligation Bonds
    5.000%                             05/01/26          900            961,128
Michigan State Hospital Finance
  Authority Revenue Bonds (Chelsea
  Community Hospital)
    5.375%                             05/15/19        3,000          3,068,340
                                                                   ------------
                                                                      4,029,468
                                                                   ------------


                       See Notes to Financial Statements.

                      HARRIS INSIGHT TAX-EXEMPT BOND FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
MUNICIPAL BONDS (CONTINUED)
MINNESOTA -- 3.7%
St. Cloud, Minnesota, Health Care
  Revenue Bonds (St. Cloud
  Hospital Obligation Group A)
    6.250%                             05/01/19      $ 3,530       $  4,022,153
                                                                   ------------
MISSOURI -- 3.0%
Missouri State Health & Educational
  Facilities Revenue Bonds
  (St. Anthony's Medical Center)
    6.125%                             12/01/19        2,000          2,160,980
    6.250%                             12/01/30        1,000          1,084,410
                                                                   ------------
                                                                      3,245,390
                                                                   ------------
NEW HAMPSHIRE -- 0.8%
New Hampshire Health & Educational
  Facilities Revenue Bonds
  (Exeter Project)
    6.000%                             10/01/24          750            824,355
                                                                   ------------
NEW JERSEY -- 4.5%
New Jersey Transportation Trust Fund
  Authority Revenue Bonds Series C
    5.500%                             06/15/21          250            287,767
    5.500%                             06/15/24        4,000          4,604,280
                                                                   ------------
                                                                      4,892,047
                                                                   ------------
NEW YORK -- 2.6%
New York City, New York, Transitional
  Finance Authority Revenue Bonds
  (New York City Recovery)
  Subseries B-3 VR
    2.480%                             07/01/05        2,010          2,010,000
New York State Dormitory Authority
  Revenue Bonds
    5.250%                             02/15/18#         610            694,564
    5.250%                             02/15/18          100            110,790
                                                                   ------------
                                                                      2,815,354
                                                                   ------------
NORTH CAROLINA -- 1.9%
Broad River, North Carolina, Water
  Authority System Revenue Bonds
    5.750%                             06/01/17          635            713,346
    5.375%                             06/01/20        1,000          1,092,670
Harnett County, North Carolina,
  Certificates of Participation
    5.125%                             12/01/23          265            289,468
                                                                   ------------
                                                                      2,095,484
                                                                   ------------
OHIO -- 13.0%
Akron, Ohio, General Obligation Bonds
    6.500%                             11/01/15          865          1,040,621
Avon Lake, Ohio, City School District
  General Obligation Bonds
    5.750%                             12/01/14        1,000          1,131,030
Cleveland, Ohio, Municipal School
  District General Obligation Bonds
    5.250%                             12/01/18        2,330          2,601,725


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
MUNICIPAL BONDS (CONTINUED)
OHIO (CONTINUED)
Marysville, Ohio, General Obligation Bonds
    6.000%                             12/01/29      $ 1,000       $  1,153,840
Plain, Ohio, Local School District
  General Obligation Bonds
    6.000%                             12/01/25#       1,220          1,407,331
    6.000%                             12/01/25          180            205,349
Rickenbacker, Ohio, Port Authority
  Revenue Bonds Series A
    5.375%                             01/01/32        1,455          1,629,033
Steubenville, Ohio, Hospital
  Revenue Bonds
    6.375%                             10/01/20        1,000          1,124,690
University of Akron, Ohio, General
  Receipts Revenue Bonds
    6.000%                             01/01/15        2,235          2,533,015
    6.000%                             01/01/16        1,110          1,258,007
                                                                   ------------
                                                                     14,084,641
                                                                   ------------
PENNSYLVANIA -- 1.9%
Chester County, Pennsylvania, Health
  & Educational Authority Hospital
  Revenue Bonds
    6.750%                             07/01/31        1,000          1,070,240
Pittsburgh, Pennsylvania, Public
  Parking Authority Revenue
  Bonds Series B
    4.750%                             12/01/26        1,000          1,047,650
                                                                   ------------
                                                                      2,117,890
                                                                   ------------
RHODE ISLAND -- 1.6%
Cranston, Rhode Island, General
  Obligation Bonds
    6.375%                             11/15/14          500            573,270
    6.375%                             11/15/17        1,000          1,146,540
                                                                   ------------
                                                                      1,719,810
                                                                   ------------
SOUTH CAROLINA -- 1.0%
Medical University Hospital, South
  Carolina Hospital Authority,
  Hospital Facilities Revenue
  Bonds Series A
    5.000%                             08/15/31        1,000          1,052,250
                                                                   ------------
TENNESSEE -- 1.0%
White House Utility District, Tennessee,
  Robertson & Sumner Counties
  Water Revenue Bonds
    6.000%                             01/01/26        1,000          1,124,590
                                                                   ------------
TEXAS -- 9.6%
Birdville, Texas, Independent School
  District General Obligation Bonds
    6.000%                             02/15/21        2,135          2,387,229
Leander, Texas, Independent School
  District General Obligation Bonds
    0.000%                             08/15/24        5,000          1,627,800


                       See Notes to Financial Statements.

                      HARRIS INSIGHT TAX-EXEMPT BOND FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
Lewisville, Texas, Independent School
  District Refunding General
  Obligation Bonds
    6.000%                             08/15/17      $ 3,130       $  3,480,059
Northside, Texas, Independent School
  District General Obligation Bonds
    6.000%                             08/15/14          955          1,087,783
Texas Municipal Power Agency
  Revenue Bonds
    4.750%                             09/01/14        1,750          1,794,170
                                                                   ------------
                                                                     10,377,041
                                                                   ------------
VIRGINIA -- 3.6%
Henrico County, Virginia, Economic
  Development Authority Public
  Facilities Lease Revenue Bonds
  (Regional Jail Project)
    6.125%                             11/01/17        2,405          2,741,099
Virginia State Reservoir Authority
  Clean Water Revenue Bonds
  (State Revolving Fund)
    6.000%                             10/01/17        1,000          1,136,010
                                                                   ------------
                                                                      3,877,109
                                                                   ------------
WYOMING -- 1.8%
Platte County, Wyoming, Pollution
  Control Revenue Bonds (Tri-State
  Generation & Transmission
  Association) Series B VR
    2.530%                             07/01/05        2,000          2,000,000
                                                                   ------------
TOTAL MUNICIPAL BONDS
  (Cost $96,245,649)                                                106,436,745
                                                                   ------------


                                                     SHARES
                                                    --------
TEMPORARY INVESTMENTS -- 0.9%
AIM Tax-Free Investment Co. Cash
  Reserve Portfolio                                  699,025            699,025
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio                  290,036            290,036
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $989,061)                                                       989,061
                                                                   ------------
TOTAL INVESTMENTS -- 98.9%
  (Cost $97,234,710)                                                107,425,806
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 1.1%
Interest receivable and other assets                                  1,427,478
Receivable for capital stock sold                                       115,336
Payable for capital stock redeemed                                      (46,594)
Dividends payable                                                      (280,270)
Investment advisory fee payable                                         (18,040)
Administration fees payable                                             (13,751)
Service plan fees payable                                                (6,443)
Accrued expenses                                                        (15,588)
                                                                   ------------
                                                                      1,162,128
                                                                   ------------


                                                                       VALUE+
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 7,008,475 Institutional Shares,
  2,476,081 N Shares, and 390,463 A Shares
  of beneficial interest outstanding, $.001 par
  value (indefinite number of shares has been
  authorized for each class of shares of the
  Fund) (Note 8)                                                   $108,587,934
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE ($77,066,765/7,008,475)                  $11.00
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($27,227,521/2,476,081)                              $11.00
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($4,293,648/390,463)                                       $11.00
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($11.00/0.955) (NOTE 5)                                    $11.52
                                                                         ======

---------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                           $97,234,710
                                                                    ===========
    Gross Appreciation                                              $10,191,142
    Gross Depreciation                                                      (46)
                                                                    -----------
    Net Appreciation                                                $10,191,096
                                                                    ===========

+   See Note 2a to the Financial Statements.
# These securities are subject to a demand feature which reduces the remaining maturity.
VR -- Variable rate demand note; interest rate in effect on 06/30/05. Maturity date is the later of the next interest rate change or exercise of the demand feature.


                       See Notes to Financial Statements.

                 HARRIS INSIGHT ULTRA SHORT DURATION BOND FUND
                            STATEMENT OF NET ASSETS
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------        -----------
AGENCY OBLIGATIONS -- 9.0%
Federal Home Loan Bank
    2.500%                             11/15/05       $  100        $    99,649
    2.375%                             02/15/06        1,300          1,289,548
    3.500%                             09/15/06          400            398,571
    3.750%                             09/29/06          550            549,803
Federal National Mortgage Association
    2.750%                             08/11/06        1,190          1,176,990
                                                                    -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $3,529,921)                                                   3,514,561
                                                                    -----------
ASSET-BACKED SECURITIES -- 33.2%
Americredit Automobile Receivables
  Trust Series 2004-1, Class A2
    2.310%                             08/06/07          382            380,707
Americredit Automobile Receivables
  Trust Series 2005-AX, Class A3
    3.630%                             01/06/10          500            496,618
Capital One Master Trust
  Series 2002-4A, Class A
    4.900%                             03/15/10          480            488,205
Carmax Auto Owner Trust
  Series 2003-1, Class A4
    2.160%                             11/15/09        1,090          1,064,855
Chase Manhattan RV Owner Trust
  Series 1997-A, Class A10
    6.370%                             03/15/10           19             19,182
CIT Equipment Collateral
  Series 2005-VT1, Class B
    4.090%                             11/20/12          395            395,230
CIT Home Equity Loan Trust
  Series 2003-1, Class A3
    2.790%                             03/20/29        1,150          1,144,124
DaimlerChrysler Auto Trust
  Series 2002-A, Class A4
    4.490%                             10/06/08          151            151,408
DaimlerChrysler Auto Trust
  Series 2005-A, Class A2
    3.170%                             09/08/07          750            747,625
Ford Credit Auto Owner Trust
  Series 2002-A, Class B
    4.790%                             11/15/06          730            730,377
GMAC Mortgage Corp. Loan Trust
  Series 2005-HE2, Class A1
    3.406%                             11/25/35          500            500,000
Honda Auto Receivables Owner Trust
  Series 2004-3, Class A2
    2.480%                             05/18/07          724            720,277
Household Automotive Trust
  Series 2001-1, Class A4
    5.570%                             11/19/07          272            272,633
Nissan Auto Receivables Owner
  Trust Series 2005-A, Class A2
    3.220%                             01/16/07          600            597,868
Option One Mortgage Loan Trust
  Series 2005-2, Class A2
    3.394%                             05/25/35          541            540,582
Origen Manufactured Housing
  Contract Trust Series 2004-B, Class A1
    2.870%                             06/15/13          636            631,100


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------        -----------
ASSET-BACKED SECURITIES (CONTINUED)
PG&E Energy Recovery Funding, L.L.C.
  Series 2005-1, Class A2
    3.870%                             06/25/11       $  300        $   299,782
Renaissance Home Equity Loan
  Trust Series 2004-2, Class AF2
    3.902%                             07/25/34          740            736,598
Structured Asset Securities Corp.
  Series 2005-4XS, Class 3A2
    4.270%                             03/25/35          750            746,895
Volkswagen Auto Lease Trust
  Series 2002-A, Class A4
    2.750%                             12/20/07          407            406,733
WFS Financial Owner Trust
  Series 2002-2, Class A4
    4.500%                             02/20/10        1,013          1,017,109
World Omni Auto Receivables Trust
  Series 2003-B, Class A4
    2.870%                             11/15/10          930            909,787
                                                                    -----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $13,055,712)                                                 12,997,695
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.2%
Federal Home Loan Mortgage Corp.
  Series 2866, Class WA
    5.000%                             08/15/16        1,000          1,012,875
Government National Mortgage
  Association Series 2004-84, Class A
    3.624%                             05/16/17          626            616,527
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $1,645,934)                                                   1,629,402
                                                                    -----------
CORPORATE BONDS -- 35.6%
ELECTRIC -- 2.3%
Commonwealth Edison Co.
    6.400%                             10/15/05          400            402,801
Dominion Resources, Inc.
    7.625%                             07/15/05          500            500,453
                                                                    -----------
                                                                        903,254
                                                                    -----------
FINANCE - BANK -- 6.5%
Capital One Bank
    6.875%                             02/01/06          600            609,569
JPMorgan Chase & Co.
    6.250%                             01/15/06          820            830,158
NationsBank Corp.
    6.500%                             03/15/06        1,100          1,119,674
                                                                    -----------
                                                                      2,559,401
                                                                    -----------
FINANCE - NON-BANK -- 19.2%
Allstate Corp.
    5.375%                             12/01/06          500            509,424
Boeing Capital Corp.
    5.650%                             05/15/06          925            939,712
CIT Group, Inc.
    4.125%                             02/21/06          935            936,869
Countrywide Home Loans, Inc.
    5.500%                             08/01/06          500            507,645
Ford Motor Credit Co.
    7.600%                             08/01/05        1,000          1,002,259


                       See Notes to Financial Statements.

                 HARRIS INSIGHT ULTRA SHORT DURATION BOND FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------        -----------
CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK (CONTINUED)
General Electric Capital Corp.
    2.850%                             01/30/06       $  175        $   174,146
    5.375%                             03/15/07          525            536,594
General Motors Acceptance Corp.
    6.625%                             10/15/05          720            723,493
Household Finance Corp.
    6.500%                             01/24/06          500            507,298
John Deere Capital Corp.
    4.125%                             07/15/05          656            656,109
Merrill Lynch & Co.
    2.940%                             01/30/06        1,000            995,839
                                                                    -----------
                                                                      7,489,388
                                                                    -----------
INDUSTRIAL -- 5.0%
Comcast Cable Communications, Inc.
    6.375%                             01/30/06          400            405,682
General Dynamics Corp.
    2.125%                             05/15/06          800            788,246
Kellogg Co.
    6.000%                             04/01/06          254            258,185
Walt Disney Co.
    6.750%                             03/30/06          500            510,006
                                                                    -----------
                                                                      1,962,119
                                                                    -----------
TRANSPORTATION -- 2.6%
Burlington Northern Santa Fe Corp.
    6.375%                             12/15/05        1,000          1,010,501
                                                                    -----------
TOTAL CORPORATE BONDS
  (Cost $13,979,533)                                                 13,924,663
                                                                    -----------
U.S. TREASURY OBLIGATIONS -- 2.1%
U.S. Treasury Notes
    2.750%                             06/30/06          125            124,077
    2.375%                             08/31/06          200            197,344
    3.125%                             05/15/07          500            495,430
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $821,004)                                                       816,851
                                                                    -----------
VARIABLE RATE OBLIGATIONS++ -- 9.7%
American Express Credit Corp.
    3.286%                             10/14/05          900            900,214
Countrywide Home Loans,  Inc.
    3.600%                             03/29/06          950            950,415
DaimlerChrysler N.A. Holding Corp.
    3.600%                             11/17/06          750            749,824
Dominion Resources, Inc.
    3.568%                             05/15/06          700            701,705
National Rural Utilities
  Cooperative Finance Corp.
    3.370%                             02/17/06          500            500,131
                                                                    -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $3,800,802)                                                   3,802,289
                                                                    -----------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------        -----------
COMMERCIAL PAPER -- 4.7%
BP Capital, Inc.
    3.300%                             07/01/05       $  230        $   230,000
Jupiter Securitization Corp.
    3.200%                             07/05/05          722            721,743
Windmill Funding Corp.
    3.200%                             07/07/05          872            871,535
                                                                    -----------
TOTAL COMMERCIAL PAPER
  (Cost $1,823,278)                                                   1,823,278
                                                                    -----------


                                                     SHARES
                                                    --------
TEMPORARY INVESTMENTS -- 0.7%
AIM Short-Term Investment Co. Liquid
  Assets Prime Portfolio
  (Cost $276,001)                                    276,001            276,001
                                                                    -----------
TOTAL INVESTMENTS -- 99.2%
  (Cost $38,932,185)                                                 38,784,740
                                                                    -----------
OTHER ASSETS AND LIABILITIES -- 0.8%
Interest receivable and other assets                                    387,800
Receivable for capital stock sold                                       275,000
Payable for capital stock redeemed                                     (275,000)
Dividends payable                                                       (25,489)
Investment advisory fee payable                                          (1,348)
Administration fees payable                                              (1,323)
Accrued expenses                                                        (53,110)
                                                                    -----------
                                                                        306,530
                                                                    -----------
NET ASSETS -- 100.0%
Applicable to 3,941,308 Institutional Shares
  of beneficial interest outstanding, $.001
  par value (indefinite number of shares
  has been authorized for each class of
  shares of the Fund) (Note 8)                                      $39,091,270
                                                                    ===========
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($39,091,270/3,941,308)                                                 $9.92
                                                                          =====

---------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                           $38,936,127
                                                                    ===========
    Gross Appreciation                                              $     8,533
    Gross Depreciation                                                 (159,920)
                                                                    -----------
    Net Depreciation                                                $  (151,387)
                                                                    ===========

+   See Note 2a to the Financial Statements.
++  Rate in effect on 06/30/05.


                       See Notes to Financial Statements.

                          HARRIS INSIGHT BALANCED FUND
                            STATEMENT OF NET ASSETS
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------        -----------
COMMON STOCK -- 59.0%
AEROSPACE & DEFENSE -- 0.7%
Precision Castparts Corp.                              2,000        $   155,800
Rockwell Collins, Inc.                                 7,450            355,216
                                                                    -----------
                                                                        511,016
                                                                    -----------
AUTOMOBILES -- 0.5%
AutoNation, Inc.*a                                    10,000            205,200
Ford Motor Co.a                                       18,600            190,464
                                                                    -----------
                                                                        395,664
                                                                    -----------
BANKS -- 4.0%
Bank of America Corp.                                  9,700            442,417
CVB Financial Corp.                                    7,092            139,571
Hibernia Corp. Class A                                 5,100            169,218
KeyCorp                                                9,700            321,555
Nara Bancorp, Inc.                                    11,502            168,849
Pacific Capital Bancorp                                4,556            168,936
Republic Bancorp, Inc.                                 4,650             69,657
United Bankshares, Inc.                                8,747            311,481
U.S. Bancorp                                          24,560            717,152
Wachovia Corp.                                         8,900            441,440
Webster Financial Corp.                                3,160            147,540
                                                                    -----------
                                                                      3,097,816
                                                                    -----------
BEVERAGES -- 0.3%
PepsiCo, Inc.                                          3,950            213,023
                                                                    -----------
BIOTECHNOLOGY -- 0.2%
Celgene Corp.*a                                        2,900            118,233
                                                                    -----------
BUILDING PRODUCTS -- 0.3%
USG Corp.*a                                            5,608            238,340
                                                                    -----------
CASINOS -- 0.9%
Harrah's Entertainment, Inc.                           5,970            430,258
Shuffle Master, Inc.*a                                 8,665            242,880
                                                                    -----------
                                                                        673,138
                                                                    -----------
CHEMICALS -- 0.4%
Ecolab, Inc.                                           2,100             67,956
International Flavors & Fragrances, Inc.a1,300        47,086
Methanex Corp.a                                       13,940            229,592
                                                                    -----------
                                                                        344,634
                                                                    -----------
COMMERCIAL SERVICES & SUPPLIES -- 2.3%
Cendant Corp.                                         24,400            545,828
Dun & Bradstreet Corp.*                                7,400            456,210
Republic Services, Inc.                                6,300            226,863
ServiceMaster Co.                                     35,900            480,701
Total System Services, Inc.                            1,800             43,380
                                                                    -----------
                                                                      1,752,982
                                                                    -----------
COMMUNICATIONS EQUIPMENT -- 0.9%
Cisco Systems, Inc.*a                                 10,650            203,521
Motorola, Inc.                                        17,800            325,028
Qualcomm, Inc.                                         4,850            160,099
                                                                    -----------
                                                                        688,648
                                                                    -----------


                                                     SHARES            VALUE+
                                                    --------        -----------
COMMON STOCK (CONTINUED)
COMPUTERS & PERIPHERALS -- 3.5%
Apple Computer, Inc.*a                                 7,800        $   287,118
Dell, Inc.*                                           10,840            428,288
EMC Corp.*                                            54,100            741,711
Hewlett-Packard Co.                                   36,400            855,764
Network Appliance, Inc.*a                             14,450            408,502
                                                                    -----------
                                                                      2,721,383
                                                                    -----------
CONSTRUCTION & ENGINEERING -- 0.2%
NVR, Inc.*                                               225            182,250
                                                                    -----------
DISTRIBUTORS -- 0.2%
Brightpoint, Inc.*                                     5,920            131,365
                                                                    -----------
DIVERSIFIED FINANCIALS -- 2.8%
Advanta Corp. Class B                                  6,381            179,689
Arch Capital Group, Ltd.*                              7,450            335,622
Capital One Financial Corp.                            4,630            370,446
CompuCredit Corp.*a                                    8,540            292,751
Corrections Corp. of America*                          5,850            229,613
Eaton Vance Corp.                                      2,200             52,602
Federated Investors, Inc. Class B                      1,900             57,019
Moody's Corp.                                         11,500            517,040
SEI Investments Co.                                    2,800            104,580
                                                                    -----------
                                                                      2,139,362
                                                                    -----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 0.6%
Sprint Corp. (FON Group)a                             19,900            499,291
                                                                    -----------
ELECTRIC UTILITIES -- 2.5%
Cleco Corp.                                           11,645            251,183
Exelon Corp.                                           7,200            369,576
PG&E Corp.                                            18,700            701,998
TXU Corp.a                                             3,500            290,815
Xcel Energy, Inc.                                     17,300            337,696
                                                                    -----------
                                                                      1,951,268
                                                                    -----------
ELECTRICAL EQUIPMENT -- 0.5%
AMETEK, Inc.                                           8,700            364,095
Regal-Beloit Corp.                                     1,779             51,876
                                                                    -----------
                                                                        415,971
                                                                    -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
Ingram Micro, Inc. Class A*                            7,500            117,450
Jabil Circuit, Inc.*                                  12,100            371,833
                                                                    -----------
                                                                        489,283
                                                                    -----------
ENERGY EQUIPMENT & SERVICES -- 0.3%
Denbury Resources, Inc.*                               5,780            229,871
                                                                    -----------
FOOD & DRUG RETAILING -- 0.7%
Costco Wholesale Corp.a                                3,450            154,629
CVS Corp.                                              5,000            145,350
Ruddick Corp.                                          6,465            165,051
Walgreen Co.                                           2,400            110,376
                                                                    -----------
                                                                        575,406
                                                                    -----------


                       See Notes to Financial Statements.

                          HARRIS INSIGHT BALANCED FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------        -----------
COMMON STOCK (CONTINUED)
FOOD PRODUCTS -- 0.9%
Archer-Daniels-Midland Co.                             9,700        $   207,386
Chiquita Brands International, Inc.                   12,750            350,115
Hershey Co.                                            1,700            105,570
                                                                    -----------
                                                                        663,071
                                                                    -----------
GAS UTILITIES -- 1.4%
AGL Resources, Inc.                                    5,215            201,560
Kinder Morgan, Inc.                                      700             58,240
Northwest Natural Gas Co.                              3,800            145,312
ONEOK, Inc.                                           20,205            659,693
                                                                    -----------
                                                                      1,064,805
                                                                    -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
Bausch & Lomb, Inc.                                    2,500            207,500
Beckman Coulter, Inc.                                  8,900            565,773
Biomet, Inc.                                           2,150             74,476
CONMED Corp.*                                          6,792            208,990
Gen-Probe, Inc.*                                       1,200             43,476
PerkinElmer, Inc.                                      3,900             73,710
Stryker Corp.                                          2,070             98,449
                                                                    -----------
                                                                      1,272,374
                                                                    -----------
HEALTH CARE PROVIDERS & SERVICES -- 4.2%
Chemed Corp.                                           4,750            194,180
CIGNA Corp.                                            5,400            577,962
Coventry Health Care, Inc.*                            2,750            194,562
Gilead Sciences, Inc.*                                 5,350            235,347
Humana, Inc.*                                         12,100            480,854
IMS Health, Inc.                                       5,900            146,143
Invitrogen Corp.*                                      3,000            249,870
PacifiCare Health Systems, Inc.*a                      4,950            353,678
Pharmaceutical Product Development, Inc.*              3,100            145,266
Priority Healthcare Corp. Class B*                     9,819            249,010
Sunrise Senior Living, Inc.*                           1,126             60,781
UnitedHealth Group, Inc.                               3,824            199,383
WellPoint, Inc.*                                       1,800            125,352
                                                                    -----------
                                                                      3,212,388
                                                                    -----------
HOTELS, RESTAURANTS & LEISURE -- 1.3%
Bluegreen Corp.*                                       5,790            100,804
P.F. Chang's China Bistro, Inc.*                       1,950            115,011
Starbucks Corp.*                                         600             30,996
Yum! Brands, Inc.                                     14,300            744,744
                                                                    -----------
                                                                        991,555
                                                                    -----------
HOUSEHOLD DURABLES -- 0.1%
Lennar Corp. Class A                                     800             50,760
Toll Brothers, Inc.*                                     600             60,930
                                                                    -----------
                                                                        111,690
                                                                    -----------
HOUSEHOLD PRODUCTS -- 0.9%
Colgate-Palmolive Co.                                  6,400            319,424
Procter & Gamble Co.a                                  6,780            357,645
                                                                    -----------
                                                                        677,069
                                                                    -----------


                                                     SHARES            VALUE+
                                                    --------        -----------
COMMON STOCK (CONTINUED)
INDUSTRIAL CONGLOMERATES -- 2.4%
General Electric Co.                                  35,890        $ 1,243,588
Tyco International, Ltd.                              22,200            648,240
                                                                    -----------
                                                                      1,891,828
                                                                    -----------
INSURANCE -- 4.3%
AFLAC, Inc.                                            6,200            268,336
Allstate Corp.                                         9,700            579,575
AmerUs Group Co.a                                      8,610            413,710
Assurant, Inc.                                        13,100            472,910
Genworth Financial, Inc. Class A                       4,800            145,104
LandAmerica Financial Group, Inc.                      2,480            147,238
MetLife, Inc.a                                        13,000            584,220
Safeco Corp.                                           7,800            423,852
W. R. Berkley Corp.                                    8,400            299,712
                                                                    -----------
                                                                      3,334,657
                                                                    -----------
INTERNET SOFTWARE & SERVICES -- 0.6%
Activision, Inc.*                                     10,400            171,808
VeriSign, Inc.*a                                       2,500             71,900
Websense, Inc.*                                        4,175            200,609
Yahoo!, Inc.*a                                         1,600             55,440
                                                                    -----------
                                                                        499,757
                                                                    -----------
IT CONSULTING & SERVICES -- 1.6%
Accenture, Ltd. Class A*                              16,300            369,521
Agilysys, Inc.                                        16,097            252,723
Cognizant Technology Solutions Corp. Class A*          1,100             51,843
Computer Sciences Corp.*                              13,300            581,210
                                                                    -----------
                                                                      1,255,297
                                                                    -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
Polaris Industries, Inc.                                 700             37,800
                                                                    -----------
MACHINERY -- 0.3%
Flowserve Corp.*                                       3,105             93,957
ITT Industries, Inc.                                     500             48,815
Tennant Co.                                            1,680             59,489
                                                                    -----------
                                                                        202,261
                                                                    -----------
MARINE -- 0.3%
General Maritime Corp.                                 6,045            256,308
                                                                    -----------
METALS & MINING -- 0.9%
Alliance Resource Partners L.P.                        2,459            181,966
Commercial Metals Co.                                  6,338            150,971
Nucor Corp.                                            2,500            114,050
Olympic Steel, Inc.*                                   8,911            118,606
United States Steel Corp.a                             3,400            116,858
                                                                    -----------
                                                                        682,451
                                                                    -----------
OIL & GAS -- 4.6%
Burlington Resources, Inc.                             7,100            392,204
ConocoPhillips                                        16,800            965,832
Exxon Mobil Corp.                                     16,290            936,186
Marathon Oil Corp.                                     6,300            336,231
Newfield Exploration Co.*                              2,100             83,769
Tesoro Corp.                                           8,770            407,981
Valero Energy Corp.                                    6,000            474,660
                                                                    -----------
                                                                      3,596,863
                                                                    -----------


                       See Notes to Financial Statements.

                          HARRIS INSIGHT BALANCED FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------        -----------
COMMON STOCK (CONTINUED)
PHARMACEUTICALS -- 2.6%
Abbott Laboratories                                    2,600        $   127,426
Barr Pharmaceuticals, Inc.*                              900             43,866
Bristol-Myers Squibb Co.                               9,350            233,563
Johnson & Johnson                                     15,740          1,023,100
Merck & Co., Inc.                                      1,900             58,520
Pfizer, Inc.                                          16,910            466,378
Sanofi-Aventis ADR                                     2,050             84,029
                                                                    -----------
                                                                      2,036,882
                                                                    -----------
REAL ESTATE -- 1.1%
American Home Mortgage Investment Corp.                7,940            277,583
CB Richard Ellis Group, Inc. Class A*                  6,400            280,704
Entertainment Properties Trust                         1,950             89,700
New Century Financial Corp.a                           2,849            146,581
Town & Country Trust                                   2,140             61,011
                                                                    -----------
                                                                        855,579
                                                                    -----------
ROAD & RAIL -- 1.7%
Burlington Northern Santa Fe Corp.                     7,400            348,392
Dollar Thrifty Automotive Group, Inc.*                 7,280            276,494
Landstar System, Inc.*                                 8,158            245,719
Yellow Roadway Corp.*                                  8,000            406,400
                                                                    -----------
                                                                      1,277,005
                                                                    -----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.7%
Advanced Micro Devices, Inc.*                          3,850             66,759
AMIS Holdings, Inc.*                                   6,400             85,376
Intel Corp.a                                          11,070            288,484
Texas Instruments, Inc.                                3,600            101,052
                                                                    -----------
                                                                        541,671
                                                                    -----------
SOFTWARE -- 1.8%
Adobe Systems, Inc.                                   11,400            326,268
Autodesk, Inc.a                                        5,800            199,346
Microsoft Corp.                                       10,440            259,330
Oracle Corp.*                                         43,210            570,372
Symantec Corp.*                                        2,000             43,480
                                                                    -----------
                                                                      1,398,796
                                                                    -----------
SPECIALTY RETAIL -- 1.5%
American Eagle Outfitters, Inc.                       11,200            343,280
Children's Place Retail Stores, Inc.*                  6,569            306,575
Home Depot, Inc.                                       4,500            175,050
Staples, Inc.                                         16,725            356,577
                                                                    -----------
                                                                      1,181,482
                                                                    -----------
TEXTILES & APPAREL -- 1.2%
Coach, Inc.*                                           5,940            199,406
V. F. Corp.                                            9,100            520,702
Wolverine World Wide, Inc.                             8,700            208,887
                                                                    -----------
                                                                        928,995
                                                                    -----------
WIRELESS TELECOMMUNICATIONS SERVICES -- 0.5%
Nextel Communications, Inc. Class A*                   2,700             87,237
Vodafone Group P.L.C                                  11,000            267,520
                                                                    -----------
                                                                        354,757
                                                                    -----------
TOTAL COMMON STOCK
  (Cost $36,965,029)                                                 45,694,285
                                                                    -----------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------        -----------
AGENCY OBLIGATIONS -- 2.5%
Federal Home Loan Mortgage Corp.
    4.200%                             12/28/07      $ 1,000        $ 1,001,062
Federal National Mortgage Association
    5.250%                             08/01/12          520            548,915
Rowan Cos., Inc.
    4.330%                             05/01/19          400            399,596
                                                                    -----------
TOTAL AGENCY OBLIGATIONS
  (Cost $1,949,125)                                                   1,949,573
                                                                    -----------
ASSET-BACKED SECURITIES -- 3.8%
California Infrastructure Pacific
  Gas & Electric Series 1997-1,
  Class A8
    6.480%                             12/26/09          215            224,846
Citibank Credit Card Issuance Trust
  Series 2001-C3, Class C3
    6.650%                             05/15/08          220            224,994
Citibank Credit Card Issuance Trust
  Series 2003-A6, Class A6
    2.900%                             05/17/10          600            581,718
GMAC Mortgage Corp. Loan Trust
  Series 2005-HE2, Class A1
    3.406%                             11/25/35          445            445,000
Providian Gateway Master Trust
  Series 2004-DA 144A, Class Af
    3.350%                             09/15/11          240            236,138
Residential Funding Mortgage
  Securities Series 2001-HS2, Class A5
    6.920%                             04/25/31          265            264,681
Structured Asset Securities Corp.
  Series 2004-5H, Class A2
    4.430%                             12/25/33          340            339,300
Volkswagen Auto Lease Trust
  Series 2002-A, Class A4
    2.750%                             12/20/07          393            392,707
Volkswagen Auto Loan Enhanced
  Trust Series 2003-2, Class A4
    2.940%                             03/22/10          220            216,121
                                                                    -----------
TOTAL ASSET-BACKED SECURITIES
  (Cost $2,968,005)                                                   2,925,505
                                                                    -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 10.9%
Bear Stearns Commercial Mortgage
  Securities, Inc. Series 2005-T18, Class A4
    4.933%                             02/13/42          275            282,696
Countrywide Home Loans
  Series 2003-J6, Class 1A1
    5.500%                             08/25/33          302            303,685
DLJ Commercial Mortgage Corp.
  Series 1998-CF2, Class A1A
    5.880%                             11/12/31            4              4,448
Federal Home Loan Mortgage Corp.
  Series 1385, Class J
    7.000%                             10/15/07          300            304,651
Federal Home Loan Mortgage Corp.
  Series 2513, Class JE
    5.000%                             10/15/17          450            460,146


                       See Notes to Financial Statements.

                          HARRIS INSIGHT BALANCED FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------        -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Federal Home Loan Mortgage Corp.
  Series 2760, Class GC
    3.500%                             02/15/11      $   264        $   262,828
Federal Home Loan Mortgage Corp.
  Series 2770, Class LA
    4.500%                             04/15/33          313            307,395
Federal Home Loan Mortgage Corp.
  Series 2835, Class HB
    5.500%                             08/15/24          305            318,043
Federal Home Loan Mortgage Corp.
  Series 2886, Class BE
    4.500%                             11/15/19          260            255,146
Federal Home Loan Mortgage Corp.
  Series 2886, Class CK
    5.000%                             11/15/19          280            286,749
Federal National Mortgage Association
  Series 1993-197, Class SB
    11.218%                            10/25/08           54             58,031
Federal National Mortgage Association
  Series 1997-20, Class IO
    1.840%                             03/25/27          544             30,954
Federal National Mortgage Association
  Series 1997-84, Class PL IO
    6.500%                             02/25/09           84              4,638
Federal National Mortgage Association
  Series 2000-M1, Class B
    7.418%                             11/17/18          129            132,821
Federal National Mortgage Association
  Series 2000-T8, Class A
    7.413%                             12/25/30           45             47,626
Federal National Mortgage Association
  Series 2001-68, Class PV
    6.000%                             11/25/18          485            498,784
Federal National Mortgage Association
  Series 2001-69, Class PE
    6.000%                             11/25/15          490            494,433
Federal National Mortgage Association
  Series 2002-73, Class OE
    5.000%                             11/25/17          400            408,709
Federal National Mortgage Association
  Series 2003-W6, Class 2A2
    3.110%                             09/25/42           61             60,434
GMAC Mortgage Corp. Loan Trust
  Series 2005-AR3, Class 3A3
    4.912%                             06/19/35          287            288,873
Government National Mortgage
  Association Series 2004-84, Class XC IO
    0.506%                             09/16/44        4,077            269,178
Government National Mortgage
  Association Series 2004-108, Class C
    5.039%                             12/16/32          195            200,171
LB-UBS Commercial Mortgage Trust
  Series 2003-C1, Class A4
    4.394%                             03/17/32          440            437,606
LB-UBS Commercial Mortgage Trust
  Series 2005-C2, Class A2
    4.821%                             04/15/30          270            275,996
Master Alternative Loans Trust
  Series 2004-13, Class 12A1
    5.500%                             12/25/19          342            349,885


    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------      -------        -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
Master Asset Securitization Trust
  Series 2003-7, Class 4A33
    5.250%                             09/25/33      $   200        $   201,555
Morgan Stanley Capital I
  Series 2005-T17, Class A5
    4.780%                             12/13/41          195            198,253
Structured Adjustable Rate
  Mortgage Loan Trust
  Series 2004-14, Class 1A
    5.107%                             10/25/34          273            276,076
Structured Asset Securities Corp.
  Series 1998-RF3, Class AIO IO
    6.100%                             06/15/28          128             12,751
Structured Asset Securities Corp.
  Series 2003-34A, Class 6A
    5.116%                             11/25/33          274            276,623
Structured Asset Securities Corp.
  Series 2005-2XS, Class 2A2
    5.150%                             02/25/35          244            246,048
Washington Mutual Mortgage
  Securities Corp. Series 2002-S8,
  Class 2A7
    5.250%                             01/25/18          391            396,057
Wells Fargo Mortgage-Backed
  Securities Trust Series 2004-7,
  Class 2A2
    5.000%                             07/25/19          290            291,959
Wells Fargo Mortgage-Backed
  Securities Trust Series 2005-AR4,
  Class B1
    4.585%                             04/25/35          209            206,500
                                                                    -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $8,397,750)                                                   8,449,748
                                                                    -----------
MORTGAGE-BACKED SECURITIES -- 4.6%
Federal Home Loan Mortgage
  Corp. Pool #A15284
    5.500%                             10/01/33          526            534,111
Federal National Mortgage
  Associationb
    5.000%                             12/15/35          465            465,073
Federal National Mortgage
  Association Pool #345739
    7.500%                             03/01/27            3              3,624
Federal National Mortgage
  Association Pool #363317
    7.500%                             11/01/26            0                267
Federal National Mortgage
  Association Pool #368941
    7.500%                             12/01/26           18             19,640
Federal National Mortgage
  Association Pool #371323
    7.500%                             03/01/27           16             16,980
Federal National Mortgage
  Association Pool #555880
    5.500%                             11/01/33          339            344,329
Federal National Mortgage
  Association Pool #755074
    5.500%                             12/01/33          440            446,756


                       See Notes to Financial Statements.

                          HARRIS INSIGHT BALANCED FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------      -------        -----------
MORTGAGE-BACKED SECURITIES (CONTINUED)
Federal National Mortgage
  Association Pool #756294
    5.500%                             12/01/33      $    99        $   100,795
Federal National Mortgage
  Association Pool #759299
    5.500%                             01/01/34          296            300,348
Federal National Mortgage
  Association Pool #804292
    5.000%                             11/01/34          146            146,409
Federal National Mortgage
  Association Pool #810426
    6.000%                             03/01/35          206            211,151
Federal National Mortgage
  Association Pool #821954
    5.500%                             06/01/35          267            270,671
Federal National Mortgage
  Association Pool #821994
    5.500%                             07/01/35          262            265,602
Government National Mortgage
  Association Pool #442138
    8.000%                             11/15/26           49             52,529
Government National Mortgage
  Association Pool #553367
    5.500%                             07/15/33          352            359,550
Government National Mortgage
  Association Pool #555127
    7.000%                             09/15/31           11             11,839
                                                                    -----------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $3,520,935)                                                   3,549,674
                                                                    -----------
CORPORATE BONDS -- 9.3%
ELECTRIC -- 0.5%
AEP Texas Central Co.
    5.500%                             02/15/13          100            104,938
Consolidated Edison Co. of New York
    5.700%                             02/01/34           50             55,177
Constellation Energy Group, Inc.
    7.600%                             04/01/32           60             76,586
PECO Energy Co.
    3.500%                             05/01/08          200            196,603
                                                                    -----------
                                                                        433,304
                                                                    -----------
FINANCE - BANK -- 1.8%
Bank of America Corp.
    6.250%                             04/15/12          220            243,512
Capital One Bank
    4.250%                             12/01/08          160            159,472
    5.000%                             06/15/09          125            127,834
European Investment Bank
    2.375%                             06/15/07          230            223,751
JPMorgan Chase & Co.
    3.800%                             10/02/09          200            196,418
Manufacturers & Traders Trust Co.
    8.000%                             10/01/10          125            147,117
PNC Funding Corp.
    5.250%                             11/15/15          200            207,742
Royal Bank of Scotland Group P.L.C.
    5.000%                             10/01/14          100            103,297
                                                                    -----------
                                                                      1,409,143
                                                                    -----------


    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------      -------        -----------
CORPORATE BONDS (CONTINUED)
FINANCE - NON-BANK -- 1.8%
Associates Corp. N.A.
    6.950%                             11/01/18      $    60        $    72,460
Boeing Capital Corp.
    7.375%                             09/27/10          180            206,125
CIT Group, Inc.
    5.000%                             02/13/14           55             55,650
Ford Motor Credit Corp.
    5.800%                             01/12/09          150            142,505
General Electric Capital Corp.
    4.875%                             03/04/15           75             77,070
Lehman Brothers Holdings, Inc.
    4.000%                             01/22/08           55             54,836
    7.000%                             02/01/08           40             42,733
Merrill Lynch & Co., Inc.
    4.125%                             09/10/09          100             99,670
MetLife, Inc.
    5.700%                             06/15/35          150            155,194
Simon Property Group L.P.
    5.375%                             08/28/08           35             36,076
SLM Corp.
    5.375%                             05/15/14          220            231,951
Textron Financial Corp.
    5.875%                             06/01/07          200            206,490
                                                                    -----------
                                                                      1,380,760
                                                                    -----------
INDUSTRIAL -- 3.3%
Boeing Co.
    8.750%                             09/15/31          100            151,729
Caterpillar, Inc.
    7.300%                             05/01/31          200            264,678
Centex Corp.
    4.750%                             01/15/08          130            130,856
Comcast Cable Communications, Inc.
    7.125%                             06/15/13           75             86,085
Comcast Corp.
    5.300%                             01/15/14          190            195,655
DaimlerChrysler N.A. Holding Corp.
    4.875%                             06/15/10          170            169,402
Diageo Capital P.L.C.
    4.375%                             05/03/10          200            201,255
First Data Corp.
    4.850%                             10/01/14          120            122,044
General Mills, Inc.
    6.000%                             02/15/12           80             87,093
Goodrich Corp.
    6.450%                             12/15/07           68             71,327
H.J. Heinz Co.
    6.000%                             03/15/08          225            234,758
John Deere Capital Corp.
    5.100%                             01/15/13          150            156,632
Kohls Corp.
    6.300%                             03/01/11          220            239,880
Kroger Co.
    6.800%                             04/01/11           85             93,450
Procter & Gamble Co. - Guaranteed
  ESOP Debentures Series A
    9.360%                             01/01/21          150            201,148


                       See Notes to Financial Statements.

                          HARRIS INSIGHT BALANCED FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------      -------        -----------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
Time Warner, Inc.
    6.875%                             06/15/18      $   120        $   138,893
                                                                    -----------
                                                                      2,544,885
                                                                    -----------
NATURAL GAS -- 0.2%
Duke Energy Field Services
    7.875%                             08/16/10          150            172,381
                                                                    -----------
OIL -- 0.5%
Anadarko Finance Co.
    7.500%                             05/01/31          120            151,987
Conoco, Inc.
    6.950%                             04/15/29          165            207,961
                                                                    -----------
                                                                        359,948
                                                                    -----------
TELEPHONES -- 1.1%
BellSouth Corp.
    6.000%                             11/15/34          235            250,784
France Telecom S.A.
    8.000%                             03/01/11          100            116,183
Sprint Capital Corp.
    6.900%                             05/01/19          120            137,752
Verizon Global Funding Corp.
    7.750%                             12/01/30           30             38,860
Vodafone Group P.L.C.
    7.750%                             02/15/10          250            285,727
                                                                    -----------
                                                                        829,306
                                                                    -----------
TRANSPORTATION -- 0.1%
CSX Corp.
    6.750%                             03/15/11           50             55,264
                                                                    -----------
TOTAL CORPORATE BONDS
  (Cost $6,884,826)                                                   7,184,991
                                                                    -----------
U.S. TREASURY OBLIGATIONS -- 8.6%
U.S. TREASURY BONDS -- 3.4%
    11.250%a                           02/15/15          900          1,420,981
    8.750%                             05/15/20          120            179,991
    8.750%                             08/15/20          608            915,040
    5.500%                             08/15/28           90            106,014
                                                                    -----------
                                                                      2,622,026
                                                                    -----------
U.S. TREASURY NOTES -- 5.0%
    5.750%                             11/15/05          705            711,472
    3.375%a                            02/15/08          600            595,828
    3.750%a                            05/15/08          700            701,751
    6.000%                             08/15/09          680            739,048
    4.250%a                            08/15/13          175            179,430
    4.250%a                            08/15/14          950            973,008
                                                                    -----------
                                                                      3,900,537
                                                                    -----------
U.S. TREASURY STRIPS -- 0.2%
    0.000%                             11/15/27          396            150,877
                                                                    -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $6,585,209)                                                   6,673,440
                                                                    -----------


                                                     SHARES            VALUE+
                                                   ---------        -----------
TEMPORARY INVESTMENTS -- 2.1%
Goldman Sachs Financial Square
  Money Market Portfolio                           1,519,480        $ 1,519,480
JPMorgan Prime Money Market Fund                     153,515            153,515
                                                                    -----------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,672,995)                                                   1,672,995
                                                                    -----------


    COUPON                                             PAR
     RATE                              MATURITY       (000)
--------------                         --------      -------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 12.5%
CERTIFICATES OF DEPOSIT -- 0.7%
Banco Santander S.A.
    3.185%                             06/13/06      $   524            524,158
                                                                    -----------
COMMERCIAL PAPER -- 1.1%
Goldman Sachs Group, Inc.
    3.097%                             07/08/05          151            150,310
Victory Receivable
    3.309%                             07/27/05          676            674,223
                                                                    -----------
                                                                        824,533
                                                                    -----------
TIME DEPOSITS -- 3.0%
Credit Suisse First Boston
    3.375%                             07/01/05          588            588,106
Societe Generale
    3.375%                             07/01/05          343            342,680
Westdeutsche Landesbank A.G.
    3.400%                             07/01/05        1,410          1,410,198
                                                                    -----------
                                                                      2,340,984
                                                                    -----------
VARIABLE RATE OBLIGATIONS -- 7.7%
Bank of America N.A.
    3.517%                             12/31/14           71             70,824
Goldman Sachs Group, Inc.
    3.517%                             07/29/05          778            778,275
Merrill Lynch & Co., Inc. Master Notes
    3.537%                             07/05/05        3,864          3,863,847
Morgan Stanley
    3.517%                             01/10/06          280            280,022
Natexis Banques
    3.487%                             01/20/06          998            998,218
                                                                    -----------
                                                                      5,991,186
                                                                    -----------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $9,680,861)                                                   9,680,861
                                                                    -----------
TOTAL INVESTMENTS -- 113.3%
  (Cost $78,624,735)                                                 87,781,072
                                                                    -----------


                       See Notes to Financial Statements.

                          HARRIS INSIGHT BALANCED FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                       VALUE+
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (13.3%)
Dividends receivable and other assets                              $    364,054
Receivable for capital stock sold                                        42,238
Payable upon return of collateral on securities loaned               (9,680,861)
Payable for securities purchased                                     (1,002,976)
Payable for capital stock redeemed                                         (250)
Investment advisory fee payable                                         (31,428)
Administration fees payable                                              (9,572)
Service plan fees payable                                                (1,505)
Accrued expenses                                                        (15,136)
                                                                   ------------
                                                                    (10,335,436)
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 4,603,299 Institutional Shares,
  360,078 N Shares, and 130,875 A Shares
  of beneficial interest outstanding, $.001
  par value(indefinite number of shares
  has been authorized for each class
  of shares of the Fund) (Note 8)                                  $ 77,445,636
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE ($69,986,486/4,603,299)                  $15.20
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($5,472,872/360,078)                                 $15.20
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($1,986,278/130,875)                                       $15.18
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($15.18/0.945) (NOTE 5)                                    $16.06
                                                                         ======

---------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                           $78,728,348
                                                                    ===========
    Gross Appreciation                                              $ 9,866,894
    Gross Depreciation                                                 (814,170)
                                                                    -----------
    Net Appreciation                                                $ 9,052,724
                                                                    ===========

+   See Note 2a to the Financial Statements.
*   Non-income producing security.
a Total or partial security on loan. At June 30, 2005, the total market value of the portfolio's securities on loan is $9,385,271, and the total market value of the collateral held by the portfolio is $9,680,861.
b Represents "to-be-announced" (TBA) transactions. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. The cost of the security held at June 30, 2005, is $464,564.
f Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security is considered liquid.
ADR -- American Depositary Receipt.
IO -- Interest Only Security.


                       See Notes to Financial Statements.

                        HARRIS INSIGHT CORE EQUITY FUND
                            STATEMENT OF NET ASSETS
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES           VALUE+
                                                   ---------       ------------
COMMON STOCK -- 99.0%
AEROSPACE & DEFENSE -- 4.6%
General Dynamics Corp.                                26,100       $  2,858,994
Precision Castparts Corp.                             10,500            817,950
Rockwell Collins, Inc.a                               27,100          1,292,128
United Technologies Corp.                             27,900          1,432,665
                                                                   ------------
                                                                      6,401,737
                                                                   ------------
BANKS -- 6.5%
Bank of America Corp.                                 78,800          3,594,068
U.S. Bancorp                                          63,500          1,854,200
Wachovia Corp.                                        71,300          3,536,480
                                                                   ------------
                                                                      8,984,748
                                                                   ------------
BEVERAGES -- 0.7%
Pepsi Bottling Group, Inc.                            34,000            972,740
                                                                   ------------
BIOTECHNOLOGY -- 1.2%
Cephalon, Inc.*a                                      42,300          1,683,963
                                                                   ------------
CHEMICALS -- 2.0%
Monsanto Co.                                          29,800          1,873,526
Praxair, Inc.                                         19,300            899,380
                                                                   ------------
                                                                      2,772,906
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.4%
BISYS Group, Inc.*                                    65,200            974,088
Cendant Corp.                                        105,600          2,362,272
                                                                   ------------
                                                                      3,336,360
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 1.3%
Motorola, Inc.                                       102,000          1,862,520
                                                                   ------------
COMPUTERS & PERIPHERALS -- 7.1%
Apple Computer, Inc.*a                                51,500          1,895,715
Dell, Inc.*                                           51,060          2,017,381
EMC Corp.*                                           169,200          2,319,732
International Business Machines Corp.                 23,710          1,759,282
Western Digital Corp.*a                              135,800          1,822,436
                                                                   ------------
                                                                      9,814,546
                                                                   ------------
DIVERSIFIED FINANCIALS -- 4.8%
Capital One Financial Corp.                           19,312          1,545,153
Lehman Brothers Holdings, Inc.a                       30,900          3,067,752
Moody's Corp.                                         45,600          2,050,176
                                                                   ------------
                                                                      6,663,081
                                                                   ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 2.3%
Sprint Corp. (FON Group)a                            128,000          3,211,520
                                                                   ------------
ELECTRIC UTILITIES -- 5.4%
Dominion Resources, Inc.                              35,600          2,612,684
Southern Co.                                          89,280          3,095,338
Xcel Energy, Inc.a                                    92,200          1,799,744
                                                                   ------------
                                                                      7,507,766
                                                                   ------------
FOOD & DRUG RETAILING -- 4.2%
Costco Wholesale Corp.a                               42,600          1,909,332
CVS Corp.                                             71,800          2,087,226
Del Monte Foods Co.*                                 176,100          1,896,597
                                                                   ------------
                                                                      5,893,155
                                                                   ------------


                                                     SHARES           VALUE+
                                                   ---------       ------------
COMMON STOCK (CONTINUED)
FOOD PRODUCTS -- 1.9%
Archer-Daniels-Midland Co.                            35,400       $    756,852
Kraft Foods, Inc. Class A                             58,600          1,864,066
                                                                   ------------
                                                                      2,620,918
                                                                   ------------
GAS UTILITIES -- 0.6%
ONEOK, Inc.                                           25,500            832,575
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
PerkinElmer, Inc.                                     53,300          1,007,370
Stryker Corp.                                         27,600          1,312,656
                                                                   ------------
                                                                      2,320,026
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 5.3%
Cardinal Health, Inc.                                 24,000          1,381,920
Caremark Rx, Inc.*                                    66,543          2,962,494
Invitrogen Corp.*                                     14,100          1,174,389
Pharmaceutical Product Development, Inc.*             14,800            693,528
WellPoint, Inc.*                                      15,900          1,107,276
                                                                   ------------
                                                                      7,319,607
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
Starbucks Corp.*                                       9,250            477,855
Yum! Brands, Inc.                                     34,400          1,791,552
                                                                   ------------
                                                                      2,269,407
                                                                   ------------
HOUSEHOLD PRODUCTS -- 2.6%
Procter & Gamble Co.                                  67,640          3,568,010
                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 3.4%
General Electric Co.                                 114,952          3,983,087
Tyco International, Ltd.                              27,700            808,840
                                                                   ------------
                                                                      4,791,927
                                                                   ------------
INSURANCE -- 5.7%
Allstate Corp.                                        40,800          2,437,800
Assurant, Inc.                                        24,200            873,620
MetLife, Inc.                                         72,500          3,258,150
W. R. Berkley Corp.                                   39,500          1,409,360
                                                                   ------------
                                                                      7,978,930
                                                                   ------------
MACHINERY -- 2.6%
American Standard Cos., Inc.                          18,100            758,752
Danaher Corp.a                                        55,200          2,889,168
                                                                   ------------
                                                                      3,647,920
                                                                   ------------
OIL & GAS -- 8.1%
Apache Corp.                                          17,700          1,143,420
Exxon Mobil Corp.                                     74,790          4,298,181
Marathon Oil Corp.                                    59,075          3,152,833
Occidental Petroleum Corp.                            14,900          1,146,257
Valero Energy Corp.                                   18,800          1,487,268
                                                                   ------------
                                                                     11,227,959
                                                                   ------------
PAPER & FOREST PRODUCTS -- 1.5%
Weyerhaeuser Co.                                      31,900          2,030,435
                                                                   ------------
PERSONAL PRODUCTS -- 0.5%
Avon Products, Inc.                                   16,900            639,665
                                                                   ------------


                       See Notes to Financial Statements.

                        HARRIS INSIGHT CORE EQUITY FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES           VALUE+
                                                   ---------       ------------
COMMON STOCK (CONTINUED)
PHARMACEUTICALS -- 5.8%
Abbott Laboratories                                   29,600       $  1,450,696
Johnson & Johnson                                     55,900          3,633,500
Pfizer, Inc.                                          63,770          1,758,777
Sanofi-Aventis ADR                                    30,600          1,254,294
                                                                   ------------
                                                                      8,097,267
                                                                   ------------
REAL ESTATE -- 0.5%
Thornburg Mortgage, Inc.a                             22,000            640,860
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.0%
Intel Corp.                                           56,305          1,467,308
                                                                   ------------
SOFTWARE -- 8.1%
Adobe Systems, Inc.                                   66,000          1,888,920
Autodesk, Inc.                                        14,100            484,617
Cadence Design Systems, Inc.*                         77,200          1,054,552
Cerner Corp.*a                                        11,900            808,843
Citrix Systems, Inc.*                                 72,700          1,574,682
Fair Isaac Corp.                                      19,900            726,350
Microsoft Corp.                                      128,360          3,188,462
Oracle Corp.*                                         61,800            815,760
Symantec Corp.*                                       32,100            697,854
                                                                   ------------
                                                                     11,240,040
                                                                   ------------
SPECIALTY RETAIL -- 2.4%
American Eagle Outfitters, Inc.                       24,600            753,990
Home Depot, Inc.                                      66,200          2,575,180
                                                                   ------------
                                                                      3,329,170
                                                                   ------------
TEXTILES & APPAREL -- 1.5%
Coach, Inc.*                                          30,600          1,027,242
Nike, Inc. Class Ba                                   12,800          1,108,480
                                                                   ------------
                                                                      2,135,722
                                                                   ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 1.7%
Nextel Communications, Inc. Class A*                  51,900          1,676,889
Vodafone Group P.L.C. ADR                             26,800            651,776
                                                                   ------------
                                                                      2,328,665
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $119,729,842)                                               137,591,453
                                                                   ------------
TEMPORARY INVESTMENTS -- 1.0%
Dreyfus Cash Management Plus #719                          7                  7
Goldman Sachs Financial Square
  Money Market Portfolio                           1,180,118          1,180,118
JPMorgan Prime Money Market Fund                     203,002            203,002
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,383,127)                                                   1,383,127
                                                                   ------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)           VALUE+
--------------                         --------      -------       ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 10.2%
CERTIFICATES OF DEPOSIT -- 2.9%
Banco Santander S.A.
    3.185%                             06/13/06      $ 2,686       $  2,685,868
Barclays Bank P.L.C.
    3.190%                             07/18/05        1,365          1,365,093
                                                                   ------------
                                                                      4,050,961
                                                                   ------------
COMMERCIAL PAPER -- 1.2%
Goldman Sachs Group, Inc.
    3.097%                             07/08/05           20             19,847
Skandinaviska Enskilda Banken AB
    3.210%                             01/17/06           92             92,077
Victory Receivable
    3.309%                             07/27/05        1,517          1,512,429
                                                                   ------------
                                                                      1,624,353
                                                                   ------------
TIME DEPOSITS -- 3.2%
Credit Suisse First Boston
    3.375%                             07/01/05          908            907,889
Societe Generale
    3.375%                             07/01/05          872            871,957
Westdeutsche Landesbank A.G.
    3.400%                             07/01/05        2,724          2,723,667
                                                                   ------------
                                                                      4,503,513
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 2.9%
Merrill Lynch & Co., Inc. Master Notes
    3.537%                             07/05/05          908            907,889
Morgan Stanley
    3.517%                             01/10/06          910            910,260
Natexis Banques
    3.487%                             01/20/06        1,787          1,786,949
Sedna Finance Corp.
    3.190%                             10/17/05          388            388,411
                                                                   ------------
                                                                      3,993,509
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $14,172,336)                                                 14,172,336
                                                                   ------------
TOTAL INVESTMENTS -- 110.2%
  (Cost $135,285,305)                                               153,146,916
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (10.2%)
Dividends receivable and other assets                                   189,983
Receivable for capital stock sold                                           584
Payable upon return of collateral on securities loaned              (14,172,336)
Payable for capital stock redeemed                                      (42,576)
Investment advisory fee payable                                         (81,105)
Administration fees payable                                             (17,658)
Service plan fees payable                                                (1,241)
Accrued expenses                                                        (10,306)
                                                                   ------------
                                                                    (14,134,655)
                                                                   ------------


                       See Notes to Financial Statements.

                        HARRIS INSIGHT CORE EQUITY FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                      VALUE+
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 6,148,568 Institutional Shares,
  251,847 N Shares, and 40,120 A Shares of
  beneficial interest outstanding, $.001 par
  value (indefinite number of shares has
  been authorized for each class of shares
  of the Fund) (Note 8)                                            $139,012,261
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
   ($132,791,744/6,148,568)                                              $21.60
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($5,365,486/251,847)                                 $21.30
                                                                         ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER A SHARE ($855,031/40,120)                                    $21.31
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($21.31/0.945) (NOTE 5)                                    $22.55
                                                                         ======

---------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $136,017,530
                                                                   ============
    Gross Appreciation                                             $ 19,005,572
    Gross Depreciation                                               (1,876,186)
                                                                   ------------
    Net Appreciation                                               $ 17,129,386
                                                                   ============

+   See Note 2a to the Financial Statements.
*   Non-income producing security.
a Total or partial security on loan. At June 30, 2005, the total market value of the portfolio's securities on loan is $13,731,702, and the total market value of the collateral held by the portfolio is $14,172,336.
ADR -- American Depositary Receipt.


                       See Notes to Financial Statements.

                      HARRIS INSIGHT EMERGING MARKETS FUND
                            STATEMENT OF NET ASSETS
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                    SHARES             VALUE+
                                                 -----------       -------------
COMMON STOCK -- 97.4%
BRAZIL -- 14.6%
Banco Bradesco S.A                                   164,000       $  5,604,796
Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar ADRa                           134,660          2,678,387
Companhia de Bebidas das
  Americas -CM ADR                                    21,200            539,752
Companhia de Bebidas das
  Americas -PR ADR                                   106,000          3,275,400
Companhia Energetica de Minas Gerais             224,330,000          5,712,489
Companhia Vale do Rio Doce ADR                       188,280          4,782,312
Petroleo Brasileiro S.A. ADRa                        228,620         11,917,961
Tele Norte Leste Participacoes S.A. ADR              211,000          3,513,150
Telesp Celular Participacoes S.A. ADR*               851,366          3,635,333
                                                                   ------------
                                                                     41,659,580
                                                                   ------------
CHINA -- 9.5%
China Mobile, Ltd.                                 1,638,020          6,069,789
China Petroleum & Chemical
  Corp. (Sinopec)                                 11,100,000          4,326,675
Datang International Power
  Generation Co., Ltd.                             5,209,960          3,939,234
Denway Motors, Ltd.                               16,930,280          6,003,626
Ping An Insurance (Group) Co.
  of China, Ltd.                                   4,178,280          6,694,713
                                                                   ------------
                                                                     27,034,037
                                                                   ------------
HONG KONG -- 4.1%
HSBC Holdings P.L.C                                  217,762          3,480,690
Hutchison Whampoa, Ltd.                              462,450          4,162,258
Johnson Electric Holdings, Ltd.                    4,413,180          4,043,104
                                                                   ------------
                                                                     11,686,052
                                                                   ------------
HUNGARY -- 2.5%
Gedeon Richter Rt                                     29,160          4,280,994
OTP Bank Rt                                           80,350          2,718,863
                                                                   ------------
                                                                      6,999,857
                                                                   ------------
INDIA -- 2.8%
Bharti Tele-Ventures, Ltd.*                          256,512          1,430,611
Gujarat Ambuja Cements, Ltd.                       4,746,750          6,423,850
                                                                   ------------
                                                                      7,854,461
                                                                   ------------
INDONESIA -- 3.1%
PT Indonesian Satellite Corp. TBK                 15,886,220          8,974,560
                                                                   ------------
ISRAEL -- 0.9%
Bank Hapoalim, Ltd.                                  788,000          2,475,330
                                                                   ------------
KOREA -- 16.8%
Hyundai Motor Co., Ltd.                              100,580          5,540,657
Kookmin Bank ADR                                     210,191          9,580,506
LG Chem, Ltd.                                        190,360          6,944,634
Samsung Electronics Co., Ltd.
  Series 144A GDRf                                    62,200         14,881,350
Shinsegae Co., Ltd.                                   29,260          9,179,312
SK Telecom Co., Ltd. ADR                              82,140          1,675,656
                                                                   ------------
                                                                     47,802,115
                                                                   ------------


                                                    SHARES             VALUE+
                                                 -----------       -------------
COMMON STOCK (CONTINUED)
MALAYSIA -- 0.9%
Maxis Communications BHD                           1,007,900       $  2,569,777
                                                                   ------------
MEXICO -- 5.3%
America Movil S.A. de C.V.-L ADR                      66,490          3,963,469
Cemex S.A. de C.V. ADRa                              161,039          6,831,274
Coca-Cola Femsa S.A. de C.V. ADRa                    158,820          4,242,082
                                                                   ------------
                                                                     15,036,825
                                                                   ------------
RUSSIA -- 8.6%
LUKOIL ADR                                           336,480         12,375,735
Norilsk Nickel Mining and
  Metallurgical Co. ADRa                              74,060          4,488,036
Surgutneftegaz ADR                                    89,200          5,106,700
Wimm-Bill-Dann Foods ADR*                            152,140          2,499,660
                                                                   ------------
                                                                     24,470,131
                                                                   ------------
SINGAPORE -- 1.5%
DBS Group Holdings, Ltd.                             519,530          4,395,547
                                                                   ------------
SOUTH AFRICA -- 8.5%
Barloworld, Ltd.                                     264,190          3,766,682
Impala Platinum Holdings, Ltd.                        54,000          4,832,536
Nedbank Group, Ltd.                                  383,768          4,288,871
Network Healthcare Holdings, Ltd.                  2,770,000          2,547,449
Old Mutual P.L.C                                   1,411,960          3,077,495
Telkom South Africa, Ltd.                            349,000          5,614,253
                                                                   ------------
                                                                     24,127,286
                                                                   ------------
TAIWAN -- 11.3%
Asustek Computer, Inc.                             3,029,100          8,523,561
Chinatrust Financial Holding Co., Ltd.             6,951,874          7,554,631
President Chain Store Corp.                        3,482,349          6,859,793
Taiwan Semiconductor
  Manufacturing Co., Ltd.                          5,357,056          9,326,478
                                                                   ------------
                                                                     32,264,463
                                                                   ------------
THAILAND -- 3.2%
Advanced Information Service
  Public Co., Ltd.c                                1,140,200          2,703,922
Bangkok Bank Public Co., Ltd.                        700,000          1,821,926
Land & Houses Public Co., Ltd.                    26,400,000          4,455,622
                                                                   ------------
                                                                      8,981,470
                                                                   ------------
TURKEY -- 3.8%
Akbank T.A.S                                       1,285,000          7,323,786
Enka Insaat ve Sanayi A.S                            327,075          3,599,503
Haci Omer Sabanci Holding A.S                              2                  8
                                                                   ------------
                                                                     10,923,297
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $218,354,450)                                               277,254,788
                                                                   ------------
TEMPORARY INVESTMENTS -- 1.8%
Galaxy Institutional Money Market Fund
  (Cost $5,050,630)                                5,050,630          5,050,630
                                                                   ------------


                       See Notes to Financial Statements.

                      HARRIS INSIGHT EMERGING MARKETS FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                    SHARES             VALUE+
                                                 -----------       ------------
CURRENCY -- 0.0%
Taiwanese Dollar
  (Cost $454)                                         14,216       $        449
                                                                   ------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)
--------------                         --------      -------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 3.6%
TIME DEPOSITS -- 2.9%
Credit Suisse First Boston
    3.375%                             07/01/05      $ 1,958          1,958,434
Societe Generale
    3.375%                             07/01/05          424            424,210
Westdeutsche Landesbank A.G.
    3.400%                             07/01/05        5,875          5,875,302
                                                                   ------------
                                                                      8,257,946
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 0.7%
Merrill Lynch & Co., Inc. Master Notes
    3.537%                             07/05/05        1,958          1,958,434
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $10,216,380)                                                 10,216,380
                                                                   ------------
TOTAL INVESTMENTS -- 102.8%
  (Cost $233,621,914)                                               292,522,247
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (2.8%)
Dividends receivable and other assets                                 2,056,612
Receivable for securities sold                                          910,634
Receivable for capital stock sold                                        13,218
Payable upon return of collateral on securities loaned              (10,216,380)
Payable for capital stock redeemed                                     (354,315)
Payable for foreign taxes                                               (17,716)
Investment advisory fee payable                                        (298,643)
Administration fees payable                                             (34,319)
Service plan fees payable                                                  (896)
Accrued expenses                                                        (92,579)
                                                                   ------------
                                                                     (8,034,384)
                                                                   ------------


                                                                       VALUE+
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 25,824,751 Institutional Shares,
  328,527 N Shares, and 83,441 A Shares of
  beneficial interest outstanding, $.001 par
  value (indefinite number of shares has
  been authorized for each class of shares
  of the Fund) (Note 8)                                            $284,487,863
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($280,072,445/25,824,751)                                              $10.85
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($3,521,623/328,527)                                 $10.72
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($893,795/83,441)                                          $10.71
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($10.71/0.945) (NOTE 5)                                    $11.33
                                                                         ======

---------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $233,664,881
                                                                   ============
    Gross Appreciation                                             $ 63,743,745
    Gross Depreciation                                               (4,886,379)
                                                                   ------------
    Net Appreciation                                               $ 58,857,366
                                                                   ============

+   See Note 2a to the Financial Statements.
*   Non-income producing security.
a Total or partial security on loan. At June 30, 2005, the total market value of the portfolio's securities on loan is $9,828,039, and the total market value of the collateral held by the portfolio is $10,216,380.
c Security fair valued using methods determined in good faith by the Pricing Committee of the Board of Trustees.
f Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The security is considered liquid.
ADR -- American Depositary Receipt.
GDR -- Global Depositary Receipt.


                       See Notes to Financial Statements.

                      HARRIS INSIGHT EMERGING MARKETS FUND
                  STATEMENT OF NET ASSETS BY SECTOR ALLOCATION
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

Automobiles                                        4.1%
Banks                                             17.3%
Beverages                                          2.8%
Chemicals                                          2.4%
Computers & Peripherals                            3.0%
Construction Materials                             4.6%
Diversified Telecommunications Services            6.4%
Electric Utilities                                 2.0%
Electrical Equipment                               1.4%
Energy Equipment & Services                        1.4%
Food & Drug Retailing                              6.6%
Food Products                                      0.9%
Healthcare Providers & Services                    0.9%
Household Durables                                 1.6%
Industrial Conglomerates                           4.0%
Insurance                                          3.4%
Metals & Mining                                    4.9%
Oil & Gas                                         11.8%
Pharmaceuticals                                    1.5%
Semiconductor Equipment & Products                 8.5%
Wireless Telecommunication Services                7.7%
Cash, Cash Equivalents & Other Assets              2.8%


                       See Notes to Financial Statements.

                           HARRIS INSIGHT EQUITY FUND
                            STATEMENT OF NET ASSETS
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK -- 97.1%
AEROSPACE & DEFENSE -- 1.0%
Precision Castparts Corp.                             19,400       $  1,511,260
Rockwell Collins, Inc.                                24,000          1,144,320
                                                                   ------------
                                                                      2,655,580
                                                                   ------------
AUTOMOBILES -- 0.6%
Ford Motor Co.a                                      158,400          1,622,016
                                                                   ------------
BANKS -- 10.4%
AmSouth Bancorp                                       68,300          1,775,800
Bank of America Corp.                                153,500          7,001,135
Compass Bancshares, Inc.                              56,200          2,529,000
U.S. Bancorp                                         309,200          9,028,640
Wachovia Corp.                                       155,221          7,698,962
                                                                   ------------
                                                                     28,033,537
                                                                   ------------
CASINOS -- 0.8%
Harrah's Entertainment, Inc.                          30,936          2,229,557
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 8.7%
Cendant Corp.                                        217,300          4,861,001
Dun & Bradstreet Corp.*                               63,100          3,890,115
Equifax, Inc.                                        104,600          3,735,266
Republic Services, Inc.                              180,100          6,485,401
ServiceMaster Co.                                    336,600          4,507,074
                                                                   ------------
                                                                     23,478,857
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 0.3%
Motorola, Inc.                                        49,500            903,870
                                                                   ------------
COMPUTERS & PERIPHERALS -- 4.4%
Dell, Inc.*                                           47,700          1,884,627
EMC Corp.*                                           292,600          4,011,546
Hewlett-Packard Co.a                                 246,800          5,802,268
                                                                   ------------
                                                                     11,698,441
                                                                   ------------
DIVERSIFIED FINANCIALS -- 4.3%
Capital One Financial Corp.                           55,400          4,432,554
Citigroup, Inc.                                       95,590          4,419,126
JPMorgan Chase & Co.                                  77,200          2,726,704
                                                                   ------------
                                                                     11,578,384
                                                                   ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 3.1%
Sprint Corp. (FON Group)a                            327,900          8,227,011
                                                                   ------------
ELECTRIC UTILITIES -- 7.3%
Exelon Corp.                                          93,800          4,814,754
PG&E Corp.                                           159,700          5,995,138
TXU Corp.                                             43,600          3,622,724
Xcel Energy, Inc.a                                   265,900          5,190,368
                                                                   ------------
                                                                     19,622,984
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.4%
AMETEK, Inc.                                          25,100          1,050,435
                                                                   ------------
FOOD PRODUCTS -- 0.6%
Pilgrim's Pride Corp.a                                43,900          1,498,307
                                                                   ------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
GAS UTILITIES -- 2.5%
NiSource, Inc.                                        79,200       $  1,958,616
ONEOK, Inc.                                           68,500          2,236,525
Sempra Energy                                         62,000          2,561,220
                                                                   ------------
                                                                      6,756,361
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
Beckman Coulter, Inc.                                 52,000          3,305,640
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.7%
Caremark Rx, Inc.*                                    29,900          1,331,148
CIGNA Corp.                                           46,500          4,976,895
Humana, Inc.*                                         50,350          2,000,909
PacifiCare Health Systems, Inc.*a                     22,200          1,586,190
                                                                   ------------
                                                                      9,895,142
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 3.7%
Darden Restaurants, Inc.                             100,300          3,307,894
Yum! Brands, Inc.                                    126,500          6,588,120
                                                                   ------------
                                                                      9,896,014
                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 4.4%
General Electric Co.                                 339,900         11,777,535
                                                                   ------------
INSURANCE -- 12.8%
Allstate Corp.                                        97,700          5,837,575
AmerUs Group Co.a                                     56,500          2,714,825
Assurant, Inc.                                       116,000          4,187,600
Chubb Corp.a                                          23,100          1,977,591
Genworth Financial, Inc. Class A                      44,600          1,348,258
HCC Insurance Holdings, Inc.                          24,500            927,815
MetLife, Inc.                                        156,900          7,051,086
Prudential Financial, Inc.                            27,850          1,828,631
Safeco Corp.                                          98,500          5,352,490
W. R. Berkley Corp.                                   91,450          3,262,936
                                                                   ------------
                                                                     34,488,807
                                                                   ------------
IT CONSULTING & SERVICES -- 2.4%
Accenture, Ltd. Class A*                             163,300          3,702,011
Computer Sciences Corp.*                              63,900          2,792,430
                                                                   ------------
                                                                      6,494,441
                                                                   ------------
METALS & MINING -- 1.5%
Nucor Corp.a                                          28,500          1,300,170
Peabody Energy Corp.                                  29,400          1,529,976
United States Steel Corp.a                            38,500          1,323,245
                                                                   ------------
                                                                      4,153,391
                                                                   ------------
OIL & GAS -- 12.5%
Burlington Resources, Inc.                            65,600          3,623,744
ConocoPhillips                                       152,600          8,772,974
Exxon Mobil Corp.                                    165,300          9,499,791
Marathon Oil Corp.                                   107,100          5,715,927
Tesoro Corp.                                          68,700          3,195,924
Valero Energy Corp.                                   33,800          2,673,918
                                                                   ------------
                                                                     33,482,278
                                                                   ------------


                       See Notes to Financial Statements.

                           HARRIS INSIGHT EQUITY FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
PAPER & FOREST PRODUCTS -- 0.4%
Louisiana-Pacific Corp.                               42,700       $  1,049,566
                                                                   ------------
PHARMACEUTICALS -- 2.9%
Johnson & Johnson                                    101,800          6,617,000
Pfizer, Inc.                                          41,100          1,133,538
                                                                   ------------
                                                                      7,750,538
                                                                   ------------
REAL ESTATE -- 1.0%
CB Richard Ellis Group, Inc. Class A*                 62,700          2,750,022
                                                                   ------------
ROAD & RAIL -- 2.2%
Burlington Northern Santa Fe Corp.                    51,300          2,415,204
Yellow Roadway Corp.*                                 66,500          3,378,200
                                                                   ------------
                                                                      5,793,404
                                                                   ------------
SOFTWARE -- 0.8%
Oracle Corp.*                                        152,700          2,015,640
                                                                   ------------
SPECIALTY RETAIL -- 0.5%
American Eagle Outfitters, Inc.                       46,600          1,428,290
                                                                   ------------
TEXTILES & APPAREL -- 1.9%
V. F. Corp.                                           89,500          5,121,190
                                                                   ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 0.8%
Vodafone Group P.L.C. ADR                             83,400          2,028,288
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $210,661,819)                                               260,785,526
                                                                   ------------
TEMPORARY INVESTMENTS -- 3.1%
Dreyfus Cash Management Plus #719                          7                  7
Goldman Sachs Financial Square
  Money Market Portfolio                           7,486,308          7,486,308
JPMorgan Prime Money Market Fund                     890,815            890,815
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $8,377,130)                                                   8,377,130
                                                                   ------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)
--------------                         --------      -------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 6.8%
CERTIFICATES OF DEPOSIT -- 0.5%
Banco Santander S.A.
    3.185%                             06/13/06      $ 1,203          1,202,948
                                                                   ------------
COMMERCIAL PAPER -- 2.7%
Countrywide Financial Corp.
    3.317%                             07/22/05        1,964          1,959,334
Skandinaviska Enskilda Banken AB
    3.210%                             01/17/06          928            928,462
Victory Receivable
    3.309%                             07/27/05        4,422          4,409,436
                                                                   ------------
                                                                      7,297,232
                                                                   ------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------      -------       ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (CONTINUED)
TIME DEPOSITS -- 2.6%
Credit Suisse First Boston
    3.375%                             07/01/05      $ 1,470       $  1,470,201
Societe Generale
    3.375%                             07/01/05        1,140          1,140,360
Westdeutsche Landesbank A.G.
    3.400%                             07/01/05        4,411          4,410,605
                                                                   ------------
                                                                      7,021,166
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 1.0%
Goldman Sachs Group, Inc.
    3.517%                             07/29/05        1,144          1,143,543
Merrill Lynch & Co., Inc. Master Notes
    3.537%                             07/05/05        1,470          1,470,202
Sedna Finance Corp.
    3.190%                             10/17/05            5              5,470
                                                                   ------------
                                                                      2,619,215
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $18,140,561)                                                 18,140,561
                                                                   ------------
TOTAL INVESTMENTS -- 107.0%
  (Cost $237,179,510)                                               287,303,217
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (7.0%)
Dividends receivable and other assets                                   540,808
Receivable for capital stock sold                                       273,170
Payable upon return of collateral on securities loaned              (18,140,561)
Payable for securities purchased                                     (1,220,501)
Investment advisory fee payable                                        (153,940)
Administration fees payable                                             (33,522)
Service plan fees payable                                                (3,171)
Accrued expenses                                                        (19,931)
                                                                   ------------
                                                                    (18,757,648)
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 17,994,556 Institutional Shares,
  1,016,156 N Shares, and 94,978 A Shares of
  beneficial interest outstanding, $.001 par
  value (indefinite number of shares has been
  authorized for each class of shares of the
  Fund) (Note 8)                                                   $268,545,569
                                                                   ============


                       See Notes to Financial Statements.

                           HARRIS INSIGHT EQUITY FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($252,836,454/17,994,556)                                              $14.05
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($14,366,472/1,016,156)                              $14.14
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($1,342,643/94,978)                                        $14.14
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($14.14/0.945) (NOTE 5)                                    $14.96
                                                                         ======

---------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $237,256,839
                                                                   ============
    Gross Appreciation                                             $ 52,472,843
    Gross Depreciation                                               (2,426,465)
                                                                   ------------
    Net Appreciation                                               $ 50,046,378
                                                                   ============

+   See Note 2a to the Financial Statements.
*   Non-income producing security.
a Total or partial security on loan. At June 30, 2005, the total market value of the portfolio's securities on loan is $17,459,823, and the total market value of the collateral held by the portfolio is $18,140,561.
ADR -- American Depositary Receipt.


                       See Notes to Financial Statements.

                           HARRIS INSIGHT INDEX FUND
                            STATEMENT OF NET ASSETS
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK -- 96.9%
AEROSPACE & DEFENSE -- 2.2%
Boeing Co.                                            20,100       $  1,326,600
General Dynamics Corp.                                 4,800            525,792
Goodrich Corp.                                         2,900            118,784
Honeywell International, Inc.                         20,600            754,578
L-3 Communications Holdings, Inc.                      2,800            214,424
Lockheed Martin Corp.                                  9,700            629,239
Northrop Grumman Holdings Corp.                        8,700            480,675
Raytheon Co.                                          10,900            426,408
Rockwell Collins, Inc.                                 4,300            205,024
United Technologies Corp.                             24,800          1,273,480
                                                                   ------------
                                                                      5,955,004
                                                                   ------------
AIR FREIGHT & COURIERS -- 0.9%
FedEx Corp.                                            7,300            591,373
United Parcel Service, Inc. Class B                   27,000          1,867,320
                                                                   ------------
                                                                      2,458,693
                                                                   ------------
AIRLINES -- 0.1%
Delta Air Lines, Inc.*a                                3,800             14,288
Southwest Airlines Co.                                17,800            247,954
                                                                   ------------
                                                                        262,242
                                                                   ------------
ALCOHOLIC BEVERAGES -- 0.4%
Anheuser-Busch Cos., Inc.                             18,800            860,100
Brown-Forman Corp. Class B                             2,200            133,012
Molson Coors Brewing Co. Class B                       1,900            117,800
                                                                   ------------
                                                                      1,110,912
                                                                   ------------
AUTO COMPONENTS -- 0.2%
Cooper Tire & Rubber Co.a                              1,500             27,855
Dana Corp.a                                            3,600             54,036
Delphi Automotive Systems Corp.                       14,500             67,425
Goodyear Tire & Rubber Co.*a                           4,400             65,560
Johnson Controls, Inc.                                 4,600            259,118
Visteon Corp.                                          3,500             21,105
                                                                   ------------
                                                                        495,099
                                                                   ------------
AUTOMOBILES -- 0.5%
AutoNation, Inc.*a                                     5,500            112,860
Ford Motor Co.a                                       44,200            452,608
General Motors Corp.a                                 13,600            462,400
Harley-Davidson, Inc.a                                 7,100            352,160
                                                                   ------------
                                                                      1,380,028
                                                                   ------------
BANKS -- 6.6%
AmSouth Bancorp                                        8,600            223,600
Bank of America Corp.                                 97,934          4,466,770
Bank of New York Co., Inc.                            18,800            541,064
BB&T Corp.                                            13,200            527,604
Comerica, Inc.                                         4,100            236,980
Compass Bancshares, Inc.                               3,000            135,000
Fifth Third Bancorp                                   12,600            519,246
First Horizon National Corp.                           3,000            126,600
Golden West Financial Corp.a                           6,800            437,784
Huntington Bancshares, Inc.                            5,800            140,012
KeyCorp                                                9,800            324,870
M&T Bank Corp.                                         2,400            252,384


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
BANKS (CONTINUED)
Marshall & Ilsley Corp.                                5,000       $    222,250
Mellon Financial Corp.                                10,200            292,638
National City Corp.                                   14,400            491,328
North Fork Bancorp., Inc.                             11,400            320,226
Northern Trust Corp.                                   4,900            223,391
PNC Financial Services Group, Inc.                     6,800            370,328
Regions Financial Corp.                               11,236            380,676
Sovereign Bancorp, Inc.                                9,100            203,294
Suntrust Banks, Inc.                                   8,200            592,368
Synovus Financial Corp.                                7,500            215,025
U.S. Bancorp                                          44,800          1,308,160
Wachovia Corp.                                        38,334          1,901,366
Washington Mutual, Inc.a                              21,100            858,559
Wells Fargo & Co.                                     41,000          2,524,780
Zions Bancorp                                          2,200            161,766
                                                                   ------------
                                                                     17,998,069
                                                                   ------------
BEVERAGES -- 1.8%
Coca-Cola Co.                                         54,700          2,283,725
Coca-Cola Enterprises, Inc.                            8,500            187,085
Pepsi Bottling Group, Inc.                             4,800            137,328
PepsiCo, Inc.                                         40,500          2,184,165
                                                                   ------------
                                                                      4,792,303
                                                                   ------------
BIOTECHNOLOGY -- 1.0%
Amgen, Inc.*                                          30,300          1,831,938
Biogen IDEC, Inc.*                                     8,100            279,045
Chiron Corp.*                                          3,600            125,604
Genzyme Corp.*                                         6,000            360,540
MedImmune, Inc.*                                       6,000            160,320
                                                                   ------------
                                                                      2,757,447
                                                                   ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp.                                           10,800            343,008
                                                                   ------------
CASINOS -- 0.2%
Harrah's Entertainment, Inc.                           2,700            194,589
International Game Technology                          8,300            233,645
                                                                   ------------
                                                                        428,234
                                                                   ------------
CHEMICALS -- 1.6%
Air Products & Chemicals, Inc.                         5,500            331,650
Dow Chemical Co.                                      23,000          1,024,190
E.I. du Pont de Nemours & Co.                         24,100          1,036,541
Eastman Chemical Co.                                   1,900            104,785
Ecolab, Inc.                                           5,300            171,508
Engelhard Corp.                                        3,000             85,650
Great Lakes Chemical Corp.                             1,200             37,764
Hercules, Inc.*                                        2,700             38,205
International Flavors & Fragrances, Inc.               2,100             76,062
Monsanto Co.                                           6,400            402,368
P.P.G. Industries, Inc.                                4,200            263,592
Praxair, Inc.                                          7,800            363,480
Rohm & Haas Co.                                        4,700            217,798
Sigma-Aldrich Corp.                                    1,700             95,268
                                                                   ------------
                                                                      4,248,861
                                                                   ------------


                       See Notes to Financial Statements.

                           HARRIS INSIGHT INDEX FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
Allied Waste Industries, Inc.*                         7,100       $     56,303
Apollo Group, Inc. Class A*a                           4,000            312,880
Avery Dennison Corp.                                   2,500            132,400
Cendant Corp.                                         25,500            570,435
Cintas Corp.                                           3,700            142,820
Equifax, Inc.                                          3,300            117,843
H & R Block, Inc.                                      4,000            233,400
Pitney Bowes, Inc.                                     5,600            243,880
R.R. Donnelley & Sons Co.                              5,200            179,452
Robert Half International, Inc.                        4,000             99,880
Waste Management, Inc.                                13,700            388,258
                                                                   ------------
                                                                      2,477,551
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 2.6%
ADC Telecommunications, Inc.*                          2,771             60,325
Andrew Corp.*                                          4,000             51,040
Avaya, Inc.*                                          12,000             99,840
CIENA Corp.*                                          15,700             32,813
Cisco Systems, Inc.*                                 156,100          2,983,071
Comverse Technology, Inc.*                             4,800            113,520
Corning, Inc.*                                        34,100            566,742
Freescale Semiconductor, Inc. Class B*                 9,718            205,827
JDS Uniphase Corp.*                                   37,400             56,848
Lucent Technologies, Inc.*a                          107,000            311,370
Motorola, Inc.                                        59,200          1,080,992
Qualcomm, Inc.                                        39,800          1,313,798
Scientific-Atlanta, Inc.                               3,700            123,099
Tellabs, Inc.*                                        11,200             97,440
                                                                   ------------
                                                                      7,096,725
                                                                   ------------
COMPUTERS & PERIPHERALS -- 3.5%
Apple Computer, Inc.*a                                19,700            725,157
Dell, Inc.*                                           59,400          2,346,894
EMC Corp.*                                            58,100            796,551
Gateway, Inc.*                                         8,200             27,060
Hewlett-Packard Co.                                   69,900          1,643,349
International Business Machines Corp.                 39,400          2,923,480
Lexmark International, Inc. Class A*                   3,100            200,973
NCR Corp.*                                             4,500            158,040
Network Appliance, Inc.*                               8,800            248,776
Sun Microsystems, Inc.*                               81,600            304,368
                                                                   ------------
                                                                      9,374,648
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.1%
Fluor Corp.                                            2,100            120,939
                                                                   ------------
CONSTRUCTION MATERIALS -- 0.1%
Vulcan Materials Co.                                   2,500            162,475
                                                                   ------------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp.                                             2,800            100,688
Bemis Co., Inc.                                        2,700             71,658
Pactiv Corp.*                                          3,800             82,004
Sealed Air Corp.*                                      2,000             99,580
Temple Inland, Inc.                                    3,000            111,450
                                                                   ------------
                                                                        465,380
                                                                   ------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
DISTRIBUTORS -- 0.2%
Genuine Parts Co.                                      4,200       $    172,578
Sears Holdings Corp. *                                 1,700            254,779
                                                                   ------------
                                                                        427,357
                                                                   ------------
DIVERSIFIED FINANCIALS -- 8.4%
AMBAC Financial Group, Inc.                            2,600            181,376
American Express Co.                                  28,300          1,506,409
Bear Stearns Cos., Inc.                                2,700            280,638
Capital One Financial Corp.                            6,000            480,060
Charles Schwab Corp.                                  27,700            312,456
CIT Group, Inc.                                        5,100            219,147
Citigroup, Inc.                                      126,200          5,834,226
Countrywide Financial Corp.                           14,000            540,540
E*TRADE Financial Corp.*                               9,000            125,910
Equity Residential Properties Trust                    6,800            250,376
Fannie Mae                                            23,400          1,366,560
Federated Investors, Inc. Class B                      2,400             72,024
Franklin Resources, Inc.                               4,800            369,504
Freddie Mac                                           16,600          1,082,818
Goldman Sachs Group, Inc.                             10,700          1,091,614
Janus Capital Group, Inc.                              5,700             85,728
JPMorgan Chase & Co.                                  85,796          3,030,315
Lehman Brothers Holdings, Inc.a                        6,700            665,176
MBNA Corp.                                            30,900            808,344
Merrill Lynch & Co., Inc.                             22,500          1,237,725
Moody's Corp.                                          6,600            296,736
Morgan Stanley                                        26,900          1,411,443
Principal Financial Group, Inc.                        7,200            301,680
Providian Financial Corp.*                             7,300            128,699
SLM Corp.                                             10,400            528,320
State Street Corp.a                                    8,100            390,825
T. Rowe Price Group, Inc.                              3,000            187,800
                                                                   ------------
                                                                     22,786,449
                                                                   ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 2.8%
Alltel Corp.a                                          7,600            473,328
AT&T Corp.                                            19,300            367,472
BellSouth Corp.a                                      44,200          1,174,394
CenturyTel, Inc.                                       3,300            114,279
Citizens Communications Co.                            8,100            108,864
Qwest Communications International, Inc.*             40,400            149,884
SBC Communications, Inc.a                             79,800          1,895,250
Sprint Corp. (FON Group)a                             35,750            896,967
Verizon Communications, Inc.                          66,900          2,311,395
                                                                   ------------
                                                                      7,491,833
                                                                   ------------
ELECTRIC UTILITIES -- 3.1%
AES Corp.*                                            15,700            257,166
Allegheny Energy, Inc.*                                3,600             90,792
Ameren Corp.                                           4,700            259,910
American Electric Power Co., Inc.                      9,300            342,891
Calpine Corp.*a                                       14,600             49,640
Centerpoint Energy, Inc.                               7,000             92,470
Cinergy Corp.                                          4,600            206,172
CMS Energy Corp.*a                                     5,300             79,818
Consolidated Edison, Inc.                              5,900            276,356
Constellation Energy Group, Inc.                       4,300            248,067


                       See Notes to Financial Statements.

                           HARRIS INSIGHT INDEX FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Dominion Resources, Inc.                               8,200       $    601,798
DTE Energy Co.                                         4,200            196,434
Duke Energy Corp.                                     22,700            674,871
Edison International                                   7,900            320,345
Entergy Corp.                                          5,100            385,305
Exelon Corp.                                          16,100            826,413
F.P.L. Group, Inc.                                     9,400            395,364
FirstEnergy Corp.                                      8,000            384,880
PG&E Corp.                                             8,700            326,598
Pinnacle West Capital Corp.                            2,400            106,680
PPL Corp.                                              4,600            273,148
Progress Energy, Inc.                                  6,000            271,440
Public Service Enterprise Group, Inc.                  5,800            352,756
Southern Co.                                          17,900            620,593
Teco Energy, Inc.                                      5,200             98,332
TXU Corp.                                              5,800            481,922
Xcel Energy, Inc.a                                     9,700            189,344
                                                                   ------------
                                                                      8,409,505
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.4%
American Power Conversion Corp.                        4,500            106,155
Cooper Industries, Ltd. Class A                        2,200            140,580
Emerson Electric Co.                                  10,100            632,563
Rockwell Automation, Inc.                              4,200            204,582
                                                                   ------------
                                                                      1,083,880
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
Agilent Technologies, Inc.*                           10,400            239,408
Applera Corp.-Applied Biosystems Group                 4,700             92,449
Fisher Scientific International, Inc.*                 2,800            181,720
Jabil Circuit, Inc.*                                   4,400            135,212
Millipore Corp.*a                                      1,200             68,076
Molex, Inc.                                            4,100            106,764
Sanmina-SCI Corp.*                                    12,600             68,922
Solectron Corp.*                                      23,500             89,065
Symbol Technologies, Inc.                              6,300             62,181
Tektronix, Inc.                                        2,300             53,521
Thermo Electron Corp.*                                 3,900            104,793
Waters Corp.*a                                         2,900            107,793
                                                                   ------------
                                                                      1,309,904
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 1.2%
Baker Hughes, Inc.                                     8,200            419,512
BJ Services Co.                                        3,900            204,672
Halliburton Co.a                                      12,200            583,404
Nabors Industries, Ltd.*                               3,500            212,170
National-Oilwell Varco, Inc.*                          4,100            194,914
Rowan Cos., Inc.                                       2,700             80,217
Schlumberger, Ltd.                                    14,200          1,078,348
Transocean, Inc.*                                      7,800            420,966
                                                                   ------------
                                                                      3,194,203
                                                                   ------------
FOOD & DRUG RETAILING -- 2.8%
Albertson's, Inc.a                                     8,900            184,052
Costco Wholesale Corp.a                               11,400            510,948
CVS Corp.                                             19,300            561,051
Kroger Co.*                                           17,700            336,831
Safeway, Inc.                                         10,800            243,972


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
FOOD & DRUG RETAILING (CONTINUED)
SUPERVALU, Inc.                                        3,300       $    107,613
Sysco Corp.                                           15,400            557,326
Wal-Mart Stores, Inc.                                 81,800          3,942,760
Walgreen Co.                                          24,700          1,135,953
                                                                   ------------
                                                                      7,580,506
                                                                   ------------
FOOD PRODUCTS -- 1.1%
Archer-Daniels-Midland Co.                            15,100            322,838
Campbell Soup Co.                                      7,900            243,083
ConAgra Foods, Inc.                                   12,500            289,500
General Mills, Inc.                                    8,800            411,752
H.J. Heinz Co.                                         8,500            301,070
Hershey Co.                                            5,300            329,130
Kellogg Co.                                            8,500            377,740
McCormick & Co., Inc.                                  3,300            107,844
Sara Lee Corp.                                        19,100            378,371
Wm. Wrigley Jr., Co.                                   4,700            323,548
                                                                   ------------
                                                                      3,084,876
                                                                   ------------
GAS UTILITIES -- 0.4%
El Paso Corp.                                         15,500            178,560
KeySpan Corp.a                                         4,000            162,800
Kinder Morgan, Inc.                                    2,700            224,640
Nicor, Inc.                                            1,100             45,287
NiSource, Inc.                                         6,800            168,164
Peoples Energy Corp.                                   1,000             43,460
Sempra Energy                                          5,700            235,467
                                                                   ------------
                                                                      1,058,378
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
Bausch & Lomb, Inc.                                    1,300            107,900
Baxter International, Inc.                            15,000            556,500
Becton, Dickinson & Co.                                6,100            320,067
Biomet, Inc.                                           6,100            211,304
Boston Scientific Corp.*                              18,400            496,800
C.R. Bard, Inc.                                        2,500            166,275
Guidant Corp.                                          7,800            524,940
Medtronic, Inc.                                       29,200          1,512,268
PerkinElmer, Inc.                                      3,200             60,480
St. Jude Medical, Inc.*                                8,700            379,407
Stryker Corp.                                          9,100            432,796
Zimmer Holdings, Inc.*                                 6,000            457,020
                                                                   ------------
                                                                      5,225,757
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.7%
Aetna, Inc.                                            7,100            588,022
AmerisourceBergen Corp.                                2,500            172,875
Cardinal Health, Inc.                                 10,500            604,590
Caremark Rx, Inc.*                                    11,000            489,720
CIGNA Corp.                                            3,200            342,496
Express Scripts, Inc. Class A*                         3,600            179,928
Gilead Sciences, Inc.*                                10,500            461,895
HCA, Inc.                                              9,900            561,033
Health Management Associates, Inc. Class A             5,900            154,462
Humana, Inc.*                                          4,000            158,960
IMS Health, Inc.                                       5,800            143,666
Laboratory Corp. of America Holdings*                  3,400            169,660
Manor Care, Inc.                                       2,200             87,406


                       See Notes to Financial Statements.

                           HARRIS INSIGHT INDEX FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
McKesson Corp.                                         7,100       $    318,009
Quest Diagnostics, Inc.                                4,400            234,388
Tenet Healthcare Corp.*a                              11,700            143,208
UnitedHealth Group, Inc.                              31,000          1,616,340
WellPoint, Inc.*                                      14,700          1,023,708
                                                                   ------------
                                                                      7,450,366
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 1.3%
Carnival Corp.a                                       12,700            692,785
Darden Restaurants, Inc.                               3,600            118,728
Hilton Hotels Corp.                                    9,300            221,805
Marriott International, Inc. Class A                   4,900            334,278
McDonald's Corp.                                      30,700            851,925
Starbucks Corp.*                                       9,700            501,102
Starwood Hotels & Resorts Worldwide, Inc.              5,100            298,707
Wendy's International, Inc.                            2,800            133,420
Yum! Brands, Inc.                                      7,000            364,560
                                                                   ------------
                                                                      3,517,310
                                                                   ------------
HOUSEHOLD DURABLES -- 0.6%
Black & Decker Corp.                                   1,900            170,715
Centex Corp.                                           3,100            219,077
Fortune Brands, Inc.                                   3,500            310,800
KB Home                                                2,000            152,460
Leggett & Platt, Inc.                                  4,600            122,268
Maytag Corp.a                                          2,200             34,452
Newell Rubbermaid, Inc.a                               6,600            157,344
Pulte Homes, Inc.                                      2,900            244,325
Snap-On, Inc.                                          1,500             51,450
Stanley Works, Inc.                                    1,900             86,526
Whirlpool Corp.                                        1,600            112,176
                                                                   ------------
                                                                      1,661,593
                                                                   ------------
HOUSEHOLD PRODUCTS -- 1.8%
Clorox Co.                                             3,700            206,164
Colgate-Palmolive Co.                                 12,700            633,857
Kimberly-Clark Corp.                                  11,600            726,044
Procter & Gamble Co.a                                 60,900          3,212,475
                                                                   ------------
                                                                      4,778,540
                                                                   ------------
INDUSTRIAL CONGLOMERATES -- 4.4%
General Electric Co.                                 256,000          8,870,400
Textron, Inc.                                          3,300            250,305
3M Co.                                                18,700          1,352,010
Tyco International, Ltd.                              48,600          1,419,120
                                                                   ------------
                                                                     11,891,835
                                                                   ------------
INSURANCE -- 4.2%
ACE, Ltd.                                              6,900            309,465
AFLAC, Inc.                                           12,100            523,688
Allstate Corp.                                        16,400            979,900
American International Group, Inc.                    62,900          3,654,490
Aon Corp.                                              7,600            190,304
Chubb Corp.a                                           4,600            393,806
Cincinnati Financial Corp.                             4,004            158,398
Hartford Financial Services Group, Inc.                7,100            530,938


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
INSURANCE (CONTINUED)
Jefferson-Pilot Corp.                                  3,300       $    166,386
Lincoln National Corp.                                 4,200            197,064
Loews Corp.                                            3,900            302,250
Marsh & McLennan Cos., Inc.                           12,800            354,560
MBIA, Inc.                                             3,400            201,654
MetLife, Inc.                                         17,700            795,438
MGIC Investment Corp.                                  2,300            150,006
Progressive Corp.                                      4,800            474,288
Prudential Financial, Inc.                            12,700            833,882
Safeco Corp.                                           3,100            168,454
St. Paul Travelers Cos., Inc.                         16,159            638,765
Torchmark Corp.                                        2,600            135,720
UnumProvident Corp.a                                   7,200            131,904
XL Capital, Ltd. Class A                               3,400            253,028
                                                                   ------------
                                                                     11,544,388
                                                                   ------------
INTERNET & CATALOG RETAIL -- 0.4%
eBay, Inc.*                                           29,200            963,892
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 0.4%
Sabre Holdings Corp. Class A                           3,400             67,830
Yahoo!, Inc.*                                         31,500          1,091,475
                                                                   ------------
                                                                      1,159,305
                                                                   ------------
IT CONSULTING & SERVICES -- 1.0%
Affiliated Computer Services, Inc. Class A*a           3,100            158,410
Automatic Data Processing, Inc.                       14,100            591,777
Computer Sciences Corp.*                               4,600            201,020
Convergys Corp.*                                       3,400             48,348
Electronic Data Systems Corp.                         12,500            240,625
First Data Corp.                                      19,400            778,716
Fiserv, Inc.*                                          4,800            206,160
Paychex, Inc.                                          8,600            279,844
SunGard Data Systems, Inc.*                            7,000            246,190
Unisys Corp.*                                          8,700             55,071
                                                                   ------------
                                                                      2,806,161
                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp.                                        2,300             99,636
Eastman Kodak Co.                                      6,900            185,265
Hasbro, Inc.                                           4,000             83,160
Mattel, Inc.                                          10,100            184,830
                                                                   ------------
                                                                        552,891
                                                                   ------------
MACHINERY -- 1.4%
American Standard Cos., Inc.                           4,500            188,640
Caterpillar, Inc.                                      8,300            791,073
Cummins, Inc.                                          1,000             74,610
Danaher Corp.a                                         6,600            345,444
Deere & Co.                                            6,000            392,940
Dover Corp.                                            4,900            178,262
Eaton Corp.                                            3,700            221,630
Illinois Tool Works, Inc.                              6,600            525,888
Ingersoll-Rand Co. Class A                             4,200            299,670
ITT Industries, Inc.                                   2,200            214,786
Navistar International Corp.*                          1,700             54,400
Paccar, Inc.                                           4,200            285,600


                       See Notes to Financial Statements.

                           HARRIS INSIGHT INDEX FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
MACHINERY --(CONTINUED)
Pall Corp.                                             3,000       $     91,080
Parker-Hannifin Corp.                                  2,900            179,829
                                                                   ------------
                                                                      3,843,852
                                                                   ------------
MEDIA -- 3.6%
Clear Channel Communications, Inc.a                   12,700            392,811
Comcast Corp. Class A*                                53,400          1,639,380
Dow Jones & Co., Inc.                                  1,800             63,810
Gannett Co., Inc.                                      6,100            433,893
Interpublic Group of Cos., Inc.*                      10,600            129,108
Knight-Ridder, Inc.                                    1,800            110,412
McGraw-Hill Cos., Inc.                                 9,200            407,100
Meredith Corp.                                         1,100             53,966
Monster Worldwide, Inc.*                               2,900             83,172
New York Times Co. Class A                             3,500            109,025
News Corp. Class A                                    69,600          1,126,128
Omnicom Group, Inc.                                    4,500            359,370
Time Warner, Inc.*                                   111,000          1,854,810
Tribune Co.                                            7,200            253,296
Univision Communications, Inc. Class A*                7,100            195,605
Viacom, Inc. Class B                                  38,900          1,245,578
Walt Disney Co.                                       49,500          1,246,410
                                                                   ------------
                                                                      9,703,874
                                                                   ------------
METALS & MINING -- 0.6%
Alcoa, Inc.                                           21,100            551,343
Allegheny Technologies, Inc.                           2,400             52,944
Freeport-McMoRan Copper & Gold, Inc.
  Class B                                              4,300            160,992
Newmont Mining Corp.                                  10,700            417,621
Nucor Corp.a                                           3,900            177,918
Phelps Dodge Corp.                                     2,300            212,750
United States Steel Corp.a                             2,800             96,236
                                                                   ------------
                                                                      1,669,804
                                                                   ------------
MULTI-UTILITIES -- 0.1%
Dynegy, Inc. Class A*                                  8,000             38,880
Williams Cos., Inc.                                   13,800            262,200
                                                                   ------------
                                                                        301,080
                                                                   ------------
MULTILINE RETAIL -- 1.1%
Big Lots, Inc.*                                        2,700             35,748
Dillard's, Inc. Class A                                1,700             39,814
Dollar General Corp.                                   7,300            148,628
Family Dollar Stores, Inc.                             4,300            112,230
Federated Department Stores, Inc.                      4,100            300,448
J.C. Penney Co., Inc. (Holding Co.)                    6,500            341,770
Kohls Corp.*                                           7,900            441,689
May Department Stores Co.                              7,100            285,136
Nordstrom, Inc.                                        3,000            203,910
Target Corp.                                          21,600          1,175,256
                                                                   ------------
                                                                      3,084,629
                                                                   ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp.*                                          23,100            318,549
                                                                   ------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
OIL & GAS -- 7.1%
Amerada Hess Corp.a                                    2,100       $    223,671
Anadarko Petroleum Corp.                               5,700            468,255
Apache Corp.                                           7,900            510,340
Ashland, Inc.                                          1,600            114,992
Burlington Resources, Inc.                             9,300            513,732
Chevron Corp.a                                        50,800          2,840,736
ConocoPhillips                                        33,600          1,931,664
Devon Energy Corp.                                    11,600            587,888
EOG Resources, Inc.a                                   5,800            329,440
Exxon Mobil Corp.                                    154,200          8,861,874
Kerr-McGee Corp.                                       2,800            213,668
Marathon Oil Corp.                                     8,400            448,308
Noble Corp.                                            3,300            202,983
Occidental Petroleum Corp.                             9,600            738,528
Sunoco, Inc.                                           1,700            193,256
Unocal Corp.                                           6,500            422,825
Valero Energy Corp.                                    6,200            490,482
XTO Energy, Inc.                                       8,400            285,516
                                                                   ------------
                                                                     19,378,158
                                                                   ------------
PAPER & FOREST PRODUCTS -- 0.5%
Georgia Pacific Corp.a                                 6,300            200,340
International Paper Co.                               11,800            356,478
Louisiana-Pacific Corp.                                2,800             68,824
MeadWestvaco Corp.                                     4,400            123,376
Office Max,  Inc.                                      1,700             50,609
Plum Creek Timber Co., Inc.                            4,400            159,720
Weyerhaeuser Co.                                       5,900            375,535
                                                                   ------------
                                                                      1,334,882
                                                                   ------------
PERSONAL PRODUCTS -- 0.6%
Alberto-Culver Co.                                     2,000             86,660
Avon Products, Inc.                                   11,400            431,490
Gillette Co.                                          23,900          1,210,057
                                                                   ------------
                                                                      1,728,207
                                                                   ------------
PHARMACEUTICALS -- 7.1%
Abbott Laboratories                                   37,700          1,847,677
Allergan, Inc.a                                        3,200            272,768
Bristol-Myers Squibb Co.                              47,200          1,179,056
Eli Lilly & Co.                                       27,400          1,526,454
Forest Laboratories, Inc.*                             8,500            330,225
Hospira, Inc.*                                         3,750            146,250
Johnson & Johnson                                     71,800          4,667,000
King Pharmaceuticals, Inc.*                            6,100             63,562
Medco Health Solutions, Inc.*                          6,700            357,512
Merck & Co., Inc.                                     53,300          1,641,640
Mylan Laboratories, Inc.                               6,700            128,908
Pfizer, Inc.                                         180,200          4,969,916
Schering Plough Corp.                                 35,600            678,536
Watson Pharmaceuticals, Inc.*                          2,600             76,856
Wyeth                                                 32,300          1,437,350
                                                                   ------------
                                                                     19,323,710
                                                                   ------------


                       See Notes to Financial Statements.

                           HARRIS INSIGHT INDEX FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
REAL ESTATE -- 0.4%
Apartment Investment & Management Co.
  Class A                                              2,300       $     94,116
Archstone-Smith Trust                                  4,800            185,376
Equity Office Properties Trust                         9,700            321,070
ProLogis                                               4,400            177,056
Simon Property Group, Inc.                             5,300            384,197
                                                                   ------------
                                                                      1,161,815
                                                                   ------------
ROAD & RAIL -- 0.5%
Burlington Northern Santa Fe Corp.                     9,100            428,428
CSX Corp.                                              5,200            221,832
Norfolk Southern Corp.                                 9,700            300,312
Ryder System, Inc.                                     1,500             54,900
Union Pacific Corp.                                    6,300            408,240
                                                                   ------------
                                                                      1,413,712
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.1%
Advanced Micro Devices, Inc.*                          9,500            164,730
Altera Corp.*a                                         9,000            178,380
Analog Devices, Inc.                                   9,000            335,790
Applied Materials, Inc.a                              40,300            652,054
Applied Micro Circuits Corp.*                          8,400             21,504
Broadcom Corp. Class A*                                7,000            248,570
Intel Corp.                                          150,400          3,919,424
KLA-Tencor Corp.                                       4,700            205,390
Linear Technology Corp.a                               7,400            271,506
LSI Logic Corp.*                                       9,600             81,504
Maxim Integrated Products, Inc.                        7,900            301,859
Micron Technology, Inc.*                              14,800            151,108
National Semiconductor Corp.                           8,600            189,458
Novellus Systems, Inc.*                                3,400             84,014
NVIDIA Corp.*                                          4,000            106,880
PMC-Sierra, Inc.*                                      4,300             40,119
QLogic Corp.*                                          2,200             67,914
Teradyne, Inc.*                                        5,000             59,850
Texas Instruments, Inc.                               41,600          1,167,712
Xilinx, Inc.a                                          8,400            214,200
                                                                   ------------
                                                                      8,461,966
                                                                   ------------
SOFTWARE -- 3.7%
Adobe Systems, Inc.                                   11,800            337,716
Autodesk, Inc.a                                        5,500            189,035
BMC Software, Inc.*                                    5,400             96,930
Citrix Systems, Inc.*                                  4,200             90,972
Computer Associates International, Inc.               12,893            354,300
Compuware Corp.*                                      10,000             71,900
Electronic Arts, Inc.*                                 7,400            418,914
Intuit, Inc.*a                                         4,600            207,506
Mercury Interactive Corp.*                             2,000             76,720
Microsoft Corp.                                      244,400          6,070,896
Novell, Inc.*                                          9,500             58,900
Oracle Corp.*                                        108,500          1,432,200
Parametric Technology Corp.*                           6,500             41,470
Siebel Systems, Inc.                                  12,400            110,360
Symantec Corp.*                                       17,100            371,754
VERITAS Software Corp.*                               10,200            248,880
                                                                   ------------
                                                                     10,178,453
                                                                   ------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
SPECIALTY RETAIL -- 2.2%
Autozone, Inc.*                                        1,600       $    147,936
Bed, Bath & Beyond, Inc.*                              7,300            304,994
Best Buy Co., Inc.                                     7,200            493,560
Circuit City Stores, Inc.                              4,600             79,534
Gap, Inc.                                             19,100            377,225
Home Depot, Inc.                                      53,000          2,061,700
Limited Brands                                         9,200            197,064
Lowe's Cos., Inc.                                     18,700          1,088,714
Office Depot, Inc.*                                    7,600            173,584
RadioShack Corp.                                       3,800             88,046
Sherwin Williams Co.                                   3,100            145,979
Staples, Inc.                                          9,400            200,408
Tiffany & Co., Inc.                                    3,600            117,936
TJX Cos., Inc.                                        11,600            282,460
Toys "R" Us, Inc.*                                     5,200            137,696
                                                                   ------------
                                                                      5,896,836
                                                                   ------------
TEXTILES & APPAREL -- 0.4%
Coach, Inc.*                                           9,200            308,844
Jones Apparel Group, Inc.                              3,000             93,120
Liz Claiborne, Inc.                                    2,600            103,376
Nike, Inc. Class Ba                                    5,500            476,300
Reebok International, Ltd.                             1,500             62,745
V. F. Corp.                                            2,400            137,328
                                                                   ------------
                                                                      1,181,713
                                                                   ------------
TOBACCO -- 1.3%
Altria Group, Inc.                                    50,000          3,233,000
Reynolds American, Inc.                                2,800            220,640
UST, Inc.                                              4,100            187,206
                                                                   ------------
                                                                      3,640,846
                                                                   ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.0%
Grainger W.W., Inc.                                    2,000            109,580
                                                                   ------------
WIRELESS TELECOMMUNICATIONS SERVICES -- 0.3%
Nextel Communications, Inc. Class A*                  27,200            878,832
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $264,518,795)                                               263,517,045
                                                                   ------------
RIGHTS & WARRANTS -- 0.0%
Seagate Technology Tax Refund Rights*
  (Cost $0)                                           12,500                  0
                                                                   ------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)
--------------                         --------      -------
U.S. TREASURY OBLIGATIONS -- 0.3%
U.S. Treasury Bills **
  (Cost $791,639)
    3.010%                             11/03/05      $   800            791,370
                                                                   ------------


                       See Notes to Financial Statements.

                           HARRIS INSIGHT INDEX FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------       ------------
TEMPORARY INVESTMENTS -- 3.0%
Dreyfus Cash Management Plus #719                         31       $         31
Goldman Sachs Financial Square
  Money Market Portfolio                           7,474,288          7,474,288
JPMorgan Prime Money Market Fund                     617,061            617,061
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $8,091,380)                                                   8,091,380
                                                                   ------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)
--------------                         --------      -------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 7.2%
CERTIFICATES OF DEPOSIT -- 2.5%
Banco Santander S.A.
    3.185%                             06/13/06      $ 6,731          6,730,925
                                                                   ------------
COMMERCIAL PAPER -- 0.9%
Countrywide Financial Corp.
    3.317%                             07/22/05          479            478,244
Goldman Sachs Group, Inc.
    3.097%                             07/08/05        1,321          1,317,575
Skandinaviska Enskilda Banken AB
    3.210%                             01/17/06          646            645,599
Victory Receivable
    3.309%                             07/27/05          178            177,406
                                                                   ------------
                                                                      2,618,824
                                                                   ------------
TIME DEPOSITS -- 1.8%
Credit Suisse First Boston
    3.375%                             07/01/05        1,043           1,042,754
Societe Generale
    3.375%                             07/01/05        1,199           1,199,134
Westdeutsche Landesbank A.G.
    3.400%                             07/01/05        2,684           2,683,763
                                                                   ------------
                                                                       4,925,651
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 2.0%
Bank of America N.A.
    3.517%                             12/31/14           89             88,900
Goldman Sachs Group, Inc.
    3.517%                             07/29/05          934            933,813
Lehman Brothers Holdings, Inc.
    3.497%                             10/28/05           79             79,455
Merrill Lynch & Co., Inc. Master Notes
    3.537%                             07/05/05          895            894,587
Morgan Stanley
    3.507%                             12/19/05          466            466,328
    3.517%                             01/10/06          707            707,235
Natexis Banques
    3.487%                             01/20/06        1,733          1,733,273
Sedna Finance Corp.
    3.190%                             10/17/05          590            590,383
                                                                   ------------
                                                                      5,493,974
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $19,769,374)                                                 19,769,374
                                                                   ------------
TOTAL INVESTMENTS -- 107.4%
  (Cost $293,171,188)                                               292,169,169
                                                                   ------------


                                                                       VALUE+
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (7.4%)
Dividends receivable and other assets                              $    355,343
Receivable for capital stock sold                                        30,836
Payable upon return of collateral on securities loaned              (19,769,374)
Payable for capital stock redeemed                                     (591,169)
Futures margin payable                                                  (57,350)
Investment advisory fee payable                                         (45,860)
Administration fees payable                                             (35,130)
Service plan fees payable                                                (3,205)
Accrued expenses                                                        (20,903)
                                                                   ------------
                                                                    (20,136,812)
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 12,109,199 Institutional Shares
  and 730,566 N Shares of beneficial interest
  outstanding, $.001 par value (indefinite
  number of shares has been authorized
  for each class of shares of the Fund) (Note 8)                   $272,032,357
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($256,563,519/12,109,199)                                              $21.19
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($15,468,838/730,566)                                $21.17
                                                                         ======


---------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $294,713,548
                                                                   ============
    Gross Appreciation                                             $ 50,901,547
    Gross Depreciation                                              (53,445,926)
                                                                   ------------
    Net Depreciation                                               $ (2,544,379)
                                                                   ============

+   See Note 2a to the Financial Statements.
*   Non-income producing security.
**  Security pledged as collateral for futures contracts.
a Total or partial security on loan. At June 30, 2005, the total market value of the portfolio's securities on loan is $18,913,294, and the total market value of the collateral held by the portfolio is $19,769,374.


                                                   NUMBER OF      UNREALIZED
                                                   CONTRACTS     DEPRECIATION
                                                   ---------     ------------
Futures Contracts -- Long Position
  S&P 500 Index, September 2005 (Notional
  Value at 06/30/05 is $9,265,125.)                    31          $(43,013)
                                                       ==          ========


                       See Notes to Financial Statements.

                       HARRIS INSIGHT INTERNATIONAL FUND
                            STATEMENT OF NET ASSETS
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK -- 97.8%
AUSTRALIA -- 1.0%
Westpac Banking Corp.                                142,000       $  2,149,977
                                                                   ------------
BRAZIL -- 1.7%
Petroleo Brasileiro S.A. ADRa                         69,000          3,596,970
                                                                   ------------
CANADA -- 2.2%
Alcan, Inc.                                           69,000          2,070,000
Celestica, Inc.*                                     201,000          2,693,400
                                                                   ------------
                                                                      4,763,400
                                                                   ------------
CHINA -- 1.0%
Denway Motors, Ltd.                                5,692,000          2,018,433
                                                                   ------------
FINLAND -- 2.6%
Nokia Oyj                                            173,000          2,878,568
Tietoenator Oyj                                       86,500          2,625,350
                                                                   ------------
                                                                      5,503,918
                                                                   ------------
FRANCE -- 11.4%
Axa S.A                                              136,750          3,404,712
BNP Paribas S.A                                       45,000          3,073,498
Carrefour S.A                                         67,000          3,240,291
Groupe Danone                                         34,000          2,978,949
Schneider Electric S.A                                30,200          2,270,994
STMicroelectronics N.V                               148,000          2,358,712
Suez S.A                                              87,100          2,354,339
Total S.A                                             19,200          4,492,741
                                                                   ------------
                                                                     24,174,236
                                                                   ------------
GERMANY -- 8.7%
Adidas-Salomon A.G                                    15,000          2,502,103
Deutsche Bank A.G                                     50,000          3,893,023
E.On A.G                                              49,500          4,394,287
Fresenius Medical Care A.G                            28,500          2,426,001
Linde A.G                                             32,000          2,154,052
Schering A.G                                          51,000          3,133,515
                                                                   ------------
                                                                     18,502,981
                                                                   ------------
HONG KONG -- 4.7%
HSBC Holdings P.L.C                                  253,901          4,058,333
Hutchison Whampoa, Ltd.                              287,000          2,583,129
Johnson Electric Holdings, Ltd.                    3,755,000          3,440,117
                                                                   ------------
                                                                     10,081,579
                                                                   ------------
INDONESIA -- 1.0%
PT Indonesian Satellite Corp. TBK                  3,900,000          2,203,216
                                                                   ------------
ITALY -- 3.2%
ENI S.P.A                                            172,000          4,419,497
Saipem S.P.A                                         171,000          2,299,709
                                                                   ------------
                                                                      6,719,206
                                                                   ------------
JAPAN -- 18.9%
Asahi Glass Co., Ltd.                                342,000          3,573,878
Bank of Yokohama, Ltd.                               239,000          1,373,063
Canon, Inc.                                           77,000          4,035,919
JS Group Corp.                                       155,000          2,618,746
Kawasaki Heavy Industries, Ltd.                    1,695,000          3,244,406
Kyushu Electric Power Co., Inc.                           90              1,954


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
JAPAN (CONTINUED)
Marubeni Corp.                                       779,000       $  2,656,064
NEC Corp.                                            422,000          2,269,558
Nissan Motor Co., Ltd.                               258,000          2,550,599
Pioneer Corp.                                        181,000          2,734,589
Shionogi & Co., Ltd.                                 179,000          2,300,030
Sony Corp.                                            82,000          2,814,945
Sumitomo Trust & Banking Co., Ltd.                   716,000          4,332,951
Takeda Pharmaceutical Co., Ltd.                       64,000          3,164,660
World Co., Ltd.                                       74,000          2,583,058
                                                                   ------------
                                                                     40,254,420
                                                                   ------------
KOREA -- 3.1%
LG Chem, Ltd.                                         55,000          2,006,487
Samsung Electronics Co., Ltd.                          5,300          2,510,056
Shinsegae Co., Ltd.                                    6,500          2,039,150
                                                                   ------------
                                                                      6,555,693
                                                                   ------------
NETHERLANDS -- 5.6%
ABN AMRO Holdings N.V                                139,127          3,418,051
Akzo Nobel N.V                                        61,200          2,406,617
ING Groep N.V                                        133,000          3,738,278
Philips Electronics N.V                               94,500          2,380,294
                                                                   ------------
                                                                     11,943,240
                                                                   ------------
RUSSIA -- 1.1%
LUKOIL ADR                                            64,000          2,353,920
                                                                   ------------
SINGAPORE -- 2.4%
DBS Group Holdings, Ltd.                             355,000          3,003,521
Singapore Airlines, Ltd.                             300,000          1,989,907
                                                                   ------------
                                                                      4,993,428
                                                                   ------------
SPAIN -- 3.4%
Banco Santander Central Hispano S.A                  265,000          3,067,957
Telefonica Moviles S.A                               397,152          4,185,207
                                                                   ------------
                                                                      7,253,164
                                                                   ------------
SWITZERLAND -- 8.6%
ABB, Ltd.*                                           430,000          2,782,887
Ciba Specialty Chemicals A.G                          34,500          2,006,090
Credit Suisse Group                                   83,000          3,253,403
Lonza Group A.G                                       63,000          3,480,144
Nestle S.A                                            12,788          3,266,858
Novartis A.G                                          52,500          2,492,524
Serono S.A                                             1,430            915,329
                                                                   ------------
                                                                     18,197,235
                                                                   ------------
UNITED KINGDOM -- 17.2%
AstraZeneca P.L.C                                     85,500          3,524,963
Compass Group P.L.C                                  831,000          3,479,820
GlaxoSmithKline P.L.C                                180,152          4,353,101
Group 4 Securicor P.L.C                              900,000          2,362,827
HBOS P.L.C                                           243,551          3,744,502
ICAP P.L.C                                           115,520            613,143
Kingfisher P.L.C                                     517,908          2,272,147
Lloyds TSB Group P.L.C                               411,263          3,473,120
Rolls-Royce P.L.C.-B*c                            22,250,000             39,865
Royal Bank of Scotland Group P.L.C                   110,031          3,312,907


                       See Notes to Financial Statements.

                       HARRIS INSIGHT INTERNATIONAL FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
UNITED KINGDOM (CONTINUED)
Signet Group P.L.C                                   990,000       $  1,924,223
Standard Chartered P.L.C                             120,000          2,186,230
Unilever P.L.C                                       230,000          2,212,712
Vodafone Group P.L.C                               1,297,249          3,153,946
                                                                   ------------
                                                                     36,653,506
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $176,238,616)                                               207,918,522
                                                                   ------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)
--------------                         --------      -------
U.S. TREASURY OBLIGATIONS -- 1.6%
U.S. Treasury Bills
  (Cost $3,529,935)
    2.810%                             09/15/05      $ 3,551          3,528,597
                                                                   ------------


                                                     SHARES
                                                   ---------
TEMPORARY INVESTMENTS -- 1.7%
Galaxy Institutional Money Market Fund
  (Cost $3,539,257)                                3,539,257          3,539,257
                                                                   ------------
CURRENCY -- 0.0%
Euro Currency
  (Cost $2)                                                2                  2
                                                                   ------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)
--------------                         --------      -------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 1.2%
TIME DEPOSITS -- 1.0%
Credit Suisse First Boston
    3.375%                             07/01/05      $   480            480,105
Societe Generale
    3.375%                             07/01/05          104            103,994
Westdeutsche Landesbank A.G.
    3.400%                             07/01/05        1,440          1,440,316
                                                                   ------------
                                                                      2,024,415
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 0.2%
Merrill Lynch & Co., Inc. Master Notes
    3.537%                             07/05/05          480            480,105
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $2,504,520)                                                   2,504,520
                                                                   ------------
TOTAL INVESTMENTS -- 102.3%
  (Cost $185,812,330)                                               217,490,898
                                                                   ------------


                                                                      VALUE+
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (2.3%)
Dividends receivable and other assets                              $    781,573
Receivable for securities sold                                        1,650,121
Receivable for capital stock sold                                        28,613
Payable upon return of collateral on securities loaned               (2,504,520)
Payable for securities purchased                                     (4,455,237)
Payable for capital stock redeemed                                     (111,381)
Investment advisory fee payable                                        (185,876)
Administration fees payable                                             (25,570)
Service plan fees payable                                                  (522)
Accrued expenses                                                        (35,520)
                                                                   ------------
                                                                     (4,858,319)
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 13,671,493 Institutional Shares,
  159,456 N Shares, and 7,769 A Shares of
  beneficial interest outstanding, $.001 par
  value (indefinite number of shares has
  been authorized for each class of shares
  of the Fund) (Note 8)                                            $212,632,579
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($210,067,832/13,671,493)                                              $15.37
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($2,449,455/159,456)                                 $15.36
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($115,292/7,769)                                           $14.84
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($14.84/0.945) (NOTE 5)                                    $15.70
                                                                         ======


---------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $186,052,140
                                                                   ============
    Gross Appreciation                                             $ 36,118,176
    Gross Depreciation                                               (4,679,418)
                                                                   ------------
    Net Appreciation                                               $ 31,438,758
                                                                   ============

+   See Note 2a to the Financial Statements.
*   Non-income producing security.
a Total or partial security on loan. At June 30, 2005, the total market value of the portfolio's securities on loan is $2,417,789, and the total market value of the collateral held by the portfolio is $2,504,520.
c Security fair valued using methods determined in good faith by the Pricing Committee of the Board of Trustees.
ADR -- American Depositary Receipt.


                       See Notes to Financial Statements.

                       HARRIS INSIGHT INTERNATIONAL FUND
                  STATEMENT OF NET ASSETS BY SECTOR ALLOCATION
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

Airlines                                           0.9%
Automobiles                                        2.1%
Banks                                             17.5%
Biotechnology                                      0.4%
Building Products                                  2.9%
Chemicals                                          5.7%
Commercial Services & Supplies                     1.1%
Communications Equipment                           1.4%
Computers & Peripherals                            1.1%
Diversified Financials                             5.5%
Diversified Telecommunication Services             1.0%
Electric Utilities                                 2.1%
Electrical Equipment                               4.0%
Electronic Equipment & Instruments                 1.3%
Energy Equipment & Services                        1.1%
Food & Drug Retailing                              2.5%
Food Products                                      4.0%
Health Care Providers & Services                   1.1%
Hotels, Restaurants & Leisure                      1.6%
Household Durables                                 3.7%
Industrial Conglomerates                           1.2%
Insurance                                          1.6%
IT Consulting & Services                           1.2%
Machinery                                          1.5%
Metals & Mining                                    1.0%
Multi-Utilities                                    1.1%
Office Electronics                                 1.9%
Oil & Gas                                          7.0%
Pharmaceuticals                                    8.9%
Semiconductor Equipment & Products                 2.3%
Specialty Retail                                   2.0%
Textiles & Apparel                                 2.4%
Trading Companies & Distributors                   1.3%
Wireless Telecommunication Services                3.4%
Cash, Cash Equivalents & Other Assets              2.2%


                       See Notes to Financial Statements.

                      HARRIS INSIGHT SMALL-CAP GROWTH FUND
                            STATEMENT OF NET ASSETS
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK -- 97.8%
AEROSPACE & DEFENSE -- 1.7%
Aviall, Inc.*                                          5,730       $    181,011
                                                                   ------------
BANKS -- 3.2%
Central Pacific Financial Corp.                        1,680             59,808
Hanmi Financial Corp.                                  5,900             98,530
Prosperity Bancshares, Inc.                            6,380            182,532
                                                                   ------------
                                                                        340,870
                                                                   ------------
BEVERAGES -- 1.2%
Hansen Natural Corp.*a                                 1,480            125,386
                                                                   ------------
BIOTECHNOLOGY -- 2.0%
LifeCell Corp.*                                        9,760            154,306
Meridian Bioscience, Inc.                              3,100             58,745
                                                                   ------------
                                                                        213,051
                                                                   ------------
CHEMICALS -- 1.5%
RPM International, Inc.                                5,710            104,264
W.R. Grace & Co.*                                      6,920             53,907
                                                                   ------------
                                                                        158,171
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 3.6%
Corporate Executive Board Co.                          1,910            149,610
Layne Christensen Co.*                                 2,610             51,848
McGrath Rentcorp                                       2,700             63,990
Navigant Consulting, Inc.*                             6,900            121,854
                                                                   ------------
                                                                        387,302
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 1.1%
AudioCodes, Ltd.*                                     12,310            122,484
                                                                   ------------
COMPUTERS & PERIPHERALS -- 1.2%
Stratasys, Inc.*                                       3,900            127,452
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 2.5%
Perini Corp.*                                          7,740            127,091
Walter Industries, Inc.a                               3,400            136,680
                                                                   ------------
                                                                        263,771
                                                                   ------------
DIVERSIFIED FINANCIALS -- 3.5%
CompuCredit Corp.*a                                    2,680             91,870
Nationwide Health Properties, Inc.                     5,000            118,050
Nelnet, Inc. Class A*                                  5,110            170,010
                                                                   ------------
                                                                        379,930
                                                                   ------------
DIVERSIFIED TELECOMMUNICATIONS SERVICES -- 1.8%
Aspect Communications Corp.*                           9,510            106,798
Premiere Global Services, Inc.*                        7,780             87,836
                                                                   ------------
                                                                        194,634
                                                                   ------------
ELECTRIC UTILITIES -- 1.3%
El Paso Electric Co.*                                  6,940            141,923
                                                                   ------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.9%
Skyworks Solutions, Inc.*                             20,930       $    154,254
Teledyne Technologies, Inc.*                           5,680            185,055
Trimble Navigation, Ltd.*                              4,790            186,666
                                                                   ------------
                                                                        525,975
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 3.4%
Headwaters, Inc.*a                                     5,780            198,716
Hydril*                                                3,090            167,942
                                                                   ------------
                                                                        366,658
                                                                   ------------
FOOD & DRUG RETAILING -- 2.3%
Provide Commerce, Inc.*                                2,860             61,747
USANA Health Sciences, Inc.*                           4,280            181,044
                                                                   ------------
                                                                        242,791
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.7%
Alliance Imaging, Inc.*                                5,000             52,300
Dade Behring Holdings, Inc.                            1,610            104,666
HealthTronics, Inc.*                                   3,100             40,269
Immucor, Inc.*a                                        2,700             78,165
Laserscope*                                            2,140             88,682
Merit Medical Systems, Inc.*                           4,840             74,584
Molecular Devices Corp.*                               5,450            117,884
West Pharmaceutical Services, Inc.                     2,140             60,027
                                                                   ------------
                                                                        616,577
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 9.1%
America Service Group, Inc.*                           2,140             33,919
Chemed Corp.                                           4,600            188,048
Covance, Inc.*                                         1,080             48,459
Genesis HealthCare Corp.*                                900             41,652
Gentiva Health Services, Inc.*                         6,920            123,591
Lifeline Systems, Inc.*                                1,680             53,962
Matria Healthcare, Inc.*                               1,700             54,791
PolyMedica Corp.                                       3,360            119,818
PSS World Medical, Inc.*                              16,500            205,425
Ventiv Health, Inc.*                                   5,750            110,860
                                                                   ------------
                                                                        980,525
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
CKE Restaurants, Inc.                                  2,230             31,041
P.F. Chang's China Bistro, Inc.*                       1,020             60,160
Texas Roadhouse, Inc. Class A*                         2,160             75,060
                                                                   ------------
                                                                        166,261
                                                                   ------------
HOUSEHOLD DURABLES -- 0.7%
Meritage Homes Corp.*                                  1,000             79,500
                                                                   ------------
INSURANCE -- 3.8%
AmerUs Group Co.a                                      3,430            164,811
Commerce Group, Inc.                                   1,870            116,146
LandAmerica Financial Group, Inc.                      1,200             71,244
UICI                                                   2,050             61,029
                                                                   ------------
                                                                        413,230
                                                                   ------------


                       See Notes to Financial Statements.

                      HARRIS INSIGHT SMALL-CAP GROWTH FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
INTERNET & CATALOG RETAIL -- 0.8%
Coldwater Creek, Inc.*                                 3,470       $     86,438
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 5.3%
Activision, Inc.*                                      7,453            123,124
Ask Jeeves, Inc.*                                      3,070             92,683
Digital River, Inc.*                                   5,740            182,245
eCollege.com, Inc.*                                    8,410            100,079
InfoSpace, Inc.*a                                      2,140             70,470
                                                                   ------------
                                                                        568,601
                                                                   ------------
IT CONSULTING & SERVICES -- 2.5%
Agilysys, Inc.                                        10,780            169,246
SRA International, Inc. Class A*                       2,800             97,216
                                                                   ------------
                                                                        266,462
                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.1%
Jacuzzi Brands, Inc.*                                  7,860             84,338
Marine Products Corp.                                  1,950             28,372
                                                                   ------------
                                                                        112,710
                                                                   ------------
MACHINERY -- 2.5%
Actuant Corp. Class A*                                 3,880            186,007
Gardner Denver, Inc.*                                  2,220             77,878
                                                                   ------------
                                                                        263,885
                                                                   ------------
METALS & MINING -- 3.3%
Alliance Resource Partners L.P.                          970             71,780
Joy Global, Inc.                                       4,760            159,888
NS Group, Inc.*                                        3,100            100,781
Wheeling-Pittsburgh Corp.*                             1,400             21,532
                                                                   ------------
                                                                        353,981
                                                                   ------------
OIL & GAS -- 3.3%
Giant Industries, Inc.*                                3,150            113,400
Grey Wolf, Inc.*                                      22,980            170,282
PetroQuest Energy, Inc.*                              10,250             67,342
                                                                   ------------
                                                                        351,024
                                                                   ------------
PERSONAL PRODUCTS -- 3.6%
Chattem, Inc.*                                         2,610            108,054
Mannatech, Inc.a                                       2,930             55,729
Steiner Leisure, Ltd.*                                 5,950            220,566
                                                                   ------------
                                                                        384,349
                                                                   ------------
PHARMACEUTICALS -- 0.6%
SFBC International, Inc.*                              1,660             64,126
                                                                   ------------
REAL ESTATE -- 0.9%
Innkeepers USA Trust                                   3,160             47,210
New Century Financial Corp.a                             990             50,936
                                                                   ------------
                                                                         98,146
                                                                   ------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 4.6%
Micrel, Inc.*                                          5,990       $     69,005
Microsemi Corp.*                                      11,070            208,116
MIPS Technologies, Inc.*                              22,850            164,520
Silicon Image, Inc.*                                   5,590             57,353
                                                                   ------------
                                                                        498,994
                                                                   ------------
SOFTWARE -- 5.7%
ANSYS, Inc.*                                           5,020            178,260
Jack Henry & Associates, Inc.                          4,560             83,493
Quality Systems, Inc.*                                 2,900            137,402
RSA Security, Inc.*                                    4,100             47,068
TALX Corp.                                             2,900             83,839
Ulticom, Inc.*                                         7,660             81,273
                                                                   ------------
                                                                        611,335
                                                                   ------------
SPECIALTY RETAIL -- 4.5%
Cato Corp. Class A                                     2,940             60,711
Charming Shoppes, Inc.*a                              10,050             93,766
Dick's Sporting Goods, Inc.*a                          3,550            136,995
Genesco, Inc.*                                         2,130             79,002
PETCO Animal Supplies, Inc.*                           3,070             90,012
PetMed Express, Inc.*                                  3,600             27,756
                                                                   ------------
                                                                        488,242
                                                                   ------------
TEXTILES & APPAREL -- 3.0%
Deckers Outdoor Corp.*a                                2,420             59,532
Fossil, Inc.*                                          2,440             55,388
Quiksilver, Inc.*                                     13,180            210,616
                                                                   ------------
                                                                        325,536
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $9,252,155)                                                  10,501,331
                                                                   ------------
TEMPORARY INVESTMENTS -- 2.2%
Goldman Sachs Financial Square
  Money Market Portfolio                             236,712            236,712
JPMorgan Prime Money Market Fund                       1,756              1,756
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $238,468)                                                       238,468
                                                                   ------------


                       See Notes to Financial Statements.

                      HARRIS INSIGHT SMALL-CAP GROWTH FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)            VALUE+
--------------                         --------      -------       ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 11.7%
COMMERCIAL PAPER -- 1.4%
Victory Receivable
    3.309%                             07/27/05      $   151       $    150,589
                                                                   ------------
TIME DEPOSITS -- 7.8%
Credit Suisse First Boston
    3.375%                             07/01/05          194            194,120
Societe Generale
    3.375%                             07/01/05           64             64,464
Westdeutsche Landesbank A.G.
    3.400%                             07/01/05          582            582,361
                                                                   ------------
                                                                        840,945
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 2.5%
Lehman Brothers Holdings, Inc.
    3.497%                             10/28/05           73             73,365
Merrill Lynch & Co., Inc.
  Master Notes
    3.537%                             07/05/05          194            194,121
                                                                   ------------
                                                                        267,486
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $1,259,020)                                                   1,259,020
                                                                   ------------
TOTAL INVESTMENTS -- 111.7%
  (Cost $10,749,643)                                                 11,998,819
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (11.7%)
Dividends receivable and other assets                                    11,860
Payable upon return of collateral on securities loaned               (1,259,020)
Investment advisory fee payable                                          (3,781)
Administration fees payable                                              (1,264)
Accrued expenses                                                           (953)
                                                                   ------------
                                                                     (1,253,158)
                                                                   ------------


                                                                       VALUE+
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 815,181 Institutional Shares
  of beneficial interest outstanding, $.001
  par value (indefinite number of shares
  has been authorized for each class of
  shares of the Fund) (Note 8)                                     $ 10,745,661
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE ($10,745,661/815,181)                    $13.18
                                                                         ======

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                           $10,799,730
                                                                    ===========
    Gross Appreciation                                              $ 1,399,156
    Gross Depreciation                                                 (200,067)
                                                                    -----------
    Net Appreciation                                                $ 1,199,089
                                                                    ===========

+   See Note 2a to the Financial Statements.
*   Non-income producing security.
a Total or partial security on loan. At June 30, 2005, the total market value of the portfolio's securities on loan is $1,213,754, and the total market value of the collateral held by the portfolio is $1,259,020.


                       See Notes to Financial Statements.

                   HARRIS INSIGHT SMALL-CAP OPPORTUNITY FUND
                            STATEMENT OF NET ASSETS
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK -- 99.6%
AEROSPACE & DEFENSE -- 0.5%
Aviall, Inc.*                                        108,500       $  3,427,515
                                                                   ------------
BANKS -- 3.6%
Corus Bankshares, Inc.                               109,500          6,076,155
East West Bancorp, Inc.                              180,000          6,046,200
Hanmi Financial Corp.                                 84,200          1,406,140
Republic Bancorp, Inc.                               120,720          1,808,386
Texas Regional Bancshares, Inc. Class A               93,950          2,863,596
Wintrust Financial Corp.                              90,800          4,753,380
                                                                   ------------
                                                                     22,953,857
                                                                   ------------
BUILDING PRODUCTS -- 1.8%
Genlyte Group, Inc.*                                  73,700          3,592,138
USG Corp.*a                                          192,700          8,189,750
                                                                   ------------
                                                                     11,781,888
                                                                   ------------
CASINOS -- 1.0%
Penn National Gaming, Inc.*                          181,800          6,635,700
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
Corporate Executive Board Co.a                        44,800          3,509,184
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 1.9%
Comtech Telecommunications Corp.*                    206,800          6,747,884
Sonus Networks, Inc.*a                             1,121,140          5,359,049
                                                                   ------------
                                                                     12,106,933
                                                                   ------------
COMPUTERS & PERIPHERALS -- 2.8%
Hutchinson Technology, Inc.*a                        204,200          7,863,742
Intergraph Corp.*a                                   290,100          9,996,846
                                                                   ------------
                                                                     17,860,588
                                                                   ------------
CONSTRUCTION MATERIALS -- 0.4%
Florida Rock Industries, Inc.                         37,800          2,772,630
                                                                   ------------
CONTAINERS & PACKAGING -- 0.8%
Silgan Holdings, Inc.                                 94,500          5,314,680
                                                                   ------------
DIVERSIFIED FINANCIALS -- 3.0%
Accredited Home Lenders Holding Co.*a                118,700          5,222,800
Arch Capital Group, Ltd.*                             79,100          3,563,455
CompuCredit Corp.*a                                  161,900          5,549,932
Nelnet, Inc. Class A*                                 76,200          2,535,174
Saxon Capital, Inc.                                  123,200          2,103,024
                                                                   ------------
                                                                     18,974,385
                                                                   ------------
ELECTRICAL EQUIPMENT -- 2.9%
Energy Conversion Devices, Inc.*                     129,690          2,902,462
NorthWestern Corp.                                   201,900          6,363,888
Thomas & Betts Corp.*                                200,900          5,673,416
Woodward Governor Co.                                 41,100          3,453,633
                                                                   ------------
                                                                     18,393,399
                                                                   ------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.8%
Anixter International, Inc.*                         141,000       $  5,240,970
Itron, Inc.*                                         225,300         10,066,404
Multi-Fineline Electronix, Inc.*                     115,100          2,117,840
PortalPlayer, Inc.*a                                 124,400          2,590,008
Teledyne Technologies, Inc.*                         134,500          4,382,010
                                                                   ------------
                                                                     24,397,232
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 0.9%
Headwaters, Inc.*a                                   165,300          5,683,014
                                                                   ------------
FOOD & DRUG RETAILING -- 0.5%
Nash Finch Co.                                        85,800          3,152,292
                                                                   ------------
FOOD PRODUCTS -- 1.7%
Corn Products International, Inc.                    237,600          5,645,376
Gold Kist, Inc.*                                      38,800            837,304
Pilgrim's Pride Corp.a                               137,600          4,696,288
                                                                   ------------
                                                                     11,178,968
                                                                   ------------
GAS UTILITIES -- 1.1%
AGL Resources, Inc.                                   68,300          2,639,795
Atmos Energy Corp.                                   145,800          4,199,040
                                                                   ------------
                                                                      6,838,835
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 9.2%
AngioDynamics, Inc.*                                  87,400          1,900,076
CONMED Corp.*                                         92,400          2,843,148
Cooper Cos., Inc.                                     39,400          2,397,884
Dade Behring Holdings, Inc.                           47,100          3,061,971
Foxhollow Technologies, Inc.*a                       160,300          6,134,681
Gen-Probe, Inc.*                                     165,300          5,988,819
Haemonetics Corp.*                                   114,900          4,669,536
Hologic, Inc.*a                                      115,100          4,575,225
Immucor, Inc.*                                       128,050          3,707,047
Intuitive Surgical, Inc.*                            158,800          7,406,432
Palomar Medical Technologies, Inc.*                  152,100          3,638,232
Sybron Dental Specialties, Inc.*                     147,500          5,548,950
Ventana Medical Systems, Inc.*                        78,800          3,170,124
West Pharmaceutical Services, Inc.                   137,200          3,848,460
                                                                   ------------
                                                                     58,890,585
                                                                   ------------
HEALTH CARE PROVIDERS & SERVICES -- 9.9%
Amedisys, Inc.*                                       81,000          2,979,180
AMERIGROUP Corp.*                                    268,600         10,797,720
Chemed Corp.                                         103,800          4,243,344
Genesis HealthCare Corp.*                            144,200          6,673,576
LCA-Vision, Inc.                                     113,300          5,490,518
Matria Healthcare, Inc.*                              81,900          2,639,637
Psychiatric Solutions, Inc.*                         119,900          5,840,329
Sierra Health Services, Inc.*                        179,800         12,848,508
Ventiv Health, Inc.*                                 443,750          8,555,500
WellCare Health Plans, Inc.*                         106,900          3,796,019
                                                                   ------------
                                                                     63,864,331
                                                                   ------------


                       See Notes to Financial Statements.

                   HARRIS INSIGHT SMALL-CAP OPPORTUNITY FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
HOTELS, RESTAURANTS & LEISURE -- 1.5%
Jack in the Box, Inc.*                               254,400       $  9,646,848
                                                                   ------------
HOUSEHOLD DURABLES -- 2.6%
Meritage Homes Corp.*                                111,800          8,888,100
Toro Co.                                             194,400          7,505,784
                                                                   ------------
                                                                     16,393,884
                                                                   ------------
INSURANCE -- 4.2%
Commerce Group, Inc.                                 137,300          8,527,703
Delphi Financial Group, Inc. Class A                  48,600          2,145,690
Fremont General Corp.                                252,800          6,150,624
LandAmerica Financial Group, Inc.                    132,800          7,884,336
Max Re Capital, Ltd.                                  99,000          2,267,100
                                                                   ------------
                                                                     26,975,453
                                                                   ------------
INTERNET & CATALOG RETAIL -- 1.0%
Coldwater Creek, Inc.*                               264,850          6,597,414
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 5.5%
Digital River, Inc.*                                 311,700          9,896,475
InfoSpace, Inc.*a                                    129,600          4,267,728
Tessera Technologies, Inc.*                          230,100          7,687,641
TriZetto Group, Inc.*                                345,700          4,843,257
ValueClick, Inc.*                                    676,100          8,336,313
                                                                   ------------
                                                                     35,031,414
                                                                   ------------
IT CONSULTING & SERVICES -- 0.9%
Agilysys, Inc.                                       116,400          1,827,480
SRA International, Inc. Class A*                     116,700          4,051,824
                                                                   ------------
                                                                      5,879,304
                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 2.6%
JAKKS Pacific, Inc.*                                 431,000          8,279,510
Marvel Enterprises, Inc.*a                           200,900          3,961,748
RC2 Corp.*                                           123,986          4,658,154
                                                                   ------------
                                                                     16,899,412
                                                                   ------------
MACHINERY -- 1.3%
A.S.V., Inc.*                                        116,700          4,731,018
Reliance Steel & Aluminum Co.                        103,800          3,847,866
                                                                   ------------
                                                                      8,578,884
                                                                   ------------
MEDIA -- 1.6%
R.H. Donnelley Corp.*                                163,600         10,139,928
                                                                   ------------
METALS & MINING -- 3.2%
Alliance Resource Partners L.P.                       34,400          2,545,600
Commercial Metals Co.                                302,900          7,215,078
Metal Management, Inc.                               246,300          4,765,905
Natural Resource Partners L.P.a                       50,200          2,911,098
Oregon Steel Mills, Inc.*                            167,000          2,874,070
                                                                   ------------
                                                                     20,311,751
                                                                   ------------
OFFICE ELECTRONICS -- 0.8%
THQ, Inc.*a                                          165,300          4,838,331
                                                                   ------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
OIL & GAS -- 4.9%
Edge Petroleum Corp.*                                132,800       $  2,074,336
Giant Industries, Inc.*                              119,900          4,316,400
Grey Wolf, Inc.*                                     750,300          5,559,723
Meridian Resource Corp.*                             350,000          1,673,000
OMI Corp.                                            256,000          4,866,560
Tesoro Corp.                                         134,500          6,256,940
TransGlobe Energy Corp.*                             505,400          3,340,694
TransMontaigne, Inc.*                                324,100          3,403,050
                                                                   ------------
                                                                     31,490,703
                                                                   ------------
PAPER & FOREST PRODUCTS -- 1.2%
Potlatch Corp.                                       150,600          7,880,898
                                                                   ------------
PERSONAL PRODUCTS -- 0.6%
Chattem, Inc.*                                        92,400          3,825,360
                                                                   ------------
REAL ESTATE -- 4.4%
American Home Mortgage Investment Corp.              257,400          8,998,704
Luminent Mortgage Capital, Inc.                      411,300          4,437,927
MFA Mortgage Investments, Inc.                       238,100          1,773,845
New Century Financial Corp.a                          99,600          5,124,420
Redwood Trust, Inc.a                                 158,800          8,194,080
                                                                   ------------
                                                                     28,528,976
                                                                   ------------
ROAD & RAIL -- 1.8%
Dollar Thrifty Automotive Group, Inc.*               216,500          8,222,670
GATX Corp.a                                           94,200          3,249,900
                                                                   ------------
                                                                     11,472,570
                                                                   ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.8%
MIPS Technologies, Inc.*                             180,000          1,296,000
Netlogic Microsystems, Inc.*a                        193,150          3,424,550
Photronics, Inc.*                                    384,100          8,964,894
Sigmatel, Inc.*                                      242,700          4,164,732
                                                                   ------------
                                                                     17,850,176
                                                                   ------------
SOFTWARE -- 4.1%
ANSYS, Inc.*                                         184,500          6,551,595
Blackboard, Inc.*                                     98,800          2,363,296
MicroStrategy, Inc. Class A*a                        163,900          8,693,256
Transaction Systems Architects, Inc. Class A*        228,500          5,627,955
Verint Systems, Inc.*                                 92,400          2,971,584
                                                                   ------------
                                                                     26,207,686
                                                                   ------------
SPECIALTY RETAIL -- 3.9%
Aeropostale, Inc.*                                   298,000         10,012,800
Children's Place Retail Stores, Inc.*                185,100          8,638,617
Genesco, Inc.*                                       178,300          6,613,147
                                                                   ------------
                                                                     25,264,564
                                                                   ------------
TEXTILES & APPAREL -- 3.1%
Guess?, Inc.*                                        230,900          3,828,322
Phillips-Van Heusen Corp.                            251,900          8,234,611
Quiksilver, Inc.*                                    508,900          8,132,222
                                                                   ------------
                                                                     20,195,155
                                                                   ------------


                       See Notes to Financial Statements.

                   HARRIS INSIGHT SMALL-CAP OPPORTUNITY FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
TOBACCO -- 1.2%
Loews Corp. - Carolina Group                         239,800       $  7,990,136
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $511,053,202)                                               639,734,863
                                                                   ------------
TEMPORARY INVESTMENTS -- 0.7%
Dreyfus Cash Management Plus #719                        923                923
Goldman Sachs Financial Square
  Money Market Portfolio                           4,556,295          4,556,295
JPMorgan Prime Money Market Fund                       5,416              5,416
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $4,562,634)                                                   4,562,634
                                                                   ------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)
--------------                         --------      -------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 10.3%
COMMERCIAL PAPER -- 1.1%
Skandinaviska Enskilda
  Banken AB
    3.210%                             01/17/06      $ 3,937          3,936,569
Victory Receivable
    3.309%                             07/27/05        2,836          2,828,637
                                                                   ------------
                                                                      6,765,206
                                                                   ------------
TIME DEPOSITS -- 7.4%
Credit Suisse First Boston
    3.375%                             07/01/05       11,234         11,233,701
Societe Generale
    3.375%                             07/01/05        2,814          2,813,694
Westdeutsche Landesbank A.G.
    3.400%                             07/01/05       33,701         33,701,103
                                                                   ------------
                                                                     47,748,498
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 1.8%
Merrill Lynch & Co., Inc.
  Master Notes
    3.537%                             07/05/05       11,234         11,233,701
Morgan Stanley
    3.507%                             12/19/05          604            603,522
                                                                   ------------
                                                                     11,837,223
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $66,350,927)                                                 66,350,927
                                                                   ------------
TOTAL INVESTMENTS -- 110.6%
  (Cost $581,966,763)                                               710,648,424
                                                                   ------------


                                                                       VALUE+
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (10.6%)
Dividends receivable and other assets                              $    566,432
Receivable for securities sold                                          121,405
Receivable for capital stock sold                                       430,006
Payable upon return of collateral on securities loaned              (66,350,927)
Payable for securities purchased                                     (1,832,270)
Payable for capital stock redeemed                                     (652,109)
Dividends payable                                                          (187)
Investment advisory fee payable                                        (402,401)
Administration fees payable                                             (83,449)
Service plan fees payable                                               (28,428)
Accrued expenses                                                        (40,083)
                                                                   ------------
                                                                    (68,272,011)
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 21,590,893 Institutional Shares,
  4,956,692 N Shares, and 794,819 A Shares
  of beneficial interest outstanding, $.001 par
  value (indefinite number of shares has been
  authorized for each class of shares of the
  Fund) (Note 8)                                                   $642,376,413
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER INSTITUTIONAL SHARE
  ($510,004,057/21,590,893)                                              $23.62
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($114,097,898/4,956,692)                             $23.02
                                                                         ======
NET ASSET VALUE AND REDEMPTION PRICE
  PER A SHARE ($18,274,458/794,819)                                      $22.99
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($22.99/0.945) (NOTE 5)                                    $24.33
                                                                         ======


---------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $582,203,181
                                                                   ============
    Gross Appreciation                                             $148,069,638
    Gross Depreciation                                              (19,624,395)
                                                                  -------------
    Net Appreciation                                               $128,445,243
                                                                   ============

+   See Note 2a to the Financial Statements.
*   Non-income producing security.
a Total or partial security on loan. At June 30, 2005, the total market value of the portfolio's securities on loan is $64,032,686, and the total market value of the collateral held by the portfolio is $66,350,927.


                       See Notes to Financial Statements.

                      HARRIS INSIGHT SMALL-CAP VALUE FUND
                            STATEMENT OF NET ASSETS
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK -- 99.0%
AEROSPACE & DEFENSE -- 0.6%
Curtiss-Wright Corp.                                  54,560       $  2,943,512
                                                                   ------------
AUTO COMPONENTS -- 0.8%
Tenneco Automotive, Inc.*                            229,370          3,816,717
                                                                   ------------
BANKS -- 9.6%
Amegy Bancorp., Inc.                                 168,800          3,777,744
Banco Latinoamericano de Exportaciones
  S. A. Class E                                       95,260          1,709,917
Corus Bankshares, Inc.                                28,355          1,573,419
CVB Financial Corp.                                  130,450          2,567,256
East West Bancorp, Inc.                               62,100          2,085,939
First BanCorp                                         43,250          1,736,487
Flagstar Bancorp, Inc.a                              191,900          3,632,667
Hanmi Financial Corp.                                282,600          4,719,420
Independent Bank Corp.                                40,300          1,146,132
Nara Bancorp, Inc.                                   255,950          3,757,346
NBT Bancorp, Inc.                                    141,200          3,337,968
Pacific Capital Bancorp                               47,833          1,773,648
Republic Bancorp, Inc.                               247,020          3,700,360
S&T Bancorp, Inc.                                     98,300          3,548,630
United Bankshares, Inc.                              107,100          3,813,831
United Community Banks, Inc.                          48,300          1,256,766
                                                                   ------------
                                                                     44,137,530
                                                                   ------------
CASINOS -- 2.3%
Ameristar Casinos, Inc.                              185,200          4,831,868
Shuffle Master, Inc.*a                               210,950          5,912,928
                                                                   ------------
                                                                     10,744,796
                                                                   ------------
CHEMICALS -- 1.1%
Airgas, Inc.                                          83,825          2,067,963
Terra Industries, Inc.*                              443,000          3,016,830
                                                                   ------------
                                                                      5,084,793
                                                                   ------------
COMMERCIAL SERVICES & SUPPLIES -- 2.6%
Advisory Board Co.*                                   83,900          4,089,286
Banta Corp.                                          122,050          5,536,188
Mobile Mini, Inc.*                                    70,100          2,417,048
                                                                   ------------
                                                                     12,042,522
                                                                   ------------
COMMUNICATIONS EQUIPMENT -- 1.0%
ViaSat, Inc.*                                        219,200          4,456,336
                                                                   ------------
COMPUTERS & PERIPHERALS -- 1.5%
Intergraph Corp.*a                                   120,250          4,143,815
M-Systems Flash Disk Pioneers, Ltd.*                 142,900          2,739,393
                                                                   ------------
                                                                      6,883,208
                                                                   ------------
CONSTRUCTION & ENGINEERING -- 0.5%
Perini Corp.*                                        129,600          2,128,032
                                                                   ------------
CONTAINERS & PACKAGING -- 0.6%
Greif, Inc. Class A                                   43,200          2,639,520
                                                                   ------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
DISTRIBUTORS -- 2.1%
Brightpoint, Inc.*                                   250,300       $  5,554,157
Building Materials Holding Corp.                      62,829          4,353,421
                                                                   ------------
                                                                      9,907,578
                                                                   ------------
DIVERSIFIED FINANCIALS -- 7.3%
Arch Capital Group, Ltd.*                            170,680          7,689,134
CharterMac                                           207,510          4,556,920
CompuCredit Corp.*a                                  103,850          3,559,978
Corrections Corp. of America*                        148,100          5,812,925
Impac Mortgage Holdings, Inc.a                       117,100          2,183,915
Nelnet, Inc. Class A*                                 97,200          3,233,844
Westcorp                                             127,000          6,657,340
                                                                   ------------
                                                                     33,694,056
                                                                   ------------
ELECTRIC UTILITIES -- 3.0%
Cleco Corp.                                          310,000          6,686,700
El Paso Electric Co.*                                216,000          4,417,200
Westar Energy, Inc.                                  117,150          2,815,114
                                                                   ------------
                                                                     13,919,014
                                                                   ------------
ELECTRICAL EQUIPMENT -- 0.5%
Acuity Brands, Inc.                                   85,200          2,188,788
                                                                   ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.5%
Benchmark Electronics, Inc.*                         210,400          6,400,368
Checkpoint Systems, Inc.*                            129,600          2,293,920
Trimble Navigation, Ltd.*                             70,750          2,757,127
                                                                   ------------
                                                                     11,451,415
                                                                   ------------
ENERGY EQUIPMENT & SERVICES -- 1.1%
Universal Compression Holdings, Inc.*                 77,500          2,808,600
Veritas DGC, Inc.*                                    75,100          2,083,274
                                                                   ------------
                                                                      4,891,874
                                                                   ------------
FOOD & DRUG RETAILING -- 0.4%
Nash Finch Co.                                        46,800          1,719,432
                                                                   ------------
FOOD PRODUCTS -- 3.1%
Chiquita Brands International, Inc.                  330,400          9,072,784
Pilgrim's Pride Corp.a                               117,150          3,998,329
Ralcorp Holdings, Inc.*                               32,800          1,349,720
                                                                   ------------
                                                                     14,420,833
                                                                   ------------
GAS UTILITIES -- 1.6%
ONEOK, Inc.                                          110,730          3,615,335
WGL Holdings, Inc.a                                  111,500          3,750,860
                                                                   ------------
                                                                      7,366,195
                                                                   ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.6%
Arrow International, Inc.                             92,500          2,950,750
                                                                   ------------


                       See Notes to Financial Statements.

                      HARRIS INSIGHT SMALL-CAP VALUE FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
HEALTH CARE PROVIDERS & SERVICES -- 7.7%
Centene Corp.*                                        86,300       $  2,897,954
Chemed Corp.                                         170,510          6,970,449
HealthExtras, Inc.*                                  237,500          4,766,625
IDX Systems Corp.*                                   105,250          3,172,235
Option Care, Inc.                                    176,260          2,485,266
Owens & Minor, Inc.                                  138,150          4,469,152
PAREXEL International Corp.*                          92,500          1,836,125
PRA  International *                                 102,400          2,742,272
Priority Healthcare Corp. Class B*                    72,600          1,841,136
Ventiv Health, Inc.*                                 220,210          4,245,649
                                                                   ------------
                                                                     35,426,863
                                                                   ------------
HOTELS, RESTAURANTS & LEISURE -- 1.7%
Bluegreen Corp.*                                     284,500          4,953,145
Landry's Restaurants, Inc.                           103,900          3,126,351
                                                                   ------------
                                                                      8,079,496
                                                                   ------------
HOUSEHOLD DURABLES -- 1.5%
Toro Co.                                             177,100          6,837,831
                                                                   ------------
HOUSEHOLD PRODUCTS -- 0.3%
Spectrum Brands, Inc.*                                37,700          1,244,100
                                                                   ------------
INSURANCE -- 6.8%
American Equity Investment Life Holding Co.          323,490          3,843,061
AmerUs Group Co.a                                    144,000          6,919,200
LandAmerica Financial Group, Inc.                    110,900          6,584,133
Max Re Capital, Ltd.                                 182,600          4,181,540
PXRE Group, Ltd.                                     130,585          3,293,354
Stewart Information Services Corp.                    52,910          2,222,220
Universal American Financial Corp.*                  194,300          4,395,066
                                                                   ------------
                                                                     31,438,574
                                                                   ------------
INTERNET SOFTWARE & SERVICES -- 2.3%
Internet Security Systems, Inc.*                     122,500          2,485,525
Open Text Corp.*a                                    118,700          1,680,792
Websense, Inc.*                                      131,900          6,337,795
                                                                   ------------
                                                                     10,504,112
                                                                   ------------
IT CONSULTING & SERVICES -- 2.2%
Agilysys, Inc.                                       194,600          3,055,220
CIBER, Inc.*                                         426,300          3,401,874
Covansys Corp.*                                      164,235          2,110,420
Gartner, Inc. Class B*                               135,750          1,437,592
                                                                   ------------
                                                                     10,005,106
                                                                   ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
Jacuzzi Brands, Inc.*                                244,200          2,620,266
                                                                   ------------
MACHINERY -- 1.1%
Graco, Inc.                                           63,612          2,167,261
Titan International, Inc.                            193,700          2,707,926
                                                                   ------------
                                                                      4,875,187
                                                                   ------------
MARINE -- 2.2%
General Maritime Corp.                               120,750          5,119,800
Overseas Shipholding Group, Inc.a                     87,550          5,222,358
                                                                   ------------
                                                                     10,342,158
                                                                   ------------


                                                     SHARES            VALUE+
                                                    --------       ------------
COMMON STOCK (CONTINUED)
METALS & MINING -- 4.2%
Alliance Resource Partners L.P.                       51,900       $  3,840,600
Commercial Metals Co.                                268,400          6,393,288
Metal Management, Inc.                               169,000          3,270,150
NS Group, Inc.*                                      126,990          4,128,445
Olympic Steel, Inc.*                                 141,378          1,881,741
                                                                   ------------
                                                                     19,514,224
                                                                   ------------
MULTILINE RETAIL -- 2.0%
BJ's Wholesale Club, Inc.*a                          138,100          4,486,869
ShopKo Stores, Inc.*                                 191,000          4,643,210
                                                                   ------------
                                                                      9,130,079
                                                                   ------------
OIL & GAS -- 5.2%
Houston Exploration Co.*                              81,650          4,331,532
Plains Exploration & Production Co.*                 136,654          4,855,317
Stone Energy Corp.*                                  108,650          5,312,985
Tesoro Corp.                                         202,300          9,410,996
                                                                   ------------
                                                                     23,910,830
                                                                   ------------
PAPER & FOREST PRODUCTS -- 1.6%
Potlatch Corp.                                       143,170          7,492,086
                                                                   ------------
REAL ESTATE -- 6.5%
American Home Mortgage Investment Corp.              118,600          4,146,256
Brandywine Realty Trust                              124,400          3,812,860
Corporate Office Properties Trust                    171,400          5,047,730
Entertainment Properties Trust                       114,590          5,271,140
Jones Lang Lasalle, Inc.*                             88,400          3,909,932
New Century Financial Corp.a                          45,950          2,364,128
Newcastle Investment Corp.                            72,600          2,188,890
Redwood Trust, Inc.a                                  62,950          3,248,220
                                                                   ------------
                                                                     29,989,156
                                                                   ------------
ROAD & RAIL -- 3.0%
Dollar Thrifty Automotive Group, Inc.*               232,185          8,818,386
Landstar System, Inc.*                                61,500          1,852,380
UTI Worldwide, Inc.                                   43,200          3,007,584
                                                                   ------------
                                                                     13,678,350
                                                                   ------------
SOFTWARE -- 0.7%
Dendrite International, Inc.*                        219,600          3,030,480
                                                                   ------------
SPECIALTY RETAIL -- 3.4%
PETCO Animal Supplies, Inc.*                         184,650          5,413,938
United Auto Group, Inc.a                             149,250          4,447,650
United Rentals, Inc.*                                154,150          3,115,372
Zale Corp.*                                           93,200          2,953,508
                                                                   ------------
                                                                     15,930,468
                                                                   ------------
TEXTILES & APPAREL -- 3.2%
Quiksilver, Inc.*                                    441,400          7,053,572
Wolverine World Wide, Inc.                           329,500          7,911,295
                                                                   ------------
                                                                     14,964,867
                                                                   ------------
TOTAL COMMON STOCK
  (Cost $370,649,505)                                               456,401,134
                                                                   ------------


                       See Notes to Financial Statements.

                      HARRIS INSIGHT SMALL-CAP VALUE FUND
                      STATEMENT OF NET ASSETS (CONTINUED)
                           JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


                                                     SHARES            VALUE+
                                                   ---------       ------------
TEMPORARY INVESTMENTS -- 0.8%
Goldman Sachs Financial Square
  Money Market Portfolio                           3,437,433       $  3,437,433
JPMorgan Prime Money Market Fund                     251,688            251,688
                                                                   ------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $3,689,121)                                                   3,689,121
                                                                   ------------


    COUPON                                             PAR
     RATE                              MATURITY       (000)
--------------                         --------      -------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED -- 8.7%
COMMERCIAL PAPER -- 1.2%
Skandinaviska Enskilda Banken AB
    3.210%                             01/17/06      $   415            415,383
Victory Receivable
    3.309%                             07/27/05        5,061          5,047,142
                                                                   ------------
                                                                      5,462,525
                                                                   ------------
TIME DEPOSITS -- 5.7%
Credit Suisse First Boston
    3.375%                             07/01/05        6,026          6,026,491
Societe Generale
    3.375%                             07/01/05        1,998          1,998,133
Westdeutsche Landesbank A.G.
    3.400%                             07/01/05       18,079         18,079,473
                                                                   ------------
                                                                     26,104,097
                                                                   ------------
VARIABLE RATE OBLIGATIONS -- 1.8%
Merrill Lynch & Co., Inc. Master Notes
    3.537%                             07/05/05        6,026          6,026,491
Morgan Stanley
    3.517%                             01/10/06        1,315          1,315,082
Natexis Banques
    3.487%                             01/20/06        1,014          1,014,180
                                                                   ------------
                                                                      8,355,753
                                                                   ------------
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
  (Cost $39,922,375)                                                 39,922,375
                                                                   ------------
TOTAL INVESTMENTS -- 108.5%
  (Cost $414,261,001)                                               500,012,630
                                                                   ------------


                                                                       VALUE+
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- (8.5%)
Dividends receivable and other assets                              $    611,089
Receivable for securities sold                                        2,488,697
Receivable for capital stock sold                                       866,083
Payable upon return of collateral on securities loaned              (39,922,375)
Payable for securities purchased                                     (2,556,113)
Payable for capital stock redeemed                                     (280,854)
Investment advisory fee payable                                        (264,398)
Administration fees payable                                             (57,385)
Service plan fees payable                                               (23,120)
Accrued expenses                                                         (2,199)
                                                                   ------------
                                                                    (39,140,575)
                                                                   ------------
NET ASSETS -- 100.0%
Applicable to 6,820,011 Institutional Shares,
  2,141,612 N Shares, and 178,006 A Shares
  of beneficial interest outstanding, $.001 par
  value (indefinite number of shares has been
  authorized for each class of shares of the
  Fund) (Note 8)                                                   $460,872,055
                                                                   ============
NET ASSET VALUE, OFFERING, AND REDEMPTION
   PRICE PER INSTITUTIONAL SHARE
  ($344,434,942/6,820,011)                                               $50.50
                                                                         ======
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER N SHARE ($107,517,680/2,141,612)                             $50.20
                                                                         ======
NET ASSET VALUE AND REDEMPTION
  PRICE PER A SHARE ($8,919,433/178,006)                                 $50.11
                                                                         ======
MAXIMUM PUBLIC OFFERING PRICE
  PER A SHARE ($50.11/0.945) (NOTE 5)                                    $53.03
                                                                         ======


---------
The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

    Basis                                                          $414,816,227
                                                                   ============
    Gross Appreciation                                             $ 92,728,809
    Gross Depreciation                                               (7,532,406)
                                                                   ------------
    Net Appreciation                                               $ 85,196,403
                                                                   ============

+   See Note 2a to the Financial Statements.
*   Non-income producing security.
a Total or partial security on loan. At June 30, 2005, the total market value of the portfolio's securities on loan is $38,371,833, and the total market value of the collateral held by the portfolio is $39,922,375.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                                                MONEY MARKET FUNDS
                                                                                ----------------------------------------------
                                                                                 GOVERNMENT                        TAX-EXEMPT
                                                                                MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                                                    FUND             FUND             FUND
                                                                                ------------     ------------     ------------
INVESTMENT INCOME:
  Interest ..................................................................   $20,683,416      $83,596,450      $14,027,966
  Dividends .................................................................            --               --               --
  Securities lending income .................................................            --               --               --
  Foreign taxes withheld ....................................................            --               --               --
                                                                                -----------      -----------      -----------
    Total investment income .................................................    20,683,416       83,596,450       14,027,966
                                                                                -----------      -----------      -----------
EXPENSES (NOTE 2f):
  Investment advisory fee (Note 3) ..........................................       798,357        3,086,098          661,822
  Rule 12b-1 fee (Note 4) ...................................................       950,788        1,852,743          222,889
  Shareholder services fee (Note 4) .........................................     1,682,807        3,713,493          451,162
  Program fee (Note 4) ......................................................     1,943,655        3,044,477          296,966
  Transfer agency fee (Note 3) ..............................................        38,828          158,286           31,158
  Administration fee (Note 3) ...............................................       916,795        3,593,885          757,844
  Custodian fee (Note 3) ....................................................        31,849          127,189           29,122
  Trustees' and Officers' fees and expenses .................................        27,843          109,561           22,892
  Audit fee .................................................................        21,804           85,613           17,993
  Legal fee .................................................................        20,429           84,260           13,322
  Reports to shareholders ...................................................        42,787          168,061           34,796
  Registration fees .........................................................        22,759           32,347           21,940
  Miscellaneous .............................................................        64,284          264,134           78,694
                                                                                -----------      -----------      -----------
    Total expenses ..........................................................     6,562,985       16,320,147        2,640,600
                                                                                -----------      -----------      -----------
  Less investment advisory fee waived (Note 3) ..............................            --               --               --
  Less administration fee waived (Note 3) ...................................      (311,409)      (2,190,161)              --
  Less service plan fees waived (Note 4) ....................................            --         (168,949)         (21,291)
                                                                                -----------      -----------      -----------
    Net expenses ............................................................     6,251,576       13,961,037        2,619,309
                                                                                -----------      -----------      -----------
  NET INVESTMENT INCOME/(LOSS) ..............................................    14,431,840       69,635,413       11,408,657
                                                                                -----------      -----------      -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions .................................................            --          (59,770)           9,135
    Futures contracts .......................................................            --               --               --
    Foreign currency translations ...........................................            --               --               --
    Net increase for payment from affiliate (Note 3) ........................            --           31,817               --
  Net change in unrealized appreciation/(depreciation) on:
    Investments .............................................................            --               --               --
    Futures contracts .......................................................            --               --               --
    Foreign currency translations ...........................................            --               --               --
                                                                                -----------      -----------      -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ......................            --          (27,953)           9,135
                                                                                -----------      -----------      -----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ...........................   $14,431,840      $69,607,460      $11,417,792
                                                                                ===========      ===========      ===========

                                                                                                FIXED INCOME FUNDS
                                                                                -----------------------------------------------
                                                                                               HIGH YIELD      INTERMEDIATE
                                                                                    BOND          BOND        GOVERNMENT BOND
                                                                                    FUND          FUND             FUND
                                                                                -----------    -----------    ---------------
INVESTMENT INCOME:
  Interest ..................................................................   $ 4,340,433    $ 2,793,197       $845,075
  Dividends .................................................................            --            327             --
  Securities lending income .................................................         6,244         34,129          2,139
  Foreign taxes withheld ....................................................            --             --             --
                                                                                -----------    -----------       --------
    Total investment income .................................................     4,346,677      2,827,653        847,214
                                                                                -----------    -----------       --------
EXPENSES (NOTE 2f):
  Investment advisory fee (Note 3) ..........................................       584,871        171,694         92,891
  Rule 12b-1 fee (Note 4) ...................................................         1,021            207          3,473
  Shareholder services fee (Note 4) .........................................         4,280            446          6,896
  Program fee (Note 4) ......................................................            --             --             --
  Transfer agency fee (Note 3) ..............................................        17,914         11,090         21,371
  Administration fee (Note 3) ...............................................       147,179         67,785         41,191
  Custodian fee (Note 3) ....................................................         7,929          5,743          2,448
  Trustees' and Officers' fees and expenses .................................         3,218          1,360            735
  Audit fee .................................................................         2,526          1,063            570
  Legal fee .................................................................         1,870            786            420
  Reports to shareholders ...................................................         2,648          1,493            670
  Registration fees .........................................................        22,434         34,048         22,697
  Miscellaneous .............................................................        12,072         11,945          7,012
                                                                                -----------    -----------       --------
    Total expenses ..........................................................       807,962        307,660        200,374
                                                                                -----------    -----------       --------
  Less investment advisory fee waived (Note 3) ..............................      (243,529)       (60,915)       (75,437)
  Less administration fee waived (Note 3) ...................................       (19,251)       (13,350)       (11,355)
  Less service plan fees waived (Note 4) ....................................            --             --             --
                                                                                -----------    -----------       --------
    Net expenses ............................................................       545,182        233,395        113,582
                                                                                -----------    -----------       --------
  NET INVESTMENT INCOME/(LOSS) ..............................................     3,801,495      2,594,258        733,632
                                                                                -----------    -----------       --------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions .................................................       213,187        311,611        105,104
    Futures contracts .......................................................            --             --             --
    Foreign currency translations ...........................................            --             --             --
    Net increase for payment from affiliate (Note 3) ........................         1,731             --             --
  Net change in unrealized appreciation/(depreciation) on:
    Investments .............................................................       704,252     (2,791,616)        (2,345)
    Futures contracts .......................................................            --             --             --
    Foreign currency translations ...........................................            --             --             --
                                                                                -----------    -----------       --------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ......................       919,170     (2,480,005)       102,759
                                                                                -----------    -----------       --------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ...........................   $ 4,720,665    $   114,253       $836,391
                                                                                ===========    ===========       ========

                                                                                                      FIXED INCOME FUNDS
                                                                                ----------------------------------------------------
                                                                                 INTERMEDIATE          SHORT/
                                                                                TAX-EXEMPT BOND   INTERMEDIATE BOND  TAX-EXEMPT BOND
                                                                                     FUND               FUND              FUND
                                                                                ---------------   -----------------   --------------
INVESTMENT INCOME:
  Interest ..................................................................     $ 5,656,458         $ 5,519,961       $2,661,611
  Dividends .................................................................              --                  --               --
  Securities lending income .................................................              --              14,614               --
  Foreign taxes withheld ....................................................              --                  --               --
                                                                                  -----------         -----------       ----------
    Total investment income .................................................       5,656,458           5,534,575        2,661,611
                                                                                  -----------         -----------       ----------
EXPENSES (NOTE 2f):
  Investment advisory fee (Note 3) ..........................................         534,060             914,769          239,876
  Rule 12b-1 fee (Note 4) ...................................................           2,678               5,080            5,203
  Shareholder services fee (Note 4) .........................................          12,435               8,686           32,362
  Program fee (Note 4) ......................................................              --                  --               --
  Transfer agency fee (Note 3) ..............................................          21,218              26,699           27,640
  Administration fee (Note 3) ...............................................         191,324             209,576           90,751
  Custodian fee (Note 3) ....................................................           6,347               8,120            3,884
  Trustees' and Officers' fees and expenses .................................           4,243               4,675            1,907
  Audit fee .................................................................           3,325               3,668            1,497
  Legal fee .................................................................           2,460               2,715            1,608
  Reports to shareholders ...................................................           2,170               4,894            1,476
  Registration fees .........................................................          26,121              24,628           23,331
  Miscellaneous .............................................................          15,621              16,713            9,328
                                                                                  -----------         -----------       ----------
    Total expenses ..........................................................         822,002           1,230,223          438,863
                                                                                  -----------         -----------       ----------
  Less investment advisory fee waived (Note 3) ..............................        (296,700)           (408,483)        (133,264)
  Less administration fee waived (Note 3) ...................................          (9,000)            (23,887)          (9,000)
  Less service plan fees waived (Note 4) ....................................              --                  --               --
                                                                                  -----------         -----------       ----------
    Net expenses ............................................................         516,302             797,853          296,599
                                                                                  -----------         -----------       ----------
  NET INVESTMENT INCOME/(LOSS) ..............................................       5,140,156           4,736,722        2,365,012
                                                                                  -----------         -----------       ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions .................................................         375,050            (385,871)         593,261
    Futures contracts .......................................................              --                  --               --
    Foreign currency translations ...........................................              --                  --               --
    Net increase for payment from affiliate (Note 3) ........................              --                  --               --
  Net change in unrealized appreciation/(depreciation) on:
    Investments .............................................................      (1,725,949)           (623,744)        (723,259)
    Futures contracts .......................................................              --                  --               --
    Foreign currency translations ...........................................              --                  --               --
                                                                                  -----------         -----------       ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ......................      (1,350,899)         (1,009,615)        (129,998)
                                                                                  -----------         -----------       ----------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ...........................     $ 3,789,257         $ 3,727,107       $2,235,014
                                                                                  ===========         ===========       ==========

                                                                                 FIXED INCOME FUNDS
                                                                                 ------------------
                                                                                     ULTRA SHORT
                                                                                    DURATION BOND
                                                                                        FUND
                                                                                    -------------
INVESTMENT INCOME:
  Interest ..................................................................          $646,894
  Dividends .................................................................                --
  Securities lending income .................................................                --
  Foreign taxes withheld ....................................................                --
                                                                                       --------
    Total investment income .................................................           646,894
                                                                                       --------
EXPENSES (NOTE 2f):
  Investment advisory fee (Note 3) ..........................................            44,392
  Rule 12b-1 fee (Note 4) ...................................................                --
  Shareholder services fee (Note 4) .........................................                --
  Program fee (Note 4) ......................................................                --
  Transfer agency fee (Note 3) ..............................................             1,076
  Administration fee (Note 3) ...............................................            34,118
  Custodian fee (Note 3) ....................................................             5,606
  Trustees' and Officers' fees and expenses .................................               790
  Audit fee .................................................................               615
  Legal fee .................................................................               454
  Reports to shareholders ...................................................               401
  Registration fees .........................................................            13,228
  Miscellaneous .............................................................             8,407
                                                                                       --------
    Total expenses ..........................................................           109,087
                                                                                       --------
  Less investment advisory fee waived (Note 3) ..............................           (28,957)
  Less administration fee waived (Note 3) ...................................           (24,640)
  Less service plan fees waived (Note 4) ....................................                --
                                                                                       --------
    Net expenses ............................................................            55,490
                                                                                       --------
  NET INVESTMENT INCOME/(LOSS) ..............................................           591,404
                                                                                       --------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions .................................................           (97,392)
    Futures contracts .......................................................                --
    Foreign currency translations ...........................................                --
    Net increase for payment from affiliate (Note 3) ........................                --
  Net change in unrealized appreciation/(depreciation) on:
    Investments .............................................................             7,674
    Futures contracts .......................................................                --
    Foreign currency translations ...........................................                --
                                                                                       --------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS ......................           (89,718)
                                                                                       --------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ...........................          $501,686
                                                                                       ========

                       See Notes to Financial Statements.

80 & 81

                              HARRIS INSIGHT FUNDS
                      STATEMENTS OF OPERATIONS (CONTINUED)
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                                      EQUITY FUNDS
                                                                   --------------------------------------------
                                                                                       CORE          EMERGING
                                                                    BALANCED          EQUITY          MARKETS
                                                                      FUND             FUND            FUND
                                                                   ----------      -----------     ------------
INVESTMENT INCOME:
  Interest .....................................................   $  598,389      $    15,873     $     66,317
  Dividends ....................................................      312,808          968,756        5,767,455
  Securities lending income ....................................       11,859           12,067           21,910
  Foreign taxes withheld .......................................           --               --         (502,435)
                                                                   ----------      -----------     ------------
    Total investment income ....................................      923,056          996,696        5,353,247
                                                                   ----------      -----------     ------------
EXPENSES (NOTE 2f):
  Investment advisory fee (Note 3) .............................      178,989          469,573        1,848,663
  Rule 12b-1 fee (Note 4) ......................................        2,260            1,030            1,118
  Shareholder services fee (Note 4) ............................        5,708            5,606            3,978
  Transfer agency fee (Note 3) .................................       14,936           18,487           18,549
  Administration fee (Note 3) ..................................       63,889          111,999          237,344
  Custodian fee (Note 3) .......................................        7,950           20,251          201,453
  Trustees' and Officers' fees and expenses ....................        1,282            2,402            5,289
  Audit fee ....................................................        1,007            1,886            4,147
  Legal fee ....................................................          746            1,397            3,069
  Reports to shareholders ......................................        1,757            2,231            2,702
  Registration fees ............................................       23,239           22,878           26,720
  Miscellaneous ................................................       15,791            8,366           33,153
                                                                   ----------      -----------     ------------
    Total expenses .............................................      317,554          666,106        2,386,185
                                                                   ----------      -----------     ------------
  Less investment advisory fee waived (Note 3) .................           --               --               --
  Less administration fee waived (Note 3) ......................       (9,000)          (9,000)         (25,850)
  Less service plan fees waived (Note 4) .......................           --               --               --
                                                                   ----------      -----------     ------------
    Net expenses ...............................................      308,554          657,106        2,360,335
                                                                   ----------      -----------     ------------
  NET INVESTMENT INCOME/(LOSS) .................................      614,502          339,590        2,992,912
                                                                   ----------      -----------     ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions ....................................    2,140,456        8,135,937       18,750,514
    Futures contracts ..........................................           --               --               --
    Foreign currency translations ..............................           --               --         (380,071)
    Net increase for payment from affiliate (Note 3) ...........           --            4,434           35,758
  Net change in unrealized appreciation/(depreciation) on:
    Investments ................................................     (241,433)      (4,176,589)     (15,025,333)(1)
    Futures contracts ..........................................           --               --               --
    Foreign currency translations ..............................           --               --          (37,514)
                                                                   ----------      -----------     ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .........    1,899,023        3,963,782        3,343,354
                                                                   ----------      -----------     ------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..............   $2,513,525      $ 4,303,372     $  6,336,266
                                                                   ==========      ===========     ============

                                                                                             EQUITY FUNDS
                                                                   ------------------------------------------------------------
                                                                                                                     SMALL-CAP
                                                                      EQUITY          INDEX        INTERNATIONAL      GROWTH
                                                                       FUND           FUND             FUND            FUND
                                                                   -----------     ------------    -------------   ------------
INVESTMENT INCOME:
  Interest .....................................................   $    49,213     $     89,308    $     72,762    $   4,006
  Dividends ....................................................     2,775,053        2,629,932       4,301,623       15,276
  Securities lending income ....................................        12,411           14,082           1,143        2,532
  Foreign taxes withheld .......................................            --               --        (464,760)          --
                                                                   -----------     ------------    ------------    ---------
    Total investment income ....................................     2,836,677        2,733,322       3,910,768       21,814
                                                                   -----------     ------------    ------------    ---------
EXPENSES (NOTE 2f):
  Investment advisory fee (Note 3) .............................       902,338          296,865       1,125,373       28,879
  Rule 12b-1 fee (Note 4) ......................................         1,508             --               145           --
  Shareholder services fee (Note 4) ............................        16,527           19,823           2,823           --
  Transfer agency fee (Note 3) .................................        21,021           21,831          16,879          598
  Administration fee (Note 3) ..................................       206,830          228,706         174,469        5,895
  Custodian fee (Note 3) .......................................         9,745           45,734          66,507        6,374
  Trustees' and Officers' fees and expenses ....................         4,613            5,303           3,836          138
  Audit fee ....................................................         3,622            4,145           3,014          109
  Legal fee ....................................................         2,682            3,064           2,232           81
  Reports to shareholders ......................................         6,362            2,704           1,963           72
  Registration fees ............................................        22,014           18,718          22,430       14,016
  Miscellaneous ................................................         7,751           23,460          14,427        4,460
                                                                   -----------     ------------    ------------    ---------
    Total expenses .............................................     1,205,013          670,353       1,434,098       60,622
                                                                   -----------     ------------    ------------    ---------
  Less investment advisory fee waived (Note 3) .................            --           (4,201)             --      (21,679)
  Less administration fee waived (Note 3) ......................        (9,000)              --         (21,208)        (438)
  Less service plan fees waived (Note 4) .......................            --               --              --           --
                                                                   -----------     ------------    ------------    ---------
    Net expenses ...............................................     1,196,013          666,152       1,412,890       38,505
                                                                   -----------     ------------    ------------    ---------
  NET INVESTMENT INCOME/(LOSS) .................................     1,640,664        2,067,170       2,497,878      (16,691)
                                                                   -----------     ------------    ------------    ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions ....................................    10,685,990       13,181,749      10,636,982      655,952
    Futures contracts ..........................................            --          312,473              --           --
    Foreign currency translations ..............................            --               --        (271,825)          --
    Net increase for payment from affiliate (Note 3) ...........        19,959            3,574          25,545           --
  Net change in unrealized appreciation/(depreciation) on:
    Investments ................................................       613,571      (19,242,618)    (17,619,715)    (581,710)
    Futures contracts ..........................................            --         (127,588)             --           --
    Foreign currency translations ..............................            --               --          27,443           --
                                                                   -----------     ------------    ------------    ---------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .........    11,319,520       (5,872,410)     (7,201,570)      74,242
                                                                   -----------     ------------    ------------    ---------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..............   $12,960,184     $ (3,805,240)   $ (4,703,692)   $  57,551
                                                                   ===========     ============    ============    =========

                                                                            EQUITY FUNDS
                                                                   ----------------------------
                                                                     SMALL-CAP       SMALL-CAP
                                                                    OPPORTUNITY        VALUE
                                                                       FUND            FUND
                                                                   ------------    ------------
INVESTMENT INCOME:
  Interest .....................................................   $    288,907    $    123,740
  Dividends ....................................................      2,698,606       2,756,248
  Securities lending income ....................................        181,120          69,201
  Foreign taxes withheld .......................................             --              --
                                                                   ------------    ------------
    Total investment income ....................................      3,168,633       2,949,189
                                                                   ------------    ------------
EXPENSES (NOTE 2f):
  Investment advisory fee (Note 3) .............................      2,594,483       1,484,290
  Rule 12b-1 fee (Note 4) ......................................         69,628           9,577
  Shareholder services fee (Note 4) ............................        135,440          87,657
  Transfer agency fee (Note 3) .................................         77,134          43,635
  Administration fee (Note 3) ..................................        550,201         333,744
  Custodian fee (Note 3) .......................................         25,505          24,139
  Trustees' and Officers' fees and expenses ....................         12,367           7,599
  Audit fee ....................................................          9,701           5,981
  Legal fee ....................................................          9,179           4,432
  Reports to shareholders ......................................          6,314           3,897
  Registration fees ............................................         30,562          33,068
  Miscellaneous ................................................         21,066          12,776
                                                                   ------------    ------------
    Total expenses .............................................      3,541,580       2,050,795
                                                                   ------------    ------------
  Less investment advisory fee waived (Note 3) .................             --              --
  Less administration fee waived (Note 3) ......................           (750)         (9,000)
  Less service plan fees waived (Note 4) .......................             --              --
                                                                   ------------    ------------
    Net expenses ...............................................      3,540,830       2,041,795
                                                                   ------------    ------------
  NET INVESTMENT INCOME/(LOSS) .................................       (372,197)        907,394
                                                                   ------------    ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 7):
  Net realized gain/(loss) from:
    Investment transactions ....................................     54,046,825      30,866,340
    Futures contracts ..........................................             --              --
    Foreign currency translations ..............................             --              --
    Net increase for payment from affiliate (Note 3) ...........         48,599          25,191
  Net change in unrealized appreciation/(depreciation) on:
    Investments ................................................    (73,893,586)    (24,922,937)
    Futures contracts ..........................................             --              --
    Foreign currency translations ..............................             --              --
                                                                   ------------    ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .........    (19,798,162)      5,968,594
                                                                   ------------    ------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS ..............   $(20,170,359)   $  6,875,988
                                                                   ============    ============

  (1) Net of estimated deferred capital gains taxes of $8,028.

                       See Notes to Financial Statements.

82 & 83

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                                           MONEY MARKET FUNDS
                                                                        ---------------------------------------------------
                                                                          GOVERNMENT                           TAX-EXEMPT
                                                                         MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                                             FUND               FUND              FUND
                                                                        --------------    ---------------    --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................   $   14,431,840    $    69,635,413    $   11,408,657
Net realized gain/(loss) on investment transactions,
  futures contracts, foreign currency translations,
  and payment from affiliate ........................................               --            (27,953)            9,135
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .....................................               --                 --                --
                                                                        --------------    ---------------    --------------
Increase/(decrease) in net assets from operations ...................       14,431,840         69,607,460        11,417,792
                                                                        --------------    ---------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ..............................................       (2,556,973)       (33,505,520)       (8,892,257)
  N Shares ..........................................................       (2,452,865)       (12,077,894)       (1,504,369)
  A Shares ..........................................................             --                   --                --
  Exchange Shares ...................................................             --           (8,287,395)               --
  Service Shares ....................................................       (9,428,610)       (15,764,604)       (1,012,031)
                                                                        --------------    ---------------    --------------
Total distributions from net investment income ......................      (14,438,448)       (69,635,413)      (11,408,657)
                                                                        --------------    ---------------    --------------
Net realized gains on investments:
  Institutional Shares ..............................................               --                 --                --
  N Shares ..........................................................               --                 --                --
  A Shares ..........................................................               --                 --                --
                                                                        --------------    ---------------    --------------
Total distributions from net realized gains .........................               --                 --                --
                                                                        --------------    ---------------    --------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................      (97,132,635)      (272,484,255)      184,788,207
  N Shares ..........................................................      (12,997,198)      (122,115,573)       16,031,865
  A Shares ..........................................................               --                 --                --
  Exchange Shares ...................................................               --       (560,983,059)               --
  Service Shares ....................................................      (29,174,593)       (59,953,787)      (22,265,738)
                                                                        --------------    ---------------    --------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................     (139,304,426)    (1,015,536,674)      178,554,334
                                                                        --------------    ---------------    --------------
Redemption Fees .....................................................               --                 --                --
                                                                        --------------    ---------------    --------------
Total increase/(decrease) in net assets .............................     (139,311,034)    (1,015,564,627)      178,563,469

NET ASSETS:
Beginning of period .................................................    1,698,320,905      6,629,701,918     1,126,331,721
                                                                        --------------    ---------------    --------------
End of period .......................................................   $1,559,009,871    $ 5,614,137,291    $1,304,895,190
                                                                        ==============    ===============    ==============
End of period undistributed net income                                  $           --    $             1    $           --

                                                                                             FIXED INCOME FUNDS
                                                                      --------------------------------------------------------------
                                                                                      HIGH YIELD     INTERMEDIATE     INTERMEDIATE
                                                                          BOND           BOND       GOVERNMENT BOND  TAX-EXEMPT BOND
                                                                          FUND           FUND            FUND             FUND
                                                                      ------------   ------------   ---------------  ---------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................ $  3,801,495   $  2,594,258    $    733,632     $  5,140,156
Net realized gain/(loss) on investment transactions,
  futures contracts, foreign currency translations,
  and payment from affiliate ........................................      214,918        311,611         105,104          375,050
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .....................................      704,252     (2,791,616)         (2,345)      (1,725,949)
                                                                      ------------   ------------    ------------     ------------
Increase/(decrease) in net assets from operations ...................    4,720,665        114,253         836,391        3,789,257
                                                                      ------------   ------------    ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ..............................................   (3,904,573)    (2,496,731)       (643,957)      (4,892,428)
  N Shares ..........................................................      (71,815)       (11,333)       (101,257)        (203,841)
  A Shares ..........................................................      (17,137)        (5,297)        (51,511)         (43,887)
  Exchange Shares ...................................................           --             --              --               --
  Service Shares ....................................................           --             --              --               --
                                                                      ------------   ------------    ------------     ------------
Total distributions from net investment income ......................   (3,993,525)    (2,513,361)       (796,725)      (5,140,156)
                                                                      ------------   ------------    ------------     ------------
Net realized gains on investments:
  Institutional Shares ..............................................           --       (208,373)        (41,245)              --
  N Shares ..........................................................           --           (936)         (8,883)              --
  A Shares ..........................................................           --           (447)         (5,311)              --
                                                                      ------------   ------------    ------------     ------------
Total distributions from net realized gains .........................           --       (209,756)        (55,439)              --
                                                                      ------------   ------------    ------------     ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................    6,236,540     (9,315,723)    (21,682,489)      (5,207,892)
  N Shares ..........................................................     (173,516)       (42,175)     (6,873,673)       2,469,542
  A Shares ..........................................................      (27,926)       203,957        (279,765)          68,008
  Exchange Shares ...................................................           --             --              --               --
  Service Shares ....................................................           --             --              --               --
                                                                      ------------   ------------    ------------     ------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................    6,035,098     (9,153,941)    (28,835,927)      (2,670,342)
                                                                      ------------   ------------    ------------     ------------
Redemption Fees .....................................................       35,896             --           2,993            7,058
                                                                      ------------   ------------    ------------     ------------
Total increase/(decrease) in net assets .............................    6,798,134    (11,762,805)    (28,848,707)      (4,014,183)

NET ASSETS:
Beginning of period .................................................  178,979,614     83,651,871      56,404,859      243,407,629
                                                                      ------------   ------------    ------------     ------------
End of period ....................................................... $185,777,748   $ 71,889,066    $ 27,556,152     $239,393,446
                                                                      ============   ============    ============     ============
End of period undistributed net income                                $   (192,030)  $     80,897    $    (63,093)    $         --

                                                                                        FIXED INCOME FUNDS
                                                                        ----------------------------------------------------
                                                                             SHORT/                             ULTRA SHORT
                                                                        INTERMEDIATE BOND   TAX-EXEMPT BOND    DURATION BOND
                                                                              FUND               FUND              FUND
                                                                        -----------------   ---------------    -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................     $  4,736,722       $  2,365,012       $    591,404
Net realized gain/(loss) on investment transactions,
  futures contracts, foreign currency translations,
  and payment from affiliate ........................................         (385,871)           593,261            (97,392)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .....................................         (623,744)          (723,259)             7,674
                                                                          ------------       ------------       ------------
Increase/(decrease) in net assets from operations ...................        3,727,107          2,235,014            501,686
                                                                          ------------       ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ..............................................       (4,663,052)        (1,725,068)          (541,075)
  N Shares ..........................................................         (120,574)          (551,291)                --
  A Shares ..........................................................          (70,667)           (88,653)                --
  Exchange Shares ...................................................               --                 --                 --
  Service Shares ....................................................               --                 --                 --
                                                                          ------------       ------------       ------------
Total distributions from net investment income ......................       (4,854,293)        (2,365,012)          (541,075)
                                                                          ------------       ------------       ------------
Net realized gains on investments:
  Institutional Shares ..............................................               --            (55,849)                --
  N Shares ..........................................................               --            (19,288)                --
  A Shares ..........................................................               --             (3,024)                --
                                                                          ------------       ------------       ------------
Total distributions from net realized gains .........................               --            (78,161)                --
                                                                          ------------       ------------       ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................       21,232,340            850,020        (11,952,044)
  N Shares ..........................................................       (1,090,482)         2,610,696                 --
  A Shares ..........................................................         (431,811)           167,543                 --
  Exchange Shares ...................................................               --                 --                 --
  Service Shares ....................................................               --                 --                 --
                                                                          ------------       ------------       ------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................       19,710,047          3,628,259        (11,952,044)
                                                                          ------------       ------------       ------------
Redemption Fees .....................................................            2,488              2,578                 --
                                                                          ------------       ------------       ------------
Total increase/(decrease) in net assets .............................       18,585,349          3,422,678        (11,991,433)

NET ASSETS:
Beginning of period .................................................      262,567,305        105,165,256         51,082,703
                                                                          ------------       ------------       ------------
End of period .......................................................     $281,152,654       $108,587,934       $ 39,091,270
                                                                          ============       ============       ============
End of period undistributed net income                                    $   (117,571)      $         --       $    (47,184)

                       See Notes to Financial Statements.

84 & 85

                              HARRIS INSIGHT FUNDS
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                                         EQUITY FUNDS
                                                                        -------------------------------------------
                                                                                            CORE         EMERGING
                                                                          BALANCED         EQUITY         MARKETS
                                                                            FUND            FUND           FUND
                                                                        -----------    ------------    ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................   $   614,502    $    339,590    $  2,992,912
Net realized gain/(loss) on investment transactions,
  futures contracts, foreign currency translations,
  and payment from affiliate ........................................     2,140,456       8,140,371      18,406,201
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .....................................      (241,433)     (4,176,589)    (15,062,847)
                                                                        -----------    ------------    ------------
Increase/(decrease) in net assets from operations ...................     2,513,525       4,303,372       6,336,266
                                                                        -----------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ..............................................      (548,906)             --              --
  N Shares ..........................................................       (35,674)             --              --
  A Shares ..........................................................       (13,250)             --              --
                                                                        -----------    ------------    ------------
Total distributions from net investment income ......................      (597,830)             --              --
                                                                        -----------    ------------    ------------
Net realized gains on investments:
  Institutional Shares ..............................................      (775,326)     (6,105,614)    (10,698,549)
  N Shares ..........................................................       (60,340)       (245,010)       (133,070)
  A Shares ..........................................................       (22,044)        (39,179)        (33,980)
                                                                        -----------    ------------    ------------
Total distributions from net realized gains .........................      (857,710)     (6,389,803)    (10,865,599)
                                                                        -----------    ------------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................     4,981,092       6,630,307     (17,726,884)
  N Shares ..........................................................     2,199,610       1,175,587         828,806
  A Shares ..........................................................       315,850          57,800          (7,809)
                                                                        -----------    ------------    ------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................     7,496,552       7,863,694     (16,905,887)
                                                                        -----------    ------------    ------------
Redemption Fees .....................................................           463           1,512              64
                                                                        -----------    ------------    ------------
Total increase/(decrease) in net assets .............................     8,555,000       5,778,775     (21,435,156)

NET ASSETS:
Beginning of period .................................................    68,890,636     133,233,486     305,923,019
                                                                        -----------    ------------    ------------
End of period .......................................................   $77,445,636    $139,012,261    $284,487,863
                                                                        ===========    ============    ============
End of period undistributed net income ..............................   $    27,864    $    423,642    $  2,550,091

                                                                                                  EQUITY FUNDS
                                                                        ------------------------------------------------------------
                                                                                                                         SMALL-CAP
                                                                           EQUITY           INDEX       INTERNATIONAL     GROWTH
                                                                            FUND            FUND            FUND           FUND
                                                                        ------------    ------------    -------------   -----------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................   $  1,640,664    $  2,067,170    $  2,497,878    $   (16,691)
Net realized gain/(loss) on investment transactions,
  futures contracts, foreign currency translations,
  and payment from affiliate ........................................     10,705,949      13,497,796      10,390,702        655,952
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .....................................        613,571     (19,370,206)    (17,592,272)      (581,710)
                                                                        ------------    ------------    ------------    -----------
Increase/(decrease) in net assets from operations ...................     12,960,184      (3,805,240)     (4,703,692)        57,551
                                                                        ------------    ------------    ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ..............................................     (1,374,711)     (1,900,309)             --             --
  N Shares ..........................................................        (61,140)        (91,477)             --             --
  A Shares ..........................................................         (5,647)             --              --             --
                                                                        ------------    ------------    ------------    -----------
Total distributions from net investment income ......................     (1,441,498)     (1,991,786)             --             --
                                                                        ------------    ------------    ------------    -----------
Net realized gains on investments:
  Institutional Shares ..............................................             --      (6,308,315)             --             --
  N Shares ..........................................................             --        (375,604)             --             --
  A Shares ..........................................................             --              --              --             --
                                                                        ------------    ------------    ------------    -----------
Total distributions from net realized gains .........................             --      (6,683,919)             --             --
                                                                        ------------    ------------    ------------    -----------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................     (2,377,367)    (43,122,965)      4,600,094      3,292,503
  N Shares ..........................................................        981,779      (1,303,566)        465,436             --
  A Shares ..........................................................        160,130              --          17,190             --
                                                                        ------------    ------------    ------------    -----------
Increase/(decrease) in net assets from capital share
  transactions ......................................................     (1,235,458)    (44,426,531)      5,082,720      3,292,503
                                                                        ------------    ------------    ------------    -----------
Redemption Fees .....................................................            826          60,416           3,109             41
                                                                        ------------    ------------    ------------    -----------
Total increase/(decrease) in net assets .............................     10,284,054     (56,847,060)        382,137      3,350,095

NET ASSETS:
Beginning of period .................................................    258,261,515     328,879,417     212,250,442      7,395,566
                                                                        ------------    ------------    ------------    -----------
End of period .......................................................   $268,545,569    $272,032,357    $212,632,579    $10,745,661
                                                                        ============    ============    ============    ===========
End of period undistributed net income ..............................   $    241,515    $    112,880    $  1,990,688    $   (16,691)

                                                                                 EQUITY FUNDS
                                                                        ----------------------------
                                                                          SMALL-CAP       SMALL-CAP
                                                                         OPPORTUNITY        VALUE
                                                                            FUND            FUND
                                                                        ------------    ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................   $   (372,197)   $    907,394
Net realized gain/(loss) on investment transactions,
  futures contracts, foreign currency translations,
  and payment from affiliate ........................................     54,095,424      30,891,531
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .....................................    (73,893,586)    (24,922,937)
                                                                        ------------    ------------
Increase/(decrease) in net assets from operations ...................    (20,170,359)      6,875,988
                                                                        ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ..............................................             --              --
  N Shares ..........................................................             --              --
  A Shares ..........................................................             --              --
                                                                        ------------    ------------
Total distributions from net investment income ......................             --              --
                                                                        ------------    ------------
Net realized gains on investments:
  Institutional Shares ..............................................     (9,056,046)     (7,620,114)
  N Shares ..........................................................     (2,039,966)     (2,350,780)
  A Shares ..........................................................       (331,418)       (192,805)
                                                                        ------------    ------------
Total distributions from net realized gains .........................    (11,427,430)    (10,163,699)
                                                                        ------------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................    (11,039,135)    (22,576,440)
  N Shares ..........................................................     20,717,925      72,188,106
  A Shares ..........................................................    (44,894,651)        686,542
                                                                        ------------    ------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................    (35,215,861)     50,298,208
                                                                        ------------    ------------
Redemption Fees .....................................................        109,417         307,324
                                                                        ------------    ------------
Total increase/(decrease) in net assets .............................    (66,704,233)     47,317,821

NET ASSETS:
Beginning of period .................................................    709,080,646     413,554,234
                                                                        ------------    ------------
End of period .......................................................   $642,376,413    $460,872,055
                                                                        ============    ============
End of period undistributed net income ..............................   $       (878)   $    920,017


                       See Notes to Financial Statements.

86 & 87

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                           MONEY MARKET FUNDS
                                                                        ---------------------------------------------------
                                                                          GOVERNMENT                           TAX-EXEMPT
                                                                         MONEY MARKET       MONEY MARKET      MONEY MARKET
                                                                             FUND               FUND              FUND
                                                                        --------------    ---------------    --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................   $   12,949,692    $    75,400,004    $   11,009,140
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............            6,607             32,115           (23,879)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .....................................               --                 --                --
                                                                        --------------    ---------------    --------------
Increase/(decrease) in net assets from operations ...................       12,956,299         75,432,119        10,985,261
                                                                        --------------    ---------------    --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ..............................................       (4,454,889)       (42,188,577)       (9,055,423)
  N Shares ..........................................................       (2,554,171)       (10,995,280)       (1,347,049)
  A Shares ..........................................................               --                 --                --
  B Shares ..........................................................               --                (84)               --
  Exchange Shares ...................................................               --        (11,512,291)               --
  Service Shares ....................................................       (5,948,860)       (10,703,770)         (606,668)
                                                                        --------------    ---------------    --------------
Total distributions from net investment income ......................      (12,957,920)       (75,400,002)      (11,009,140)
                                                                        --------------    ---------------    --------------
Net realized gains on investments:
  Institutional Shares ..............................................               --                 --                --
  N Shares ..........................................................               --                 --                --
  A Shares ..........................................................               --                 --                --
  B Shares ..........................................................               --                 --                --
                                                                        --------------    ---------------    --------------
Total distributions from net realized gains .........................               --                 --                --
                                                                        --------------    ---------------    --------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................       82,641,282     (1,126,015,490)      (87,857,065)
  N Shares ..........................................................     (139,558,564)      (121,270,995)      (46,666,093)
  A Shares ..........................................................               --                 --                --
  B Shares ..........................................................               --            (44,942)               --
  Exchange Shares ...................................................               --        550,595,881                --
  Service Shares ....................................................       (4,393,161)      (401,609,381)       (4,156,814)
                                                                        --------------    ---------------    --------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................      (61,310,443)    (1,098,344,927)     (138,679,972)
                                                                        --------------    ---------------    --------------
Redemption Fees .....................................................               --                 --                --
                                                                        --------------    ---------------    --------------
Total increase/(decrease) in net assets .............................      (61,312,064)    (1,098,312,810)     (138,703,851)

NET ASSETS:
Beginning of period .................................................    1,759,632,969      7,728,014,728     1,265,035,572
                                                                        --------------    ---------------    --------------
End of period .......................................................   $1,698,320,905    $ 6,629,701,918    $1,126,331,721
                                                                        ==============    ===============    ==============
End of period undistributed net income ..............................   $            1    $             1    $         --

                                                                                                FIXED INCOME FUNDS
                                                                        ------------------------------------------------------------
                                                                                       HIGH YIELD    INTERMEDIATE     INTERMEDIATE
                                                                            BOND          BOND      GOVERNMENT BOND  TAX-EXEMPT BOND
                                                                            FUND          FUND           FUND             FUND
                                                                        ------------  ------------  ---------------  ---------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................   $  6,690,437  $ 4,883,804    $  2,582,008      $ 10,178,252
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............      2,836,155    1,470,542         363,983           117,276
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .....................................     (2,112,624)   1,243,837        (774,468)       (3,191,281)
                                                                        ------------  -----------    ------------      ------------
Increase/(decrease) in net assets from operations ...................      7,413,968    7,598,183       2,171,523         7,104,247
                                                                        ------------  -----------    ------------      ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ..............................................     (6,771,781)  (4,861,754)     (2,081,486)       (9,764,990)
  N Shares ..........................................................       (176,836)     (14,031)       (490,292)         (320,735)
  A Shares ..........................................................        (24,683)      (8,022)        (75,441)          (70,686)
  B Shares ..........................................................        (13,990)          --         (25,224)          (21,841)
  Exchange Shares ...................................................             --           --              --                --
  Service Shares ....................................................             --           --              --                --
                                                                        ------------  -----------    ------------      ------------
Total distributions from net investment income ......................     (6,987,290)  (4,883,807)     (2,672,443)      (10,178,252)
                                                                        ------------  -----------    ------------      ------------
Net realized gains on investments:
  Institutional Shares ..............................................             --   (1,130,232)       (604,063)               --
  N Shares ..........................................................             --       (5,172)       (160,567)               --
  A Shares ..........................................................             --       (2,760)        (27,552)               --
  B Shares ..........................................................             --           --          (8,040)               --
                                                                        ------------  -----------    ------------      ------------
Total distributions from net realized gains .........................             --   (1,138,164)       (800,222)               --
                                                                        ------------  -----------    ------------      ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................     50,778,625   18,702,160     (23,165,252)         (974,104)
  N Shares ..........................................................     (1,246,978)     306,017      (5,929,499)        1,608,514
  A Shares ..........................................................        128,508      141,234         620,256           109,678
  B Shares ..........................................................       (450,393)        --        (1,132,750)         (721,946)
  Exchange Shares ...................................................             --           --              --                --
  Service Shares ....................................................             --           --              --                --
                                                                        ------------  -----------    ------------      ------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................     49,209,762   19,149,411     (29,607,245)           22,142
                                                                        ------------  -----------    ------------      ------------
Redemption Fees .....................................................            356           --              --               244
                                                                        ------------  -----------    ------------      ------------
Total increase/(decrease) in net assets .............................     49,636,796   20,725,623     (30,908,387)       (3,051,619)

NET ASSETS:
Beginning of period .................................................    129,342,818   62,926,248      87,313,246       246,459,248
                                                                        ------------  -----------    ------------      ------------
End of period .......................................................   $178,979,614  $83,651,871    $ 56,404,859      $243,407,629
                                                                        ============  ===========    ============      ============
End of period undistributed net income ..............................   $         --  $        --    $         --      $         --

                                                                                          FIXED INCOME FUNDS
                                                                        ----------------------------------------------------
                                                                             SHORT/                             ULTRA SHORT
                                                                        INTERMEDIATE BOND   TAX-EXEMPT BOND    DURATION BOND
                                                                              FUND               FUND              FUND (1)
                                                                        -----------------   ---------------    -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................      $ 10,374,773      $  4,820,284       $   561,220
Net realized gain/(loss) on investment transactions,
  futures contracts and foreign currency translations ...............         2,067,357         2,218,796           (12,166)
Net change in unrealized appreciation/(depreciation)
  of investment transactions, futures contracts, and
  foreign currency translations .....................................        (4,570,397)       (3,776,584)         (155,119)
                                                                           ------------      ------------       -----------
Increase/(decrease) in net assets from operations ...................         7,871,733         3,262,496           393,935
                                                                           ------------      ------------       -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ..............................................       (10,167,225)       (3,601,194)         (696,460)
  N Shares ..........................................................          (301,547)       (1,049,785)               --
  A Shares ..........................................................          (143,706)         (134,247)               --
  B Shares ..........................................................           (24,890)          (35,058)               --
  Exchange Shares ...................................................                --                --                --
  Service Shares ....................................................                --                --                --
                                                                           ------------      ------------       -----------
Total distributions from net investment income ......................       (10,637,368)       (4,820,284)         (696,460)
                                                                           ------------      ------------       -----------
Net realized gains on investments:
  Institutional Shares ..............................................                --        (1,296,397)               --
  N Shares ..........................................................                --          (406,589)               --
  A Shares ..........................................................                --           (70,045)               --
  B Shares ..........................................................                --                --                --
                                                                           ------------      ------------       -----------
Total distributions from net realized gains .........................                --        (1,773,031)               --
                                                                           ------------      ------------       -----------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................       (25,860,316)       (8,098,411)       51,385,228
  N Shares ..........................................................        (1,369,907)          645,045                --
  A Shares ..........................................................          (148,209)        1,147,657                --
  B Shares ..........................................................        (1,017,697)       (1,166,445)               --
  Exchange Shares ...................................................                --                --                --
  Service Shares ....................................................                --                --                --
                                                                           ------------      ------------       -----------
Increase/(decrease) in net assets from capital share
  transactions ......................................................       (28,396,129)       (7,472,154)       51,385,228
                                                                           ------------      ------------       -----------
Redemption Fees .....................................................               228             1,692                --
                                                                           ------------      ------------       -----------
Total increase/(decrease) in net assets .............................       (31,161,536)      (10,801,281)       51,082,703

NET ASSETS:
Beginning of period .................................................       293,728,841       115,966,537                --
                                                                           ------------      ------------       -----------
End of period .......................................................      $262,567,305      $105,165,256       $51,082,703
                                                                           ============      ============       ===========
End of period undistributed net income ..............................      $         --      $         --       $   (97,513)

  (1) For the period 04/01/04 (commencement of operations) to 12/31/04.

                       See Notes to Financial Statements.

88 & 89

                              HARRIS INSIGHT FUNDS
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                         EQUITY FUNDS
                                                                        -------------------------------------------
                                                                                            CORE         EMERGING
                                                                          BALANCED         EQUITY         MARKETS
                                                                            FUND            FUND           FUND
                                                                        -----------    ------------    ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................   $ 1,114,488    $    860,956    $  2,758,486
Net realized gain/(loss) on investment transactions,
  futures contracts, foreign currency translations, and
  payment from affiliate ............................................     4,486,441      11,992,329      38,536,109
Net change in unrealized appreciation/(depreciation) of
  investment transactions, futures contracts, and
  foreign currency translations .....................................     2,413,626       3,897,730       8,290,261
                                                                        -----------    ------------    ------------
Increase/(decrease) in net assets from operations ...................     8,014,555      16,751,015      49,584,856
                                                                        -----------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ..............................................    (1,152,877)       (791,823)     (2,877,921)
  N Shares ..........................................................       (45,377)        (20,247)        (18,218)
  A Shares ..........................................................       (15,782)         (3,211)         (6,829)
  B Shares ..........................................................        (3,732)             --              --
                                                                        -----------    ------------    ------------
Total distributions from net investment income ......................    (1,217,768)       (815,281)     (2,902,968)
                                                                        -----------    ------------    ------------
Net realized gains on investments:
  Institutional Shares ..............................................       (60,909)     (6,428,752)    (22,223,374)
  N Shares ..........................................................        (2,836)       (246,677)       (193,875)
  A Shares ..........................................................        (1,556)        (35,781)        (66,348)
  B Shares ..........................................................            --          (1,408)             --
                                                                        -----------    ------------    ------------
Total distributions from net realized gains .........................       (65,301)     (6,712,618)    (22,483,597)
                                                                        -----------    ------------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................     1,194,283      (8,019,868)    (11,278,521)
  N Shares ..........................................................       631,634        (483,009)      1,274,656
  A Shares ..........................................................     1,108,853         245,319         525,865
  B Shares ..........................................................      (462,865)       (141,748)             --
                                                                        -----------    ------------    ------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................     2,471,905      (8,399,306)     (9,478,000)
                                                                        -----------    ------------    ------------
Redemption Fees .....................................................            11             507          15,635
                                                                        -----------    ------------    ------------
Total increase/(decrease) in net assets .............................     9,203,402         824,317      14,735,926

NET ASSETS:
Beginning of period .................................................    59,687,234     132,409,169     291,187,093
                                                                        -----------    ------------    ------------
End of period .......................................................   $68,890,636    $133,233,486    $305,923,019
                                                                        ===========    ============    ============
End of period undistributed net income ..............................   $    11,192    $     84,052    $    (62,750)

                                                                                                     EQUITY FUNDS
                                                                        ------------------------------------------------------------
                                                                                                                         SMALL-CAP
                                                                           EQUITY           INDEX       INTERNATIONAL     GROWTH
                                                                            FUND            FUND            FUND           FUND(1)
                                                                        ------------    ------------    -------------   -----------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................   $  2,161,925    $  5,618,665    $  1,789,975    $   (39,770)
Net realized gain/(loss) on investment transactions,
  futures contracts, foreign currency translations, and
  payment from affiliate ............................................     25,668,621      20,967,402      12,921,250      1,450,966
Net change in unrealized appreciation/(depreciation) of
  investment transactions, futures contracts, and
  foreign currency translations .....................................     12,977,418       7,482,730      14,959,966        (61,106)
                                                                        ------------    ------------    ------------    -----------
Increase/(decrease) in net assets from operations ...................     40,807,964      34,068,797      29,671,191      1,350,090
                                                                        ------------    ------------    ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ..............................................     (2,088,885)     (5,342,505)     (1,922,497)            --
  N Shares ..........................................................        (78,269)       (244,177)        (14,607)            --
  A Shares ..........................................................         (4,273)             --            (770)            --
  B Shares ..........................................................             --              --              --             --
                                                                        ------------    ------------    ------------    -----------
Total distributions from net investment income ......................     (2,171,427)     (5,586,682)     (1,937,874)            --
                                                                        ------------    ------------    ------------    -----------
Net realized gains on investments:
  Institutional Shares ..............................................             --     (18,707,971)             --             --
  N Shares ..........................................................             --      (1,028,880)             --             --
  A Shares ..........................................................             --              --              --             --
  B Shares ..........................................................             --          (5,018)             --             --
                                                                        ------------    ------------    ------------    -----------
Total distributions from net realized gains .........................             --     (19,741,869)             --             --
                                                                        ------------    ------------    ------------    -----------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................    (21,932,779)    (50,782,286)     10,728,691     (2,460,245)
  N Shares ..........................................................     (2,932,442)     (2,940,338)        179,560             --
  A Shares ..........................................................        712,678              --          31,553             --
  B Shares ..........................................................       (400,667)       (499,601)             --             --
                                                                        ------------    ------------    ------------    -----------
Increase/(decrease) in net assets from capital share
  transactions ......................................................    (24,553,210)    (54,222,225)     10,939,804     (2,460,245)
                                                                        ------------    ------------    ------------    -----------
Redemption Fees .....................................................          1,950           3,787           3,961             --
                                                                        ------------    ------------    ------------    -----------
Total increase/(decrease) in net assets .............................     14,085,277     (45,478,192)     38,677,082     (1,110,155)

NET ASSETS:
Beginning of period .................................................    244,176,238     374,357,609     173,573,360      8,505,721
                                                                        ------------    ------------    ------------    -----------
End of period .......................................................   $258,261,515    $328,879,417    $212,250,442    $ 7,395,566
                                                                        ============    ============    ============    ===========
End of period undistributed net income ..............................   $     42,349    $     37,496    $   (235,365)   $        --

                                                                                 EQUITY FUNDS
                                                                        ----------------------------
                                                                          SMALL-CAP       SMALL-CAP
                                                                         OPPORTUNITY        VALUE
                                                                            FUND            FUND
                                                                        ------------    ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income/(loss) ........................................   $  1,941,045    $  2,283,025
Net realized gain/(loss) on investment transactions,
  futures contracts, foreign currency translations, and
  payment from affiliate ............................................     72,743,604      50,641,871
Net change in unrealized appreciation/(depreciation) of
  investment transactions, futures contracts, and
  foreign currency translations .....................................     56,020,432      35,427,180
                                                                        ------------    ------------
Increase/(decrease) in net assets from operations ...................    130,705,081      88,352,076
                                                                        ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2c AND 2d):
Net investment income:
  Institutional Shares ..............................................     (1,205,561)     (1,779,425)
  N Shares ..........................................................        (40,859)       (110,436)
  A Shares ..........................................................        (61,462)        (34,662)
  B Shares ..........................................................             --             (87)
                                                                        ------------    ------------
Total distributions from net investment income ......................     (1,307,882)     (1,924,610)
                                                                        ------------    ------------
Net realized gains on investments:
  Institutional Shares ..............................................    (67,434,170)    (44,311,094)
  N Shares ..........................................................    (11,092,543)     (3,161,610)
  A Shares ..........................................................     (6,130,552)       (916,561)
  B Shares ..........................................................        (27,116)        (26,597)
                                                                        ------------    ------------
Total distributions from net realized gains .........................    (84,684,381)    (48,415,862)
                                                                        ------------    ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................     33,587,072      23,011,975
  N Shares ..........................................................     31,730,052      27,306,815
  A Shares ..........................................................     61,318,377       6,691,676
  B Shares ..........................................................       (600,409)     (1,201,641)
                                                                        ------------    ------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................    126,035,092      55,808,825
                                                                        ------------    ------------
Redemption Fees .....................................................        973,061         802,736
                                                                        ------------    ------------
Total increase/(decrease) in net assets .............................    171,720,971      94,623,165

NET ASSETS:
Beginning of period .................................................    537,359,675     318,931,069
                                                                        ------------    ------------
End of period .......................................................   $709,080,646    $413,554,234
                                                                        ============    ============
End of period undistributed net income ..............................   $    371,319    $     12,623

  (1) See Note 1 to the Financial Statements.

                       See Notes to Financial Statements.

90 & 91

                              HARRIS INSIGHT FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    NET                      NET
                                   ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS  DISTRIBUTIONS
                                   VALUE        NET      UNREALIZED       FROM       FROM NET       FROM NET
                                 BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                 OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME          GAINS      DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $ 1.00     $ 0.012       $    --      $ 0.012       $(0.012)      $    --        $(0.012)
12/31/04                            1.00       0.012            --        0.012        (0.012)           --         (0.012)
12/31/03                            1.00       0.010            --        0.010        (0.010)           --         (0.010)
12/31/02                            1.00       0.016            --        0.016        (0.016)           --         (0.016)
12/31/01                            1.00       0.040            --        0.040        (0.040)           --         (0.040)
12/31/00                            1.00       0.061            --        0.061        (0.061)           --         (0.061)

N SHARES
01/01/05 to 06/30/05 (10)         $ 1.00     $ 0.010       $    --      $ 0.010       $(0.010)      $    --        $(0.010)
12/31/04                            1.00       0.009            --        0.009        (0.009)           --         (0.009)
12/31/03                            1.00       0.007            --        0.007        (0.007)           --         (0.007)
12/31/02                            1.00       0.013            --        0.013        (0.013)           --         (0.013)
12/31/01                            1.00       0.036            --        0.036        (0.036)           --         (0.036)
12/31/00                            1.00       0.057            --        0.057        (0.057)           --         (0.057)

SERVICE SHARES
01/01/05 to 06/30/05 (10)         $ 1.00     $ 0.008       $    --      $ 0.008       $(0.008)      $    --        $(0.008)
12/31/04                            1.00       0.005            --        0.005        (0.005)           --         (0.005)
12/31/03                            1.00       0.004            --        0.004        (0.004)           --         (0.004)
05/07/02 (3) to 12/31/02            1.00       0.006            --        0.006        (0.006)           --         (0.006)

-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $ 1.00     $ 0.013       $    --      $ 0.013       $(0.013)      $    --        $(0.013)
12/31/04                            1.00       0.013            --        0.013        (0.013)           --         (0.013)
12/31/03                            1.00       0.011            --        0.011        (0.011)           --         (0.011)
12/31/02                            1.00       0.018            --        0.018        (0.018)           --         (0.018)
12/31/01                            1.00       0.041            --        0.041        (0.041)           --         (0.041)
12/31/00                            1.00       0.063            --        0.063        (0.063)           --         (0.063)

N SHARES
01/01/05 to 06/30/05 (10)         $ 1.00     $ 0.011       $    --      $ 0.011       $(0.011)      $    --        $(0.011)
12/31/04                            1.00       0.009            --        0.009        (0.009)           --         (0.009)
12/31/03                            1.00       0.007            --        0.007        (0.007)           --         (0.007)
12/31/02                            1.00       0.015            --        0.015        (0.015)           --         (0.015)
12/31/01                            1.00       0.038            --        0.038        (0.038)           --         (0.038)
12/31/00                            1.00       0.059            --        0.059        (0.059)           --         (0.059)

B SHARES
01/01/04 to 12/03/04 (8)          $ 1.00     $ 0.004       $    --      $ 0.004       $(0.004)      $    --        $(0.004)
12/31/03                            1.00       0.002            --        0.002        (0.002)           --         (0.002)
07/26/02 to 12/31/02                1.00       0.003            --        0.003        (0.003)           --         (0.003)
06/29/01 (3) to 12/31/01            1.00       0.004            --        0.004        (0.004)           --         (0.004)

EXCHANGE SHARES
01/01/05 to 06/30/05 (10)         $ 1.00     $ 0.013       $    --      $ 0.013       $(0.013)      $    --        $(0.013)
12/31/04                            1.00       0.013            --        0.013        (0.013)           --         (0.013)
12/31/03                            1.00       0.010            --        0.010        (0.010)           --         (0.010)
12/31/02                            1.00       0.018            --        0.018        (0.018)           --         (0.018)
07/12/01 (3) to 12/31/01            1.00       0.014            --        0.014        (0.014)           --         (0.014)

                                 REDEMPTION     NET                    NET                    RATIO OF EXPENSES
                                    FEES       ASSET                 ASSETS       RATIO OF       TO AVERAGE        RATIO OF NET
                                  ADDED TO     VALUE                 END OF      EXPENSES TO     NET ASSETS      INVESTMENT INCOME
                                  PAID-IN     END OF     TOTAL       PERIOD      AVERAGE NET     (EXCLUDING       TO AVERAGE NET
                                  CAPITAL     PERIOD    RETURN        (000)        ASSETS         WAIVERS)            ASSETS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $    --     $1.00      1.22%(2)    $  235,350     0.22%(1)        0.26%(1)           2.43%(1)
12/31/04                               --      1.00      1.23           332,483     0.21            0.25               1.23
12/31/03                               --      1.00      1.02           249,842     0.19            0.24               1.01
12/31/02                               --      1.00      1.65           261,492     0.20            0.26               1.62
12/31/01                               --      1.00      4.04           249,444     0.20            0.25               4.01
12/31/00                               --      1.00      6.24           314,497     0.20            0.25               6.11

N SHARES
01/01/05 to 06/30/05 (10)         $    --     $1.00      1.05%(2)    $  221,752     0.57%(1)        0.61%(1)           2.08%(1)
12/31/04                               --      1.00      0.88           234,751     0.56            0.60               0.88
12/31/03                               --      1.00      0.67           374,310     0.54            0.59               0.66
12/31/02                               --      1.00      1.30           302,126     0.55            0.61               1.27
12/31/01                               --      1.00      3.68           282,782     0.55            0.60               3.62
12/31/00                               --      1.00      5.87           333,934     0.55            0.60               5.72

SERVICE SHARES
01/01/05 to 06/30/05 (10)         $    --     $1.00      0.85%(2)    $1,101,908     0.97%(1)        1.01%(1)           1.68%(1)
12/31/04                               --      1.00      0.52         1,131,087     0.91            1.06               0.52
12/31/03                               --      1.00      0.37         1,135,481     0.80            1.13               0.32
05/07/02 (3) to 12/31/02               --      1.00      0.57(2)        197,790     0.94(1)         1.16(1)            0.78(1)

-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $    --     $1.00      1.28%(2)    $2,390,467     0.18%(1)        0.25%(1)           2.56%(1)
12/31/04                               --      1.00      1.29         2,662,963     0.17            0.24               1.25
12/31/03                               --      1.00      1.10         3,788,967     0.17            0.23               1.10
12/31/02                               --      1.00      1.83         4,909,006     0.17            0.23               1.79
12/31/01                               --      1.00      4.21         2,237,567     0.19            0.23               4.16
12/31/00                               --      1.00      6.46         2,066,227     0.18            0.23               6.26

N SHARES
01/01/05 to 06/30/05 (10)         $    --     $1.00      1.10%(2)    $1,057,781     0.53%(1)        0.60%(1)           2.21%(1)
12/31/04                               --      1.00      0.94         1,179,902     0.52            0.59               0.90
12/31/03                               --      1.00      0.74         1,301,168     0.52            0.58               0.75
12/31/02                               --      1.00      1.48         1,297,318     0.52            0.58               1.44
12/31/01                               --      1.00      3.85         1,542,392     0.54            0.58               3.81
12/31/00                               --      1.00      6.09         1,293,794     0.53            0.58               5.91

B SHARES
01/01/04 to 12/03/04 (8)          $    --     $1.00      0.35%(2)(5) $       --     0.96%(1)        1.22%(1)           0.34%(1)
12/31/03                               --      1.00      0.24(5)             45     0.98            1.22               0.25
07/26/02 to 12/31/02                   --      1.00      0.30(2)(5)          15     1.17(1)         1.23(1)            0.73(1)
06/29/01 (3) to 12/31/01               --      1.00       N/A(6)             --     1.19(1)         1.23(1)            2.84(1)

EXCHANGE SHARES
01/01/05 to 06/30/05 (10)         $    --     $1.00      1.28%(2)    $  468,198     0.18%(1)        0.30%(1)           2.45%(1)
12/31/04                               --      1.00      1.28         1,029,184     0.17            0.30               1.35
12/31/03                               --      1.00      1.05           478,586     0.22            0.28               1.10
12/31/02                               --      1.00      1.79         1,434,436     0.22            0.28               1.70
07/12/01 (3) to 12/31/01               --      1.00      1.41(2)        343,617     0.24(1)         0.28(1)            2.69(1)


                       See Notes to Financial Statements.

92 & 93

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    NET                      NET
                                   ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS  DISTRIBUTIONS
                                   VALUE        NET      UNREALIZED       FROM       FROM NET       FROM NET
                                 BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                 OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME          GAINS      DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
-----------------------------
MONEY MARKET FUND (CONTINUED)
-----------------------------
SERVICE SHARES
01/01/05 to 06/30/05 (10)         $ 1.00     $ 0.009       $    --       $0.009       $(0.009)      $    --        $(0.009)
12/31/04                            1.00       0.006            --        0.006        (0.006)           --         (0.006)
12/31/03                            1.00       0.004            --        0.004        (0.004)           --         (0.004)
05/02/02(3) to 12/31/02             1.00       0.007            --        0.007        (0.007)           --         (0.007)

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $ 1.00     $ 0.010       $    --       $0.010       $(0.010)      $    --        $(0.010)
12/31/04                            1.00       0.010            --        0.010        (0.010)           --         (0.010)
12/31/03                            1.00       0.009            --        0.009        (0.009)           --         (0.009)
12/31/02                            1.00       0.013            --        0.013        (0.013)           --         (0.013)
12/31/01                            1.00       0.027            --        0.027        (0.027)           --         (0.027)
12/31/00                            1.00       0.039            --        0.039        (0.039)           --         (0.039)

N SHARES
01/01/05 to 06/30/05 (10)         $ 1.00     $ 0.008       $    --       $0.008       $(0.008)      $    --        $(0.008)
12/31/04                            1.00       0.007            --        0.007        (0.007)           --         (0.007)
12/31/03                            1.00       0.005            --        0.005        (0.005)           --         (0.005)
12/31/02                            1.00       0.010            --        0.010        (0.010)           --         (0.010)
12/31/01                            1.00       0.023            --        0.023        (0.023)           --         (0.023)
12/31/00                            1.00       0.035            --        0.035        (0.035)           --         (0.035)

SERVICE SHARES
01/01/05 to 06/30/05 (10)         $ 1.00     $ 0.006       $    --       $0.006       $(0.006)      $    --        $(0.006)
12/31/04                            1.00       0.003            --        0.003        (0.003)           --         (0.003)
12/31/03                            1.00       0.003            --        0.003        (0.003)           --         (0.003)
05/06/02(3) to 12/31/02             1.00       0.004            --        0.004        (0.004)           --         (0.004)

---------
BOND FUND
---------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $10.22     $ 0.224       $ 0.038       $0.262       $(0.224)      $    --        $(0.224)
12/31/04                           10.27       0.456        (0.047)       0.409        (0.459)           --         (0.459)
12/31/03                           10.38       0.508        (0.110)       0.398        (0.508)           --         (0.508)
12/31/02                           10.25       0.582         0.130        0.712        (0.582)           --         (0.582)
12/31/01                           10.06       0.631         0.190        0.821        (0.631)           --         (0.631)
12/31/00                            9.49       0.623         0.570        1.193        (0.623)           --         (0.623)

N SHARES
01/01/05 to 06/30/05 (10)         $10.22     $ 0.212       $ 0.038       $0.250       $(0.212)      $    --        $(0.212)
12/31/04                           10.27       0.431        (0.047)       0.384        (0.434)           --         (0.434)
12/31/03                           10.38       0.483        (0.110)       0.373        (0.483)           --         (0.483)
12/31/02                           10.25       0.556         0.130        0.686        (0.556)           --         (0.556)
12/31/01                           10.06       0.605         0.190        0.795        (0.605)           --         (0.605)
12/31/00                            9.49       0.599         0.570        1.169        (0.599)           --         (0.599)

                                                                                              RATIO OF      RATIO OF NET
                              REDEMPTION     NET                     NET                      EXPENSES       INVESTMENT
                                 FEES       ASSET                  ASSETS       RATIO OF     TO AVERAGE        INCOME
                               ADDED TO     VALUE                  END OF      EXPENSES TO   NET ASSETS          TO        PORTFOLIO
                               PAID-IN     END OF     TOTAL        PERIOD      AVERAGE NET   (EXCLUDING     AVERAGE NET    TURNOVER
                               CAPITAL     PERIOD    RETURN        (000)         ASSETS       WAIVERS)         ASSETS        RATE
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------
MONEY MARKET FUND (CONTINUED)
-----------------------------
SERVICE SHARES
01/01/05 to 06/30/05 (10)      $   --      $ 1.00     0.90%(2)   $1,697,691      0.93%(1)       1.00%(1)       1.81%(1)         --%
12/31/04                           --        1.00     0.59        1,757,653      0.87           1.06           0.56             --
12/31/03                           --        1.00     0.44        2,159,249      0.82           1.14           0.41             --
05/02/02(3) to 12/31/02            --        1.00     0.69(2)     1,267,811      0.91(1)        1.12(1)        0.97(1)          --

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)      $   --      $ 1.00     0.96%(2)   $  944,060      0.26%(1)       0.26%(1)       1.93%(1)         --%
12/31/04                           --        1.00     1.00          759,266      0.25           0.25           0.99             --
12/31/03                           --        1.00     0.90          847,140      0.22           0.23           0.89             --
12/31/02                           --        1.00     1.35          815,171      0.22           0.23           1.34             --
12/31/01                           --        1.00     2.70          788,162      0.23           0.23           2.62             --
12/31/00                           --        1.00     3.94          830,879      0.24           0.24           3.88             --

N SHARES
01/01/05 to 06/30/05 (10)      $   --      $ 1.00     0.78%(2)   $  207,199      0.61%(1)       0.61%(1)       1.58%(1)         --%
12/31/04                           --        1.00     0.65          191,165      0.60           0.60           0.64             --
12/31/03                           --        1.00     0.54          237,835      0.57           0.58           0.54             --
12/31/02                           --        1.00     0.99          210,678      0.57           0.58           0.99             --
12/31/01                           --        1.00     2.34          230,533      0.58           0.58           2.35             --
12/31/00                           --        1.00     3.58          237,521      0.58           0.59           3.54             --

SERVICE SHARES
01/01/05 to 06/30/05 (10)      $   --      $ 1.00     0.60%(2)   $  153,636      0.99%(1)       1.01%(1)       1.19%(1)         --%
12/31/04                           --        1.00     0.35          175,901      0.90           1.06           0.34             --
12/31/03                           --        1.00     0.30          180,061      0.81           1.14           0.28             --
05/06/02(3) to 12/31/02            --        1.00     0.39(2)        78,769      0.96(1)        1.14(1)        0.58(1)          --

---------
BOND FUND
---------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)      $0.002(7)   $10.26     2.62%(2)   $  181,581      0.60%(1)       0.89%(1)       4.44%(1)      24.69%
12/31/04                           --       10.22     4.07          174,597      0.60           0.93           4.45          75.40
12/31/03                           --       10.27     3.93          123,365      0.60           0.94           4.89          66.64
12/31/02                           --       10.38     7.18          216,106      0.60           0.96           5.69          65.39
12/31/01                           --       10.25     8.32          218,944      0.60           0.92           6.15          84.37
12/31/00                           --       10.06    13.06          210,902      0.60           0.93           6.48          94.61

N SHARES
01/01/05 to 06/30/05 (10)      $0.002(7)   $10.26     2.50%(2)   $    3,379      0.85%(1)       1.14%(1)       4.19%(1)      24.69%
12/31/04                           --       10.22     3.82            3,540      0.85           1.18           4.20          75.40
12/31/03                           --       10.27     3.67            4,810      0.85           1.19           4.64          66.64
12/31/02                           --       10.38     6.91            5,838      0.85           1.21           5.44          65.39
12/31/01                           --       10.25     8.05            6,165      0.85           1.17           5.90          84.37
12/31/00                           --       10.06    12.78            3,965      0.85           1.18           6.23          94.61

                       See Notes to Financial Statements.

94 & 95

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                      NET
                                   ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS  DISTRIBUTIONS
                                   VALUE        NET      UNREALIZED       FROM       FROM NET       FROM NET
                                 BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                 OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME          GAINS      DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
---------------------
BOND FUND (CONTINUED)
---------------------
A SHARES
01/01/05 to 06/30/05 (10)         $10.22     $ 0.212       $ 0.038       $0.250       $(0.212)      $    --        $(0.212)
12/31/04                           10.27       0.432        (0.048)       0.384        (0.434)           --         (0.434)
12/31/03                           10.38       0.483        (0.110)       0.373        (0.483)           --         (0.483)
12/31/02                           10.25       0.556         0.130        0.686        (0.556)           --         (0.556)
12/31/01                           10.06       0.605         0.190        0.795        (0.605)           --         (0.605)
12/31/00                            9.49       0.599         0.570        1.169        (0.599)           --         (0.599)

B SHARES
01/01/04 to 12/03/04 (8)          $10.27     $ 0.328       $(0.058)      $0.270       $(0.330)      $    --        $(0.330)
12/31/03                           10.38       0.405        (0.110)       0.295        (0.405)           --         (0.405)
12/31/02                           10.25       0.479         0.130        0.609        (0.479)           --         (0.479)
08/20/01 (3) to 12/31/01           10.36       0.192        (0.110)       0.082        (0.192)           --         (0.192)

--------------------
HIGH YIELD BOND FUND
--------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $13.07     $ 0.418       $(0.373)      $0.045       $(0.418)      $(0.037)       $(0.455)
12/31/04                           12.83       0.878         0.431        1.309        (0.878)       (0.191)        (1.069)
12/31/03                           11.74       0.887         1.175        2.062        (0.887)       (0.085)        (0.972)
9/23/02 (3) to 12/31/02            11.55       0.256         0.190        0.446        (0.256)           --         (0.256)

N SHARES
01/01/05 to 06/30/05 (10)         $13.07     $ 0.402       $(0.373)      $0.029       $(0.402)      $(0.037)       $(0.439)
05/18/04(3) to 12/31/04            12.43       0.527         0.831        1.358        (0.527)       (0.191)        (0.718)

A SHARES
01/01/05 to 06/30/05 (10)         $13.07     $ 0.402       $(0.373)      $0.029       $(0.402)      $(0.037)       $(0.439)
05/18/04(3) to 12/31/04            12.43       0.527         0.831        1.358        (0.527)       (0.191)        (0.718)

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $16.84     $ 0.329       $ 0.072       $0.401       $(0.329)      $(0.033)       $(0.362)
12/31/04                           17.12       0.593        (0.094)       0.499        (0.593)       (0.186)        (0.779)
12/31/03                           17.63       0.711        (0.293)       0.418        (0.711)       (0.217)        (0.928)
12/31/02                           16.79       0.870         0.840        1.710        (0.870)           --         (0.870)
12/31/01                           16.55       1.005         0.240        1.245        (1.005)           --         (1.005)
12/31/00                           15.56       0.986         0.990        1.976        (0.986)           --         (0.986)

N SHARES
01/01/05 to 06/30/05 (10)         $16.84     $ 0.309       $ 0.072       $0.381       $(0.309)      $(0.033)       $(0.342)
12/31/04                           17.12       0.550        (0.094)       0.456        (0.550)       (0.186)        (0.736)
12/31/03                           17.63       0.667        (0.293)       0.374        (0.667)       (0.217)        (0.884)
12/31/02                           16.79       0.828         0.840        1.668        (0.828)           --         (0.828)
12/31/01                           16.55       0.963         0.240        1.203        (0.963)           --         (0.963)
12/31/00                           15.56       0.947         0.990        1.937        (0.947)           --         (0.947)

                                                                                                  RATIO OF    RATIO OF NET
                                 REDEMPTION     NET                      NET                      EXPENSES     INVESTMENT
                                    FEES       ASSET                   ASSETS       RATIO OF     TO AVERAGE      INCOME
                                  ADDED TO     VALUE                   END OF      EXPENSES TO   NET ASSETS        TO      PORTFOLIO
                                  PAID-IN     END OF     TOTAL         PERIOD      AVERAGE NET   (EXCLUDING   AVERAGE NET  TURNOVER
                                  CAPITAL     PERIOD    RETURN         (000)         ASSETS       WAIVERS)       ASSETS      RATE
------------------------------------------------------------------------------------------------------------------------------------
---------------------
BOND FUND (CONTINUED)
---------------------
A SHARES
01/01/05 to 06/30/05 (10)         $0.002(7)   $10.26     2.50%(2),(4)  $   818       0.85%(1)       1.14%(1)     4.19%(1)    24.69%
12/31/04                              --       10.22     3.82 (4)          843       0.85           1.18         4.24        75.40
12/31/03                              --       10.27     3.67 (4)          715       0.85           1.19         4.64        66.64
12/31/02                              --       10.38     6.91 (4)          824       0.85           1.21         5.36        65.39
12/31/01                              --       10.25     8.05 (4)          235       0.85           1.17         5.80        84.37
12/31/00                              --       10.06    12.78 (4)           32       0.85           1.18         6.23        94.61

B SHARES
01/01/04 to 12/03/04 (8)          $   --      $10.21     2.67%(2)(5)   $    --       1.60%(1)       1.93%(1)     3.44%(1)    75.40%
12/31/03                              --       10.27     2.90 (5)          453       1.60           1.94         3.89        66.64
12/31/02                              --       10.38     6.12 (5)          497       1.60           1.96         4.59        65.39
08/20/01 (3) to 12/31/01              --       10.25     0.78 (2)(5)       205       1.60(1)        1.92(1)      4.94(1)     84.37

--------------------
HIGH YIELD BOND FUND
--------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $   --      $12.66     0.38%(2)      $71,194       0.61%(1)       0.80%(1)     6.59%(1)    21.43%
12/31/04                              --       13.07    10.65           83,101       0.61           0.76         6.80        57.38
12/31/03                              --       12.83    18.15           62,926       0.61           0.73         7.11        81.50
9/23/02 (3) to 12/31/02               --       11.74     3.90(2)        18,088       0.61(1)        1.41(1)      8.11(1)     38.03

N SHARES
01/01/05 to 06/30/05 (10)         $   --      $12.66     0.26%(2)      $   320       0.86%(1)       1.05%(1)     6.34%(1)    21.43%
05/18/04(3) to 12/31/04               --       13.07    11.15(2)           375       0.86(1)        1.05(1)      6.61(1)     57.38

A SHARES
01/01/05 to 06/30/05 (10)         $   --      $12.66     0.26%(2),(4)  $   375       0.86%(1)       1.05%(1)     6.39%(1)    21.43%
05/18/04(3) to 12/31/04               --       13.07    11.15(2)(4)        176       0.86(1)        1.05(1)      6.61(1)     57.38

---------------------------------
INTERMEDIATE GOVERNMENT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $0.001(7)   $16.88     2.36%(2)      $20,308       0.50%(1)       0.92%(1)     3.90%(1)    40.40%
12/31/04                              --       16.84     3.05           41,993       0.50           0.84         3.48        35.37
12/31/03                              --       17.12     2.40           66,162       0.50           0.89         4.07        58.97
12/31/02                              --       17.63    10.39           75,573       0.50           1.07         5.05        61.56
12/31/01                              --       16.79     7.74           61,383       0.50           1.08         5.98        52.17
12/31/00                              --       16.55    13.18           62,969       0.50           0.99         6.22        26.42

N SHARES
01/01/05 to 06/30/05 (10)         $0.001(7)   $16.88     2.23%(2)      $ 4,548       0.75%(1)       1.17%(1)     3.65%(1)    40.40%
12/31/04                              --       16.84     2.79           11,436       0.75           1.09         3.23        35.37
12/31/03                              --       17.12     2.15           17,604       0.75           1.14         3.82        58.97
12/31/02                              --       17.63    10.12           19,769       0.75           1.32         4.80        61.56
12/31/01                              --       16.79     7.47            5,577       0.75           1.33         5.73        52.17
12/31/00                              --       16.55    12.90            5,530       0.75           1.24         5.97        26.42

                       See Notes to Financial Statements.

96 & 97

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                      NET
                                   ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS  DISTRIBUTIONS
                                   VALUE        NET      UNREALIZED       FROM       FROM NET       FROM NET
                                 BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                 OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME          GAINS      DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------
INTERMEDIATE GOVERNMENT BOND FUND (CONTINUED)
---------------------------------------------
A SHARES
01/01/05 to 06/30/05 (10)         $16.84     $ 0.309       $ 0.071      $ 0.380       $(0.309)      $(0.033)       $(0.342)
12/31/04                           17.12       0.550        (0.094)       0.456        (0.550)       (0.186)        (0.736)
12/31/03                           17.63       0.667        (0.293)       0.374        (0.667)       (0.217)        (0.884)
12/31/02                           16.79       0.828         0.840        1.668        (0.828)           --         (0.828)
12/31/01                           16.55       0.963         0.240        1.203        (0.963)           --         (0.963)
12/31/00                           15.56       0.947         0.990        1.937        (0.947)           --         (0.947)

B SHARES
01/01/04 to 12/03/04 (8)          $17.12     $ 0.390       $(0.119)     $ 0.271       $(0.391)      $(0.120)       $(0.511)
12/31/03                           17.63       0.536        (0.293)       0.243        (0.536)       (0.217)        (0.753)
12/31/02                           16.79       0.699         0.840        1.539        (0.699)           --         (0.699)
05/31/01 (3) to 12/31/01           16.53       0.479         0.260        0.739        (0.479)           --         (0.479)

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $11.41     $ 0.244       $(0.060)     $ 0.184       $(0.244)      $    --        $(0.244)
12/31/04                           11.55       0.479        (0.140)       0.339        (0.479)           --         (0.479)
12/31/03                           11.48       0.452         0.070        0.522        (0.452)           --         (0.452)
12/31/02                           10.91       0.481         0.570        1.051        (0.481)           --         (0.481)
12/31/01                           10.82       0.506         0.090        0.596        (0.506)           --         (0.506)
12/31/00                           10.22       0.513         0.600        1.113        (0.513)           --         (0.513)

N SHARES
01/01/05 to 06/30/05 (10)         $11.41     $ 0.230       $(0.060)     $ 0.170       $(0.230)      $    --        $(0.230)
12/31/04                           11.55       0.451        (0.140)       0.311        (0.451)           --         (0.451)
12/31/03                           11.48       0.424         0.070        0.494        (0.424)           --         (0.424)
12/31/02                           10.91       0.453         0.570        1.023        (0.453)           --         (0.453)
12/31/01                           10.82       0.478         0.090        0.568        (0.478)           --         (0.478)
12/31/00                           10.22       0.487         0.600        1.087        (0.487)           --         (0.487)

A SHARES
01/01/05 to 06/30/05 (10)         $11.41     $ 0.230       $(0.060)     $ 0.170       $(0.230)      $    --        $(0.230)
12/31/04                           11.55       0.451        (0.140)       0.311        (0.451)           --         (0.451)
12/31/03                           11.48       0.424         0.070        0.494        (0.424)           --         (0.424)
12/31/02                           10.91       0.453         0.570        1.023        (0.453)           --         (0.453)
01/17/01 (3) to 12/31/01           10.95       0.456        (0.040)       0.416        (0.456)           --         (0.456)

B SHARES
01/01/04 to 12/03/04 (8)          $11.55     $ 0.338       $(0.180)     $ 0.158       $(0.338)      $    --        $(0.338)
12/31/03                           11.48       0.338         0.070        0.408        (0.338)           --         (0.338)
12/31/02                           10.91       0.353         0.570        0.923        (0.353)           --         (0.353)
11/21/01 (3) to 12/31/01           11.11       0.042        (0.200)      (0.158)       (0.042)           --         (0.042)

                                                                                                RATIO OF      RATIO OF NET
                                  REDEMPTION   NET                      NET                     EXPENSES       INVESTMENT
                                     FEES     ASSET                   ASSETS       RATIO OF    TO AVERAGE        INCOME
                                   ADDED TO   VALUE                   END OF      EXPENSES TO  NET ASSETS          TO      PORTFOLIO
                                   PAID-IN   END OF     TOTAL         PERIOD      AVERAGE NET  (EXCLUDING     AVERAGE NET  TURNOVER
                                   CAPITAL   PERIOD    RETURN         (000)         ASSETS      WAIVERS)         ASSETS      RATE
------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------
INTERMEDIATE GOVERNMENT BOND FUND (CONTINUED)
---------------------------------------------
A SHARES
01/01/05 to 06/30/05 (10)          $0.002(7) $16.88     2.23%(2),(4) $   2,700      0.75%(1)      1.17%(1)       3.71%(1)    40.40%
12/31/04                               --     16.84     2.79 (4)         2,976      0.75          1.09           3.23        35.37
12/31/03                               --     17.12     2.15 (4)         2,394      0.75          1.14           3.82        58.97
12/31/02                               --     17.63    10.12 (4)         2,324      0.75          1.32           4.58        61.56
12/31/01                               --     16.79     7.47 (4)           552      0.75          1.33           5.68        52.17
12/31/00                               --     16.55    12.90 (4)            49      0.75          1.24           5.97        26.42

B SHARES
01/01/04 to 12/03/04 (8)           $   --    $16.88     1.62%(2)(5)  $      --      1.50%(1)      1.83%(1)       2.47%(1)    35.37%
12/31/03                               --     17.12     1.39 (5)         1,153      1.50          1.89           3.07        58.97
12/31/02                               --     17.63     9.30 (5)           904      1.50          2.07           3.91        61.56
05/31/01 (3) to 12/31/01               --     16.79     4.54 (2)(5)        205      1.50(1)       2.14(1)        4.82(1)     52.17

---------------------------------
INTERMEDIATE TAX-EXEMPT BOND FUND
---------------------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)          $   --    $11.35     1.64%(2)     $ 225,927      0.42%(1)      0.68%(1)       4.34%(1)    21.31%
12/31/04                               --     11.41     3.02           232,419      0.44          0.70           4.19        26.94
12/31/03                               --     11.55     4.64           236,282      0.45          0.72           3.94        40.20
12/31/02                               --     11.48     9.82           246,217      0.27          0.89           4.29        61.27
12/31/01                               --     10.91     5.58           218,956      0.25          0.86           4.60       100.00
12/31/00                               --     10.82    11.21           196,980      0.23          0.83           4.95       200.55

N SHARES
01/01/05 to 06/30/05 (10)          $   --    $11.35     1.51%(2)     $  11,224      0.67%(1)      0.93%(1)       4.09%(1)    21.31%
12/31/04                               --     11.41     2.76             8,804      0.69          0.95           3.94        26.94
12/31/03                               --     11.55     4.38             7,341      0.70          0.97           3.69        40.20
12/31/02                               --     11.48     9.55            10,287      0.52          1.14           4.04        61.27
12/31/01                               --     10.91     5.32             7,573      0.50          1.11           4.24       100.00
12/31/00                               --     10.82    10.94               659      0.48          1.08           4.63       200.55

A SHARES
01/01/05 to 06/30/05 (10)          $   --    $11.35     1.51%(2),(4) $   2,242      0.67%(1)      0.93%(1)       4.09%(1)    21.31%
12/31/04                               --     11.41     2.76(4)          2,185      0.69          0.95           3.94        26.94
12/31/03                               --     11.55     4.38(4)          2,102      0.70          0.97           3.69        40.20
12/31/02                               --     11.48     9.55(4)          1,648      0.52          1.14           3.96        61.27
01/17/01 (3) to 12/31/01               --     10.91     3.85(2)(4)         131      0.50(1)       1.11(1)        4.19(1)    100.00

B SHARES
01/01/04 to 12/03/04 (8)           $   --    $11.37     1.40%(2)(5)  $      --      1.44%(1)      1.69%(1)       3.17%(1)   26.94%
12/31/03                               --     11.55     3.61(5)            734      1.45          1.72           2.94        40.20
12/31/02                               --     11.48     8.58(5)            305      1.27          1.89           3.20        61.27
11/21/01 (3) to 12/31/01               --     10.91    (1.42)(2)(5)          2      1.25(1)       1.86(1)        3.60(1)    100.00


                       See Notes to Financial Statements.

98 & 99

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                      NET
                                   ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS  DISTRIBUTIONS
                                   VALUE        NET      UNREALIZED       FROM       FROM NET       FROM NET
                                 BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                 OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME          GAINS      DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $10.29     $ 0.188       $(0.050)     $ 0.138       $(0.188)      $    --        $(0.188)
12/31/04                           10.38       0.387        (0.090)       0.297        (0.387)           --         (0.387)
12/31/03                           10.40       0.440        (0.020)       0.420        (0.440)           --         (0.440)
12/31/02                           10.31       0.549         0.090        0.639        (0.549)           --         (0.549)
12/31/01                           10.12       0.592         0.190        0.782        (0.592)           --         (0.592)
12/31/00                            9.77       0.628         0.350        0.978        (0.628)           --         (0.628)

N SHARES
01/01/05 to 06/30/05 (10)         $10.29     $ 0.176       $(0.050)     $ 0.126       $(0.176)      $    --        $(0.176)
12/31/04                           10.38       0.362        (0.090)       0.272        (0.362)           --         (0.362)
12/31/03                           10.40       0.414        (0.020)       0.394        (0.414)           --         (0.414)
12/31/02                           10.31       0.524         0.090        0.614        (0.524)           --         (0.524)
12/31/01                           10.12       0.566         0.190        0.756        (0.566)           --         (0.566)
12/31/00                            9.77       0.603         0.350        0.953        (0.603)           --         (0.603)

A SHARES
01/01/05 to 06/30/05 (10)         $10.29     $ 0.176       $(0.050)     $ 0.126       $(0.176)      $    --        $(0.176)
12/31/04                           10.38       0.362        (0.090)       0.272        (0.362)           --         (0.362)
12/31/03                           10.40       0.414        (0.020)       0.394        (0.414)           --         (0.414)
12/31/02                           10.31       0.524         0.090        0.614        (0.524)           --         (0.524)
12/31/01                           10.12       0.566         0.190        0.756        (0.566)           --         (0.566)
12/31/00                            9.77       0.603         0.350        0.953        (0.603)           --         (0.603)

B SHARES
01/01/04 to 12/03/04 (8)          $10.38     $ 0.264       $(0.100)     $ 0.164       $(0.264)      $    --        $(0.264)
12/31/03                           10.40       0.336        (0.020)       0.316        (0.336)           --         (0.336)
12/31/02                           10.31       0.447         0.090        0.537        (0.447)           --         (0.447)
09/18/01 (3) to 12/31/01           10.50       0.130        (0.190)      (0.060)       (0.130)           --         (0.130)

--------------------
TAX-EXEMPT BOND FUND
--------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $11.02     $ 0.246       $(0.012)     $ 0.234       $(0.246)      $(0.008)       $(0.254)
12/31/04                           11.33       0.503        (0.123)       0.380        (0.503)       (0.187)        (0.690)
12/31/03                           11.19       0.496         0.140        0.636        (0.496)           --         (0.496)
12/31/02                           10.54       0.527         0.650        1.177        (0.527)           --         (0.527)
12/31/01                           10.45       0.528         0.090        0.618        (0.528)           --         (0.528)
12/31/00                            9.63       0.525         0.820        1.345        (0.525)           --         (0.525)

N SHARES
01/01/05 to 06/30/05 (10)         $11.02     $ 0.232       $(0.012)     $ 0.220       $(0.232)      $(0.008)       $(0.240)
12/31/04                           11.33       0.475        (0.123)       0.352        (0.475)       (0.187)        (0.662)
12/31/03                           11.19       0.468         0.140        0.608        (0.468)           --         (0.468)
12/31/02                           10.54       0.500         0.650        1.150        (0.500)           --         (0.500)
12/31/01                           10.45       0.502         0.090        0.592        (0.502)           --         (0.502)
12/31/00                            9.63       0.500         0.820        1.320        (0.500)           --         (0.500)

                                                                                               RATIO OF      RATIO OF NET
                              REDEMPTION     NET                      NET                      EXPENSES       INVESTMENT
                                 FEES       ASSET                   ASSETS       RATIO OF     TO AVERAGE        INCOME
                               ADDED TO     VALUE                   END OF      EXPENSES TO   NET ASSETS          TO       PORTFOLIO
                               PAID-IN     END OF     TOTAL         PERIOD      AVERAGE NET   (EXCLUDING     AVERAGE NET   TURNOVER
                               CAPITAL     PERIOD    RETURN         (000)         ASSETS       WAIVERS)         ASSETS       RATE
------------------------------------------------------------------------------------------------------------------------------------
----------------------------
SHORT/INTERMEDIATE BOND FUND
----------------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)      $   --      $10.24     1.37%(2)     $ 270,812      0.60%(1)       0.93%(1)       3.73%(1)     28.59%
12/31/04                           --       10.29     2.92           250,644      0.60           0.94           3.75         68.37
12/31/03                           --       10.38     4.11           279,109      0.60           0.97           4.20         61.21
12/31/02                           --       10.40     6.40           237,566      0.60           1.00           5.35         66.14
12/31/01                           --       10.31     7.86           230,499      0.60           0.96           5.73         56.36
12/31/00                           --       10.12    10.40           227,766      0.60           0.93           6.39         77.42

N SHARES
01/01/05 to 06/30/05 (10)      $   --      $10.24     1.24%(2)     $   6,446      0.85%(1)       1.18%(1)       3.48%(1)     28.59%
12/31/04                           --       10.29     2.66             7,573      0.85           1.19           3.50         68.37
12/31/03                           --       10.38     3.85             9,045      0.85           1.22           3.95         61.21
12/31/02                           --       10.40     6.14             8,617      0.85           1.25           5.10         66.14
12/31/01                           --       10.31     7.60             6,419      0.85           1.21           5.48         56.36
12/31/00                           --       10.12    10.13             3,842      0.85           1.18           6.14         77.42

A SHARES
01/01/05 to 06/30/05 (10)      $   --      $10.24     1.24%(2)(4)  $   3,895      0.85%(1)       1.18%(1)       3.48%(1)     28.59%
12/31/04                           --       10.29     2.66(4)          4,350      0.85           1.19           3.50         68.37
12/31/03                           --       10.38     3.85(4)          4,547      0.85           1.22           3.95         61.21
12/31/02                           --       10.40     6.14(4)          4,756      0.85           1.25           4.89         66.14
12/31/01                           --       10.31     7.60(4)            960      0.85           1.21           5.37         56.36
12/31/00                           --       10.12    10.13(4)            178      0.85           1.18           6.14         77.42

B SHARES
01/01/04 to 12/03/04 (8)       $   --      $10.28     1.60%(2)(5)  $      --      1.60%(1)       1.94%(1)       2.74%(1)     68.37%
12/31/03                           --       10.38     3.08(5)          1,028      1.60           1.97           3.12         61.21
12/31/02                           --       10.40     5.35(5)            392      1.60           2.00           4.13         66.14
09/18/01 (3) to 12/31/01           --       10.31    (0.59)(2)(5)         26      1.55(1)        1.91(1)        4.12(1)      56.36

--------------------
TAX-EXEMPT BOND FUND
--------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)      $   --      $11.00     2.15%(2)     $  77,067      0.49%(1)       0.75%(1)       4.51%(1)     17.34%
12/31/04                           --       11.02     3.46            76,362      0.52           0.79           4.49         32.57
12/31/03                           --       11.33     5.81            86,812      0.51           0.79           4.40         42.58
12/31/02                           --       11.19    11.42           106,975      0.31           0.95           4.84         86.76
12/31/01                           --       10.54     6.02           105,448      0.27           0.91           4.99        168.31
12/31/00                           --       10.45    14.41           110,321      0.25           0.85           5.31        164.85

N SHARES
01/01/05 to 06/30/05 (10)      $   --      $11.00     2.02%(2)     $  27,227      0.74%(1)       1.00%(1)       4.26%(1)     17.34%
12/31/04                           --       11.02     3.21            24,667      0.77           1.04           4.24         32.57
12/31/03                           --       11.33     5.55            24,873      0.76           1.04           4.15         42.58
12/31/02                           --       11.19    11.15            14,194      0.56           1.20           4.51         86.76
12/31/01                           --       10.54     5.76             1,522      0.52           1.16           4.74        168.31
12/31/00                           --       10.45    14.13             1,117      0.50           1.10           5.10        164.85

                       See Notes to Financial Statements.

100 & 101

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                      NET
                                   ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS  DISTRIBUTIONS
                                   VALUE        NET      UNREALIZED       FROM       FROM NET       FROM NET
                                 BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                 OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME          GAINS      DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
--------------------------------
TAX-EXEMPT BOND FUND (CONTINUED)
--------------------------------
A SHARES
01/01/05 to 06/30/05 (10)         $11.02     $ 0.232       $(0.012)     $ 0.220       $(0.232)      $(0.008)       $(0.240)
12/31/04                           11.33       0.475        (0.123)       0.352        (0.475)       (0.187)        (0.662)
12/31/03                           11.19       0.468         0.140        0.608        (0.468)           --         (0.468)
12/31/02                           10.54       0.500         0.650        1.150        (0.500)           --         (0.500)
01/31/01 (3) to 12/31/01           10.44       0.457         0.100        0.557        (0.457)           --         (0.457)

B SHARES
01/01/04 to 12/03/04 (8)          $11.33     $ 0.363       $(0.180)     $ 0.183       $(0.363)      $    --        $(0.363)
12/31/03                           11.19       0.384         0.140        0.524        (0.384)           --         (0.384)
12/31/02                           10.54       0.418         0.650        1.068        (0.418)           --         (0.418)
06/21/01 (3) to 12/31/01           10.52       0.215         0.020        0.235        (0.215)           --         (0.215)

------------------------------
ULTRA SHORT DURATION BOND FUND
------------------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $ 9.92     $ 0.128       $(0.007)     $ 0.121       $(0.121)      $    --        $(0.121)
04/01/04(3) to 12/31/04            10.00       0.150        (0.061)       0.089        (0.169)           --         (0.169)

-------------
BALANCED FUND
-------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $14.99     $ 0.134       $ 0.373      $ 0.507       $(0.124)      $(0.173)       $(0.297)
12/31/04                           13.50       0.272         1.504        1.776        (0.272)       (0.014)        (0.286)
12/31/03                           11.54       0.251         1.958        2.209        (0.249)           --         (0.249)
12/31/02                           13.01       0.310        (1.470)      (1.160)       (0.310)           --         (0.310)
12/31/01                           13.27       0.362        (0.216)       0.146        (0.364)       (0.042)        (0.406)
12/31/00                           12.38       0.389         1.115        1.504        (0.391)       (0.223)        (0.614)

N SHARES
01/01/05 to 06/30/05 (10)         $14.99     $ 0.139       $ 0.352      $ 0.491       $(0.108)      $(0.173)       $(0.281)
12/31/04                           13.50       0.253         1.489        1.742        (0.238)       (0.014)        (0.252)
12/31/03                           11.54       0.223         1.955        2.178        (0.218)           --         (0.218)
12/31/02                           13.00       0.277        (1.459)      (1.182)       (0.278)           --         (0.278)
12/31/01                           13.27       0.331        (0.226)       0.105        (0.333)       (0.042)        (0.375)
12/31/00                           12.38       0.356         1.114        1.470        (0.357)       (0.223)        (0.580)

A SHARES
01/01/05 to 06/30/05 (10)         $14.97     $ 0.124       $ 0.366      $ 0.490       $(0.107)      $(0.173)       $(0.280)
12/31/04                           13.49       0.242         1.496        1.738        (0.244)       (0.014)        (0.258)
12/31/03                           11.53       0.230         1.950        2.180        (0.220)           --         (0.220)
12/31/02                           13.00       0.278        (1.469)      (1.191)       (0.279)           --         (0.279)
12/31/01                           13.26       0.333        (0.216)       0.117        (0.335)       (0.042)        (0.377)
12/31/00                           12.38       0.356         1.107        1.463        (0.360)       (0.223)        (0.583)

B SHARES
01/01/04 to 12/03/04 (8)          $13.45     $ 0.131       $ 1.237      $ 1.368       $(0.098)      $    --        $(0.098)
12/31/03                           11.51       0.158         1.927        2.085        (0.145)           --         (0.145)
02/04/02(3) to 12/31/02            13.02       0.186        (1.471)      (1.285)       (0.225)           --         (0.225)

                                                                                                 RATIO OF     RATIO OF NET
                                REDEMPTION     NET                      NET                      EXPENSES      INVESTMENT
                                   FEES       ASSET                   ASSETS       RATIO OF     TO AVERAGE       INCOME
                                 ADDED TO     VALUE                   END OF      EXPENSES TO   NET ASSETS         TO      PORTFOLIO
                                 PAID-IN     END OF     TOTAL         PERIOD      AVERAGE NET   (EXCLUDING    AVERAGE NET  TURNOVER
                                 CAPITAL     PERIOD    RETURN         (000)         ASSETS       WAIVERS)        ASSETS      RATE
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------
TAX-EXEMPT BOND FUND (CONTINUED)
--------------------------------
A SHARES
01/01/05 to 06/30/05 (10)        $   --      $11.00     2.02%(2)(4)  $   4,294      0.74%(1)       1.00%(1)      4.26%(1)    17.34%
12/31/04                             --       11.02     3.21(4)          4,136      0.77           1.04          4.24        32.57
12/31/03                             --       11.33     5.55(4)          3,098      0.76           1.04          4.15        42.58
12/31/02                             --       11.19    11.15(4)          4,296      0.56           1.20          4.52        86.76
01/31/01 (3) to 12/31/01             --       10.54     5.40(2)(4)         796      0.52(1)        1.16(1)       4.60(1)    168.31

B SHARES
01/01/04 to 12/03/04 (8)         $   --      $11.15     1.66%(2)(5)  $      --      1.52%(1)       1.79%(1)      3.48%(1)    32.57%
12/31/03                             --       11.33     4.76(5)          1,184      1.51           1.79          3.40        42.58
12/31/02                             --       11.19    10.32(5)            687      1.31           1.95          3.75        86.76
06/21/01 (3) to 12/31/01             --       10.54     2.22(2)(5)         133      1.31(1)        1.95(1)       3.77(1)    168.31

------------------------------
ULTRA SHORT DURATION BOND FUND
------------------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)        $   --      $ 9.92     1.22%(2)     $  39,091      0.25%(1)       0.49%(1)      2.66%(1)    26.56%
04/01/04(3) to 12/31/04              --        9.92     0.90(2)         51,082      0.25(1)        0.60(1)       2.10(1)     28.82

-------------
BALANCED FUND
-------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)        $   --      $15.20     3.38%(2)     $  69,987      0.84%(1)       0.86%(1)      1.83%(1)    33.24%
12/31/04                             --       14.99    13.32            64,065      0.88           0.95          1.94        65.60
12/31/03                             --       13.50    19.33            56,553      0.88           1.04          2.05        76.53
12/31/02                             --       11.54    (9.02)           47,015      0.88           1.12          2.50        69.89
12/31/01                             --       13.01     1.21            52,552      0.88           1.10          2.77        65.21
12/31/00                             --       13.27    12.31            56,197      0.88           1.14          2.99       141.47

N SHARES
01/01/05 to 06/30/05 (10)        $   --      $15.20     3.28%(2)     $   5,473      1.09%(1)       1.11%(1)      1.58%(1)    33.24%
12/31/04                             --       14.99    13.04             3,185      1.13           1.20          1.69        65.60
12/31/03                             --       13.50    19.04             2,279      1.13           1.29          1.80        76.53
12/31/02                             --       11.54    (9.18)            1,897      1.13           1.37          2.25        69.89
12/31/01                             --       13.00     0.88             2,253      1.13           1.35          2.52        65.21
12/31/00                             --       13.27    12.03             2,073      1.13           1.57          2.69       141.47

A SHARES
01/01/05 to 06/30/05 (10)        $   --      $15.18     3.28%(2)(4)  $   1,986      1.09%(1)       1.11%(1)      1.58%(1)    33.24%
12/31/04                             --       14.97    13.02(4)          1,641      1.13           1.20          1.69        65.60
12/31/03                             --       13.49    19.07(4)            442      1.13           1.29          1.80        76.53
12/31/02                             --       11.53    (9.26)(4)           260      1.13           1.37          2.25        69.89
12/31/01                             --       13.00     0.97(4)            294      1.13           1.16          2.52        65.21
12/31/00                             --       13.26    11.97(4)            131      1.13           1.51          2.74       141.47

B SHARES
01/01/04 to 12/03/04 (8)         $   --      $14.72    10.23%(2)(5)  $      --      1.87% (1)      1.94%(1)      0.98%(1)    65.60%
12/31/03                             --       13.45    18.22(5)            413      1.88           2.04          1.01        76.53
02/04/02(3) to 12/31/02              --       11.51    (9.96)(2)(5)         75      1.88(1)        2.12(1)       1.50(1)     69.89

                       See Notes to Financial Statements.

102 & 103

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                      NET
                                   ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS  DISTRIBUTIONS
                                   VALUE        NET      UNREALIZED       FROM       FROM NET       FROM NET
                                 BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                 OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME          GAINS      DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $21.91     $ 0.054       $ 0.655      $ 0.709       $    --       $(1.019)       $(1.019)
12/31/04                           20.44       0.144         2.544        2.688        (0.134)       (1.084)        (1.218)
12/31/03                           15.73       0.083         4.710        4.793        (0.083)           --         (0.083)
12/31/02                           20.96       0.053        (4.953)      (4.900)       (0.052)       (0.278)        (0.330)
12/31/01                           24.84       0.031        (3.031)      (3.000)       (0.025)       (0.855)        (0.880)
12/31/00                           29.14      (1.903)       (0.310)      (2.213)           --        (2.087)        (2.087)

N SHARES
01/01/05 to 06/30/05 (10)         $21.65     $ 0.035       $ 0.634      $ 0.669       $    --       $(1.019)       $(1.019)
12/31/04                           20.22       0.065         2.537        2.602        (0.088)       (1.084)        (1.172)
12/31/03                           15.56       0.040         4.657        4.697        (0.037)           --         (0.037)
12/31/02                           20.73       0.004        (4.891)      (4.887)       (0.005)       (0.278)        (0.283)
12/31/01                           24.62      (0.024)       (3.011)      (3.035)           --        (0.855)        (0.855)
12/31/00                           28.97      (1.903)       (0.360)      (2.263)           --        (2.087)        (2.087)

A SHARES
01/01/05 to 06/30/05 (10)         $21.66     $ 0.031       $ 0.638      $ 0.669       $    --       $(1.019)       $(1.019)
12/31/04                           20.24       0.078         2.521        2.599        (0.095)       (1.084)        (1.179)
12/31/03                           15.57       0.035         4.671        4.706        (0.036)           --         (0.036)
12/31/02                           20.73       0.009        (4.883)      (4.874)       (0.008)       (0.278)        (0.286)
12/31/01                           24.61      (0.025)       (3.000)      (3.025)           --        (0.855)        (0.855)
12/31/00                           28.96      (1.903)       (0.360)      (2.263)           --        (2.087)        (2.087)

B SHARES
01/01/04 to 12/03/04 (8)          $19.91     $(0.021)      $ 1.948      $ 1.927       $    --       $(0.197)       $(0.197)
12/31/03                           15.40      (0.093)        4.603        4.510            --            --             --
12/31/02                           20.66      (0.107)       (4.875)      (4.982)           --        (0.278)        (0.278)
05/31/01 (3) to 12/31/01           23.62      (0.102)       (2.003)      (2.105)           --        (0.855)        (0.855)

---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $11.01     $ 0.114       $ 0.149      $ 0.263       $    --       $(0.423)       $(0.423)
12/31/04                           10.03       0.106         1.843        1.949        (0.110)       (0.860)        (0.970)
12/31/03                            6.66       0.046         3.355        3.401        (0.033)           --         (0.033)
12/31/02                            6.80       0.019        (0.148)      (0.129)       (0.015)           --         (0.015)
12/31/01                            6.88       0.043        (0.085)      (0.042)       (0.038)           --         (0.038)
12/31/00                            9.64       0.033        (2.786)      (2.753)       (0.007)           --         (0.007)

N SHARES
01/01/05 to 06/30/05 (10)         $10.90     $ 0.096       $ 0.147      $ 0.243       $    --       $(0.423)       $(0.423)
12/31/04                            9.94       0.050         1.851        1.901        (0.082)       (0.860)        (0.942)
12/31/03                            6.61       0.047         3.300        3.347        (0.020)           --         (0.020)
12/31/02                            6.75       0.009        (0.154)      (0.145)           --            --             --
12/31/01                            6.80       0.012        (0.055)      (0.043)       (0.007)           --         (0.007)
12/31/00                            9.58       0.025        (2.805)      (2.780)           --            --             --

                                                                                              RATIO OF      RATIO OF NET
                             REDEMPTION     NET                      NET                      EXPENSES       INVESTMENT
                                FEES       ASSET                   ASSETS       RATIO OF     TO AVERAGE        INCOME
                              ADDED TO     VALUE                   END OF      EXPENSES TO   NET ASSETS          TO        PORTFOLIO
                              PAID-IN     END OF     TOTAL         PERIOD      AVERAGE NET   (EXCLUDING     AVERAGE NET    TURNOVER
                              CAPITAL     PERIOD    RETURN         (000)         ASSETS       WAIVERS)         ASSETS        RATE
------------------------------------------------------------------------------------------------------------------------------------
----------------
CORE EQUITY FUND
----------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)     $   --      $21.60     3.16%(2)     $ 132,792      0.97%(1)       0.98%(1)       0.52%(1)      43.35%
12/31/04                          --       21.91    13.32           128,125      1.00           1.02           0.67          83.50
12/31/03                          --       20.44    30.49           127,233      1.10           1.23           0.47          76.15
12/31/02                          --       15.73   (23.54)           98,487      1.10           1.24           0.27          67.66
12/31/01                          --       20.96   (12.31)          150,175      1.10           1.21           0.14          41.63
12/31/00                          --       24.84    (7.67)          166,310      1.10           1.16          (0.22)         43.74

N SHARES
01/01/05 to 06/30/05 (10)     $   --      $21.30     3.02%(2)     $   5,365      1.22%(1)       1.23%(1)       0.27%(1)      43.35%
12/31/04                          --       21.65    13.04             4,299      1.25           1.27           0.38          83.50
12/31/03                          --       20.22    30.20             4,518      1.35           1.48           0.22          76.15
12/31/02                          --       15.56   (23.73)            3,621      1.35           1.49           0.02          67.66
12/31/01                          --       20.73   (12.56)            5,611      1.35           1.46          (0.11)         41.63
12/31/00                          --       24.62    (7.89)            6,313      1.35           1.41          (0.47)         43.74

A SHARES
01/01/05 to 06/30/05 (10)     $   --      $21.31     3.02%(2)(4)  $     855      1.22%(1)       1.23%(1)       0.27%(1)      43.35%
12/31/04                          --       21.66    13.01(4)            809      1.25           1.27           0.42          83.50
12/31/03                          --       20.24    30.23(4)            531      1.35           1.48           0.22          76.15
12/31/02                          --       15.57   (23.67)(4)           552      1.35           1.49           0.02          67.66
12/31/01                          --       20.73   (12.53)(4)           649      1.35           1.46          (0.11)         41.63
12/31/00                          --       24.61    (7.90)(4)           758      1.35           1.41          (0.47)         43.74

B SHARES
01/01/04 to 12/03/04 (8)      $   --      $21.64     9.77%(2)(5)  $      --      1.99%(1)       2.01%(1)      (0.28)%(1)     83.50%
12/31/03                          --       19.91    29.29(5)            127      2.10           2.23          (0.53)         76.15
12/31/02                          --       15.40   (24.27)(5)            53      2.10           2.24          (0.64)         67.66
05/31/01 (3) to 12/31/01          --       20.66    (9.17)(2)(5)         13      2.10(1)        2.21(1)       (0.86)(1)      41.63

---------------------
EMERGING MARKETS FUND
---------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)     $   --      $10.85     2.36%(2)     $ 280,072      1.58%(1)       1.60%(1)       2.03%(1)      23.81%
12/31/04                       0.001(7)    11.01    20.04           302,250      1.58           1.60           0.92          49.13
12/31/03                       0.002(7)    10.03    51.11           289,492      1.58           1.61           0.83          19.99
12/31/02                       0.004(7)     6.66    (1.84)           96,652      1.66           1.71           0.41          34.20
12/31/01                          --        6.80    (0.60)           40,063      1.74           1.89           0.78          26.93
12/31/00                          --        6.88   (28.55)           32,313      1.67           1.71           0.37          78.65

N SHARES
01/01/05 to 06/30/05 (10)     $   --      $10.72     2.20%(2)     $   3,522      1.83%(1)       1.85%(1)       1.93%(1)      23.81%
12/31/04                       0.001(7)    10.90    19.71             2,757      1.83           1.85           0.71          49.13
12/31/03                       0.003(7)     9.94    50.70             1,331      1.83           1.86           0.58          19.99
12/31/02                       0.005(7)     6.61    (2.36)              311      1.91           1.96           0.12          34.20
12/31/01                          --        6.75    (0.33)              352      1.99           2.14           0.75          26.93
12/31/00                          --        6.80   (29.02)              297      1.96           2.00           0.18          78.65

                       See Notes to Financial Statements.

104 & 105

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                      NET
                                   ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS  DISTRIBUTIONS
                                   VALUE        NET      UNREALIZED       FROM       FROM NET       FROM NET
                                 BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                 OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME          GAINS      DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
---------------------------------
EMERGING MARKETS FUND (CONTINUED)
---------------------------------
A SHARES
01/01/05 to 06/30/05 (10)         $10.88     $ 0.094       $ 0.159      $ 0.253       $    --       $(0.423)       $(0.423)
12/31/04                            9.94       0.030         1.864        1.894        (0.096)       (0.860)        (0.956)
12/31/03                            6.60       0.040         3.315        3.355        (0.017)           --         (0.017)
12/31/02                            6.75       0.002        (0.154)      (0.152)           --            --             --
12/31/01                            6.82       0.024        (0.075)      (0.051)       (0.019)           --         (0.019)
12/31/00                            9.58       0.025        (2.785)      (2.760)           --            --             --

B SHARES
01/01/03 to 05/30/03 (8)          $ 6.58     $ 0.008       $ 0.632      $ 0.640       $    --       $    --        $    --
04/18/02(3) to 12/31/02             7.76      (0.040)       (1.142)      (1.182)           --            --             --

-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $13.44     $ 0.087       $ 0.600      $ 0.687       $(0.077)      $    --        $(0.077)
12/31/04                           11.48       0.111         1.961        2.072        (0.112)           --         (0.112)
12/31/03                            8.98       0.065         2.501        2.566        (0.066)           --         (0.066)
12/31/02                           11.43       0.056        (2.449)      (2.393)       (0.057)           --         (0.057)
12/31/01                           12.55       0.062        (0.426)      (0.364)       (0.062)       (0.694)        (0.756)
12/31/00                           14.63       0.049         1.113        1.162        (0.047)       (3.195)        (3.242)

N SHARES
01/01/05 to 06/30/05 (10)         $13.53     $ 0.063       $ 0.608      $ 0.671       $(0.061)      $    --        $(0.061)
12/31/04                           11.55       0.100         1.961        2.061        (0.081)           --         (0.081)
12/31/03                            9.02       0.038         2.510        2.548        (0.018)           --         (0.018)
12/31/02                           11.44       0.035        (2.446)      (2.411)       (0.009)           --         (0.009)
12/31/01                           12.55       0.010        (0.416)      (0.406)       (0.010)       (0.694)        (0.704)
12/31/00                           14.63       0.007         1.113        1.120        (0.005)       (3.195)        (3.200)

A SHARES
01/01/05 to 06/30/05 (10)         $13.53     $ 0.069       $ 0.602      $ 0.671       $(0.061)      $    --        $(0.061)
12/31/04                           11.56       0.041         2.015        2.056        (0.086)           --         (0.086)
12/31/03                            9.02       0.034         2.523        2.557        (0.017)           --         (0.017)
12/31/02                           11.45       0.021        (2.440)      (2.419)       (0.011)           --         (0.011)
12/31/01                           12.55       0.011        (0.406)      (0.395)       (0.011)       (0.694)        (0.705)
12/31/00                           14.63       0.007         1.114        1.121        (0.006)       (3.195)        (3.201)

B SHARES
01/01/04 to 12/03/04 (8)          $11.38     $ 0.009       $ 1.591      $ 1.600       $    --       $    --        $    --
12/31/03                            8.93      (0.035)        2.485        2.450            --            --             --
12/31/02                           11.41      (0.034)       (2.446)      (2.480)           --            --             --
08/01/01 (3) to 12/31/01           11.97      (0.020)       (0.540)      (0.560)           --            --             --

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $22.09     $ 0.158       $(0.383)     $(0.225)      $(0.151)      $(0.528)       $(0.679)
12/31/04                           21.55       0.362         1.844        2.206        (0.357)       (1.309)        (1.666)
12/31/03                           18.06       0.275         4.726        5.001        (0.275)       (1.236)        (1.511)
12/31/02                           23.91       0.244        (5.501)      (5.257)       (0.243)       (0.350)        (0.593)
12/31/01                           28.39       0.241        (3.742)      (3.501)       (0.242)       (0.737)        (0.979)
12/31/00                           33.21       0.274        (3.337)      (3.063)       (0.270)       (1.487)        (1.757)

                                                                                                RATIO OF      RATIO OF NET
                                REDEMPTION     NET                     NET                      EXPENSES       INVESTMENT
                                   FEES       ASSET                  ASSETS       RATIO OF     TO AVERAGE        INCOME
                                 ADDED TO     VALUE                  END OF      EXPENSES TO   NET ASSETS          TO      PORTFOLIO
                                 PAID-IN     END OF    TOTAL         PERIOD      AVERAGE NET   (EXCLUDING     AVERAGE NET  TURNOVER
                                 CAPITAL     PERIOD   RETURN         (000)         ASSETS       WAIVERS)         ASSETS      RATE
------------------------------------------------------------------------------------------------------------------------------------
---------------------------------
EMERGING MARKETS FUND (CONTINUED)
---------------------------------
A SHARES
01/01/05 to 06/30/05 (10)        $   --      $10.71    2.30%(2)(4)  $     894      1.83%(1)       1.85%(1)       1.78%(1)    23.81%
12/31/04                          0.002(7)    10.88   19.67(4)            916      1.83           1.85           0.49        49.13
12/31/03                          0.002(7)     9.94   50.87(4)            364      1.83           1.86           0.62        19.99
12/31/02                          0.002(7)     6.60   (2.22)(4)           118      1.91           1.96           0.03        34.20
12/31/01                             --        6.75   (0.74)(4)             6      1.99           2.08           0.68        26.93
12/31/00                             --        6.82  (28.81)(4)             8      1.92           1.96           0.16        78.65

B SHARES
01/01/03 to 05/30/03 (8)         $   --      $ 7.22    9.73%(2)(5)  $      --      2.64%(1)       2.66%(1)       0.33%(1)    10.32%
04/18/02(3) to 12/31/02           0.002(7)     6.58  (15.21)(2)(5)          8      2.62(1)        2.65(1)       (0.85)(1)    34.20

-----------
EQUITY FUND
-----------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)        $   --      $14.05    5.11%(2)     $ 252,836      0.91%(1)       0.92%(1)       1.29%(1)    33.39%
12/31/04                             --       13.44   18.14           244,336      0.94           0.94           0.91        72.72
12/31/03                             --       11.48   28.68           229,673      0.94           0.96           0.63        81.21
12/31/02                             --        8.98  (20.99)          238,301      0.95           0.97           0.53        61.83
12/31/01                             --       11.43   (3.00)          313,186      0.94           0.95           0.51        77.79
12/31/00                             --       12.55    8.48           346,111      0.93           0.93           0.31        68.09

N SHARES
01/01/05 to 06/30/05 (10)        $   --      $14.14    4.96%(2)     $  14,367      1.16%(1)       1.17%(1)       1.04%(1)    33.39%
12/31/04                             --       13.53   17.91            12,799      1.19           1.19           0.66        72.72
12/31/03                             --       11.55   28.29            13,842      1.19           1.21           0.38        81.21
12/31/02                             --        9.02  (21.10)           11,082      1.20           1.22           0.28        61.83
12/31/01                             --       11.44   (3.36)           16,193      1.19           1.20           0.26        77.79
12/31/00                             --       12.55    8.18            16,025      1.18           1.18           0.06        68.09

A SHARES
01/01/05 to 06/30/05 (10)        $   --      $14.14    4.96%(2)(4)  $   1,343      1.16%(1)       1.17%(1)       1.04%(1)    33.39%
12/31/04                             --       13.53   17.85(4)          1,127      1.19           1.19           0.71        72.72
12/31/03                             --       11.56   28.39(4)            339      1.19           1.21           0.38        81.21
12/31/02                             --        9.02  (21.15)(4)           199      1.20           1.22           0.28        61.83
12/31/01                             --       11.45   (3.27)(4)           161      1.19           1.20           0.26        77.79
12/31/00                             --       12.55    8.17(4)            161      1.18           1.18           0.06        68.09

B SHARES
01/01/04 to 12/03/04 (8)         $   --      $12.98   14.06%(2)(5)  $      --      1.93%(1)       1.94%(1)      (0.11)%(1)   72.72%
12/31/03                             --       11.38   27.44(5)            322      1.94           1.96          (0.37)       81.21
12/31/02                             --        8.93  (21.74)(5)           221      1.95           1.97          (0.35)       61.83
08/01/01 (3) to 12/31/01             --       11.41   (4.68)(2)(5)         20      1.94(1)        1.95(1)       (0.45)(1)    77.79

----------
INDEX FUND
----------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)        $0.004(7)   $21.19   (1.05)%(2)    $ 256,563      0.44%(1)       0.44%(1)       1.41%(1)     2.72%
12/31/04                             --       22.09   10.48           311,422      0.43           0.43           1.59         2.67
12/31/03                             --       21.55   28.11           353,889      0.43           0.47           1.37         1.72
12/31/02                             --       18.06  (22.21)          354,499      0.45           0.53           1.18         6.42
12/31/01                             --       23.91  (12.30)          432,923      0.45           0.50           0.93         4.26
12/31/00                             --       28.39   (9.33)          532,044      0.45           0.47           0.85         8.39

                       See Notes to Financial Statements.

106 & 107

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                      NET
                                   ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS  DISTRIBUTIONS
                                   VALUE        NET      UNREALIZED       FROM       FROM NET       FROM NET
                                 BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                 OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME          GAINS      DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
----------------------
INDEX FUND (CONTINUED)
----------------------
N SHARES
01/01/05 to 06/30/05 (10)         $22.08     $ 0.125       $(0.385)     $(0.260)      $(0.126)      $(0.528)       $(0.654)
12/31/04                           21.54       0.299         1.851        2.150        (0.301)       (1.309)        (1.610)
12/31/03                           18.05       0.224         4.728        4.952        (0.226)       (1.236)        (1.462)
12/31/02                           23.90       0.194        (5.503)      (5.309)       (0.191)       (0.350)        (0.541)
12/31/01                           28.39       0.177        (3.752)      (3.575)       (0.178)       (0.737)        (0.915)
12/31/00                           33.21       0.191        (3.333)      (3.142)       (0.191)       (1.487)        (1.678)

B SHARES
01/01/04 to 12/03/04 (8)          $21.47     $ 0.109        $1.474      $ 1.583       $    --       $(0.313)       $(0.313)
12/31/03                           18.00       0.069         4.705        4.774        (0.068)       (1.236)        (1.304)
12/31/02                           23.90       0.081        (5.535)      (5.454)       (0.096)       (0.350)        (0.446)
08/22/01 (3) to 12/31/01           24.77       0.038        (0.238)      (0.200)       (0.041)       (0.629)        (0.670)

------------------
INTERNATIONAL FUND
------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $15.70     $ 0.182       $(0.512)     $(0.330)      $    --       $    --        $    --
12/31/04                           13.63       0.135         2.081        2.216        (0.146)           --         (0.146)
12/31/03                            9.81       0.165         3.800        3.965        (0.160)           --         (0.160)
12/31/02                           11.54       0.092        (1.808)      (1.716)       (0.068)           --         (0.068)
12/31/01                           14.36       0.055        (2.825)      (2.770)       (0.050)           --         (0.050)
12/31/00                           15.89       0.120        (1.606)      (1.486)       (0.044)           --         (0.044)

N SHARES
01/01/05 to 06/30/05 (10)         $15.71     $ 0.190       $(0.540)     $(0.350)      $    --       $    --        $    --
12/31/04                           13.64       0.126         2.054        2.180        (0.110)           --         (0.110)
12/31/03                            9.82       0.121         3.815        3.936        (0.131)           --         (0.131)
12/31/02                           11.55       0.039        (1.789)      (1.750)       (0.031)           --         (0.031)
12/31/01                           14.36       0.026        (2.815)      (2.789)       (0.021)           --         (0.021)
12/31/00                           15.89       0.076        (1.606)      (1.530)           --            --             --

A SHARES
01/01/05 to 06/30/05 (10)         $15.18     $ 0.170       $(0.510)     $(0.340)      $    --       $    --        $    --
12/31/04                           13.19       0.089         2.015        2.104        (0.114)           --         (0.114)
12/31/03                            9.35       0.030         3.928        3.958        (0.132)           --         (0.132)
12/31/02                           11.57       0.079        (2.311)      (2.232)           --            --             --
12/31/01                           14.38       0.016        (2.815)      (2.799)       (0.011)           --         (0.011)
12/31/00                           15.89       0.076        (1.586)      (1.510)           --            --             --

B SHARES
01/01/03 to 05/30/03 (8)          $ 9.77     $ 0.098        $0.452      $ 0.550       $    --       $    --        $    --
12/31/02                           11.55       0.041        (1.826)      (1.785)       (0.018)           --         (0.018)
07/23/01 (3) to 12/31/01           12.49      (0.057)       (0.883)      (0.940)           --            --             --

---------------------
SMALL-CAP GROWTH FUND
---------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $13.71     $(0.028)      $(0.502)     $(0.530)      $    --       $    --        $    --
12/31/04                           11.39      (0.064)        2.384        2.320            --            --             --
12/31/03                            7.68      (0.044)        3.754        3.710            --            --             --
12/31/02                            9.68      (0.032)       (1.968)      (2.000)           --            --             --
01/09/01 (3) to 12/31/01           10.00      (0.014)       (0.306)      (0.320)           --            --             --

                                                                                               RATIO OF      RATIO OF NET
                              REDEMPTION     NET                      NET                      EXPENSES       INVESTMENT
                                 FEES       ASSET                   ASSETS       RATIO OF     TO AVERAGE        INCOME
                               ADDED TO     VALUE                   END OF      EXPENSES TO   NET ASSETS          TO      PORTFOLIO
                               PAID-IN     END OF     TOTAL         PERIOD      AVERAGE NET   (EXCLUDING     AVERAGE NET  TURNOVER
                               CAPITAL     PERIOD    RETURN         (000)         ASSETS       WAIVERS)         ASSETS      RATE
-----------------------------------------------------------------------------------------------------------------------------------
----------------------
INDEX FUND (CONTINUED)
----------------------
N SHARES
01/01/05 to 06/30/05 (10)      $0.004(7)   $21.17    (1.20)%(2)    $  15,469      0.69%(1)       0.69%(1)       1.16%(1)     2.72%
12/31/04                           --       22.08    10.21            17,457      0.68           0.68           1.34         2.67
12/31/03                           --       21.54    27.82            19,986      0.68           0.72           1.12         1.72
12/31/02                           --       18.05   (22.43)           17,339      0.70           0.78           0.93         6.42
12/31/01                           --       23.90   (12.57)           24,449      0.70           0.75           0.68         4.26
12/31/00                           --       28.39    (9.55)           25,291      0.70           0.72           0.60         8.39

B SHARES
01/01/04 to 12/03/04 (8)       $   --      $22.74     7.45%(2)(5)  $      --      1.43%(1)       1.43%(1)       0.57%(1)     2.67%
12/31/03                           --       21.47    26.81(5)            483      1.43           1.47           0.37         1.72
12/31/02                           --       18.00   (22.99)(5)           571      1.45           1.53           0.40         6.42
08/22/01 (3) to 12/31/01           --       23.90    (0.75)(2)(5)         26      1.45(1)        1.50(1)        0.04(1)      4.26

------------------
INTERNATIONAL FUND
------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)      $   --      $15.37    (2.10)%(2)    $ 210,068      1.32%(1)       1.34%(1)       2.33%(1)    17.97%
12/31/04                           --       15.70    16.48           210,109      1.33           1.35           0.96        27.84
12/31/03                        0.015(7)    13.63    40.44           171,921      1.36           1.39           1.40        35.15
12/31/02                        0.054(7)     9.81   (14.41)          141,034      1.40           1.43           0.85        22.38
12/31/01                           --       11.54   (19.29)          177,337      1.36           1.37           0.75        38.32
12/31/00                           --       14.36    (9.34)          254,642      1.35           1.36           0.82        76.86

N SHARES
01/01/05 to 06/30/05 (10)      $   --      $15.36    (2.23)%(2)    $   2,450      1.57%(1)       1.59%(1)       2.15%(1)    17.97%
12/31/04                           --       15.71    16.10             2,040      1.58           1.60           0.76        27.84
12/31/03                        0.015(7)    13.64    40.19             1,595      1.61           1.64           1.11        35.15
12/31/02                        0.051(7)     9.82   (14.79)            1,202      1.60           1.63           0.36        22.38
12/31/01                           --       11.55   (19.46)            5,336      1.61           1.62           0.50        38.32
12/31/00                           --       14.36    (9.50)            2,525      1.60           1.61           0.57        76.86

A SHARES
01/01/05 to 06/30/05 (10)      $   --      $14.84    (2.24)%(2)(4) $     115      1.57%(1)       1.59%(1)       2.16%(1)    17.97%
12/31/04                           --       15.18    16.17(4)            101      1.58           1.60           0.71        27.84
12/31/03                        0.014(7)    13.19    42.33(4)             57      1.57           1.60           0.27        35.15
12/31/02                        0.012(7)     9.35   (19.19)(4)             6      1.65           1.68           0.71        22.38
12/31/01                           --       11.57   (19.47)(4)             3      1.61           1.62           0.18        38.32
12/31/00                           --       14.38    (9.50)(4)             2      1.60           1.61           0.57        76.86

B SHARES
01/01/03 to 05/30/03 (8)       $   --      $10.32     5.63%(2)(5)  $      --      2.35%(1)       2.37%(1)       2.50%(1)    18.70%
12/31/02                         0.023(7)    9.77   (15.26)(5)            11      2.40           2.43          (0.97)       22.38
07/23/01 (3) to 12/31/01           --       11.55    (7.53)(2)(5)          1      2.19(1)        2.19 (1)      (1.10)(1)    38.32

---------------------
SMALL-CAP GROWTH FUND
---------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)      $   --      $13.18    (3.87)%(2)    $  10,746      1.00%(1)       1.57%(1)      (0.43)%(1)   58.89%
12/31/04                           --       13.71    20.37             7,396      1.00           1.48          (0.53)       99.76
12/31/03                           --       11.39    48.31             8,506      1.00           1.44          (0.48)      124.27
12/31/02                           --        7.68   (20.66)            7,278      1.00           1.36          (0.38)      107.48
01/09/01 (3) to 12/31/01           --        9.68    (3.20)(2)         7,854      1.00(1)        2.53(1)       (0.15)(1)    59.94(1)

                       See Notes to Financial Statements.

108 & 109

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                      NET
                                   ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS  DISTRIBUTIONS
                                   VALUE        NET      UNREALIZED       FROM       FROM NET       FROM NET
                                 BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                 OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME          GAINS      DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------
---------------------------------
SMALL-CAP GROWTH FUND (CONTINUED)
---------------------------------
B SHARES
01/01/03 to 05/30/03 (8)          $ 7.60     $(0.044)      $ 1.024      $ 0.980       $    --       $    --        $    --
12/31/02                            9.68      (0.102)       (1.978)      (2.080)           --            --             --
12/20/01 (3) to 12/31/01            9.36      (0.009)        0.329        0.320            --            --             --

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $24.64     $(0.006)      $(0.595)     $(0.601)      $    --       $(0.423)       $(0.423)
12/31/04                           22.74       0.083         5.161        5.244        (0.059)       (3.322)        (3.381)
12/31/03                           15.12      (0.024)        7.881        7.857            --        (0.238)        (0.238)
12/31/02                           17.70      (0.086)       (2.496)      (2.582)           --            --              --
12/31/01                           19.88      (0.119)       (1.792)      (1.911)           --        (0.269)        (0.269)
12/31/00                           24.17      (0.145)        1.528        1.383            --        (5.673)        (5.673)

N SHARES
01/01/05 to 06/30/05 (10)         $24.05     $(0.034)      $(0.577)     $(0.611)      $    --       $(0.423)       $(0.423)
12/31/04                           22.28       0.027         5.032        5.059        (0.011)       (3.322)        (3.333)
12/31/03                           14.85      (0.060)        7.727        7.667            --        (0.238)        (0.238)
12/31/02                           17.44      (0.119)       (2.473)      (2.592)           --            --              --
12/31/01                           19.62      (0.161)       (1.750)      (1.911)           --        (0.269)        (0.269)
12/31/00                           23.99      (0.145)        1.448        1.303            --        (5.673)        (5.673)

A SHARES
01/01/05 to 06/30/05 (10)         $24.03     $(0.033)      $(0.587)     $(0.620)      $    --       $(0.423)       $(0.423)
12/31/04                           22.27       0.042         5.003        5.045        (0.025)       (3.322)        (3.347)
12/31/03                           14.85      (0.057)        7.714        7.657            --        (0.238)        (0.238)
12/31/02                           17.43      (0.118)       (2.463)      (2.581)           --            --              --
12/31/01                           19.62      (0.154)       (1.767)      (1.921)           --        (0.269)        (0.269)
12/31/00                           23.99      (0.145)        1.448        1.303            --        (5.673)        (5.673)

B SHARES
01/01/04 to 12/03/04 (8)          $21.86     $(0.143)      $ 4.643      $ 4.500       $    --       $(1.002)       $(1.002)
12/31/03                           14.69      (0.195)        7.602        7.407            --        (0.238)        (0.238)
12/31/02                           17.37      (0.230)       (2.451)      (2.681)           --            --             --
06/25/01 (3) to 12/31/01           18.32      (0.138)       (0.543)      (0.681)           --        (0.269)        (0.269)

--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)         $50.67     $ 0.118       $ 0.808      $ 0.926       $    --       $(1.134)       $(1.134)
12/31/04                           45.10       0.333        12.228       12.561        (0.274)       (6.826)        (7.100)
12/31/03                           31.79       0.408        13.260       13.668        (0.360)           --         (0.360)
12/31/02                           36.88       0.154        (4.814)      (4.660)       (0.131)       (0.306)        (0.437)
12/31/01                           37.35       0.117         1.931        2.048        (0.117)       (2.401)        (2.518)
12/31/00                           30.29       0.031         9.854        9.885        (0.030)       (2.795)        (2.825)

                                                                                               RATIO OF      RATIO OF NET
                              REDEMPTION     NET                      NET                      EXPENSES       INVESTMENT
                                 FEES       ASSET                   ASSETS       RATIO OF     TO AVERAGE        INCOME
                               ADDED TO     VALUE                   END OF      EXPENSES TO   NET ASSETS          TO      PORTFOLIO
                               PAID-IN     END OF     TOTAL         PERIOD      AVERAGE NET   (EXCLUDING     AVERAGE NET  TURNOVER
                               CAPITAL     PERIOD    RETURN         (000)         ASSETS       WAIVERS)         ASSETS      RATE
-----------------------------------------------------------------------------------------------------------------------------------
---------------------------------
SMALL-CAP GROWTH FUND (CONTINUED)
---------------------------------
B SHARES
01/01/03 to 05/30/03 (8)       $   --      $ 8.58    12.90%(2)(5)  $      --      2.00%(1)       2.54%(1)      (1.41)%(1)   61.84%
12/31/02                           --        7.60   (21.49)(5)             4      2.00           2.36          (1.25)      107.48
12/20/01 (3) to 12/31/01           --        9.68     3.42(2)(5)           1      2.00(1)        3.37(1)       (1.62)(1)    59.94(1)

--------------------------
SMALL-CAP OPPORTUNITY FUND
--------------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)      $0.004(7)   $23.62    (2.43)%(2)    $ 510,004      0.97%(1)       0.97%(1)      (0.05)%(1)   39.37%
12/31/04                        0.037(7)    24.64    24.16(9)        544,635      1.00           1.00           0.36        63.79
12/31/03                        0.001(7)    22.74    52.02           472,228      1.20           1.25          (0.13)       83.34
12/31/02                        0.002(7)    15.12   (14.58)          323,683      1.20           1.27          (0.51)       76.97
12/31/01                           --       17.70    (9.65)          411,368      1.20           1.25          (0.67)       85.04
12/31/00                           --       19.88     6.75           465,215      1.20           1.22          (0.70)       86.88

N SHARES
01/01/05 to 06/30/05 (10)      $0.004(7)   $23.02    (2.53)%(2)    $ 114,098      1.22%(1)       1.22%(1)      (0.30)%(1)   39.37%
12/31/04                        0.044(7)    24.05    23.85(9)         98,267      1.25           1.25           0.15        63.79
12/31/03                        0.001(7)    22.28    51.68            61,579      1.45           1.50          (0.32)       83.34
12/31/02                        0.002(7)    14.85   (14.85)           13,954      1.45           1.52          (0.76)       76.97
12/31/01                           --       17.44    (9.83)            8,301      1.45           1.50          (0.92)       85.04
12/31/00                           --       19.62     6.51             8,995      1.45           1.47          (0.95)       86.88

A SHARES
01/01/05 to 06/30/05 (10)      $0.003(7)   $22.99    (2.57)%(2)(4) $  18,274      1.22%(1)       1.22%(1)      (0.30)%(1)   39.37%
12/31/04                        0.062(7)    24.03    23.88(4)(9)      66,179      1.25           1.25           0.33        63.79
12/31/03                        0.001(7)    22.27    51.62(4)          3,047      1.45           1.50          (0.30)       83.34
12/31/02                        0.001(7)    14.85   (14.80)(4)           777      1.45           1.52          (0.76)       76.97
12/31/01                           --       17.43    (9.83)(4)           246      1.45           1.50          (0.92)       85.04
12/31/00                           --       19.62     6.46(4)             50      1.45           1.47          (0.95)       86.88

B SHARES
01/01/04 to 12/03/04 (8)       $0.002(7)   $25.36    21.30%(2)(5)  $      --      1.98%(1)       1.99%(1)      (0.71)%(1)   63.79%
12/31/03                        0.001(7)    21.86    50.48(5)            506      2.20           2.25          (1.09)       83.34
12/31/02                        0.001(7)    14.69   (15.43)(5)           237      2.20           2.27          (1.47)       76.97
06/25/01 (3) to 12/31/01           --       17.37    (3.77)(2)(5)         41      2.20(1)        2.25(1)       (1.67)(1)    85.04

--------------------
SMALL-CAP VALUE FUND
--------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (10)      $0.038(7)   $50.50     1.89%(2)     $ 344,435      0.92%(1)       0.92%(1)       0.46%(1)    28.05%
12/31/04                        0.109(7)    50.67    28.93(9)        369,311      0.93           0.94           0.69        69.98
12/31/03                        0.002(7)    45.10    43.04           308,693      0.95           0.99           1.08       106.69
12/31/02                        0.007(7)    31.79   (12.76)          216,922      0.99           1.09           0.43       134.99
12/31/01                           --       36.88     5.57           248,031      0.99           1.08           0.36        80.85
12/31/00                           --       37.35    34.45           149,791      0.99           1.08           0.10        80.97


                       See Notes to Financial Statements.

110 & 111

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    NET                      NET
                                   ASSET                REALIZED AND      TOTAL    DISTRIBUTIONS  DISTRIBUTIONS
                                   VALUE        NET      UNREALIZED       FROM       FROM NET       FROM NET
                                 BEGINNING  INVESTMENT   GAIN/(LOSS)   INVESTMENT   INVESTMENT      REALIZED         TOTAL
                                 OF PERIOD    INCOME   ON INVESTMENTS  OPERATIONS     INCOME          GAINS      DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
--------------------------------
SMALL-CAP VALUE FUND (CONTINUED)
--------------------------------
N SHARES
01/01/05 to 06/30/05 (10)         $50.44     $ 0.075       $ 0.792      $ 0.867       $    --       $(1.134)       $(1.134)
12/31/04                           44.99       0.186        12.074       12.260        (0.215)       (6.826)        (7.041)
12/31/03                           31.73       0.279        13.257       13.536        (0.278)           --         (0.278)
12/31/02                           36.81       0.059        (4.791)      (4.732)       (0.048)       (0.306)        (0.354)
12/31/01                           37.28       0.037         1.931        1.968        (0.037)       (2.401)        (2.438)
12/31/00                           30.28       0.001         9.794        9.795            --        (2.795)        (2.795)

A SHARES
01/01/05 to 06/30/05 (10)         $50.35     $ 0.066       $ 0.792      $ 0.858       $    --       $(1.134)       $(1.134)
12/31/04                           44.92       0.198        12.004       12.202        (0.229)       (6.826)        (7.055)
12/31/03                           31.69       0.271        13.243       13.514        (0.286)           --         (0.286)
12/31/02                           36.78       0.042        (4.767)      (4.725)       (0.064)       (0.306)        (0.370)
12/31/01                           37.28       0.049         1.901        1.950        (0.049)       (2.401)        (2.450)
12/31/00                           30.28       0.001         9.794        9.795            --        (2.795)        (2.795)

B SHARES
01/01/04 to 12/03/04 (8)          $44.48     $(0.136)      $10.985      $10.849       $(0.004)      $(1.158)       $(1.162)
12/31/03                           31.43       0.099        12.985       13.084        (0.036)           --         (0.036)
12/31/02                           36.69      (0.200)       (4.760)      (4.960)           --        (0.306)        (0.306)
05/31/01 (3) to 12/31/01           40.77      (0.087)       (1.592)      (1.679)           --        (2.401)        (2.401)

                                                                                                RATIO OF      RATIO OF NET
                                REDEMPTION     NET                     NET                      EXPENSES       INVESTMENT
                                   FEES       ASSET                  ASSETS       RATIO OF     TO AVERAGE        INCOME
                                 ADDED TO     VALUE                  END OF      EXPENSES TO   NET ASSETS          TO      PORTFOLIO
                                 PAID-IN     END OF     TOTAL        PERIOD      AVERAGE NET   (EXCLUDING     AVERAGE NET  TURNOVER
                                 CAPITAL     PERIOD    RETURN        (000)         ASSETS       WAIVERS)         ASSETS      RATE
------------------------------------------------------------------------------------------------------------------------------------
--------------------------------
SMALL-CAP VALUE FUND (CONTINUED)
--------------------------------
N SHARES
01/01/05 to 06/30/05 (10)        $0.027(7)   $50.20     1.76%(2)     $ 107,518     1.17%(1)       1.17%(1)       0.30%(1)    28.05%
12/31/04                          0.231(7)    50.44    28.59(9)         35,891     1.18           1.19           0.50        69.98
12/31/03                          0.002(7)    44.99    42.70             7,702     1.20           1.24           0.83       106.69
12/31/02                          0.006(7)    31.73   (12.98)            4,414     1.24           1.34           0.18       134.99
12/31/01                             --       36.81     5.36             3,477     1.24           1.33           0.11        80.85
12/31/00                             --       37.28    34.15             1,247     1.24           1.33          (0.15)       80.97

A SHARES
01/01/05 to 06/30/05 (10)        $0.036(7)   $50.11     1.76%(2)(4)  $   8,919     1.17%(1)       1.17%(1)       0.25%(1)    28.05%
12/31/04                          0.283(7)    50.35    28.62(4)(9)       8,352     1.18           1.19           0.57        69.98
12/31/03                          0.002(7)    44.92    42.68(4)          1,557     1.20           1.24           0.83       106.69
12/31/02                          0.005(7)    31.69   (12.98)(4)           669     1.24           1.34           0.18       134.99
12/31/01                             --       36.78     5.31(4)            341     1.24           1.33           0.11        80.85
12/31/00                             --       37.28    34.15(4)             61     1.24           1.33          (0.15)       80.97

B SHARES
01/01/04 to 12/03/04 (8)         $0.003(7)   $54.17    24.86%(2)(5)  $      --     1.92%(1)       1.93%(1)      (0.34)%(1)   69.98%
12/31/03                          0.002(7)    44.48    41.64(5)            979     1.95           1.99           0.08       106.69
12/31/02                          0.006(7)    31.43   (13.65)(5)           466     1.99           2.09          (0.57)      134.99
05/31/01 (3) to 12/31/01             --       36.69    (4.06)(2)(5)        302     1.99(1)        2.08(1)       (0.64)(1)    80.85

 (1) Annualized.
 (2) Total returns for periods of less than one year are not annualized.
 (3) Date commenced operations.
 (4) Sales load is not reflected in total return.
 (5) Contingent deferred sales load is not reflected in total return.
 (6) Not meaningful given short period.
 (7) Fund assesses a redemption fee in the amount of 2.00% on redemptions of shares that have been held 90 days or less (30 days or less, effective June 1, 2004) from time of purchase. Fees collected are retained by the Fund for the benefit of the remaining shareholders.
 (8) Date ceased operations.
 (9) Total returns for each of the classes for the Small-Cap Opportunity Fund and the Small-Cap Value Fund include 0.16% and 0.26%, respectively, resulting from redemption fees reimbursed by the Administrator.
(10) Unaudited.

                       See Notes to Financial Statements.

112 & 113

                              HARRIS INSIGHT FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2005 (UNAUDITED)


1.   ORGANIZATION

     Harris Insight Funds Trust (the "Trust") was organized as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1995. The Trust is an open-end management investment company and currently offers nineteen diversified investment portfolios. The portfolios of the Trust are each referred to as a "Fund" and, collectively, as the "Funds" and are as follows:

          MONEY MARKET FUNDS:
          Harris Insight  Government Money Market Fund ("Government Money Market
             Fund")
          Harris Insight Money Market Fund ("Money Market Fund")
          Harris Insight  Tax-Exempt Money Market Fund ("Tax-Exempt Money Market
             Fund")

          FIXED INCOME FUNDS:
          Harris Insight Bond Fund ("Bond Fund")
          Harris Insight High Yield Bond Fund ("High Yield Bond Fund")
          Harris  Insight  Intermediate   Government  Bond  Fund  ("Intermediate
             Government Bond Fund")
          Harris  Insight  Intermediate   Tax-Exempt  Bond  Fund  ("Intermediate
             Tax-Exempt Bond Fund")
          Harris Insight  Short/Intermediate Bond Fund ("Short/Intermediate Bond
             Fund")
          Harris Insight Tax-Exempt Bond Fund ("Tax-Exempt Bond Fund")
          Harris Insight Ultra Short  Duration Bond Fund ("Ultra Short  Duration
             Bond Fund")

          EQUITY FUNDS:
          Harris Insight Balanced Fund ("Balanced Fund")
          Harris Insight Core Equity Fund ("Core Equity Fund")
          Harris Insight Emerging Markets Fund ("Emerging Markets Fund")
          Harris Insight Equity Fund ("Equity Fund")
          Harris Insight Index Fund ("Index Fund")
          Harris Insight International Fund ("International Fund")
          Harris  Insight  Small-Cap  Growth  Fund  ("Small-Cap   Growth  Fund")
             (formerly named the Small-Cap Aggressive Growth Fund)
          Harris Insight  Small-Cap  Opportunity  Fund  ("Small-Cap  Opportunity
             Fund")
          Harris Insight Small-Cap Value Fund ("Small-Cap Value Fund")

     The Trust offers five classes of shares: A shares, N shares, Service shares, Exchange shares, and Institutional shares. Institutional shares are offered by each Fund. A shares are offered by each Fund, except for each of the Money Market Funds, the Ultra Short Duration Bond Fund, the Index Fund, and the Small-Cap Growth Fund. N shares are offered by each Fund, except for the Ultra Short Duration Bond Fund and the Small-Cap Growth Fund. Service shares are offered only by each of the Money Market Funds. Exchange shares are offered only by the Money Market Fund. Shares of all classes of a Fund have equal voting rights except on class-specific matters. Investment income, realized and unrealized gains and losses and certain fund-level expenses are borne PRO RATA on the basis of relative net assets of all classes, except that each class bears any expenses unique to that class. N shares, A shares, Service shares, and Exchange shares are subject to certain service organization/agent fees as described in Note 4, and A shares are sold subject to a sales load (Note 5). Institutional shares are not subject to service organization/agent fees or sales loads.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies used by the Funds in the preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)


     (A) SECURITY VALUATION -- Equity securities, other than securities for which the primary market is the National Association of Securities Dealers' Automatic Quotation System ("NASDAQ"), are valued as of the close of regular trading on the New York Stock Exchange (which is currently 4:00 p.m., Eastern time) at the last sales price on the primary market where traded. In the absence of any sale on the valuation date, the securities are valued at the closing bid price. A security for which the primary market is the NASDAQ will be valued at the NASDAQ Official Closing Price as defined by the NASDAQ, or, in the absence of a reported Official Closing Price on the valuation date, at closing bid price. Securities traded only on the over-the-counter markets are valued at the closing over-the-counter bid prices. Debt obligations and fixed-income securities, including asset-backed and mortgage-backed securities (but not including securities with remaining maturities of 60 days or less or securities held by the Money Market Funds), are valued at the mean of the last bid and asked prices. In the event that market prices are not readily available, or where last sale prices are considered not to reflect values as of the valuation time (e.g., from foreign markets), securities are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Debt obligations with remaining maturities of 60 days or less and securities held by the Money Market Funds are valued at amortized cost.

     Standards for Fair Value Determinations -- As a general principle, a "fair value" of a security is the amount that a Fund may reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. The Board or its designee, as the case may be, shall take into account all of the relevant factors and surrounding circumstances, including, but not limited to: (i) the nature and pricing history (if any) of the security;
(ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by Harris Investment Management or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of Harris Investment Management; and (vii) the liquidity or illiquidity of the market for the security.

     With respect to Funds that invest in non-U.S. securities, the Funds may take into consideration factors influencing specific markets or issuers when determining the fair value of a non-U.S. security. The Funds have retained a third party service provider to assist in determining when fair valuation is necessary, as well as to obtain estimates for fair values, with respect to foreign securities held by the International Fund and the Emerging Markets Fund. This service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to determine a fair value.

     In determining fair value prices of a non-U.S. security, the Funds may consider the security's trading value on other markets; the value of American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts and other similar instruments representing interests in the security in question; the value of closed-end funds that invest in a country or region relevant to the security in question; relevant foreign currency exchange activity; the trading prices of financial products that are tied to relevant baskets of foreign securities (e.g.; iShares(R) or futures contracts); relevant currency exchange ratios and fluctuations; relevant currency restrictions;
relevant investment repatriation restrictions; the relevant country's or geographic region's political and economic environment; the relevant country's liquidity and settlement issues; and any other relevant information regarding the security.

     Each of the Money Market Funds values its investments using the amortized cost method as permitted by Rule 2a-7 of the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)


     (B) FOREIGN CURRENCY TRANSLATION -- The books and records of the International Fund and the Emerging Markets Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

         (i) market value of investment securities, other assets and liabilities at the current rate of exchange on the valuation date; and

         (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Fund and the Emerging Markets Fund do not isolate that portion of gains and losses on investments in securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. The International Fund and the Emerging Markets Fund report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses, to the extent realized, are treated as ordinary income or loss for federal income tax purposes.

     (C) FEDERAL INCOME TAXES -- Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its net investment income and net realized capital gains to shareholders. Accordingly, no provision for federal income tax is required.

     (D) DISTRIBUTIONS -- Each of the Funds declares dividends from net investment income. Dividends from the Money Market Funds and the Fixed Income Funds are declared daily and paid monthly. Dividends from the Balanced Fund, Equity Fund, and Index Fund are declared and paid quarterly. Dividends from the Core Equity Fund, Emerging Markets Fund, International Fund, Small-Cap Growth Fund, Small-Cap Opportunity Fund, and Small-Cap Value Fund are declared and paid annually. Each Fund's net realized capital gains, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend dates.

     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted
accounting   principles  in  the  United  States  of  America.   These  book/tax
differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts to conform to their tax treatment in the period in which the difference arises.

     (E) FUTURES CONTRACTS -- The Funds may enter into securities index and other financial futures contracts to manage exposure to certain market risks. The Index Fund may maintain Standard & Poor's 500 Index(R) futures contracts to simulate full investment in that index while retaining a cash position for fund management purposes, to facilitate trading, or to reduce transaction costs. Upon entering into a futures contract, a Fund is required to deposit an amount ("initial margin") equal to a certain percentage of the contract value.
Subsequent payments ("variation margin") are made or received by the Fund each day, reflecting the daily change in the value of the contracts and are recorded as an unrealized gain or loss. When the contract is closed, the Fund will recognize a realized gain or loss.

     Futures contracts are subject to the risk associated with the imperfect correlation between movements in the price of the futures contract and the price of the securities being hedged. The risk of imperfect correlation increases with respect to securities index futures as the composition of the Fund's portfolio diverges from composition of the index underlying such index futures. In addition, there is no assurance that a liquid secondary market will exist at the time the Fund elects to close out a futures position.

     (F) ALLOCATION OF INCOME, EXPENSES, AND REALIZED AND UNREALIZED GAINS AND LOSSES -- Expenses which have not been directly charged to a specific Fund are generally allocated among the Funds on the basis of relative net assets. Expenses relating to a particular class of shares of a Fund are charged to that class. Non-class specific expenses, investment income, and realized and unrealized gains and losses on investments of a Fund are allocated to separate classes of shares

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)


based upon their relative net assets on accounts based on the date the income is earned or realized and unrealized gains and losses are incurred.

     (G) DOLLAR ROLLS -- A Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

     (H) REPURCHASE AGREEMENTS -- Certain Funds invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization on the collateral by the Fund may be delayed or limited.

     (I) SECURITIES LENDING -- Each Fund may participate in a securities-lending program with certain counterparties whereby a Fund may loan securities to an organization that provides collateral. The lending Fund continues to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the counterparty to the agreement, realization on and/or retention of the collateral may be subject to legal proceedings.

     (J) OTHER -- Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the first in first out (FIFO) method for both financial reporting and federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective-yield method for non-Money Market Funds and the straight-line method for the Money Market Funds. Dividend income is recorded on the ex-dividend date.

3.   ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

     The Trust retains Harris Investment Management, Inc. ("HIM") as investment adviser (the "Adviser") for each Fund, pursuant to an advisory contract for each Fund. As Adviser, HIM is entitled to receive fees payable monthly, based upon the average daily net asset value of each Fund, at the following annual rates:

     Each Money Market Fund               0.14% of the first $100 million of net
                                          assets and 0.10% of net assets over
                                          $100 million
     Bond Fund                            0.65%
     High Yield Bond Fund                 0.45%
     Intermediate Government Bond Fund    0.45%
     Intermediate Tax-Exempt Bond Fund    0.45%
     Short/Intermediate Bond Fund         0.70%
     Tax-Exempt Bond Fund                 0.45%
     Ultra Short Duration Bond Fund       0.20%
     Balanced Fund                        0.50%
     Core Equity Fund                     0.70%
     Emerging Markets Fund                1.25%
     Equity Fund                          0.70%
     Index Fund                           0.20%
     International Fund                   1.05%
     Small-Cap Growth Fund                0.75%
     Small-Cap Opportunity Fund           0.75%
     Small-Cap Value Fund                 0.70%

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)


     HIM may, at its discretion, voluntarily waive all or any portion of its advisory fee for any Fund. For the six months ended June 30, 2005, advisory fees and waivers for certain Funds were as follows:

                                                  GROSS                       NET
                                              ADVISORY FEE     WAIVER    ADVISORY FEE
                                              ------------    --------   ------------
     Bond Fund ..............................    $584,871     $243,529      $341,342
     High Yield Bond Fund ...................     171,694       60,915       110,779
     Intermediate Government Bond Fund ......      92,891       75,437        17,454
     Intermediate Tax-Exempt Bond Fund ......     534,060      296,700       237,360
     Short/Intermediate Bond Fund ...........     914,769      408,483       506,286
     Tax-Exempt Bond Fund ...................     239,876      133,264       106,612
     Ultra Short Duration Bond Fund .........      44,392       28,957        15,435
     Index Fund .............................     296,865        4,201       292,664
     Small-Cap Growth Fund ..................      28,879       21,679         7,200

     There were no advisory fee waivers for the other Funds.

     HIM has entered into Investment Sub-Advisory Agreements with Hansberger Global Investors, Inc. ("Hansberger") with respect to the International Fund and the Emerging Markets Fund. Pursuant to those agreements, Hansberger selects and manages the securities in which those Funds invest. Hansberger, as sub-adviser, receives a fee directly from HIM and not from the Funds.

     HIM has also entered into an Investment Sub-Advisory Agreement with HIM Monegy, Inc. ("Monegy"), a wholly-owned subsidiary of HIM, with respect to the High Yield Bond Fund. Pursuant to the agreement, Monegy selects and manages the securities in which the Fund invests. Monegy, as sub-adviser, receives a fee directly from HIM and not from the Funds.

     The Trust has an Administration Agreement with Harris N.A. (formerly Harris Trust and Savings Bank) ("Harris" or the "Administrator"). In this capacity, the Administrator generally assists the Funds in all aspects of their administration and operation. The Administrator has entered into Sub-Administration and Accounting Services Agreements with PFPC Inc. ("PFPC"), pursuant to which PFPC performs certain administrative services for the Funds. Under these Agreements, the Administrator compensates PFPC for providing such services. The Administrator also serves as the transfer and dividend disbursing agent of the Funds (the "Transfer Agent"). The Administrator has entered into a Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent"), pursuant to which the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services. The Administrator compensates the Sub-Transfer Agent for providing such services. PFPC Trust Co. (the "Custodian") serves as the Custodian of the assets of the Funds. As compensation for its services, Harris is entitled to receive from the Trust a fee based on the aggregate average daily net assets of the Trust, payable monthly at an aggregate annual rate of 0.1665% of the first $300 million of average daily net assets; 0.1465% of the next $300 million of average daily net assets; and 0.1265% of average daily net assets in excess of $600 million. Certain employees of Harris and PFPC are officers of the Funds.

     PFPC Distributors, Inc. (the "Distributor") provides distribution services in connection with sales of shares of the Funds. No compensation is payable by the Funds to the Distributor for its distribution services.

     On April 5, 2005, HIM reimbursed the Bond Fund and the Index Fund $34,000 and $59,197, respectively, for redemption fees associated with short-term redemption transactions. On April 15, 2005, Harris reimbursed (i) certain Funds, in the aggregate, $135,305 for administration and advisory fees associated with short-term redemption transactions and (ii) the Emerging Markets Fund and the International Fund for costs associated with short-term redemption transactions in the amount of $35,759 and $25,545, respectively. Harris also reimbursed certain Funds on June 20, 2005, (i) in the aggregate, $31,360 for redemption fees arising from certain short-term redemption transactions and (ii), in the aggregate, $11,535 for post-trade corrections.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)


     During the six months ended June 30, 2005, Harris received $5,300,467 in fees (net of waivers of $2,587,549) from the Funds for services as Administrator and Transfer Agent, of which Harris paid to PFPC $1,885,185 in fees for services rendered under the agreements described above. Under the same agreements, PFPC and PFPC Trust Co. received $1,191,004 in other fees and out of pocket expenses (net of waivers of $108,750) from the Funds for other transfer agency, custodian, and administrative and accounting services.

4.   SERVICE PLANS

     Shares of all classes of a Fund represent equal PRO RATA interests in such Fund except that each class bears different expenses, which reflect the differences in the charges for the different services provided to them. The following tables provide a list of the Funds included in this report along with a summary of fees paid pursuant to their respective class-specific fee arrangements under the Funds' Service and Distribution Plans (the "Plans"). Fees are calculated as a percentage (on an annualized basis) of average daily net asset values of the respective classes.

     SHAREHOLDER SERVICE FEES:

     NON-MONEY MARKET FUNDS
                                                                        N SHARES
                                                                         (0.25%)
                                                                        --------
     Bond Fund .......................................................   $ 4,280
     High Yield Bond Fund ............................................       446
     Intermediate Government Bond Fund ...............................     6,896
     Intermediate Tax-Exempt Bond Fund ...............................    12,435
     Short/Intermediate Bond Fund ....................................     8,686
     Tax-Exempt Bond Fund ............................................    32,362
     Balanced Fund ...................................................     5,708
     Core Equity Fund ................................................     5,606
     Emerging Markets Fund ...........................................     3,978
     Equity Fund .....................................................    16,527
     Index Fund ......................................................    19,823
     International Fund ..............................................     2,823
     Small-Cap Opportunity Fund ......................................   135,440
     Small-Cap Value Fund ............................................    87,657

     MONEY MARKET FUNDS

                                             N SHARES       EXCHANGE SHARES    SERVICE SHARES
                                              (0.25%)           (0.05%)            (0.25%)
                                            ----------      ---------------    --------------
     Government Money Market Fund ........  $  294,482                           $1,388,325
     Money Market Fund ...................   1,369,918            $0*             2,174,626
     Tax-Exempt Money Market Fund ........     239,044                              212,118

     *Net of waivers of $168,949.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)


     RULE 12B-1 FEES (DISTRIBUTION FEES PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT):

     NON-MONEY MARKET FUNDS
                                                                        A SHARES
                                                                         (0.25%)
                                                                        --------
     Bond Fund ......................................................   $ 1,021
     High Yield Bond Fund ...........................................       207
     Intermediate Government Bond Fund ..............................     3,473
     Intermediate Tax-Exempt Bond Fund ..............................     2,678
     Short/Intermediate Bond Fund ...................................     5,080
     Tax-Exempt Bond Fund ...........................................     5,203
     Balanced Fund ..................................................     2,260
     Core Equity Fund ...............................................     1,030
     Emerging Markets Fund ..........................................     1,118
     Equity Fund ....................................................     1,508
     International Fund .............................................       145
     Small-Cap Opportunity Fund .....................................    69,628
     Small-Cap Value Fund ...........................................     9,577

     MONEY MARKET FUNDS
                                                   N SHARES       SERVICE SHARES
                                                    (0.10%)           (0.15%)
                                                   ---------      --------------
     Government Money Market Fund ..............   $117,793          $  832,995
     Money Market Fund .........................    547,967           1,304,776
     Tax-Exempt Money Market Fund ..............     95,618             127,271

     For the six months ended June 30, 2005, Harris received $1,463,746 in fees for services rendered under the terms of the service plans described above.

     The Service shares class of each of the Money Market Funds may pay Program Service fees to financial institutions to provide check-writing, debit or credit card, bill payment, and other auxiliary services to participants in a cash management program, at a rate of up to 0.35%, on an annualized basis, of the average daily net assets attributable to Service shares. For the six months ended June 30, 2005, fees paid under the Program were $1,943,655, $3,044,477, and $275,675 (net of voluntary waivers of $0, $0, and $21,291) for the Service shares of the Government Money Market Fund, Money Market Fund, and Tax-Exempt Money Market Fund, respectively.

5.   PUBLIC OFFERING PRICE

     Class A shares of each Fund that offers A shares are sold at a public offering price which is equal to the current net asset value of such shares plus a maximum front-end sales load of 5.50% for the Equity Funds, 4.50% for the Bond Fund, High Yield Bond Fund, and Tax-Exempt Bond Fund, and 3.50% for the
Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, and Short/Intermediate Bond Fund.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)


6.   CAPITAL SHARES

     Since the Money Market Funds have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions.

                                                                                         MONEY MARKET FUNDS
                                                           ------------------------------------------------------------------------
                                                             GOVERNMENT MONEY MARKET FUND                MONEY MARKET FUND
                                                           --------------------------------    -----------------------------------
                                                             SIX MONTHS          YEAR            SIX MONTHS             YEAR
                                                                ENDED            ENDED              ENDED               ENDED
                                                              06/30/05         12/31/04           06/30/05            12/31/04
                                                           -------------    ---------------    ---------------    ----------------
                                                            (UNAUDITED)                           (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ..................................................    $ 343,401,494    $ 1,249,469,797    $ 7,826,828,263    $ 23,148,778,855
Issued as reinvestment of dividends ...................        1,112,067          1,596,587          6,774,750           8,863,642
Redeemed ..............................................     (441,646,196)    (1,168,425,102)    (8,106,087,268)    (24,283,657,987)
                                                           -------------    ---------------    ---------------    ----------------
Net increase/(decrease) ...............................    $ (97,132,635)   $    82,641,282    $  (272,484,255)   $ (1,126,015,490)
                                                           =============    ===============    ===============    ================
N SHARES:
Sold ..................................................    $ 939,996,418    $ 1,899,113,732    $ 2,255,666,634    $  4,091,039,028
Issued as reinvestment of dividends ...................        2,164,707          2,181,199         11,034,954           9,521,995
Redeemed ..............................................     (955,158,323)    (2,040,853,495)    (2,388,817,161)     (4,221,832,018)
                                                           -------------    ---------------    ---------------    ----------------
Net increase/(decrease) ...............................    $ (12,997,198)   $  (139,558,564)   $  (122,115,573)   $   (121,270,995)
                                                           =============    ===============    ===============    ================
B SHARES
Sold ..................................................                                                           $             --
Issued as reinvestment of dividends ...................                                                                         89
Redeemed ..............................................                                                                    (45,031)
                                                                                                                  ----------------
Net increase/(decrease) ...............................                                                           $        (44,942)
                                                                                                                  ================
EXCHANGE SHARES:
Sold ..................................................                                        $ 1,291,530,368    $  3,988,198,477
Issued as reinvestment of dividends ...................                                              8,192,362           9,175,219
Redeemed ..............................................                                         (1,860,705,789)     (3,446,777,815)
                                                                                               ---------------    ----------------
Net increase/(decrease) ...............................                                        $  (560,983,059)   $    550,595,881
                                                                                               ===============    ================
SERVICE SHARES:
Sold ..................................................    $ 214,902,538    $   454,492,890    $   310,948,347    $    767,816,588
Issued as reinvestment of dividends ...................        8,549,447          5,125,074         14,467,748           9,488,273
Redeemed ..............................................     (252,626,578)      (464,011,125)      (385,369,882)     (1,178,914,242)
                                                           -------------    ---------------    ---------------    ----------------
Net increase/(decrease) ...............................    $ (29,174,593)   $    (4,393,161)   $   (59,953,787)   $   (401,609,381)
                                                           =============    ===============    ===============    ================
                                                                     MONEY MARKET FUNDS
                                                           ----------------------------------
                                                              TAX-EXEMPT MONEY MARKET FUND
                                                           ----------------------------------
                                                              SIX MONTHS           YEAR
                                                                ENDED              ENDED
                                                               06/30/05          12/31/04
                                                           ---------------    ---------------
                                                             (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ..................................................    $ 2,004,877,149    $ 4,002,739,502
Issued as reinvestment of dividends ...................            280,484            248,172
Redeemed ..............................................     (1,820,369,426)    (4,090,844,739)
                                                           ---------------    ---------------
Net increase/(decrease) ...............................    $   184,788,207    $   (87,857,065)
                                                           ===============    ===============
N SHARES:
Sold ..................................................    $   224,915,477    $   506,959,556
Issued as reinvestment of dividends ...................          1,132,464            990,321
Redeemed ..............................................       (210,016,076)      (554,615,970)
                                                           ---------------    ---------------
Net increase/(decrease) ...............................    $    16,031,865    $   (46,666,093)
                                                           ===============    ===============
B SHARES
Sold ..................................................
Issued as reinvestment of dividends ...................
Redeemed ..............................................

Net increase/(decrease) ...............................

EXCHANGE SHARES:
Sold ..................................................
Issued as reinvestment of dividends ...................
Redeemed ..............................................

Net increase/(decrease) ...............................

SERVICE SHARES:
Sold ..................................................    $    99,851,925    $   240,681,405
Issued as reinvestment of dividends ...................            924,701            544,465
Redeemed ..............................................       (123,042,364)      (245,382,684)
                                                           ---------------    ---------------
Net increase/(decrease) ...............................    $   (22,265,738)   $    (4,156,814)
                                                           ===============    ===============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

                                                                                          FIXED INCOME FUNDS
                                                           -----------------------------------------------------------------------
                                                                         BOND                              HIGH YIELD BOND
                                                                         FUND                                    FUND
                                                           -------------------------------        --------------------------------
                                                           SIX MONTHS             YEAR             SIX MONTHS             YEAR
                                                              ENDED               ENDED               ENDED               ENDED
                                                            06/30/05            12/31/04            06/30/05            12/31/04
                                                           -----------        ------------        ------------        ------------
                                                           (UNAUDITED)                             (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ...............................................       $13,295,966        $ 85,755,970        $  3,356,766        $ 39,614,266
Issued as reinvestment of dividends ................         2,655,958           4,253,735           2,612,321           5,873,259
Redeemed ...........................................        (9,715,384)        (39,231,080)        (15,284,810)        (26,785,365)
                                                           -----------        ------------        ------------        ------------
Net increase/(decrease) ............................       $ 6,236,540        $ 50,778,625        $ (9,315,723)       $ 18,702,160
                                                           ===========        ============        ============        ============
N SHARES:
Sold ...............................................       $   310,098        $    619,534        $     26,646        $    360,006
Issued as reinvestment of dividends ................            61,466             143,309               7,815              14,407
Redeemed ...........................................          (545,080)         (2,009,821)            (76,636)            (68,396)
                                                           -----------        ------------        ------------        ------------
Net increase/(decrease) ............................       $  (173,516)       $ (1,246,978)       $    (42,175)       $    306,017
                                                           ===========        ============        ============        ============
A SHARES:
Sold ...............................................       $     6,724        $    422,457        $    228,155        $    182,264
Issued as reinvestment of dividends ................            15,735              23,736               2,151               5,904
Redeemed ...........................................           (50,385)           (317,685)            (26,349)            (46,934)
                                                           -----------        ------------        ------------        ------------
Net increase/(decrease) ............................       $   (27,926)       $    128,508        $    203,957        $    141,234
                                                           ===========        ============        ============        ============
B SHARES:
Sold ...............................................                          $     11,224
Issued as reinvestment of dividends ................                                13,243
Redeemed ...........................................                              (474,860)
                                                                              ------------
Net increase/(decrease) ............................                          $   (450,393)
                                                                              ============
----------------------------------------------------------------------------------------------------------------------------------

SHARES
------
INSTITUTIONAL SHARES:
Sold ...............................................         1,302,994           8,497,838             261,917           3,125,081
Issued as reinvestment of dividends ................           260,534             416,204             205,385             455,513
Redeemed ...........................................          (955,445)         (3,838,679)         (1,201,152)         (2,125,100)
                                                           -----------        ------------        ------------        ------------
Net increase/(decrease) ............................           608,083           5,075,363            (733,850)          1,455,494
                                                           ===========        ============        ============        ============
N SHARES:
Sold ...............................................            30,425              60,238               2,059              32,992
Issued as reinvestment of dividends ................             6,030              14,012                 615               1,126
Redeemed ...........................................           (53,651)           (196,129)             (6,105)             (5,444)
                                                           -----------        ------------        ------------        ------------
Net increase/(decrease) ............................           (17,196)           (121,879)             (3,431)             28,674
                                                           ===========        ============        ============        ============
A SHARES:
Sold ...............................................               659              41,400              18,088              16,642
Issued as reinvestment of dividends ................             1,543               2,321                 169                 462
Redeemed ...........................................            (4,931)            (30,814)             (2,078)             (3,618)
                                                           -----------        ------------        ------------        ------------
Net increase/(decrease) ............................            (2,729)             12,907              16,179              13,486
                                                           ===========        ============        ============        ============
B SHARES:
Sold ...............................................                                 1,091
Issued as reinvestment of dividends ................                                 1,295
Redeemed ...........................................                               (46,517)
                                                                              ------------
Net increase/(decrease) ............................                               (44,131)
                                                                              ============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

                                                                               FIXED INCOME FUNDS
                                          -----------------------------------------------------------------------------------------
                                                   INTERMEDIATE                  INTERMEDIATE                       SHORT/
                                                  GOVERNMENT BOND              TAX-EXEMPT BOND                INTERMEDIATE BOND
                                                       FUND                          FUND                           FUND
                                          ----------------------------   ----------------------------   ---------------------------
                                           SIX MONTHS         YEAR        SIX MONTHS         YEAR        SIX MONTHS        YEAR
                                              ENDED           ENDED          ENDED           ENDED          ENDED          ENDED
                                            06/30/05        12/31/04       06/30/05        12/31/04       06/30/05       12/31/04
                                          ------------    ------------   ------------    ------------   ------------   ------------
                                           (UNAUDITED)                    (UNAUDITED)                   (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold .................................    $  4,718,961    $ 14,351,100   $ 18,985,104    $ 35,070,333   $ 41,678,414   $ 33,439,521
Issued as reinvestment of dividends ..         634,428       2,580,969        375,757         739,206        868,408      1,976,021
Redeemed .............................     (27,035,878)    (40,097,321)   (24,568,753)    (36,783,643)   (21,314,482)   (61,275,858)
                                          ------------    ------------   ------------    ------------   ------------   ------------
Net increase/(decrease) ..............    $(21,682,489)   $(23,165,252)  $ (5,207,892)   $   (974,104)  $ 21,232,340   $(25,860,316)
                                          ============    ============   ============    ============   ============   ============
N SHARES:
Sold .................................    $    553,254    $  4,002,764   $  3,275,888    $  4,425,997   $    715,897   $  3,229,342
Issued as reinvestment of dividends ..          95,710         557,204        136,720         209,302         97,432        233,095
Redeemed .............................      (7,522,637)    (10,489,467)      (943,066)     (3,026,785)    (1,903,811)    (4,832,344)
                                          ------------    ------------   ------------    ------------   ------------   ------------
Net increase/(decrease) ..............    $ (6,873,673)   $ (5,929,499)  $  2,469,542    $  1,608,514   $ (1,090,482)  $ (1,369,907)
                                          ============    ============   ============    ============   ============   ============
A SHARES:
Sold .................................    $     17,969    $  1,014,626   $    419,420    $    942,174   $    341,626   $  1,562,060
Issued as reinvestment of dividends ..          47,819          82,020         30,999          56,128         51,148        100,292
Redeemed .............................        (345,553)       (476,390)      (382,411)       (888,624)      (824,585)    (1,810,561)
                                          ------------    ------------   ------------    ------------   ------------   ------------
Net increase/(decrease) ..............    $   (279,765)   $    620,256   $     68,008    $    109,678   $   (431,811)  $   (148,209)
                                          ============    ============   ============    ============   ============   ============
B SHARES:
Sold .................................                    $    254,093                   $    129,882                  $     28,294
Issued as reinvestment of dividends ..                          24,572                         11,484                        22,863
Redeemed .............................                      (1,411,415)                      (863,312)                   (1,068,854)
                                                          ------------                   ------------                  ------------
Net increase/(decrease) ..............                    $ (1,132,750)                  $   (721,946)                 $ (1,017,697)
                                                          ============                   ============                  ============
------------------------------------------------------------------------------------------------------------------------------------
SHARES
------
INSTITUTIONAL SHARES:
Sold .................................         280,844         840,835      1,672,733       3,067,357      4,090,193      3,229,975
Issued as reinvestment of dividends ..          37,800         152,443         33,170          64,745         85,090        191,367
Redeemed .............................      (1,608,507)     (2,364,297)    (2,166,580)     (3,220,662)    (2,089,731)    (5,936,884)
                                          ------------    ------------   ------------    ------------   ------------   ------------
Net increase/(decrease) ..............      (1,289,863)     (1,371,019)      (460,677)        (88,560)     2,085,552     (2,515,542)
                                          ============    ============   ============    ============   ============   ============
N SHARES:
Sold .................................          32,898         235,279        288,429         385,131         70,118        311,265
Issued as reinvestment of dividends ..           5,701          32,905         12,071          18,331          9,548         22,578
Redeemed .............................        (448,066)       (617,345)       (83,138)       (267,503)      (186,319)      (468,819)
                                          ------------    ------------   ------------    ------------   ------------   ------------
Net increase/(decrease) ..............        (409,467)       (349,161)       217,362         135,959       (106,653)      (134,976)
                                          ============    ============   ============    ============   ============   ============
A SHARES:
Sold .................................           1,075          60,021         37,062          82,717         33,492        151,429
Issued as reinvestment of dividends ..           3,009           4,848          2,736           4,910          5,013          9,707
Redeemed .............................         (20,793)        (28,019)       (33,732)        (78,143)       (80,905)      (176,232)
                                          ------------    ------------   ------------    ------------   ------------   ------------
Net increase/(decrease) ..............         (16,709)         36,850          6,066           9,484        (42,400)       (15,096)
                                          ============    ============   ============    ============   ============   ============
B SHARES:
Sold .................................                          14,560                         11,245                         2,736
Issued as reinvestment of dividends ..                           1,453                          1,006                         2,214
Redeemed .............................                         (83,386)                       (75,794)                     (103,922)
                                                          ------------                   ------------                  ------------
Net increase/(decrease) ..............                         (67,373)                       (63,543)                      (98,972)
                                                          ============                   ============                  ============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

                                                                                          FIXED INCOME FUNDS
                                                           -----------------------------------------------------------------------
                                                                                                             ULTRA SHORT
                                                                    TAX-EXEMPT BOND                         DURATION BOND
                                                                         FUND                                    FUND
                                                           -------------------------------        --------------------------------
                                                           SIX MONTHS             YEAR             SIX MONTHS             PERIOD
                                                              ENDED               ENDED               ENDED                ENDED
                                                            06/30/05            12/31/04            06/30/05            12/31/04(1)
                                                           -----------        ------------        ------------         ------------
                                                           (UNAUDITED)                             (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ...................................................   $ 6,407,034        $  4,847,209        $  7,314,618         $ 67,101,945
Issued as reinvestment of dividends ....................       124,023             384,866             311,828              236,079
Redeemed ...............................................    (5,681,037)        (13,330,486)        (19,578,490)         (15,952,796)
                                                           -----------        ------------        ------------         ------------
Net increase/(decrease) ................................   $   850,020        $ (8,098,411)       $(11,952,044)        $ 51,385,228
                                                           ===========        ============        ============         ============
N SHARES:
Sold ...................................................   $ 5,032,083        $  9,309,948
Issued as reinvestment of dividends ....................       486,785           1,246,072
Redeemed ...............................................    (2,908,172)         (9,910,975)
                                                           -----------        ------------
Net increase/(decrease) ................................   $ 2,610,696        $    645,045
                                                           ===========        ============
A SHARES:
Sold ...................................................   $   624,926        $  1,921,676
Issued as reinvestment of dividends ....................        64,880             151,101
Redeemed ...............................................      (522,263)           (925,120)
                                                           -----------        ------------
Net increase/(decrease) ................................   $   167,543        $  1,147,657
                                                           ===========        ============
B SHARES:
Sold ...................................................                      $     47,275
Issued as reinvestment of dividends ....................                            27,959
Redeemed ...............................................                        (1,241,679)
                                                                              ------------
Net increase/(decrease) ................................                      $( 1,166,445)
                                                                              ============

-----------------------------------------------------------------------------------------------------------------------------------
SHARES
------
INSTITUTIONAL SHARES:
Sold ...................................................       583,910             429,884             737,158            6,730,431
Issued as reinvestment of dividends ....................        11,300              34,726              31,460               23,731
Redeemed ...............................................      (516,900)         (1,195,455)         (1,977,033)          (1,604,439)
                                                           -----------        ------------        ------------         ------------
Net increase/(decrease) ................................        78,310            (730,845)         (1,208,415)           5,149,723
                                                           ===========        ============        ============         ============
N SHARES:
Sold ...................................................       457,996             824,700
Issued as reinvestment of dividends ....................        44,345             111,906
Redeemed ...............................................      (264,866)           (893,028)
                                                           -----------        ------------
Net increase/(decrease) ................................       237,475              43,578
                                                           ===========        ============
A SHARES:
Sold ...................................................        56,749             171,453
Issued as reinvestment of dividends ....................         5,911              13,589
Redeemed ...............................................       (47,626)            (82,959)
                                                           -----------        ------------
Net increase/(decrease) ................................        15,034             102,083
                                                           ===========        ============
B SHARES:
Sold ...................................................                             4,275
Issued as reinvestment of dividends ....................                             2,499
Redeemed ...............................................                          (111,275)
                                                                              ------------
Net increase/(decrease) ................................                          (104,501)
                                                                              ============

  (1) For the period 04/01/04 (commencement of operations) to 12/31/04

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

                                                                                 EQUITY FUNDS
                                          -----------------------------------------------------------------------------------------
                                                      BALANCED                    CORE EQUITY                EMERGING MARKETS
                                                        FUND                         FUND                          FUND
                                          ----------------------------   ----------------------------   ---------------------------
                                           SIX MONTHS         YEAR        SIX MONTHS         YEAR        SIX MONTHS        YEAR
                                              ENDED           ENDED          ENDED           ENDED          ENDED          ENDED
                                            06/30/05        12/31/04       06/30/05        12/31/04       06/30/05       12/31/04
                                          ------------     -----------   -----------     ------------   ------------   ------------
                                           (UNAUDITED)                    (UNAUDITED)                   (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ....................................  $ 7,266,459     $ 9,477,153   $12,053,200     $ 19,339,171   $ 12,819,691   $ 64,576,126
Issued as reinvestment of dividends .....    1,315,664       1,207,312     3,214,487        3,441,054      6,976,386     14,905,267
Redeemed ................................    3,601,031)     (9,490,182)   (8,637,380)     (30,800,093)   (37,522,961)   (90,759,914)
                                           -----------     -----------   -----------     ------------   ------------   ------------
Net increase/(decrease) .................  $ 4,981,092     $ 1,194,283   $ 6,630,307     $ (8,019,868)  $(17,726,884)  $(11,278,521)
                                           ===========     ===========   ===========     ============   ============   ============
N SHARES:
Sold ....................................  $ 2,377,058     $ 1,260,909   $ 1,229,995     $  1,338,445   $    962,136   $  1,587,474
Issued as reinvestment of dividends .....       76,184          46,417       205,194          242,451        126,774        198,873
Redeemed ................................     (253,632)       (675,692)     (259,602)      (2,063,905)      (260,104)      (511,691)
                                           -----------     -----------   -----------     ------------   ------------   ------------
Net increase/(decrease) .................  $ 2,199,610     $   631,634   $ 1,175,587     $   (483,009)  $    828,806   $  1,274,656
                                           ===========     ===========   ===========     ============   ============   ============
A SHARES:
Sold ....................................  $   409,016     $ 1,122,525   $    84,453     $    305,673   $     52,418   $    583,938
Issued as reinvestment of dividends .....       33,374          16,925        38,692           38,407         33,362         72,071
Redeemed ................................     (126,540)        (30,597)      (65,345)         (98,761)       (93,589)      (130,144)
                                           -----------     -----------   -----------     ------------   ------------   ------------
Net increase/(decrease) .................  $   315,850     $ 1,108,853   $    57,800     $    245,319   $     (7,809)  $    525,865
                                           ===========     ===========   ===========     ============   ============   ============
B SHARES:
Sold ....................................                  $   159,682                   $     64,163
Issued as reinvestment of dividends .....                        3,716                          1,442
Redeemed ................................                     (626,263)                      (207,353)
                                                           -----------                   ------------
Net increase/(decrease) .................                  $  (462,865)                  $   (141,748)
                                                           ===========                   ============
-----------------------------------------------------------------------------------------------------------------------------------
SHARES
-----
INSTITUTIONAL SHARES:
Sold ....................................      481,668         684,630       549,310          935,454      1,158,684      6,181,286
Issued as reinvestment of dividends .....       86,591          85,743       146,513          160,302        638,279      1,435,510
Redeemed ................................     (238,928)       (685,075)     (394,888)      (1,472,401)    (3,419,485)    (9,024,836)
                                           -----------     -----------   -----------     ------------   ------------   ------------
Net increase/(decrease) .................      329,331          85,298       300,935         (376,645)    (1,622,522)    (1,408,040)
                                           ===========     ===========   ===========     ============   ============   ============
N SHARES:
Sold ....................................      159,329          89,591        55,706           63,330         87,929        151,517
Issued as reinvestment of dividends .....        5,013           3,293         9,482           11,414         11,727         19,338
Redeemed ................................      (16,798)        (49,209)      (11,872)         (99,603)       (23,935)       (51,946)
                                           -----------     -----------   -----------     ------------   ------------   ------------
Net increase/(decrease) .................      147,544          43,675        53,316          (24,859)        75,721        118,909
                                           ===========     ===========   ===========     ============   ============   ============
A SHARES:
Sold ....................................       27,458          77,755         3,933           14,142          4,871         53,426
Issued as reinvestment of dividends .....        2,199           1,182         1,787            1,805          3,089          7,021
Redeemed ................................       (8,393)         (2,123)       (2,969)          (4,812)        (8,643)       (12,954)
                                           -----------     -----------   -----------     ------------   ------------   ------------
Net increase/(decrease) .................       21,264          76,814         2,751           11,135           (683)        47,493
                                           ===========     ===========   ===========     ============   ============   ============
B SHARES:
Sold ....................................                       11,645                          3,206
Issued as reinvestment of dividends .....                          272                             73
Redeemed ................................                      (42,602)                        (9,672)
                                                           -----------                   ------------
Net increase/(decrease) .................                      (30,685)                        (6,393)
                                                           ===========                   ============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

                                                                                    EQUITY FUNDS
                                          -----------------------------------------------------------------------------------------
                                                      EQUITY                       INDEX                       INTERNATIONAL
                                                       FUND                        FUND                             FUND
                                          ---------------------------   ----------------------------   ---------------------------
                                           SIX MONTHS         YEAR        SIX MONTHS         YEAR        SIX MONTHS        YEAR
                                              ENDED           ENDED          ENDED           ENDED          ENDED          ENDED
                                            06/30/05        12/31/04       06/30/05        12/31/04       06/30/05       12/31/04
                                          ------------   ------------   ------------   -------------   ------------   ------------
                                          (UNAUDITED)                    (UNAUDITED)                    (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ..................................   $ 19,683,144   $ 32,320,255   $ 13,677,872   $  34,233,541   $ 19,267,137   $ 44,254,939
Issued as reinvestment of dividends ...        814,130      1,233,713      5,411,784      15,483,313             --      1,151,224
Redeemed ..............................    (22,874,641)   (55,486,747)   (62,212,621)   (100,499,140)   (14,667,043)   (34,677,472)
                                          ------------   ------------   ------------   -------------   ------------   ------------
Net increase/(decrease) ...............   $ (2,377,367)  $(21,932,779)  $(43,122,965)  $ (50,782,286)  $  4,600,094   $ 10,728,691
                                          ============   ============   ============   =============   ============   ============
N SHARES:
Sold ..................................   $  1,585,455   $  1,474,161   $    637,348   $   3,047,402   $    632,578   $    596,601
Issued as reinvestment of dividends ...         52,282         67,189        433,658       1,183,246             --         11,436
Redeemed ..............................       (655,958)    (4,473,792)    (2,374,572)     (7,170,986)      (167,142)      (428,477)
                                          ------------   ------------   ------------   -------------   ------------   ------------
Net increase/(decrease) ...............   $    981,779   $ (2,932,442)  $ (1,303,566)  $  (2,940,338)  $    465,436   $    179,560
                                          ============   ============   ============   =============   ============   ============
A SHARES:
Sold ..................................   $    202,900   $    745,584                                  $     33,911   $     39,114
Issued as reinvestment of dividends ...          4,498          3,195                                            --            509
Redeemed ..............................        (47,268)       (36,101)                                      (16,721)        (8,070)
                                          ------------   ------------                                  ------------   ------------
Net increase/(decrease) ...............   $    160,130   $    712,678                                  $     17,190   $     31,553
                                          ============   ============                                  ============   ============
B SHARES:
Sold ..................................                  $    299,064                  $      61,094
Issued as reinvestment of dividends ...                            --                          5,018
Redeemed ..............................                      (699,731)                      (565,713)
                                                         ------------                  -------------
Net increase/(decrease) ...............                  $   (400,667)                 $    (499,601)
                                                         ============                  =============
----------------------------------------------------------------------------------------------------------------------------------
SHARES
------
INSTITUTIONAL SHARES:
Sold ..................................      1,446,602      2,679,414        632,821       1,574,670      1,229,210      3,133,964
Issued as reinvestment of dividends ...         58,350        100,498        251,051         710,534             --         76,320
Redeemed ..............................     (1,686,474)    (4,606,657)    (2,873,451)     (4,611,432)      (942,689)    (2,441,642)
                                          ------------   ------------   ------------   -------------   ------------   ------------
Net increase/(decrease) ...............       (181,522)    (1,826,745)    (1,989,579)     (2,326,228)       286,521        768,642
                                          ============   ============   ============   =============   ============   ============
N SHARES:
Sold ..................................        114,571        120,220         29,418         139,172         40,355         41,889
Issued as reinvestment of dividends ...          3,716          5,434         20,135          54,318             --            758
Redeemed ..............................        (48,272)      (377,514)      (109,740)       (330,684)       (10,756)       (29,735)
                                          ------------   ------------   ------------   -------------   ------------   ------------
Net increase/(decrease) ...............         70,015       (251,860)       (60,187)       (137,194)        29,599         12,912
                                          ============   ============   ============   =============   ============   ============
A SHARES:
Sold ..................................         14,859         56,705                                         2,245          2,811
Issued as reinvestment of dividends ...            320            289                                            --             35
Redeemed ..............................         (3,485)        (3,062)                                       (1,099)          (549)
                                          ------------   ------------                                  ------------   ------------
Net increase/(decrease) ...............         11,694         53,932                                         1,146          2,297
                                          ============   ============                                  ============   ============
B SHARES:
Sold ..................................                        25,791                          2,798
Issued as reinvestment of dividends ...                            --                            233
Redeemed ..............................                       (54,109)                       (25,536)
                                                         ------------                  -------------
Net increase/(decrease) ...............                       (28,318)                       (22,505)
                                                         ============                  =============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

                                                                                    EQUITY FUNDS
                                            ---------------------------------------------------------------------------------------
                                                       SMALL-CAP                    SMALL-CAP                   SMALL-CAP
                                                        GROWTH                     OPPORTUNITY                    VALUE
                                                         FUND                         FUND                         FUND
                                            ---------------------------   ---------------------------   ---------------------------
                                             SIX MONTHS        YEAR        SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                              06/30/05       12/31/04       06/30/05       12/31/04       06/30/05       12/31/04
                                            ------------   ------------   ------------   ------------   ------------   ------------
                                             (UNAUDITED)                   (UNAUDITED)                   (UNAUDITED)
AMOUNT
------

INSTITUTIONAL SHARES:
Sold .....................................  $  4,289,293   $    773,762   $ 61,210,010   $ 81,695,985   $ 32,088,434   $ 59,216,780
Issued as reinvestment of dividends ......            --             --      6,690,741     47,298,551      5,695,885     34,541,917
Redeemed .................................      (996,790)    (3,234,007)   (78,939,886)   (95,407,464)   (60,360,759)   (70,746,722)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase/(decrease) ..................  $  3,292,503   $ (2,460,245)  $(11,039,135)  $ 33,587,072   $(22,576,440)  $ 23,011,975
                                            ============   ============   ============   ============   ============   ============
N SHARES:
Sold .....................................                                $ 46,113,985   $ 41,526,252   $ 80,834,002   $ 28,256,292
Issued as reinvestment of dividends ......                                   1,544,900      7,487,588      2,209,220      3,065,101
Redeemed .................................                                 (26,940,960)   (17,283,788)   (10,855,116)    (4,014,578)
                                                                          ------------   ------------   ------------   ------------
Net increase/(decrease) ..................                                $ 20,717,925   $ 31,730,052   $ 72,188,106   $ 27,306,815
                                                                          ============   ============   ============   ============
A SHARES:
Sold .....................................                                $  9,296,361   $ 71,559,980   $  3,370,713   $  6,470,134
Issued as reinvestment of dividends ......                                     305,137      6,067,340        138,065        467,076
Redeemed .................................                                 (54,496,149)   (16,308,943)    (2,822,236)      (245,534)
                                                                          ------------   ------------   ------------   ------------
Net increase/(decrease) ..................                                $(44,894,651)  $ 61,318,377   $    686,542   $  6,691,676
                                                                          ============   ============   ============   ============
B SHARES:
Sold .....................................                                               $    103,161                  $     98,018
Issued as reinvestment of dividends ......                                                     25,324                        19,815
Redeemed .................................                                                   (728,894)                   (1,319,474)
                                                                                         ------------                  ------------
Net increase/(decrease) ..................                                               $   (600,409)                 $ (1,201,641)
                                                                                         ============                  ============
-----------------------------------------------------------------------------------------------------------------------------------
SHARES
------
INSTITUTIONAL SHARES:
Sold .....................................       352,021         64,479      2,553,840      3,390,662        636,182      1,213,999
Issued as reinvestment of dividends ......            --             --        282,429      1,980,055        112,190        703,327
Redeemed .................................       (76,236)      (272,096)    (3,348,616)    (4,036,779)    (1,216,478)    (1,473,127)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net increase/(decrease) ..................       275,785       (207,617)      (512,347)     1,333,938       (468,106)       444,199
                                            ============   ============   ============   ============   ============   ============
N SHARES:
Sold .....................................                                   1,984,676      1,745,169      1,605,159        562,123
Issued as reinvestment of dividends ......                                      66,915        319,850         43,773         62,321
Redeemed .................................                                  (1,180,344)      (743,454)      (218,865)       (84,096)
                                                                          ------------   ------------   ------------   ------------
Net increase/(decrease) ..................                                     871,247      1,321,565      1,430,067        540,348
                                                                          ============   ============   ============   ============
A SHARES:
Sold .....................................                                     402,001      3,057,973         67,446        126,913
Issued as reinvestment of dividends ......                                      13,232        257,331          2,741          9,530
Redeemed .................................                                  (2,374,174)      (698,362)       (58,076)        (5,206)
                                                                          ------------   ------------   ------------   ------------
Net increase/(decrease) ..................                                  (1,958,941)     2,616,942         12,111        131,237
                                                                          ============   ============   ============   ============
B SHARES:
Sold .....................................                                                      4,593                         2,063
Issued as reinvestment of dividends ......                                                      1,153                           431
Redeemed .................................                                                    (28,870)                      (24,505)
                                                                                         ------------                  ------------
Net increase/(decrease) ..................                                                    (23,124)                      (22,011)
                                                                                         ============                  ============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)


7.   INVESTMENT TRANSACTIONS

     Purchases and sales of investment securities of the non-Money Market Funds (excluding short-term investments, U.S. government securities, and mortgage-dollar-roll transactions) during the six months ended June 30, 2005, were as follows:

                                              PURCHASES                SALES
                                            ------------           ------------
     Bond Fund ............................ $ 27,904,227           $ 22,628,772
     High Yield Bond Fund .................   15,864,612             24,136,519
     Intermediate Government Bond Fund ....    1,479,616              8,990,202
     Intermediate Tax-Exempt Bond Fund ....   57,127,431             50,826,823
     Short/Intermediate Bond Fund .........   41,391,169             50,867,091
     Tax-Exempt Bond Fund .................   18,173,607             19,840,800
     Ultra Short Duration Bond Fund .......    7,124,204             12,142,723
     Balanced Fund ........................   19,561,659             16,643,382
     Core Equity Fund .....................   59,957,567             58,106,992
     Emerging Markets Fund ................   69,302,634             93,980,332
     Equity Fund ..........................   85,629,873             90,752,713
     Index Fund ...........................    7,876,052             59,606,658
     International Fund ...................   45,859,634             37,526,012
     Small-Cap Growth Fund ................    7,711,056              4,551,200
     Small-Cap Opportunity Fund ...........  263,914,443            284,363,486
     Small-Cap Value Fund .................  164,768,724            117,748,054

     Purchases and sales of U.S. government securities (excluding short-term securities) of the non-Money Market Funds during the six months ended June 30, 2005, were as follows:

                                              PURCHASES                SALES
                                             -----------            -----------
     Bond Fund ............................  $35,629,589            $20,099,031
     Intermediate Government Bond Fund ....   15,012,639             32,857,644
     Short/Intermediate Bond Fund .........   66,837,016             72,247,724
     Ultra Short Duration Bond Fund .......    1,953,861              3,801,397
     Balanced Fund ........................   13,336,536              6,737,751

8.   COMPOSITION OF NET ASSETS

     At June 30, 2005, net assets of each Fund consisted of:

                                                       GOVERNMENT                        TAX-EXEMPT
                                                      MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                          FUND             FUND             FUND
                                                     --------------   --------------   --------------
     Beneficial Interest at Par Value .............  $    1,559,010     $  5,614,724     $  1,305,098
     Paid-in Capital ..............................   1,557,450,861    5,609,141,613    1,303,792,566
     Undistributed Net Investment Income ..........              --                1               --
     Accumulated Net Realized Gain/(Loss) .........              --         (619,047)        (202,474)
                                                     --------------   --------------   --------------
     Net Assets ...................................  $1,559,009,871   $5,614,137,291   $1,304,895,190
                                                     ==============   ==============   ==============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

                                                                                                     INTERMEDIATE      INTERMEDIATE
                                                                                    HIGH YIELD        GOVERNMENT        TAX-EXEMPT
                                                                  BOND FUND         BOND FUND          BOND FUND        BOND FUND
                                                                ------------       -----------       ------------     ------------
     Beneficial Interest at Par Value .......................   $     18,102       $     5,680        $     1,633     $     21,087
     Paid-in Capital ........................................    183,486,977        75,062,390         27,128,821      221,976,233
     Undistributed Net Investment Income ....................       (192,030)           80,897            (63,093)              --
     Accumulated Net Realized Gain/(Loss) ...................       (623,040)       (4,029,759)           102,117         (368,989)
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations ...................      3,087,739           769,858            386,674       17,765,115
                                                                ------------       -----------        -----------     ------------
     Net Assets .............................................   $185,777,748       $71,889,066        $27,556,152     $239,393,446
                                                                ============       ===========        ===========     ============

                                                                   SHORT/                            ULTRA SHORT
                                                                INTERMEDIATE       TAX-EXEMPT          DURATION          BALANCED
                                                                 BOND FUND          BOND FUND          BOND FUND           FUND
                                                                ------------       -----------       ------------      -----------
     Beneficial Interest at Par Value .......................   $     27,460       $     10,247       $     3,941      $     5,140
     Paid-in Capital ........................................    282,797,019         97,793,491        39,429,243       66,205,346
     Undistributed Net Investment Income ....................       (117,571)                --           (47,184)          27,864
     Accumulated Net Realized Gain/(Loss) ...................     (3,580,917)           593,100          (147,285)       2,050,949
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations ...................      2,026,663         10,191,096          (147,445)       9,156,337
                                                                ------------       ------------       -----------      -----------
     Net Assets .............................................   $281,152,654       $108,587,934       $39,091,270      $77,445,636
                                                                ============       ============       ===========      ===========

                                                                   CORE             EMERGING
                                                                  EQUITY             MARKETS            EQUITY            INDEX
                                                                   FUND               FUND               FUND              FUND
                                                                ------------       ------------       ------------     ------------
     Beneficial Interest at Par Value .......................   $      6,436       $     26,264       $     19,105     $     12,817
     Paid-in Capital ........................................    113,258,871        204,508,435        208,194,082      260,717,208
     Undistributed Net Investment Income ....................        423,642          2,550,091            241,515          112,880
     Accumulated Net Realized Gain/(Loss) ...................      7,461,701         18,497,158          9,967,160       12,234,484
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations ...................     17,861,611         58,905,915         50,123,707       (1,045,032)
                                                                ------------       ------------       ------------     ------------
     Net Assets .............................................   $139,012,261       $284,487,863       $268,545,569     $272,032,357
                                                                ============       ============       ============     ============

                                                                                    SMALL-CAP          SMALL-CAP        SMALL-CAP
                                                                INTERNATIONAL        GROWTH           OPPORTUNITY         VALUE
                                                                    FUND              FUND                FUND             FUND
                                                                ------------       -----------       ------------     ------------
     Beneficial Interest at Par Value .......................   $     13,848       $       815       $     28,040     $      9,139
     Paid-in Capital ........................................    205,797,032         8,884,177        459,984,642      343,681,862
     Undistributed Net Investment Income ....................      1,990,688           (16,691)              (878)         920,017
     Accumulated Net Realized Gain/(Loss) ...................    (26,893,992)          628,184         53,682,948       30,509,408
     Unrealized Appreciation/(Depreciation) on
        Investment Transactions, Futures Contracts
        and Foreign Currency Translations ...................     31,725,003         1,249,176        128,681,661       85,751,629
                                                                ------------       -----------       ------------     ------------
     Net Assets .............................................   $212,632,579       $10,745,661       $642,376,413     $460,872,055
                                                                ============       ===========       ============     ============

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)


9.   FEDERAL TAX INFORMATION

     Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its net investment income and net realized capital gains to shareholders. Accordingly, no provision for federal income tax is required.

     The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. The following permanent differences as of December 31, 2004, attributable to short-term capital gains distributions reported as ordinary income, realized foreign currency gains/(losses), real estate investment trust adjustments, paydown reclassifications and certain net operating losses, which for tax purposes are not available to offset future income, were reclassified to the following accounts:

                                                                                       INCREASE/         INCREASE/
                                                                                       (DECREASE)        (DECREASE)
                                                                      INCREASE         ACCUMULATED      UNDISTRIBUTED
                                                                     (DECREASE)       NET REALIZED     NET INVESTMENT
                                                                   PAID-IN CAPITAL     GAIN/(LOSS)         INCOME
                                                                   ---------------    -------------    --------------
     Government Money Market Fund .............................      $        --       $    (8,229)       $   8,229
     Bond Fund ................................................               --          (264,388)         264,388
     High Yield Bond Fund .....................................        4,791,493        (4,791,496)               3
     Intermediate Government Bond Fund ........................               --           (90,435)          90,435
     Short/Intermediate Bond Fund .............................               --          (262,595)         262,595
     Ultra Short Duration Bond Fund ...........................               --           (37,727)          37,727
     Balanced Fund ............................................               --           (81,803)          81,803
     Emerging Markets Fund ....................................          (15,019)          343,713         (328,694)
     Index Fund ...............................................          101,465           (60,821)         (40,644)
     International Fund .......................................           (1,273)          158,271         (156,998)
     Small-Cap Growth Fund ....................................          (39,770)               --           39,770
     Small-Cap Opportunity Fund ...............................               --           261,844         (261,844)
     Small-Cap Value Fund .....................................               --           377,136         (377,136)

     These reclassifications had no effect on net assets or net asset value per share.

     The tax character of distributions paid during the last two fiscal years were as follows:

                                                                                          SHORT-TERM      LONG-TERM
                                                             ORDINARY       TAX-EXEMPT      CAPITAL        CAPITAL         TOTAL
                                                              INCOME          INCOME         GAIN           GAIN       DISTRIBUTIONS
                                                           -----------      -----------   ----------     ----------    -------------
Government Money Market Fund
   12/31/04 .......................................        $12,957,920      $        --    $      --      $      --     $12,957,920
   12/31/03 .......................................          7,264,282               --           --             --       7,264,282
Money Market Fund
   12/31/04 .......................................         75,400,002               --           --             --      75,400,002
   12/31/03 .......................................         68,461,968               --           --             --      68,461,968
Tax-Exempt Money Market Fund
   12/31/04 .......................................             25,746       10,983,394           --             --      11,009,140
   12/31/03 .......................................                 --        9,353,091           --             --       9,353,091
Bond Fund
   12/31/04 .......................................          6,987,290               --           --             --       6,987,290
   12/31/03 .......................................          9,428,815               --           --             --       9,428,815

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

                                                                                          SHORT-TERM      LONG-TERM
                                                            ORDINARY       TAX-EXEMPT       CAPITAL        CAPITAL         TOTAL
                                                             INCOME          INCOME          GAIN           GAIN       DISTRIBUTIONS
                                                          -----------      -----------    -----------    -----------   -------------
High Yield Bond Fund
   12/31/04 ...................................           $ 4,883,807      $        --    $   206,308    $   931,856    $ 6,021,971
   12/31/03 ...................................             3,264,829               --        130,868        279,670      3,675,367
Intermediate Government Bond Fund
   12/31/04 ...................................             2,672,443               --         65,947        734,275      3,472,665
   12/31/03 ...................................             3,771,741               --        544,847        529,200      4,845,788
Intermediate Tax-Exempt Bond Fund
   12/31/04 ...................................                48,718       10,129,534             --             --     10,178,252
   12/31/03 ...................................                    --       10,445,481             --             --     10,445,481
Short/Intermediate Bond Fund
   12/31/04 ...................................            10,637,368               --             --             --     10,637,368
   12/31/03 ...................................            11,312,573               --             --             --     11,312,573
Tax-Exempt Bond Fund
   12/31/04 ...................................               102,349        4,717,935             --      1,773,031      6,593,315
   12/31/03 ...................................                    --        5,564,353             --             --      5,564,353
Ultra Short Duration Bond Fund
   12/31/04 ...................................               696,460               --             --             --        696,460
Balanced Fund
   12/31/04 ...................................             1,217,768               --             --         65,301      1,283,069
   12/31/03 ...................................             1,070,691               --             --             --      1,070,691
Core Equity Fund
   12/31/04 ...................................               815,281               --      1,260,415      5,452,203      7,527,899
   12/31/03 ...................................               521,315               --             --             --        521,315
Emerging Markets Fund
   12/31/04 ...................................             2,902,968               --             --     22,483,597     25,386,565
   12/31/03 ...................................               926,938               --             --             --        926,938
Equity Fund
   12/31/04 ...................................             2,171,427               --             --             --      2,171,427
   12/31/03 ...................................             1,587,243               --             --             --      1,587,243
Index Fund
   12/31/04 ...................................             5,586,682               --        273,052     19,468,817     25,328,551
   12/31/03 ...................................             4,878,778               --        167,798     20,773,112     25,819,688
International Fund
   12/31/04 ...................................             1,937,874               --             --             --      1,937,874
   12/31/03 ...................................             2,012,643               --             --             --      2,012,643
Small-Cap Growth Fund
   12/31/04 ...................................                    --               --             --             --             --
   12/31/03 ...................................                    --               --             --             --             --
Small-Cap Opportunity Fund
   12/31/04 ...................................             1,307,882               --      9,750,661     74,933,720     85,992,263
   12/31/03 ...................................                    --               --             --      5,568,235      5,568,235
Small-Cap Value Fund
   12/31/04 ...................................             1,924,610               --     17,403,463     31,012,399     50,340,472
   12/31/03 ...................................             2,519,007               --             --             --      2,519,007

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)


     As of December 31, 2004, the components of distributable earnings/ (accumulated losses) were as follows:

                                                                                                                   POST-
                                                UNDISTRIBUTED   UNDISTRIBUTED       CAPITAL           POST-       OCTOBER
                                                  ORDINARY        LONG-TERM          LOSS            OCTOBER     CURRENCY
                                                   INCOME       CAPITAL GAIN     CARRYFORWARDS       LOSSES       LOSSES
                                                -------------   -------------    -------------     ----------    --------
Government Money Market Fund ...............     $    6,608      $        --     $         --      $       --    $     --
Money Market Fund ..........................              1               --         (559,261)            (16)         --
Tax-Exempt Money Market Fund ...............             --               --         (200,741)        (10,868)         --
Bond Fund ..................................             --               --         (747,881)             --          --
High Yield Bond Fund .......................        116,144           93,053       (4,340,808)             --          --
Intermediate Government Bond Fund ..........         18,323           36,976               --              --          --
Intermediate Tax-Exempt Bond Fund ..........             --               --         (744,039)             --          --
Short/Intermediate Bond Fund ...............             --               --       (2,821,116)       (372,851)         --
Tax-Exempt Bond Fund .......................          3,296           74,704               --              --          --
Ultra Short Duration Bond Fund .............             --               --          (49,893)             --          --
Balanced Fund ..............................        215,827          652,855               --              --          --
Core Equity Fund ...........................      2,518,654        3,955,136               --              --          --
Emerging Markets Fund ......................           --         10,868,579               --              --     (62,750)
Equity Fund ................................         42,349               --         (636,307)             --          --
Index Fund .................................        173,054        6,547,682               --              --          --
International Fund .........................        113,725               --      (37,359,643)             --     (20,701)
Small-Cap Growth Fund ......................           --                 --          (24,551)             --          --
Small-Cap Opportunity Fund .................      1,083,162       10,713,110               --              --          --
Small-Cap Value Fund .......................      2,501,963        7,675,523               --              --          --

     The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Composition of Net Assets are primarily due to wash sales, real estate investment trust adjustments, paydown reclassifications, and certain net operating losses.

     Post-October losses represent losses realized on investment transactions from November 1, 2004 through December 31, 2004 that, in accordance with federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For federal income tax purposes, capital-loss carryforwards may be carried forward and applied against future capital gains. The capital loss carryforward of the High Yield Bond Fund includes the capital loss carryforward acquired from the High Yield Select Bond Fund, which is subject to certain limitations.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)


     At December 31, 2004, the Funds had capital-loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                                                  EXPIRING DECEMBER 31
                                            ---------------------------------------------------------------------------------------
                                              2007       2008          2009         2010          2011         2012         TOTAL
                                            --------  ----------   -----------   -----------   ----------    -------    -----------
     Money Market Fund ..................   $     --  $       --   $        --   $        --   $  559,261    $    --    $   559,261
     Tax-Exempt Money
        Market Fund .....................      1,265         531            --            --      185,934     13,011        200,741
     Bond Fund ..........................         --          --            --       747,881           --         --        747,881
     High Yield Bond Fund ...............         --   2,893,872       723,468       723,468           --         --      4,340,808
     Intermediate Tax-Exempt
        Bond Fund .......................    432,277          --            --       175,926      135,836         --        744,039
     Short/Intermediate
        Bond Fund .......................         --          --            --     2,589,082      232,034         --      2,821,116
     Ultra Short Duration
        Bond Fund .......................         --          --            --            --           --     49,893         49,893
     Equity Fund ........................         --          --            --            --      636,307         --        636,307
     International Fund .................         --          --    10,996,484    20,703,656    5,659,503         --     37,359,643
     Small-Cap Growth
        Fund ............................         --          --            --        24,551           --         --         24,551

10.  CONCENTRATION OF RISKS

     The Tax-Exempt Money Market Fund, Intermediate Tax-Exempt Bond Fund and Tax-Exempt Bond Fund invest primarily in diversified portfolios of municipal securities, including municipal bonds and debentures. The Money Market Funds and the Fixed Income Funds invest in debt instruments. The issuers' abilities to meet their obligations may be affected by political and economic developments in a specific state or region or their respective industries.

     The High Yield Bond Fund invests in high-yield instruments and is subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involves risks not associated with higher-rated securities, including, among others, greater risks of timely and ultimate payment of interest and principal, greater market-price volatility and less liquid secondary market trading.

     Each of the  International  Fund and the  Emerging  Markets Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the U.S. as a result of, among other factors, the possibility of future adverse political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

                                 FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling 800-982-8782.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN           OTHER
                                    TERM OF OFFICE 1                                       FUND COMPLEX        TRUSTEESHIPS/
NAME, (AGE AT 06/30/05),             AND LENGTH OF         PRINCIPAL OCCUPATION(S)         OVERSEEN BY         DIRECTORSHIPS
ADDRESS AND POSITION(S) WITH TRUST    TIME SERVED            DURING PAST 5 YEARS             TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
                                                         DISINTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------------
C. Gary Gerst (66)                     Since 1995   Formerly Co-Chairman, Jones Lang                     Director, Florida Office
Chairman and Trustee                                LaSalle, formerly named LaSalle                      Property Company, Inc.
  200 East Randolph Drive                           Partners Ltd. (real estate investment       19       (real estate investment
  Floor 43                                          manager and consulting firm).                        fund); Trustee, Henderson
  Chicago, Illinois 60601                                                                                Global Funds (4
                                                                                                         Portfolios); and President,
                                                                                                         KCI Inc. (Private
                                                                                                         S-Corporation investing in
                                                                                                         non-public investments).
-----------------------------------------------------------------------------------------------------------------------------------
John W. McCarter, Jr. (67)             Since 1995   President and Chief Executive Officer,      19       Chairman, Divergence L.L.C.
Trustee                                             The Field Museum of Natural History;                 (biotechnology firm);
  1400 South Lake Shore Drive                       formerly Senior Vice President and                   Director, W.W. Grainger,
  Chicago, Illinois 60605                           Director, Booz-Allen & Hamilton, Inc.                Inc. (industrial
                                                    (consulting firm).                                   distributor) and A.M.
                                                                                                         Castle, Inc. (metals
                                                                                                         distributor); and Trustee,
                                                                                                         Janus Adviser Series, Janus
                                                                                                         Aspen Series and Janus
                                                                                                         Investment Fund (52
                                                                                                         portfolios).
-----------------------------------------------------------------------------------------------------------------------------------
Paula Wolff (60)                       Since 1998   Senior Executive, Chicago Metropolis       19        Vice Chair, University of
Trustee                                             2020 (civic organization), since 2000;               Chicago Board of Trustees;
  30 West Monroe Street                             formerly President, Governors State                  Chair, University of
  18th Floor                                        University.                                          Chicago Hospitals; and
  Chicago, Illinois 60603                                                                                Director, Ariel Capital
                                                                                                         Management, Inc.
                                                                                                         (investment manager).
-----------------------------------------------------------------------------------------------------------------------------------

1 A Trustee shall retire at the end of the calendar year in which the Trustee attains the age of 72 years.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN           OTHER
                                    TERM OF OFFICE                                         FUND COMPLEX        TRUSTEESHIPS/
NAME, (AGE AT 06/30/05),             AND LENGTH OF         PRINCIPAL OCCUPATION(S)         OVERSEEN BY         DIRECTORSHIPS
ADDRESS AND POSITION(S) WITH TRUST    TIME SERVED 1          DURING PAST 5 YEARS             TRUSTEE          HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
-----------------------------------------------------------------------------------------------------------------------------------
Atul Tiwari (40)                       Since 2004   Managing Director, BMO Nesbitt Burns        N/A      N/A
President                                           Inc. (a Canadian financial services
  111 West Monroe Street                            company affiliated with Bank of
  Chicago, Illinois 60603                           Montreal, the parent of Harris N.A.).
-----------------------------------------------------------------------------------------------------------------------------------
Ishwar D. Gupta (62)                   Since 2001   Senior Vice President, Harris N.A.          N/A      N/A
Vice President and Assistant
  Secretary
  111 West Monroe Street
  Chicago, Illinois 60603
-----------------------------------------------------------------------------------------------------------------------------------
Merrill J. Sklenar (60)                             Vice President, Harris N.A.                 N/A      N/A
Treasurer and Principal Financial      Since 2004
  and Accounting Officer;
Vice President and Assistant           Since 2001
  Secretary
  111 West Monroe Street
  Chicago, Illinois 60603
-----------------------------------------------------------------------------------------------------------------------------------
David C. Lebisky (33)
Secretary                              Since 2001   Vice President and Director, PFPC Inc.      N/A      N/A
  103 Bellevue Parkway                              (mutual fund administrator).
  Wilmington, Delaware 19809
-----------------------------------------------------------------------------------------------------------------------------------
Thomas J. Ryan (64)
Assistant Treasurer and Assistant      Since 2004   Vice President and Director of              N/A      N/A
  Secretary                                         Accounting, PFPC Inc.
  103 Bellevue Parkway
  Wilmington, Delaware 19809
-----------------------------------------------------------------------------------------------------------------------------------

1 Each officer serves until the election of his or her successor or until he or she dies, resigns, or is removed.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                             HARRIS INSIGHT(R) FUNDS
--------------------------------------------------------------------------------

                                 760 Moore Road
                            King of Prussia, PA 19406
                             Telephone: 800-982-8782


INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690

ADMINISTRATOR, TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Harris N.A.
111 West Monroe Street
Chicago, Illinois 60603

INVESTMENT SUB-ADVISERS
Hansberger GlobalInvestors,Inc.
515 East Las Olas Boulevard, Suite 1300
Fort Lauderdale,Florida 33301

HIM Monegy, Inc.
302 Bay Street
Toronto, Ontario M5X 1A1
Canada

SUB-ADMINISTRATOR AND ACCOUNTING
SERVICES AGENT, SUB-TRANSFER AGENT
AND DIVIDEND DISBURSING AGENT
PFPC Inc.
103 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

CUSTODIAN
PFPC Trust Co.
8800 Tinicum Boulevard
Philadelphia, Pennsylvania 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103-2499

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Three First National Plaza
70 West Madison Street
Chicago, Illinois 60602

           THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE
               SHAREHOLDERS OF THE HARRIS INSIGHT FUNDS. IT IS NOT
           AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS
      ACCOMPANIED OR PRECEDED BY A PROSPECTUS OF THE HARRIS INSIGHT FUNDS.
     PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

   THE FUNDS PROVIDE (A) A DESCRIPTION OF THE POLICIES AND PROCEDURES USED TO
     DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES AND (B) INFORMATION (FILED ON FORM N-PX) ABOUT HOW EACH FUND VOTED PROXIES RELATING TO ITS EQUITY PORTFOLIO SECURITIES, DURING THE MOST RECENT 12-MONTH PERIOD ENDED
  JUNE 30. THE FUNDS' MOST CURRENT FORM N-PX IS AVAILABLE WITHOUT CHARGE, UPON
     REQUEST, (I) BY CALLING 1-800-982-8782; (II) ON THE FUNDS' WEBSITE AT HTTP://WWW.HARRISINSIGHT.COM; OR (III) ON THE WEBSITE OF THE U.S. SECURITIES AND
               EXCHANGE COMMISSION ("SEC") AT HTTP//WWW.SEC.GOV.

 EACH FUND FILES A SCHEDULE OF INVESTMENTS FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUNDS' FORMS N-Q ARE AVAILABLE ON THE SEC'S WEBSITE AT HTTP//WWW.SEC.GOV. THE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT
  THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C., AND INFORMATION ON THE
       OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING
                                1-800-SEC-0330.



                               INVESTMENT ADVISER:
                       Harris Investment Management, Inc.

                                  DISTRIBUTOR:
                             PFPC Distributors, Inc.



                                                                  HIF 1001 06/05

[LOGO OMITTED]  HARRIS
                INSIGHT FUNDS(TM)






                       HARRIS INSIGHT MONEY MARKET FUNDS
                               SEMI-ANNUAL REPORT


--------------------------------------------------------------------------------

                                 JUNE 30, 2005
--------------------------------------------------------------------------------

      -------------------------------------------------------------------
        NOT FDIC INSURED        MAY LOSE VALUE        NO BANK GUARANTEE
      -------------------------------------------------------------------

                             LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------



DEAR SHAREHOLDERS:

We are pleased to provide you with the financial results for the Harris Insight Money Market Funds for the six-month period ending June 30, 2005.

While the economy is improving, rising interest rates and the ongoing issues with the Middle East continue to create volatility in the capital markets. Maintaining a well-diversified investment portfolio remains important, as ever, and the Harris Insight Funds offers a diversified group of investment alternatives.

The skilled investment teams behind the Harris Insight Funds believe that consistent investment performance requires discipline, focus, knowledge, and the finest informational resources available. We thank you for your continued confidence and support of the Harris Insight Funds.

Sincerely,

/s/ Atul Tiwari

Atul Tiwari
President
THE HARRIS INSIGHT FAMILY OF MUTUAL FUNDS

INVESTMENT ADVISER:                         HARRIS INVESTMENT MANAGEMENT, INC.
DISTRIBUTOR:                                PFPC DISTRIBUTORS, INC.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------



               LETTER TO SHAREHOLDERS       PAGE    1

         PORTFOLIO HOLDINGS BY SECTOR       PAGE    4

          DISCLOSURE OF FUND EXPENSES       PAGE    5

             STATEMENTS OF NET ASSETS
                    MONEYMARKETFUNDS:
         Government Money Market Fund       Page    6
                    Money Market Fund       Page    7
         Tax-Exempt Money Market Fund       Page    10


             STATEMENTS OF OPERATIONS       PAGE    16

  STATEMENTS OF CHANGES IN NET ASSETS       PAGE    17

                 FINANCIAL HIGHLIGHTS       PAGE    20

        NOTES TO FINANCIAL STATEMENTS       PAGE    24

                      FUND MANAGEMENT       PAGE    30

                              HARRIS INSIGHT FUNDS
                          PORTFOLIO HOLDINGS BY SECTOR
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

     The following tables present for each Fund portfolio holdings with certain categories and the percent of total investments attributable to each category.


                        HARRIS INSIGHT MONEY MARKET FUNDS

            --------------------------------------------------------
                          GOVERNMENT MONEY MARKET FUND
                          ----------------------------
                  Agency Obligations                      61.3%
                  Repurchase Agreements                   38.7
                                                        ------
                                                         100.0%
            --------------------------------------------------------


            --------------------------------------------------------
                                MONEY MARKET FUND
                                -----------------
                  Corporate Bonds                         49.6%
                  Commercial Paper                        36.2
                  Asset-Backed Securities                  5.3
                  Repurchase Agreements                    3.7
                  Taxable Municipal Securities             3.4
                  Time Deposits                            1.8
                                                        ------
                                                         100.0%
            --------------------------------------------------------


            --------------------------------------------------------
                          TAX-EXEMPT MONEY MARKET FUND
                          ----------------------------
                  Variable Rate Securities                70.7%
                  Municipal Notes                         11.3
                  Commercial Paper                         9.7
                  Municipal Put Securities                 8.2
                  Other                                    0.1
                                                        ------
                                                         100.0%
            ---------------------------------------------------------

                              HARRIS INSIGHT FUNDS
                           DISCLOSURE OF FUND EXPENSES
           FOR THE PERIOD JANUARY 1, 2005 TO JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------


We believe it is important for you to understand the impact of fees on your investment. As a shareholder of a Fund, you incur two types of costs: (1)
transaction costs and (2) ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others, as well as 12b-1 fees and shareholder servicing fees. Ongoing costs, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The following Expense Tables illustrate your fund's costs in two ways.

o ACTUAL. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and "Expense Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL (5% RETURN FOR COMPARISON). This section is intended to help you compare your fund's costs with those of other mutual funds. It provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In this case, because the return used is not the fund's actual return, the results may not be used to estimate the actual account ending balance or expenses you paid for the period. The example is useful in making comparisons among funds because the U.S. Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transactional costs were applied to your account, your costs would be higher.


EXPENSE TABLE
HARRIS INSIGHT MONEY MARKET FUNDS
--------------------------------------------------------------------------------
                                     Beginning    Ending                Expenses
                                      Account     Account   Annualized    Paid
                                       Value       Value     Expense     During
                                     01/01/05    06/30/05     Ratio      Period*
--------------------------------------------------------------------------------
GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares .............   $1,000.00   $1,012.20     0.22%     $1.10
N Shares .........................    1,000.00    1,010.50     0.57       2.84
Service Shares ...................    1,000.00    1,008.50     0.97       4.83

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares .............    1,000.00    1,023.91     0.22       1.10
N Shares .........................    1,000.00    1,022.17     0.57       2.86
Service Shares ...................    1,000.00    1,020.19     0.97       4.86

--------------------------------------------------------------------------------
MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ............     1,000.00    1,012.80     0.18       0.90
N Shares ........................     1,000.00    1,011.00     0.53       2.64
Exchange Shares .................     1,000.00    1,012.80     0.18       0.90
Service Shares ..................     1,000.00    1,009.00     0.93       4.63

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ............     1,000.00    1,024.11     0.18       0.90
N Shares ........................     1,000.00    1,022.37     0.53       2.66
Exchange Shares .................     1,000.00    1,024.11     0.18       0.90
Service Shares ..................     1,000.00    1,020.39     0.93       4.66

--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
ACTUAL
Institutional Shares ............     1,000.00    1,009.60     0.26       1.30
N Shares ........................     1,000.00    1,007.80     0.61       3.04
Service Shares ..................     1,000.00    1,006.00     0.99       4.92

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Institutional Shares ............     1,000.00    1,023.71     0.26       1.30
N Shares ........................     1,000.00    1,021.98     0.61       3.06
Service Shares ..................     1,000.00    1,020.09     0.99       4.96

--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year, then divided by 365 days.

                   HARRIS INSIGHT GOVERNMENT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                         PAR
 YIELD/RATE                          MATURITY      (000)            VALUE+
------------                         --------     --------      --------------

AGENCY OBLIGATIONS -- 9.6%
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (Cost $149,938,229)
    2.965%                           07/06/05     $150,000      $  149,938,229
                                                                --------------
VARIABLE RATE OBLIGATIONS++ -- 52.6%
FEDERAL HOME LOAN BANK -- 20.1%
    3.136%                           07/18/05*      11,000          10,999,343
    3.160%                           07/21/05*      75,000          74,949,097
    3.100%                           08/02/05*     150,000         149,903,187
    3.270%                           09/13/05*      20,000          19,991,703
    3.290%                           09/15/05*      58,000          57,970,304
                                                                --------------
                                                                   313,813,634
                                                                --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 28.2%
    3.040%                           07/07/05*     100,000          99,911,807
    3.046%                           07/07/05*      83,250          83,223,999
    3.140%                           07/18/05*      13,170          13,169,360
    3.160%                           08/17/05*      38,000          37,989,480
    3.179%                           08/22/05*      75,000          74,971,083
    3.250%                           09/09/05*       5,000           4,998,342
    3.314%                           09/22/05*      50,000          49,954,775
    3.319%                           09/22/05*      75,000          74,938,687
                                                                --------------
                                                                   439,157,533
                                                                --------------
OVERSEAS PRIVATE INVESTMENT CORP. -- 4.3%
    3.330%                           07/06/05*      66,609          66,608,891
                                                                --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $819,580,058)                                              819,580,058
                                                                --------------


 ANNUALIZED                                         PAR
 YIELD/RATE                          MATURITY      (000)            VALUE+
------------                         --------     --------      --------------

REPURCHASE AGREEMENTS -- 37.9%
Bank of America Securities, L.L.C.
  3.400%
  Agreement dated 06/30/05, proceeds
  at maturity $296,412,771 (Collateralized
  by $309,098,497 FNMA 6.000%, due
  04/01/35. The market value is
  $302,312,475.)                     07/01/05     $296,385      $  296,384,779
Bank of Tokyo N.A.
  3.380%
  Agreement dated 06/30/05, proceeds
  at maturity $295,027,697 (Collateralized
  by $307,654,316 FNMA 6.000%, due
  04/01/35. The market value is
  $300,900,000.)                     07/01/05      295,000         295,000,000
                                                                --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $591,384,779)                                              591,384,779
                                                                --------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $1,560,903,066 d)                                        1,560,903,066
                                                                --------------
OTHER ASSETS AND LIABILITIES -- (0.1%)
Interest receivable and other assets                                 2,176,292
Dividends payable                                                   (3,016,694)
Investment advisory fee payable                                       (132,590)
Administration fees payable                                           (101,124)
Service plan fees payable                                             (429,744)
Accrued expenses                                                      (389,335)
                                                                --------------
                                                                    (1,893,195)
                                                                --------------
NET ASSETS -- 100.0%
Applicable to 235,336,526 Institutional Shares,
  221,747,996 N Shares, and 1,101,925,349
  Service Shares of beneficial interest
  outstanding, $.001 par value (indefinite
  number of shares has been authorized
  for each class of shares of the Fund) (Note 7)                $1,559,009,871
                                                                ==============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, AND SERVICE SHARES                                   $1.00
                                                                         =====

-------------------
 +  See Note 2a to the Financial Statements.
++  Rate in effect on 06/30/05.
 *  Date of next interest rate reset.
 d  Aggregate cost for federal income tax purposes.




                       See Notes to Financial Statements.

                        HARRIS INSIGHT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                         PAR
 YIELD/RATE                          MATURITY      (000)            VALUE+
------------                         --------     --------      --------------

ASSET-BACKED SECURITIES -- 5.2%
DaimlerChrysler Auto Trust
  Series 2005-A, Class A1
    2.630%                           01/08/06     $    674      $      674,373
G-Star, Ltd. Series 2002-2A 144A,
  Class A1MA f,g
    3.394%                           07/25/05*      31,718          31,717,714
Nissan Auto Receivables Owner
  Trust Series 2005-A, Class A1
    2.640%                           01/17/06       30,236          30,235,829
Putnam Structured Product
  Funding Series 2002-1A 144A,
  Class A1MF f,g
    3.310%                           07/15/05*      26,000          26,000,000
Residential Mortgage Acceptance
  Corp. Series 2004-NS2A 144A,
  Class A1 f
    3.210%                           07/12/05*     205,078         205,078,058
                                                                --------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $293,705,974)                                              293,705,974
                                                                --------------
COMMERCIAL PAPER -- 37.8%
Alaska Housing Finance Corp.
    3.120%                           07/01/05       62,810          62,810,000
Bishop's Gate Residential
  Mortgage Funding
    3.110%                           07/05/05       28,000          27,990,324
Broadhollow Funding, L.L.C.
    3.240%                           11/03/05 e     25,000          24,988,750
    3.290%                           11/15/05 e     33,300          33,248,265
    3.300%                           11/18/05 e     25,000          24,954,167
    3.310%                           11/19/05 e     25,000          24,951,729
    3.320%                           11/22/05 e     25,000          24,944,667
    3.340%                           11/24/05 e     30,000          29,927,633
    3.340%                           11/25/05 e     25,000          24,937,375
Bryant Park Funding, L.L.C.
    3.040%                           07/06/05       31,438          31,424,726
    3.150%                           07/11/05        9,782           9,773,441
    3.160%                           07/11/05       40,000          39,964,889
    3.170%                           07/11/05       29,890          29,863,680
    3.180%                           07/21/05      118,154         117,945,261
Compass Securitization, L.L.C.
    3.180%                           07/11/05       11,800          11,789,577
Crown Point Capital, L.L.C.
    3.100%                           07/05/05       50,000          49,982,778
    3.110%                           07/05/05      151,552         151,499,630
    3.130%                           07/05/05       32,243          32,231,787
Galaxy Funding, Inc.
    3.040%                           07/08/05       37,966          37,943,558
Giro Funding Corp.
    3.270%                           07/05/05       12,606          12,601,420
    3.340%                           07/06/05      100,000          99,953,611
    3.370%                           07/07/05       50,000          49,971,917
Giro Multi-Funding Corp.
    3.190%                           07/13/05       15,035          15,019,013
    3.230%                           07/15/05       30,000          29,962,317
Municipal Electric Authority, Georgia TECP
    3.180%                           07/07/05       12,527          12,527,000


 ANNUALIZED                                         PAR
 YIELD/RATE                          MATURITY      (000)            VALUE+
------------                         --------     --------      --------------

COMMERCIAL PAPER (CONTINUED)
Paradigm Funding, L.L.C.
    3.090%                           07/01/05     $ 35,000      $   35,000,000
    3.140%                           07/08/05      140,000         139,914,522
    3.120%                           07/12/05       25,131          25,107,042
Park Granada, L.L.C.
    3.100%                           10/29/05 e     35,000          35,000,000
    3.310%                           11/10/05 e     50,000          49,944,833
    3.310%                           11/15/05 e     80,000          79,874,956
Scaldis Capital, L.L.C.
    3.190%                           07/14/05       15,753          15,734,853
Solitaire Funding, L.L.C.
    3.090%                           07/05/05       16,500          16,494,335
Strand Capital, L.L.C.
    3.430%                           11/18/05 e    123,000         122,062,466
Surrey Funding Corp.
    3.110%                           07/07/05       87,880          87,834,449
    3.115%                           07/13/05       49,860          49,808,229
    3.310%                           07/19/05       20,000          19,966,900
Tasman Funding, L.L.C.
    3.210%                           07/07/05       50,000          49,973,250
    3.230%                           07/07/05       30,000          29,983,850
    3.240%                           07/07/05       12,988          12,980,987
    3.190%                           07/12/05       62,163          62,102,408
    3.200%                           07/15/05       28,963          28,926,957
    3.310%                           07/21/05       12,260          12,237,455
    3.300%                           07/25/05        9,060           9,040,068
    3.320%                           07/28/05       24,000          23,940,240
Thames Asset Global
  Securitization, Inc.
    3.110%                           07/06/05       56,916          56,891,415
    3.110%                           07/07/05      150,000         149,922,250
                                                                --------------
TOTAL COMMERCIAL PAPER
  (Cost $2,123,948,980)                                          2,123,948,980
                                                                --------------
MUNICIPAL BONDS -- 2.1%
Alaska State Housing Finance Corp.
  Revenue Bonds Series B VR
    3.300%                           07/07/05        8,055           8,055,000
Colorado State Housing & Finance
  Authority Revenue Bonds Series 1,
  Class A1 VR
    3.320%                           07/06/05       10,300          10,300,000
Colorado State Housing & Finance
  Authority Revenue Bonds
  Series B-1 VR
    3.320%                           07/06/05       14,225          14,225,000
Colorado State Housing & Finance
  Authority Revenue Bonds
  Series B-2 VR
    3.320%                           07/06/05       42,875          42,875,000
Connecticut State Housing Finance
  Authority Revenue Bonds VR
    3.310%                           07/07/05        8,466           8,466,000
Madison, Wisconsin, Community
  Development Authority
  Revenue Bonds VR
    3.340%                           07/07/05        7,865           7,865,000


                       See Notes to Financial Statements.

                        HARRIS INSIGHT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                         PAR
 YIELD/RATE                          MATURITY      (000)            VALUE+
------------                         --------     --------      --------------

MUNICIPAL BONDS (CONTINUED)
Massachusetts State Health &
  Educational Facilities Authority
  Revenue Bonds Series J-1 VR
    2.200%                           07/07/05     $ 22,790      $   22,789,218
Utah Housing Corp. Single Family
  Mortgage Revenue Bonds
  Series C-3, Class I VR
    3.320%                           07/06/05        1,125           1,125,000
                                                                --------------
TOTAL MUNICIPAL BONDS
  (Cost $115,700,218)                                              115,700,218
                                                                --------------
TIME DEPOSITS -- 1.8%
JPMorgan Chase Bank & Co.
  (Cost $100,000,000)
    3.375%                           07/01/05      100,000         100,000,000
                                                                --------------
VARIABLE RATE OBLIGATIONS++ -- 49.5%
American Express Credit Corp.
  Series 144A f
    3.310%                           07/20/05*     225,000         225,000,000
Bank of New York Co., Inc.
  Series 144A f
    3.160%                           07/11/05*     135,000         134,985,348
Bank One Corp.
    3.494%                           08/25/05*     104,915         105,074,101
Beta Finance, Inc. Series 144A f
    3.168%                           07/11/05*      99,045          99,045,864
    3.166%                           07/14/05*      75,000          74,991,848
CC USA, Inc. Series 144A f
    3.125%                           07/05/05*     100,000         100,001,980
CFM International, Inc.
    3.330%                           07/05/05*      26,010          26,010,000
General Electric Capital Corp.
    3.284%                           07/11/05*      15,000          15,000,000
Goldman Sachs Group, Inc.
  Series 144A f
    3.320%                           07/15/05*     100,000         100,000,000
    3.160%                           07/29/05       50,000          50,000,000
Harrier Finance Funding, L.L.C.
  Series 144A f
    3.180%                           07/15/05*      90,000          89,993,798
    3.190%                           07/15/05*     100,000         100,000,000
    3.284%                           07/25/05*      73,000          73,000,000
HBOS Treasury Services P.L.C.
  Series 144A f
    3.160%                           07/12/05*     104,180         104,213,721
    3.376%                           07/29/05      148,000         148,010,218
K2, L.L.C. Series 144A f
    3.085%                           07/05/05*      77,500          77,495,095
    3.105%                           07/05/05*     118,000         117,992,366
    3.264%                           07/25/05*      30,000          29,996,581
    3.274%                           07/25/05       50,000          49,999,668
Lehman Brothers Holdings, Inc.
    3.180%                           07/05/05*      75,000          75,065,149
    3.250%                           07/22/05       20,000          20,001,423
    3.370%                           07/22/05*     102,500         102,500,000
Money Market Trust
  Series A-2 144A f,g
    3.295%                           07/15/05*     208,000         208,000,000


 ANNUALIZED                                         PAR
 YIELD/RATE                          MATURITY      (000)            VALUE+
------------                         --------     --------      --------------

VARIABLE RATE OBLIGATIONS++ (CONTINUED)
Morgan Stanley Dean Witter & Co.
    3.340%                           07/15/05*    $ 38,200      $   38,200,000
Rural Electric Cooperative
  Grantor Trust (Kansas Electric
  Power Cooperative)
    3.320%                           07/06/05*      10,740          10,740,000
Tango Finance Corp. Series 144A f
    3.180%                           07/11/05*      53,000          52,999,597
    3.250%                           07/22/05       25,000          25,000,000
    3.284%                           07/25/05       80,000          80,000,000
    3.285%                           07/25/05*      40,000          39,999,828
    3.300%                           07/29/05       27,000          27,000,000
U.S. Bank N.A.
    3.230%                           08/17/05*      55,000          54,999,720
    3.350%                           09/06/05*       5,580           5,580,480
Westdeutsche Landesbank A.G.
  Series 144A f
    3.200%                           07/11/05*     100,000         100,000,000
White Pine Finance, L.L.C.
  Series 144A f
    3.130%                           07/07/05*      48,000          48,000,000
    3.170%                           07/14/05       30,000          29,999,848
    3.190%                           07/15/05*      40,000          39,998,499
    3.105%                           07/20/05      100,000          99,998,332
                                                                --------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $2,778,893,464)                                          2,778,893,464
                                                                --------------
REPURCHASE AGREEMENTS -- 3.7%
Bank of America Securities, L.L.C.
  3.400%
  Agreement dated 06/30/05, proceeds
  at maturity $101,639,006 (Collateralized
  by $105,058,786 FNMA 5.000%, due
  04/01/35. The market value is
  $103,661,997.)                     07/01/05      101,629         101,629,408
Lehman Brothers Holdings, Inc.
  3.400%
  Agreement dated 06/30/05, proceeds
  at maturity $108,010,200 (Collateralized
  by $154,448,371 FNMA 3.847% to 5.189%,
  due from 04/01/19 to 07/01/35. The
  market value is $110,156,670.)     07/01/05      108,000         108,000,000
                                                                --------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $209,629,408)                                              209,629,408
                                                                --------------
TOTAL INVESTMENTS -- 100.1%
  (Cost $5,621,878,044 d)                                        5,621,878,044
                                                                --------------
OTHER ASSETS AND LIABILITIES -- (0.1%)
Interest receivable and other assets                                 7,259,815
Dividends payable                                                  (12,581,646)
Investment advisory fee payable                                       (479,345)
Administration fees payable                                           (217,306)
Service plan fees payable                                             (862,738)
Accrued expenses                                                      (859,533)
                                                                --------------
                                                                    (7,740,753)
                                                                --------------

                       See Notes to Financial Statements.
8

                        HARRIS INSIGHT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE+
                                                                --------------
NET ASSETS -- 100.0%
Applicable to 2,390,748,066 Institutional
  Shares, 1,057,877,578 N Shares,
  468,245,524 Exchange Shares, and
  1,697,853,352 Service Shares of
  beneficial interest outstanding, $.001
  par value (indefinite number of shares
  has been authorized for each class of
  shares of the Fund) (Note 7)                                  $5,614,137,291
                                                                ==============

NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, EXCHANGE SHARES, AND
  SERVICE SHARES                                                         $1.00
                                                                         =====

------------------
 +  See Note 2a to the Financial Statements.
++  Rate in effect on 06/30/05.
 *  Date of next interest rate reset.
 d  Aggregate cost for federal income tax purposes.
 e These securities allow the issuer to extend the maturity date. The date shown is the date to which the security can be extended. Such securities could mature earlier than the extension date.
f,g Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise designated (g), the security is considered liquid.
VR -- Variable rate demand note; interest rate in effect on 06/30/05. Maturity date is the later of the next interest rate change or exercise of the demand feature.
TECP -- Tax-Exempt Commercial Paper.




                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                             STATEMENT OF NET ASSETS
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                          MATURITY       (000)           VALUE+
------------                         --------      -------      -------------

MUNICIPAL BONDS -- 105.0%
ALABAMA -- 6.3%
Chatom, Alabama, Industrial
  Development Board Pollution
  Control Revenue Bonds
  (Alabama Electric Project) VR
    2.600%                           07/07/05      $ 3,250      $    3,250,000
Columbia, Alabama, Industrial
  Development Board Pollution
  Control Revenue Bonds
  (Alabama Power Co. Project)
  Series C VR
    2.530%                           07/01/05       18,650          18,650,000
Columbia, Alabama, Industrial
  Development Board Pollution
  Control Revenue Bonds
  (Alabama Power Co. Project)
  Series D VR
    2.530%                           07/01/05       18,100          18,100,000
Jefferson County, Alabama,
  Sewer Revenue Bonds (Eagle)
  Series 20026020 144A,
  Class A VR f
    2.320%                           07/07/05        9,830           9,830,000
Jefferson County, Alabama,
  Sewer Revenue Bonds (Eagle)
  Series 20030029 144A,
  Class A VR f
    2.320%                           07/07/05        9,900           9,900,000
Jefferson County, Alabama,
  Sewer Revenue Bonds
  Series C-2 VR
    2.290%                           07/07/05       12,000          12,000,000
Jefferson County, Alabama,
  Sewer Revenue Bonds
  Series C-4 VR
    2.290%                           07/07/05       10,000          10,000,000
                                                                --------------
                                                                    81,730,000
                                                                --------------
ALASKA -- 2.3%
Alaska State Housing Finance
  Corp. Governmental Purpose
  Revenue Bonds (University
  of Alaska) Series A VR
    2.430%                           07/07/05       25,400          25,400,000
Alaska State Housing Finance
  Corp. Revenue Bonds (Spears)
  Series DB-132 144A VR f
    2.310%                           07/07/05        5,260           5,260,000
                                                                --------------
                                                                    30,660,000
                                                                --------------
ARIZONA -- 0.8%
Salt River Project, Arizona,
  Agricultural Improvement &
  Power District Electrical
  Systems Revenue Bonds
  Series 20026010 144A, Class A VR f
    2.320%                           07/07/05        9,900           9,900,000
                                                                --------------


 ANNUALIZED                                          PAR
 YIELD/RATE                          MATURITY       (000)           VALUE+
------------                         --------      -------      --------------

MUNICIPAL BONDS (CONTINUED)
CALIFORNIA -- 0.3%
California State Department of
  Water Resources Power Supply
  Revenue Bonds Series B-5 VR
    2.300%                           07/01/05      $ 4,000      $    4,000,000

COLORADO -- 4.0%
Colorado Housing & Finance
  Authority Revenue Bonds
  (Multifamily Project-Class I)
  Series A-4 VR
    2.400%                           07/06/05        5,895           5,895,000
Moffat County, Colorado, Pollution
  Control Revenue Bonds (National
  Rural Utilities Co-Op) VR
    2.450%                           07/07/05       36,310          36,310,000
Westminster, Colorado, Economic
  Development Authority, Tax
  Increment Revenue Bonds
  (North Huron Urban Renewal
  Project) VR
    2.310%                           07/07/05       10,450          10,450,000
                                                                --------------
                                                                    52,655,000
                                                                --------------
FLORIDA -- 5.4%
Dade County, Florida, Industrial
  Development Authority Exempt
  Facilities Revenue Bonds
  (Florida Power & Light Co.) VR
    2.310%                           07/01/05       11,500          11,500,000
Florida State Board of Education
  General Obligation Bonds (Eagle)
  Series 2003025 144A, Class A VR f
    2.320%                           07/07/05        4,900           4,900,000
Jea, Florida, Water & Sewer
  System Revenue Bonds
  Series B VR
    2.260%                           07/07/05        2,000           2,000,000
Orlando & Orange County, Florida,
  Expressway Authority Revenue
  Bonds Subseries A-1 VR
    2.230%                           07/07/05        5,000           5,000,000
Palm Beach County, Florida,
  School District TECP
    2.850%                           07/05/05       10,000          10,000,000
Putnam County, Florida,
  Development Authority
  Pollution Control Revenue
  Bonds (Seminole Electric
  Co-Op, Inc.) Series D PS
    2.650%                           12/15/05       11,540          11,540,000
St. Lucie County, Florida, Pollution
  Control Revenue Bonds (Florida
  Power & Light Co. Project) VR
    2.300%                           07/01/05       25,000          25,000,000
                                                                --------------
                                                                    69,940,000
                                                                --------------

                       See Notes to Financial Statements.
10

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                          MATURITY       (000)           VALUE+
------------                         --------      -------      --------------

MUNICIPAL BONDS (CONTINUED)
GEORGIA -- 3.6%
Burke County, Georgia, Development
  Authority Pollution Control Revenue
  Bonds (Georgia Power Co. Plant
  Vogtle Project) 1st Series PS
    2.830%                           05/05/06      $24,000      $   24,000,000
Henry County, Georgia, Water &
  Sewer Authority Revenue Bonds
  (Eagle) Series 720050008 144A,
  Class A VR f
    2.320%                           07/07/05       16,640          16,640,000
Monroe County, Georgia,
  Development Authority
  Pollution Control Revenue
  Bonds (Georgia Power Co.
  Plant Scherer Project)
  2nd Series PS
    2.830%                           05/05/06        6,000           6,000,000
                                                                --------------
                                                                    46,640,000
                                                                --------------
HAWAII -- 0.8%
ABN AMRO Munitops Certificates
  Trust (Hawaii)
  Series 11 144A PS f,g
    2.700%                           07/27/05        9,980           9,980,000
                                                                --------------
ILLINOIS -- 14.1%
ABN AMRO Munitops Certificates
  Trust (Multistate)
  Series 2 144A VR f
    2.330%                           07/07/05       10,000          10,000,000
ABN AMRO Munitops Certificates
  Trust (Multistate)
  Series 3 144A VR f
    2.330%                           07/07/05       15,000          15,000,000
Cary, Illinois, Special Tax Revenue
  Bonds (Foxford Special Service
  Area No. 2) VR
    2.310%                           07/07/05        2,398           2,398,000
Chicago, Illinois, General
  Obligation Bonds (Eagle)
  Series 20030006-A 144A VR f
    2.320%                           07/07/05        4,800           4,800,000
Chicago, Illinois, Metropolitan
  Water Reclamation District of
  Greater Chicago General
  Obligation Bonds Series A VR
    2.300%                           07/07/05       16,000          16,000,000
Illinois Development Finance
  Authority Revenue Bonds
  (Lake Forest Academy) VR
    2.310%                           07/07/05        4,000           4,000,000
Illinois Development Finance
  Authority Revenue Bonds
  (McGaw YMCA Evanston
  Project) VR
    2.430%                           07/07/05        4,000           4,000,000


 ANNUALIZED                                          PAR
 YIELD/RATE                          MATURITY       (000)           VALUE+
------------                         --------      -------      --------------

MUNICIPAL BONDS (CONTINUED)
ILLINOIS (CONTINUED)
Illinois Development Finance
  Authority Revenue Bonds
  (North Park University) VR
    2.280%                           07/07/05      $23,000      $   23,000,000
Illinois Development Finance
  Authority Revenue Bonds
  (Sacred Heart Schools Project) VR
    2.310%                           07/07/05        2,300           2,300,000
Illinois Educational Facilities
  Authority Revenue Bonds
  (Field Museum of Natural
  History) VR
    2.350%                           07/07/05       15,400          15,400,000
Illinois Finance Authority Revenue
  Bonds (Lake Forest Country
  Day School Project) VR
    2.310%                           07/07/05        3,250           3,250,000
Illinois Finance Authority Revenue
  Bonds (Music & Dance
  Theater Project) VR
    2.310%                           07/07/05        5,000           5,000,000
Illinois Health Facilities
  Authority TECP
    2.900%                           09/15/05       10,000          10,000,000
    2.850%                           09/22/05        5,000           5,000,000
    2.600%                           10/20/05       21,400          21,400,000
    2.630%                           11/03/05       10,000          10,000,000
Illinois Health Facilities Authority
  Revenue Bonds (Advocate
  Health Care Network) Series A PS
    1.730%                           07/06/05       11,130          11,130,000
    2.740%                           07/06/06       11,130          11,130,000
Illinois Regional Transportation
  Authority Revenue Bonds (Eagle)
  Series 720050003 144A, Class A VR f
    2.320%                           07/07/05        4,950           4,950,000
Winnebago & Boone Counties,
  Illinois, Rockland School District
  No. 205 TANS
    3.160%                           09/29/05        5,000           5,007,969
                                                                --------------
                                                                   183,765,969
                                                                --------------
INDIANA -- 11.0%
ABN AMRO Munitops Certificates
  Trust (Multistate)
  Series 5 144A VR f
    2.330%                           07/07/05       10,746          10,746,000
ABN AMRO Munitops Certificates
  Trust (Multistate)
  Series 7 144A VR f
    2.330%                           07/07/05        5,000           5,000,000
Indiana Health Facility Financing
  Authority Hospital Revenue
  Bonds (Clarian Health Obligated
  Group) Series H VR
    2.280%                           07/01/05        1,500           1,500,000


                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                          MATURITY       (000)           VALUE+
------------                         --------      -------      --------------

MUNICIPAL BONDS (CONTINUED)
INDIANA (CONTINUED)
Indiana Health Facility Financing
  Authority Revenue Bonds
  (Ascension Health Credit Group)
  Series A-1 PS
    1.730%                           07/05/05      $30,000      $   30,000,000
    2.740%                           07/03/06       17,000          17,000,000
Indiana Health Facility Financing
  Authority Revenue Bonds
  (Ascension Health Credit Group)
  Series A-3 PS
    2.500%                           02/01/06       21,000          21,000,000
Indiana Health Facility Financing
  Authority Revenue Bonds
  (Union Hospital, Inc. Project) VR
    2.560%                           07/07/05        7,600           7,600,000
Indiana State Office Building
  Commission TECP
    2.470%                           07/11/05       16,511          16,511,000
Indiana Transportation Finance
  Authority Highway Revenue
  Bonds (Spears)
  Series DB-114 144A VR f
    2.310%                           07/07/05        4,000           4,000,000
Indiana Transportation Finance
  Authority Highway Revenue
  Bonds (Spears)
  Series DB-117 144A VR f
    2.310%                           07/07/05        2,090           2,090,000
Purdue University, Indiana, Student
  Facilities System Revenue
  Bonds Series A VR
    2.430%                           07/07/05       27,600          27,600,000
                                                                --------------
                                                                   143,047,000
                                                                --------------
KANSAS -- 0.5%
Wichita, Kansas, Hospital
  Facilities Improvement Revenue
  Bonds (St. Francis Regional
  Medical Center)
  Series A-3 144A VR f
    2.310%                           07/07/05        7,000           7,000,000
                                                                --------------
KENTUCKY -- 1.3%
Kentucky Economic Development
  Finance Authority Revenue
  Bonds (Catholic Health
  Initiatives) Series C VR
    2.320%                           07/07/05        5,300           5,300,000
Mason County, Kentucky, Pollution
  Control Revenue Bonds (East
  Kentucky Power Co-Op)
  Series B-2 VR
    2.600%                           07/07/05        6,570           6,570,000


 ANNUALIZED                                          PAR
 YIELD/RATE                          MATURITY       (000)           VALUE+
------------                         --------      -------      --------------

MUNICIPAL BONDS (CONTINUED)
KENTUCKY (CONTINUED)
Mason County, Kentucky, Pollution
  Control Revenue Bonds (East
  Kentucky Power Co-Op)
  Series B-3 VR
    2.600%                           07/07/05      $ 4,560      $    4,560,000
                                                                --------------
                                                                    16,430,000
                                                                --------------
MASSACHUSETTS -- 1.7%
Massachusetts Bay Transportation
  Authority General Obligation
  Bonds (General Transportation
  System) VR
    2.220%                           07/07/05        3,000           3,000,000
Massachusetts Water Resources
  Authority TECP
    2.450%                           08/15/05        7,700           7,700,000
Route 3 North Transportation
  Improvement Association,
  Massachusetts Lease Revenue
  Bonds Series B VR
    2.280%                           07/07/05       12,150          12,150,000
                                                                --------------
                                                                    22,850,000
                                                                --------------
MICHIGAN -- 4.6%
Detroit, Michigan, City School
  District General Obligation
  Bonds (Eagle) Series 20026013
  144A, Class A VR f
    2.320%                           07/07/05        7,680           7,680,000
Detroit, Michigan, City School
  District General Obligation
  Bonds (Eagle) Series 20026014
  144A, Class A VR f
    2.320%                           07/07/05        7,200           7,200,000
Grand Valley State University,
  Michigan Revenue Bonds
  Series A VR
    2.300%                           07/07/05       15,905          15,905,000
Kalamazoo, Michigan, Hospital
  Finance Authority Revenue
  Bonds (Bronson Methodist
  Hospital) VR
    2.330%                           07/07/05        6,510           6,510,000
Michigan State General Obligation
  Notes Series A
    3.500%                           09/30/05        8,000           8,029,423
Michigan State School Loan TECP
    2.670%                           10/04/05        7,500           7,500,000
Michigan State Strategic Fund
  Limited Obligation Revenue
  Bonds (Southgate Properties
  Project) VR
    2.330%                           07/07/05        6,990           6,990,000
                                                                --------------
                                                                    59,814,423
                                                                --------------

                       See Notes to Financial Statements.
12

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                          MATURITY       (000)           VALUE+
------------                         --------      -------      --------------

MUNICIPAL BONDS (CONTINUED)
MINNESOTA -- 1.9%
University of Minnesota Revenue
  Bonds Series A VR
    2.430%                           07/06/05      $25,090      $   25,090,000
                                                                --------------
MISSISSIPPI -- 2.0%
Claiborne County, Mississippi TECP
   2.830%                            08/05/05       15,900          15,900,000
Jackson County, Mississippi,
  Port Facility Revenue Bonds
  (Chevron, Inc. Project) VR
  2.300%                             07/01/05        6,600           6,600,000
Mississippi State General
  Obligation Bonds (Eagle) Series
  20026018 144A, Class A VR f
  2.320%                             07/07/05        4,000           4,000,000
                                                                --------------
                                                                    26,500,000
                                                                --------------
MISSOURI -- 3.5%
Bi State Development Agency,
  Missouri-Illinois Metropolitan
  District Mass Transit Revenue
  Bonds (MetroLink Cross County
  Project) Series A VR
    2.250%                           07/07/05        7,000           7,000,000
Missouri State Health &
  Educational Facilities Authority
  Revenue Bonds (Eagle) Series
  20026026 144A, Class A VR f
    2.320%                           07/07/05        2,700           2,700,000
Missouri State Health &
  Educational Facilities Authority
  Revenue Bonds (Washington
  University) (Eagle) Series
  20030003 144A, Class A VR f
    2.320%                           07/07/05        9,900           9,900,000
Missouri State Highways &
  Transit Commission State Road
  Revenue Bonds Series A
    4.000%                           05/01/06       23,835          24,097,900
St. Louis County, Missouri,
  Industrial Development &
  Educational Facilities Revenue
  Bonds (Whitefield School, Inc.)
  Series B VR
    2.330%                           07/07/05        1,400           1,400,000
                                                                --------------
                                                                    45,097,900
                                                                --------------
NEVADA -- 1.2%
ABN AMRO Munitops Certificates
  Trust (Multistate)
  Series 19 144A VR f
    2.330%                           07/07/05       10,950          10,950,000
Clark County, Nevada TECP
    2.500%                           08/25/05        5,000           5,000,000
                                                                --------------
                                                                    15,950,000
                                                                --------------


 ANNUALIZED                                          PAR
 YIELD/RATE                          MATURITY       (000)           VALUE+
------------                         --------      -------      --------------

MUNICIPAL BONDS (CONTINUED)
NEW MEXICO -- 0.4%
Farmington, New Mexico, Pollution
  Control Revenue Bonds (Arizona
  Public Service Co.) Series B VR
    2.250%                           07/01/05      $ 5,000      $    5,000,000
                                                                --------------
NEW YORK -- 1.2%
New York City, New York,
  Transitional Finance Authority
  Certificates (STARS)
  Series 7 144A VR f
    2.310%                           07/07/05        3,155           3,155,000
New York City, New York,
  Transitional Finance Authority
  Revenue Bonds (New York City
  Recovery) Subseries B-3 VR
    2.480%                           07/01/05       12,790          12,790,000
                                                                --------------
                                                                    15,945,000
                                                                --------------
NORTH CAROLINA -- 0.1%
North Carolina State General
  Obligation Bonds (Eagle)
  Series 720051001 144A,
  Class A VR f
    2.320%                           07/07/05        2,000           2,000,000
                                                                --------------
OHIO -- 1.3%
Kent State University, Ohio,
  Revenue Bonds VR
    2.400%                           07/07/05        9,775           9,775,000
Ohio State Higher Educational
  Facility Commission Revenue
  Bonds (Pooled Financing 2002
  Program) Series A VR
    2.320%                           07/07/05        5,260           5,260,000
Ohio State Higher Educational
  Facility Commission Revenue
  Bonds (Pooled Financing 2003
  Program) Series A VR
    2.320%                           07/07/05        1,540           1,540,000
                                                                --------------
                                                                    16,575,000
                                                                --------------
OREGON -- 2.1%
Clakamas County, Oregon, Hospital
  Facility Authority Revenue Bonds
  (Legacy Health System) VR
    2.280%                           07/07/05       21,500          21,500,000
Eugene, Oregon, Electric Utility
  Revenue Bonds (Eagle)
  Series 2003002 144A, Class A VR f
    2.320%                           07/07/05        5,880           5,880,000
                                                                --------------
                                                                    27,380,000
                                                                --------------
PENNSYLVANIA -- 5.3%
Delaware County, Pennsylvania,
  Industrial Development Authority
  Pollution Control Revenue Bonds
  (Exelon Generation Co., L.L.C.) VR
    2.530%                           07/01/05       46,100          46,100,000

                       See Notes to Financial Statements.

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                          MATURITY       (000)           VALUE+
------------                         --------      -------      --------------

MUNICIPAL BONDS (CONTINUED)
PENNSYLVANIA (CONTINUED)
Pennsylvania Intergovernmental
  Cooperation Authority Special
  Tax Revenue Refunding Bonds
  (City of Philadelphia Funding
  Program) VR
    2.310%                           07/07/05      $ 2,175      $    2,175,000
Philadelphia, Pennsylvania,
  Water & Wastewater
  Revenue Bonds VR
    2.280%                           07/06/05        7,900           7,900,000
SouthCentral Pennsylvania
  General Authority Revenue
  Bonds (Wellspan Health
  Obligated Group) Series D VR
    2.280%                           07/07/05       12,525          12,525,000
                                                                --------------
                                                                    68,700,000
                                                                --------------
TEXAS -- 13.9%
ABN AMRO Munitops Certificates
  Trust (Multistate)
  Series 8 144A VR f
    2.330%                           07/07/05        5,000           5,000,000
ABN AMRO Munitops Certificates
  Trust (Multistate)
  Series 13 144A VR f
    2.330%                           07/07/05        6,000           6,000,000
ABN AMRO Munitops Certificates
  Trust (Multistate)
  Series 15 144A PS f,g
    2.800%                           11/16/05       15,925          15,925,000
Corpus Christi, Texas, Utility
  Systems Revenue Bonds
  (Spears) Series DB-126 144A VR f
    2.310%                           07/07/05        5,560           5,560,000
Denton, Texas, Independent
  School District General
  Obligation Bonds Series A VR
    2.430%                           07/07/05       15,000          15,000,000
Houston, Texas, Independent
  School District General
  Obligation Bonds Series 144A VR f
    2.310%                           07/07/05        5,000           5,000,000
Houston, Texas, Water & Sewer
  System Revenue Bonds (STARS)
  Series 14 144A VR f
    2.310%                           07/07/05        1,000           1,000,000
Nueces County, Texas, Health
  Facilities Development Corp.
  Revenue Bonds (Driscoll
  Children's Foundation Project) VR
    2.430%                           07/07/05       17,600          17,600,000
San Antonio, Texas, Electric &
  Gas Revenue Bonds VR
    2.430%                           07/07/05       21,000          21,000,000
Texas Municipal Power Agency
  Revenue Bonds Series 144A VR f
    2.430%                           07/07/05       18,570          18,570,000


 ANNUALIZED                                          PAR
 YIELD/RATE                          MATURITY       (000)           VALUE+
------------                         --------      -------      --------------

MUNICIPAL BONDS (CONTINUED)
TEXAS (CONTINUED)
Texas Small Business Industrial
  Development Revenue Bonds VR
    2.430%                           07/07/05      $25,200      $   25,200,000
Texas State General Obligation
  Bonds (Eagle) Series 200030026
  144A, Class A VR f
    2.320%                           07/07/05        2,410           2,410,000
Texas State TRANS
    3.000%                           08/31/05       18,500          18,542,883
University of North Texas TECP
    2.700%                           08/05/05       20,390          20,390,000
University of Texas System,
  Board of Regents TECP
    2.600%                           07/25/05        3,650           3,650,000
                                                                --------------
                                                                   180,847,883
                                                                --------------
VIRGINIA -- 1.2%
Fairfax County, Virginia, Industrial
  Development Authority Revenue
  Bonds (Nova Health System
  Project) Series C-1 VR
    2.290%                           07/07/05       13,700          13,700,000
Loudoun County, Virginia, Industrial
  Development Authority Revenue
  Bonds (Howard Hughes Medical
  Institute) Series C VR
    2.480%                           07/01/05        1,800           1,800,000
                                                                --------------
                                                                    15,500,000
                                                                --------------
WASHINGTON -- 2.6%
Energy Northwest, Washington
  Electric Revenue Bonds
  (Project No. 3) Series D-3-1 VR
    2.270%                           07/07/05       17,000          17,000,000
Issaquah, Washington, Community
  Properties Revenue Bonds
  Series A VR
    2.330%                           07/07/05       15,000          15,000,000
Washington State General
  Obligation Bonds Series 144A VR f
    2.330%                           07/07/05        2,285           2,285,000
                                                                --------------
                                                                    34,285,000
                                                                --------------
WEST VIRGINIA -- 1.6%
ABN AMRO Munitops Certificates
  Trust (Multistate) Series 12 144A VR f
    2.330%                           07/07/05       15,000          15,000,000
West Virginia University Revenue
  Bonds (Spears)
  Series DB-119 144A VR f
    2.310%                           07/07/05        5,445           5,445,000
                                                                --------------
                                                                    20,445,000
                                                                --------------
WISCONSIN -- 7.2%
Elkhorn Area School District,
  Wisconsin TRANS
    2.000%                           08/24/05        5,000           5,002,178

                       See Notes to Financial Statements.
14

                   HARRIS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                       STATEMENT OF NET ASSETS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

 ANNUALIZED                                          PAR
 YIELD/RATE                          MATURITY       (000)           VALUE+
------------                         --------      -------      --------------

MUNICIPAL BONDS (CONTINUED)
WISCONSIN (CONTINUED)
Franklin Public School District,
  Wisconsin TRANS
    2.000%                           09/09/05      $ 4,450      $    4,452,516
Germantown School District,
  Wisconsin TRANS
    2.500%                           08/25/05        4,400           4,402,614
Hartford School District,
  Wisconsin TRANS
    2.000%                           10/27/05        2,000           2,000,634
Marshfield, Wisconsin, Unified
  School District Series A BANS
    4.000%                           11/01/05        1,300           1,304,641
Milwaukee, Wisconsin,
  Redevelopment Authority
  Revenue Bonds (American
  Society for Quality) VR
    2.350%                           07/07/05        2,000           2,000,000
Pewaukee School District,
  Wisconsin TRANS
    2.000%                           09/09/05        3,500           3,502,107
Racine, Wisconsin Notes Series A
    3.500%                           01/02/06        1,650           1,653,559
Racine, Wisconsin, Unified
  School District TRANS
    6.000%                           07/12/05       20,000          20,020,193
Sun Prairie Area School District,
  Wisconsin BANS
    3.250%                           02/01/06        3,175           3,181,128
Sun Prairie Area School District,
  Wisconsin TRANS
    2.000%                           10/12/05        5,300           5,304,031
Waukesha, Wisconsin BANS
    3.500%                           05/01/06        3,900           3,911,568
Wisconsin Health & Educational
  Facilities Authority Revenue
  Bonds (Wheaton Franciscan
  Services, Inc. System) Series B VR
    2.280%                           07/01/05       37,750          37,750,000
                                                                --------------
                                                                    94,485,169
                                                                --------------
WYOMING -- 2.8%
Gillette, Wyoming, Pollution Control
  Revenue Bonds (Pacificorp
  Project) VR
    2.430%                           07/07/05       10,000          10,000,000
Platte County, Wyoming, Pollution
  Control Revenue Bonds (Tri-State
  Generation & Transmission
  Association) Series A VR
    2.530%                           07/01/05       20,000          20,000,000
Uinta County, Wyoming, Pollution
  Control Revenue Bonds
  (Chevron, Inc. Project) VR
    2.250%                           07/01/05        7,100           7,100,000
                                                                --------------
                                                                    37,100,000
                                                                --------------
TOTAL MUNICIPAL BONDS
  (Cost $1,369,313,344)                                          1,369,313,344
                                                                --------------


                                                   SHARES           VALUE+
                                                  --------      --------------

TEMPORARY INVESTMENTS -- 0.1%
AIM Tax-Free Investment Co.
  Cash Reserve Portfolio                             6,675      $        6,675
Dreyfus Tax-Exempt Cash
  Management #264                                    3,088               3,088
Goldman Sachs Financial Square
  Tax-Exempt Money Market Portfolio              1,663,384           1,663,384
                                                                --------------
TOTAL TEMPORARY INVESTMENTS
  (Cost $1,673,147)                                                  1,673,147
                                                                --------------
TOTAL INVESTMENTS -- 105.1%
  (Cost $1,370,986,491 d)                                        1,370,986,491
                                                                --------------
OTHER ASSETS AND LIABILITIES -- (5.1%)
Interest receivable and other assets                                 7,037,583
Payable for securities purchased                                   (70,404,810)
Dividends payable                                                   (2,201,126)
Investment advisory fee payable                                       (114,371)
Administration fees payable                                           (130,969)
Service plan fees payable                                             (153,753)
Accrued expenses                                                      (123,855)
                                                                --------------
                                                                   (66,091,301)
                                                                --------------
NET ASSETS -- 100.0%
Applicable to 944,204,360 Institutional Shares,
  207,242,208 N Shares, and 153,651,096 Service
  Shares of beneficial interest outstanding,
  $.001 par value (indefinite number of shares
  has been authorized for each class of shares
  of the Fund) (Note 7)                                         $1,304,895,190
                                                                ==============
NET ASSET VALUE, OFFERING, AND REDEMPTION
  PRICE PER SHARE EACH FOR INSTITUTIONAL
  SHARES, N SHARES, AND SERVICE SHARES                                   $1.00
                                                                         =====

-------------------
+   See Note 2a to the Financial Statements.
d   Aggregate cost for federal income tax purposes.
f,g Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise designated (g), the security is considered liquid.
PS -- Security with a "put" feature; date shown is when security may be put back for redemption.
VR -- Variable rate demand note; interest rate in effect on 06/30/05. Maturity date is the later of the next interest rate change or exercise of the demand feature.
BANS -- Bond Anticipation Note.
TANS -- Tax Anticipation Note.
TECP -- Tax-Exempt Commercial Paper.
TRANS -- Tax and Revenue Anticipation Note.


                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                                                 MONEY MARKET FUNDS
                                                                                     --------------------------------------------
                                                                                      GOVERNMENT                      TAX-EXEMPT
                                                                                     MONEY MARKET    MONEY MARKET    MONEY MARKET
                                                                                         FUND            FUND            FUND
                                                                                     ------------    ------------    ------------
INVESTMENT INCOME:
  Interest ...................................................................       $20,683,416     $83,596,450     $14,027,966
                                                                                     -----------     -----------     -----------
    Total investment income ..................................................        20,683,416      83,596,450      14,027,966
                                                                                     -----------     -----------     -----------
EXPENSES (NOTE 2D):
  Investment advisory fee (Note 3) ...........................................           798,357       3,086,098         661,822
  Rule 12b-1 fee (Note 4) ....................................................           950,788       1,852,743         222,889
  Shareholder services fee (Note 4) ..........................................         1,682,807       3,713,493         451,162
  Program fee (Note 4) .......................................................         1,943,655       3,044,477         296,966
  Transfer agency fee (Note 3) ...............................................            38,828         158,286          31,158
  Administration fee (Note 3) ................................................           916,795       3,593,885         757,844
  Custodian fee (Note 3) .....................................................            31,849         127,189          29,122
  Trustees' and Officers' fees and expenses ..................................            27,843         109,561          22,892
  Audit fee ..................................................................            21,804          85,613          17,993
  Legal fee ..................................................................            20,429          84,260          13,322
  Reports to shareholders ....................................................            42,787         168,061          34,796
  Registration fees ..........................................................            22,759          32,347          21,940
  Miscellaneous ..............................................................            64,284         264,134          78,694
                                                                                     -----------     -----------     -----------
    Total expenses ...........................................................         6,562,985      16,320,147       2,640,600
                                                                                     -----------     -----------     -----------
  Less administration fee waived (Note 3) ....................................          (311,409)     (2,190,161)             --
  Less service plan fees waived (Note 4) .....................................                --        (168,949)        (21,291)
                                                                                     -----------     -----------     -----------
    Net expenses .............................................................         6,251,576      13,961,037       2,619,309
                                                                                     -----------     -----------     -----------
  NET INVESTMENT INCOME/(LOSS) ...............................................        14,431,840      69,635,413      11,408,657
                                                                                     -----------     -----------     -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (NOTE 6):
Net realized gain/(loss) from:
    Investment transactions ..................................................                --         (59,770)          9,135
    Net increase for payment from affiliate (Note 3) .........................                --          31,817              --
                                                                                     -----------     -----------     -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS .......................                --         (27,953)          9,135
                                                                                     -----------     -----------     -----------
INCREASE IN NET ASSETS FROM OPERATIONS .......................................       $14,431,840     $69,607,460     $11,417,792
                                                                                     ===========     ===========     ===========

                       See Notes to Financial Statements.
16

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

                                                                                            MONEY MARKET FUNDS
                                                                           -----------------------------------------------------
                                                                             GOVERNMENT                             TAX-EXEMPT
                                                                            MONEY MARKET        MONEY MARKET       MONEY MARKET
                                                                                FUND                FUND               FUND
                                                                           --------------     ---------------     --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income ...................................................  $   14,431,840     $    69,635,413     $   11,408,657
Net realized gain/(loss) on investment transactions
  and payment from affiliate ............................................              --             (27,953)             9,135
                                                                           --------------     ---------------     --------------
Increase in net assets from operations ..................................      14,431,840          69,607,460         11,417,792
                                                                           --------------     ---------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2B AND 2C):
Net investment income:
  Institutional Shares ..................................................      (2,556,973)        (33,505,520)        (8,892,257)
  N Shares ..............................................................      (2,452,865)        (12,077,894)        (1,504,369)
  Exchange Shares .......................................................              --          (8,287,395)                --
  Service Shares ........................................................      (9,428,610)        (15,764,604)        (1,012,031)
                                                                           --------------     ---------------     --------------
Total distributions from net investment income ..........................     (14,438,448)        (69,635,413)       (11,408,657)
                                                                           --------------     ---------------     --------------
CAPITAL SHARE TRANSACTIONS (NOTE 5):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..................................................     (97,132,635)       (272,484,255)       184,788,207
  N Shares ..............................................................     (12,997,198)       (122,115,573)        16,031,865
  Exchange Shares .......................................................              --        (560,983,059)                --
  Service Shares ........................................................     (29,174,593)        (59,953,787)       (22,265,738)
                                                                           --------------     ---------------     --------------
Increase/(decrease) in net assets from capital share
  transactions ..........................................................    (139,304,426)     (1,015,536,674)       178,554,334
                                                                           --------------     ---------------     --------------
Total increase/(decrease) in net assets .................................    (139,311,034)     (1,015,564,627)       178,563,469

NET ASSETS:
Beginning of period .....................................................   1,698,320,905       6,629,701,918      1,126,331,721
                                                                           --------------     ---------------     --------------
End of period ...........................................................  $1,559,009,871     $ 5,614,137,291     $1,304,895,190
                                                                           ==============     ===============     ==============
End of period undistributed net income ..................................  $           --     $             1     $           --

                       See Notes to Financial Statements.

                              HARRIS INSIGHT FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                             MONEY MARKET FUNDS
                                                                            ----------------------------------------------------
                                                                              GOVERNMENT                            TAX-EXEMPT
                                                                             MONEY MARKET       MONEY MARKET       MONEY MARKET
                                                                                 FUND               FUND               FUND
                                                                            --------------     --------------     --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income ...............................................       $   12,949,692     $   75,400,004     $   11,009,140
Net realized gain/(loss) on investment transactions .................                6,607             32,115            (23,879)
                                                                            --------------     --------------     --------------
Increase in net assets from operations ..............................           12,956,299         75,432,119         10,985,261
                                                                            --------------     --------------     --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTES 2B AND 2C):
Net investment income:
  Institutional Shares ..............................................           (4,454,889)       (42,188,577)        (9,055,423)
  N Shares ..........................................................           (2,554,171)       (10,995,280)        (1,347,049)
  B Shares ..........................................................                   --                (84)                --
  Exchange Shares ...................................................                   --        (11,512,291)                --
  Service Shares ....................................................           (5,948,860)       (10,703,770)          (606,668)
                                                                            --------------     --------------     --------------
Total distributions from net investment income ......................          (12,957,920)       (75,400,002)       (11,009,140)
                                                                            --------------     --------------     --------------
CAPITAL SHARE TRANSACTIONS (NOTE 5):
Increase/(decrease) in net assets from capital share transactions in:
  Institutional Shares ..............................................           82,641,282     (1,126,015,490)       (87,857,065)
  N Shares ..........................................................         (139,558,564)      (121,270,995)       (46,666,093)
  B Shares ..........................................................                   --            (44,942)                --
  Exchange Shares ...................................................                   --        550,595,881                 --
  Service Shares ....................................................           (4,393,161)      (401,609,381)        (4,156,814)
                                                                            --------------     --------------     --------------
Increase/(decrease) in net assets from capital share
  transactions ......................................................          (61,310,443)    (1,098,344,927)      (138,679,972)
                                                                            --------------     --------------     --------------
Total increase/(decrease) in net assets .............................          (61,312,064)    (1,098,312,810)      (138,703,851)

NET ASSETS:
Beginning of period .................................................        1,759,632,969      7,728,014,728      1,265,035,572
                                                                            --------------     --------------     --------------
End of period .......................................................       $1,698,320,905     $6,629,701,918     $1,126,331,721
                                                                            ==============     ==============     ==============
End of period undistributed net income ..............................       $            1     $            1     $           --

                       See Notes to Financial Statements.
18

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                              HARRIS INSIGHT FUNDS
                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                               NET                                                                    NET
                              ASSET                      TOTAL      DISTRIBUTIONS                    ASSET
                              VALUE          NET         FROM         FROM NET                       VALUE
                            BEGINNING    INVESTMENT   INVESTMENT     INVESTMENT         TOTAL        END OF
                            OF PERIOD      INCOME     OPERATIONS       INCOME       DISTRIBUTIONS    PERIOD
------------------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (7)    $ 1.00       $ 0.012       $ 0.012        $(0.012)        $(0.012)        $1.00
12/31/04                      1.00         0.012         0.012         (0.012)         (0.012)         1.00
12/31/03                      1.00         0.010         0.010         (0.010)         (0.010)         1.00
12/31/02                      1.00         0.016         0.016         (0.016)         (0.016)         1.00
12/31/01                      1.00         0.040         0.040         (0.040)         (0.040)         1.00
12/31/00                      1.00         0.061         0.061         (0.061)         (0.061)         1.00
------------------------------------------------------------------------------------------------------------------
N SHARES
01/01/05 to 06/30/05 (7)    $ 1.00       $ 0.010       $ 0.010        $(0.010)        $(0.010)        $1.00
12/31/04                      1.00         0.009         0.009         (0.009)         (0.009)         1.00
12/31/03                      1.00         0.007         0.007         (0.007)         (0.007)         1.00
12/31/02                      1.00         0.013         0.013         (0.013)         (0.013)         1.00
12/31/01                      1.00         0.036         0.036         (0.036)         (0.036)         1.00
12/31/00                      1.00         0.057         0.057         (0.057)         (0.057)         1.00
------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
01/01/05 to 06/30/05 (7)    $ 1.00       $ 0.008       $ 0.008        $(0.008)        $(0.008)        $1.00
12/31/04                      1.00         0.005         0.005         (0.005)         (0.005)         1.00
12/31/03                      1.00         0.004         0.004         (0.004)         (0.004)         1.00
05/07/02 (3) to 12/31/02      1.00         0.006         0.006         (0.006)         (0.006)         1.00

-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (7)    $ 1.00       $ 0.013       $ 0.013        $(0.013)        $(0.013)        $1.00
12/31/04                      1.00         0.013         0.013         (0.013)         (0.013)         1.00
12/31/03                      1.00         0.011         0.011         (0.011)         (0.011)         1.00
12/31/02                      1.00         0.018         0.018         (0.018)         (0.018)         1.00
12/31/01                      1.00         0.041         0.041         (0.041)         (0.041)         1.00
12/31/00                      1.00         0.063         0.063         (0.063)         (0.063)         1.00
------------------------------------------------------------------------------------------------------------------
N SHARES
01/01/05 to 06/30/05 (7)    $ 1.00       $ 0.011       $ 0.011        $(0.011)        $(0.011)        $1.00
12/31/04                      1.00         0.009         0.009         (0.009)         (0.009)         1.00
12/31/03                      1.00         0.007         0.007         (0.007)         (0.007)         1.00
12/31/02                      1.00         0.015         0.015         (0.015)         (0.015)         1.00
12/31/01                      1.00         0.038         0.038         (0.038)         (0.038)         1.00
12/31/00                      1.00         0.059         0.059         (0.059)         (0.059)         1.00
------------------------------------------------------------------------------------------------------------------
B SHARES
01/01/04 to 12/03/04 (6)    $ 1.00       $ 0.004       $ 0.004        $(0.004)        $(0.004)        $1.00
12/31/03                      1.00         0.002         0.002         (0.002)         (0.002)         1.00
07/26/02 to 12/31/02          1.00         0.003         0.003         (0.003)         (0.003)         1.00
06/29/01 (3) to 12/31/01      1.00         0.004         0.004         (0.004)         (0.004)         1.00
------------------------------------------------------------------------------------------------------------------
EXCHANGE SHARES
01/01/05 to 06/30/05 (7)    $ 1.00       $ 0.013       $ 0.013        $(0.013)        $(0.013)        $1.00
12/31/04                      1.00         0.013         0.013         (0.013)         (0.013)         1.00
12/31/03                      1.00         0.010         0.010         (0.010)         (0.010)         1.00
12/31/02                      1.00         0.018         0.018         (0.018)         (0.018)         1.00
07/12/01 (3) to 12/31/01      1.00         0.014         0.014         (0.014)         (0.014)         1.00
------------------------------------------------------------------------------------------------------------------

                                                 NET                     RATIO OF EXPENSES
                                                ASSETS        RATIO OF       TO AVERAGE      RATIO OF NET
                                                END OF       EXPENSES TO     NET ASSETS    INVESTMENT INCOME
                              TOTAL             PERIOD       AVERAGE NET     (EXCLUDING     TO AVERAGE NET
                             RETURN              (000)         ASSETS         WAIVERS)          ASSETS
------------------------------------------------------------------------------------------------------------------
----------------------------
GOVERNMENT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (7)       1.22%(2)      $  235,350         0.22%(1)        0.26%(1)         2.43%(1)
12/31/04                       1.23             332,483         0.21            0.25             1.23
12/31/03                       1.02             249,842         0.19            0.24             1.01
12/31/02                       1.65             261,492         0.20            0.26             1.62
12/31/01                       4.04             249,444         0.20            0.25             4.01
12/31/00                       6.24             314,497         0.20            0.25             6.11
------------------------------------------------------------------------------------------------------------------
N SHARES
01/01/05 to 06/30/05 (7)       1.05%(2)      $  221,752         0.57%(1)        0.61%(1)         2.08%(1)
12/31/04                       0.88             234,751         0.56            0.60             0.88
12/31/03                       0.67             374,310         0.54            0.59             0.66
12/31/02                       1.30             302,126         0.55            0.61             1.27
12/31/01                       3.68             282,782         0.55            0.60             3.62
12/31/00                       5.87             333,934         0.55            0.60             5.72
------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
01/01/05 to 06/30/05 (7)       0.85%(2)      $1,101,908         0.97%(1)        1.01%(1)         1.68%(1)
12/31/04                       0.52           1,131,087         0.91            1.06             0.52
12/31/03                       0.37           1,135,481         0.80            1.13             0.32
05/07/02 (3) to 12/31/02       0.57(2)          197,790         0.94(1)         1.16(1)          0.78(1)

-----------------
MONEY MARKET FUND
-----------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (7)       1.28%(2)      $2,390,467         0.18%(1)        0.25%(1)         2.56%(1)
12/31/04                       1.29           2,662,963         0.17            0.24             1.25
12/31/03                       1.10           3,788,967         0.17            0.23             1.10
12/31/02                       1.83           4,909,006         0.17            0.23             1.79
12/31/01                       4.21           2,237,567         0.19            0.23             4.16
12/31/00                       6.46           2,066,227         0.18            0.23             6.26
------------------------------------------------------------------------------------------------------------------
N SHARES
01/01/05 to 06/30/05 (7)       1.10%(2)      $1,057,781         0.53%(1)        0.60%(1)         2.21%(1)
12/31/04                       0.94           1,179,902         0.52            0.59             0.90
12/31/03                       0.74           1,301,168         0.52            0.58             0.75
12/31/02                       1.48           1,297,318         0.52            0.58             1.44
12/31/01                       3.85           1,542,392         0.54            0.58             3.81
12/31/00                       6.09           1,293,794         0.53            0.58             5.91
------------------------------------------------------------------------------------------------------------------
B SHARES
01/01/04 to 12/03/04 (6)       0.35%(2)(4)   $       --         0.96%(1)        1.22%(1)         0.34%(1)
12/31/03                       0.24(4)               45         0.98            1.22             0.25
07/26/02 to 12/31/02           0.30(2)(4)            15         1.17(1)         1.23(1)          0.73(1)
06/29/01 (3) to 12/31/01        N/A(5)               --         1.19(1)         1.23(1)          2.84(1)
------------------------------------------------------------------------------------------------------------------
EXCHANGE SHARES
01/01/05 to 06/30/05 (7)       1.28%(2)      $  468,198         0.18%(1)        0.30%(1)         2.45%(1)
12/31/04                       1.28           1,029,184         0.17            0.30             1.35
12/31/03                       1.05             478,586         0.22            0.28             1.10
12/31/02                       1.79           1,434,436         0.22            0.28             1.70
07/12/01 (3) to 12/31/01       1.41(2)          343,617         0.24(1)         0.28(1)          2.69(1)
------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.
20-21

                              HARRIS INSIGHT FUNDS
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                       NET                                                                        NET
                                      ASSET                        TOTAL       DISTRIBUTIONS                     ASSET
                                      VALUE           NET          FROM          FROM NET                        VALUE
                                    BEGINNING     INVESTMENT    INVESTMENT      INVESTMENT         TOTAL        END OF
                                    OF PERIOD       INCOME      OPERATIONS        INCOME       DISTRIBUTIONS    PERIOD
------------------------------------------------------------------------------------------------------------------------------
-----------------------------
MONEY MARKET FUND (CONTINUED)
-----------------------------
SERVICE SHARES
01/01/05 to 06/30/05 (7)             $ 1.00        $ 0.009        $ 0.009         $(0.009)        $(0.009)       $ 1.00
12/31/04                               1.00          0.006          0.006          (0.006)         (0.006)         1.00
12/31/03                               1.00          0.004          0.004          (0.004)         (0.004)         1.00
05/02/02(3) to 12/31/02                1.00          0.007          0.007          (0.007)         (0.007)         1.00

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (7)             $ 1.00        $ 0.010        $ 0.010         $(0.010)        $(0.010)       $ 1.00
12/31/04                               1.00          0.010          0.010          (0.010)         (0.010)         1.00
12/31/03                               1.00          0.009          0.009          (0.009)         (0.009)         1.00
12/31/02                               1.00          0.013          0.013          (0.013)         (0.013)         1.00
12/31/01                               1.00          0.027          0.027          (0.027)         (0.027)         1.00
12/31/00                               1.00          0.039          0.039          (0.039)         (0.039)         1.00
------------------------------------------------------------------------------------------------------------------------------
N SHARES
01/01/05 to 06/30/05 (7)             $ 1.00        $ 0.008        $ 0.008         $(0.008)        $(0.008)       $ 1.00
12/31/04                               1.00          0.007          0.007          (0.007)         (0.007)         1.00
12/31/03                               1.00          0.005          0.005          (0.005)         (0.005)         1.00
12/31/02                               1.00          0.010          0.010          (0.010)         (0.010)         1.00
12/31/01                               1.00          0.023          0.023          (0.023)         (0.023)         1.00
12/31/00                               1.00          0.035          0.035          (0.035)         (0.035)         1.00
------------------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
01/01/05 to 06/30/05 (7)             $ 1.00        $ 0.006        $ 0.006         $(0.006)        $(0.006)       $ 1.00
12/31/04                               1.00          0.003          0.003          (0.003)         (0.003)         1.00
12/31/03                               1.00          0.003          0.003          (0.003)         (0.003)         1.00
05/06/02(3) to 12/31/02                1.00          0.004          0.004          (0.004)         (0.004)         1.00

                                                                                  RATIO OF        RATIO OF NET
                                                    NET                           EXPENSES         INVESTMENT
                                                  ASSETS         RATIO OF        TO AVERAGE          INCOME
                                                  END OF        EXPENSES TO      NET ASSETS            TO
                                      TOTAL       PERIOD        AVERAGE NET      (EXCLUDING        AVERAGE NET
                                     RETURN        (000)          ASSETS          WAIVERS)           ASSETS
----------------------------------------------------------------------------------------------------------------
-----------------------------
MONEY MARKET FUND (CONTINUED)
-----------------------------
SERVICE SHARES
01/01/05 to 06/30/05 (7)              0.90%(2)   $1,697,691        0.93%(1)         1.00%(1)           1.81%(1)
12/31/04                              0.59        1,757,653        0.87             1.06               0.56
12/31/03                              0.44        2,159,249        0.82             1.14               0.41
05/02/02(3) to 12/31/02               0.69(2)     1,267,811        0.91(1)          1.12(1)            0.97(1)

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
INSTITUTIONAL SHARES
01/01/05 to 06/30/05 (7)              0.96%(2)   $  944,060        0.26%(1)         0.26%(1)           1.93%(1)
12/31/04                              1.00          759,266        0.25             0.25               0.99
12/31/03                              0.90          847,140        0.22             0.23               0.89
12/31/02                              1.35          815,171        0.22             0.23               1.34
12/31/01                              2.70          788,162        0.23             0.23               2.62
12/31/00                              3.94          830,879        0.24             0.24               3.88
---------------------------------------------------------------------------------------------------------------------
N SHARES
01/01/05 to 06/30/05 (7)              0.78%(2)   $  207,199        0.61%(1)         0.61%(1)           1.58%(1)
12/31/04                              0.65          191,165        0.60             0.60               0.64
12/31/03                              0.54          237,835        0.57             0.58               0.54
12/31/02                              0.99          210,678        0.57             0.58               0.99
12/31/01                              2.34          230,533        0.58             0.58               2.35
12/31/00                              3.58          237,521        0.58             0.59               3.54
---------------------------------------------------------------------------------------------------------------------
SERVICE SHARES
01/01/05 to 06/30/05 (7)              0.60%(2)   $  153,636        0.99%(1)         1.01%(1)           1.19%(1)
12/31/04                              0.35          175,901        0.90             1.06               0.34
12/31/03                              0.30          180,061        0.81             1.14               0.28
05/06/02(3) to 12/31/02               0.39(2)        78,769        0.96(1)          1.14(1)            0.58(1)

(1) Annualized.
(2) Total returns for periods of less than one year are not annualized.
(3) Date commenced operations.
(4) Contingent deferred sales load is not reflected in total return.
(5) Not meaningful given short period.
(6) Date ceased operations.
(7) Unaudited.

                       See Notes to Financial Statements.

22-23

                              HARRIS INSIGHT FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2005 (UNAUDITED)


1.   ORGANIZATION

     Harris Insight Funds Trust (the "Trust") was organized as a business trust under the laws of The Commonwealth of Massachusetts on December 6, 1995. The Trust is an open-end management investment company and currently offers nineteen diversified investment portfolios, three of which are included in these financial statements. These three portfolios of the Trust are each referred to as a "Fund" and, collectively, as the "Funds" and are as follows:

            MONEY MARKET FUNDS:
            Harris Insight Government Money Market Fund ("Government Money
               Market Fund")
            Harris Insight Money Market Fund ("Money Market Fund")
            Harris Insight Tax-Exempt Money Market Fund ("Tax-Exempt Money
               Market Fund")

     The Trust offers five classes of shares, A shares, N shares, Service shares, Exchange shares, and Institutional shares. Each of the Money Market Funds offers the N shares, Service shares, and Institutional shares. Exchange shares are offered only by the Money Market Fund. None of the Money Market Funds offers A shares. Shares of all classes of a Fund have equal voting rights except on class-specific matters. Investment income, realized gains and losses, and certain fund-level expenses are borne PRO RATA on the basis of relative net assets of all classes, except that each class bears any expenses unique to that class. N shares, Service shares, and Exchange shares are subject to certain service organization/agent fees as described in Note 4. Institutional shares are not subject to service organization/agent fees.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies used by the Funds in the preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     (A) SECURITY VALUATION -- Each of the Money Market Funds values its investments using the amortized cost method as permitted by Rule 2a-7 of the Investment Company Act of 1940, which involves initially valuing investments at cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method approximates market value.

     (B) FEDERAL INCOME TAXES -- Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its net investment income and net realized capital gains to shareholders. Accordingly, no provision for federal income tax is required.

     (C) DISTRIBUTIONS -- Each of the Funds declares dividends from net investment income. Dividends from the Money Market Funds are declared daily and paid monthly. Each Fund's net realized capital gains, if any, are distributed at least annually.

     The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under generally accepted
accounting   principles  in  the  United  States  of  America.   These  book/tax
differences are either temporary or permanent in nature. To the extent these differences are permanent, they are reclassified within the capital accounts to conform to their tax treatment in the period in which the difference arises.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

     (D) ALLOCATION OF INCOME, EXPENSES, AND REALIZED GAINS AND LOSSES -- Expenses which have not been directly charged to a specific Fund are generally allocated among the Funds on the basis of relative net assets. Expenses relating to a particular class of shares of a Fund are charged to that class. Non-class specific expenses of a Fund, investment income, and realized gains and losses on investments of a Fund are allocated to separate classes of shares based upon their relative net assets on accounts based on the date the income is earned or realized gains and losses are incurred.

     (E) REPURCHASE AGREEMENTS -- Certain Funds invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization on the collateral by the Fund may be delayed or limited.

     (F) OTHER -- Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by the use of the first in first out (FIFO) method for both financial reporting and federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the straight line method.

3.   ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

     The Trust retains Harris Investment Management, Inc. ("HIM") as investment adviser (the "Adviser") for each Fund, pursuant to an advisory contract for each Fund. As Adviser, HIM is entitled to receive fees payable monthly, based upon the average daily net asset value of each Money Market Fund, at the following annual rates:

                     0.14% of the first $100 million of net assets and 0.10% of net assets over $100 million

     HIM may, at its discretion, voluntarily waive all or any portion of its advisory fee for any Fund. For the six months ended June 30, 2005, there were no advisory fee waivers for the Money Market Funds.

     The Trust has an Administration Agreement with Harris N.A. (formerly Harris Trust and Savings Bank) ("Harris" or the "Administrator"). In this capacity, the Administrator generally assists the Funds in all aspects of their administration and operation. The Administrator has entered into Sub-Administration and Accounting Services Agreements with PFPC Inc. ("PFPC"), pursuant to which PFPC performs certain administrative services for the Funds. Under these Agreements, the Administrator compensates PFPC for providing such services. The Administrator also serves as the transfer and dividend disbursing agent of the Funds (the "Transfer Agent"). The Administrator has entered into a Sub-Transfer Agency Services Agreement with PFPC (the "Sub-Transfer Agent"), pursuant to which the Sub-Transfer Agent performs certain transfer agency and dividend disbursing agency services. The Administrator compensates the Sub-Transfer Agent for providing such services. PFPC Trust Co. (the "Custodian") serves as the Custodian of the assets of the Funds. As compensation for its services, Harris is entitled to receive from the Trust a fee based on the aggregate average daily net assets of the Trust, payable monthly at an aggregate annual rate of 0.1665% of the first $300 million of average daily net assets; 0.1465% of the next $300 million of average daily net assets; and 0.1265% of the average daily net assets in excess of $600 million. Certain employees of Harris and PFPC are officers of the Funds.

     PFPC Distributors, Inc. (the "Distributor") provides distribution services in connection with sales of shares of the Funds. No compensation is payable by the Funds to the Distributor for its distribution services.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

     During the six months ended June 30, 2005, Harris received $2,795,413 in fees (net of waivers of $2,501,570) from the Money Market Funds for services as Administrator and Transfer Agent, of which Harris paid to PFPC $1,147,151 in fees for services rendered under the agreements described above. Under the same agreements, PFPC and PFPC Trust Co. received $387,973 in other fees and out of pocket expenses from the Money Market Funds for other transfer agency, custodian, and administrative and accounting services. On April 15, 2005, Harris reimbursed the Money Market Fund $31,817 for advisory and administrative fees.

4.   SERVICE PLANS

     Shares of all classes of a Fund represent equal PRO RATA interests in such Fund except that each class bears different expenses, which reflect the differences in the charges for the different services provided to them. The following tables provide a list of the Funds included in this report along with a summary of fees paid pursuant to their respective class-specific fee arrangements under the Funds' Service and Distribution Plans (the "Plans"). Fees are calculated as a percentage (on an annualized basis) of average daily net asset values of the respective classes.

     SHAREHOLDER SERVICE FEES:
                                                  N SHARES   EXCHANGE SHARES  SERVICE SHARES
                                                   (0.25%)       (0.05%)          (0.25%)
                                                  ---------  ---------------  --------------
     Government Money Market Fund ............    $ 294,482                     $1,388,325
     Money Market Fund .......................    1,369,918        $0*           2,174,626
     Tax-Exempt Money Market Fund ............      239,044                        212,118

     *Net of waivers of $168,949.

     RULE 12B-1 FEES (DISTRIBUTION FEES PURSUANT TO RULE 12B-1 UNDER THE 1940 ACT):

                                                  N SHARES   SERVICE SHARES
                                                   (0.10%)       (0.15%)
                                                  ---------  --------------
     Government Money Market Fund ............     $117,793     $ 832,995
     Money Market Fund .......................      547,967     1,304,776
     Tax-Exempt Money Market Fund ............       95,618       127,271

     The Service shares class of each of the Money Market Funds may pay Program Service fees to financial institutions to provide check-writing, debit or credit card, bill payment, and other auxiliary services to participants in a cash management program, at a rate of up to 0.35% on an annualized basis, of the average daily net assets attributable to Service shares. For the six months ended June 30, 2005, fees paid under the Program were $1,943,655, $3,044,477, and $275,675 (net of voluntary waivers of $0, $0 and $21,291) for the Service shares of the Government Money Market Fund, Money Market Fund, and Tax-Exempt Money Market Fund, respectively.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)


5.   CAPITAL SHARES

     Since the Money Market Funds have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions.

                                                                    MONEY MARKET FUNDS
                           --------------------------------------------------------------------------------------------------------
                             GOVERNMENT MONEY MARKET FUND            MONEY MARKET FUND               TAX-EXEMPT MONEY MARKET FUND
                           -------------------------------   ----------------------------------   ---------------------------------
                            SIX MONTHS           YEAR           SIX MONTHS          YEAR            SIX MONTHS           YEAR
                               ENDED            ENDED             ENDED             ENDED             ENDED              ENDED
                             06/30/05          12/31/04          06/30/05          12/31/04          06/30/05          12/31/04
                           -------------   ---------------   ---------------   ----------------   ---------------   ---------------
                            (UNAUDITED)                        (UNAUDITED)                          (UNAUDITED)
AMOUNT
------
INSTITUTIONAL SHARES:
Sold ....................  $ 343,401,494   $ 1,249,469,797   $ 7,826,828,263   $ 23,148,778,855   $ 2,004,877,149   $ 4,002,739,502
Issued as reinvestment
  of dividends ..........      1,112,067         1,596,587         6,774,750          8,863,642           280,484           248,172
Redeemed ................   (441,646,196)   (1,168,425,102)   (8,106,087,268)   (24,283,657,987)   (1,820,369,426)   (4,090,844,739)
                           -------------   ---------------   ---------------   ----------------   ---------------   ---------------
Net increase/(decrease)..  $ (97,132,635)  $    82,641,282   $  (272,484,255)  $ (1,126,015,490)  $   184,788,207   $   (87,857,065)
                           =============   ===============   ===============   ================   ===============   ===============
N SHARES :
Sold ....................  $ 939,996,418   $ 1,899,113,732   $ 2,255,666,634   $  4,091,039,028   $   224,915,477   $   506,959,556
Issued as reinvestment
  of dividends ..........      2,164,707         2,181,199        11,034,954          9,521,995         1,132,464           990,321
Redeemed ................   (955,158,323)   (2,040,853,495)   (2,388,817,161)    (4,221,832,018)     (210,016,076)     (554,615,970)
                           -------------   ---------------   ---------------   ----------------   ---------------   ---------------
Net increase/(decrease)..  $ (12,997,198)  $  (139,558,564)  $  (122,115,573)  $   (121,270,995)  $    16,031,865   $   (46,666,093)
                           =============   ===============   ===============   ================   ===============   ===============
B SHARES :
Sold ....................                                                      $             --
Issued as reinvestment
  of dividends ..........                                                                    89
Redeemed ................                                                               (45,031)
                                                                               ----------------
Net increase/(decrease)..                                                      $        (44,942)
                                                                               ================
EXCHANGE SHARES :
Sold ....................                                    $ 1,291,530,368   $  3,988,198,477
Issued as reinvestment
  of dividends ..........                                          8,192,362          9,175,219
Redeemed ................                                     (1,860,705,789)    (3,446,777,815)
                                                             ---------------   ----------------
Net increase/(decrease)..                                    $  (560,983,059)  $    550,595,881
                                                             ===============   ================
SERVICE SHARES :
Sold ....................  $ 214,902,538   $   454,492,890   $   310,948,347   $    767,816,588   $    99,851,925   $   240,681,405
Issued as reinvestment
  of dividends ..........      8,549,447         5,125,074        14,467,748          9,488,273           924,701           544,465
Redeemed ................   (252,626,578)     (464,011,125)     (385,369,882)    (1,178,914,242)     (123,042,364)     (245,382,684)
                           -------------   ---------------   ---------------   ----------------   ---------------   ---------------
Net increase/(decrease)..  $ (29,174,593)  $    (4,393,161)  $   (59,953,787)  $   (401,609,381)  $   (22,265,738)  $    (4,156,814)
                           =============   ===============   ===============   ================   ===============   ===============

6.   INVESTMENT TRANSACTIONS

     The cost of investments at June 30, 2005, and the net realized gains and losses on securities sold for the period then ended for each of the Money Market Funds for federal income tax purposes were not materially different from the amounts reported for financial reporting purposes.

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

7.  COMPOSITION OF NET ASSETS

     At June 30, 2005, net assets of each Fund consisted of:

                                                       GOVERNMENT                        TAX-EXEMPT
                                                      MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                          FUND             FUND             FUND
                                                     -------------    --------------   --------------
     Beneficial Interest at Par Value .............  $    1,559,010   $    5,614,724   $    1,305,098
     Paid-in Capital ..............................   1,557,450,861    5,609,141,613    1,303,792,566
     Undistributed Net Investment Income ..........              --                1               --
     Accumulated Net Realized Gain/(Loss) .........              --         (619,047)        (202,474)
                                                     --------------   --------------   --------------
     Net Assets                                      $1,559,009,871   $5,614,137,291   $1,304,895,190
                                                     ==============   ==============   ==============

8.   FEDERAL TAX INFORMATION

     Each Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its net investment income and net realized capital gains to shareholders. Accordingly, no provision for federal income tax is required.

     The Money Market Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital or accumulated net realized gain, as appropriate, in the period that the differences arise. The following permanent difference as of December 31, 2004, attributable to short-term capital gain distributions reported as ordinary income was reclassified to the following accounts:

                                                  INCREASE/       INCREASE/
                                                 (DECREASE)       (DECREASE)
                                                 ACCUMULATED     UNDISTRIBUTED
                                                NET REALIZED    NET INVESTMENT
                                                 GAIN/(LOSS)        INCOME
                                               --------------   --------------
     Government Money Market Fund ...........      $(8,229)          $8,229

     This reclassification had no effect on net assets or net asset value per share.

     The tax character of distributions paid during the last two fiscal years were as follows:

                                                                          SHORT-TERM
                                              ORDINARY     TAX-EXEMPT       CAPITAL         TOTAL
                                               INCOME        INCOME           GAIN      DISTRIBUTIONS
                                           -------------  -------------  ------------  ---------------
     Government Money Market Fund
        12/31/04 ........................   $12,957,920    $        --    $       --      $12,957,920
        12/31/03 ........................     7,264,282             --            --        7,264,282
     Money Market Fund
        12/31/04 ........................    75,400,002             --            --       75,400,002
        12/31/03 ........................    68,461,968             --            --       68,461,968
     Tax-Exempt Money Market Fund
        12/31/04 ........................        25,746     10,983,394            --       11,009,140
        12/31/03 ........................             --     9,353,091            --        9,353,091

                              HARRIS INSIGHT FUNDS
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2005 (UNAUDITED)

     As of December 31, 2004, the components of distributable earnings/ (accumulated losses) were as follows:

                                             UNDISTRIBUTED      CAPITAL         POST-
                                               ORDINARY          LOSS          OCTOBER
                                                INCOME       CARRYFORWARDS      LOSSES
                                             -------------   -------------   ------------
     Government Money Market Fund ......        $6,608         $      --       $     --
     Money Market Fund .................             1          (559,261)           (16)
     Tax-Exempt Money Market Fund ......            --          (200,741)       (10,868)

     For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Post-October losses represent losses realized on investment transactions from November 1, 2004 through December 31, 2004 that, in accordance with federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For federal income tax purposes, capital-loss carryforwards may be carried forward and applied against future capital gains.

     At December 31, 2004, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                                          EXPIRING DECEMBER 31
                             ----------------------------------------------------------------------------------
                                2007       2008       2009       2010        2011        2012          TOTAL
                             ----------  ---------  ---------  ---------  ----------  -----------  ------------
     Money Market Fund .....   $   --      $  --      $  --      $  --     $559,261     $    --      $559,261
     Tax-Exempt Money
        Market Fund ........    1,265        531         --         --      185,934      13,011       200,741

9.   CONCENTRATION OF RISKS

     The Tax-Exempt Money Market Fund invests primarily in a diversified portfolio of municipal securities, including municipal bonds and debentures. The Money Market Funds invest in debt instruments; the issuers' abilities to meet their obligations may be affected by political and economic developments in a specific state or region or their respective industries.

                                 FUND MANAGEMENT


     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information includes additional information about the Trustees and is available without charge, upon request, by calling 800-982-8782.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            NUMBER OF
                                                                                          PORTFOLIOS IN            OTHER
                                      TERM OF OFFICE 1                                     FUND COMPLEX         TRUSTEESHIPS/
  NAME, (AGE AT 06/30/05),             AND LENGTH OF          PRINCIPAL OCCUPATION(S)       OVERSEEN BY         DIRECTORSHIPS
  ADDRESS AND POSITION(S) WITH TRUST    TIME SERVED             DURING PAST 5 YEARS           TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
C. Gary Gerst (66)                                      Formerly Co-Chairman, Jones Lang         19       Director, Florida Office
Chairman and Trustee                    Since 1995      LaSalle, formerly named LaSalle                   Property Company, Inc.
  200 East Randolph Drive                               Partners Ltd. (real estate                        (real estate investment
  Floor 43                                              investment manager and consulting                 fund); Trustee, Henderson
  Chicago, Illinois 60601                               firm).                                            Global Funds (4
                                                                                                          Portfolios); and
                                                                                                          President, KCI Inc.
                                                                                                          (Private S-Corporation
                                                                                                          investing in non-public
                                                                                                          investments).
------------------------------------------------------------------------------------------------------------------------------------
John W. McCarter, Jr. (67)                              President and Chief Executive            19       Chairman, Divergence
Trustee                                 Since 1995      Officer, The Field Museum of                      L.L.C. (biotechnology
  1400 South Lake Shore Drive                           Natural History; formerly Senior                  firm); Director, W.W.
  Chicago, Illinois 60605                               Vice President and Director,                      Grainger, Inc. (industrial
                                                        Booz-Allen & Hamilton, Inc.                       distributor) and A.M.
                                                        (consulting firm).                                Castle, Inc. (metals
                                                                                                          distributor); and Trustee,
                                                                                                          Janus Adviser Series,
                                                                                                          Janus Aspen Series and
                                                                                                          Janus Investment Fund
                                                                                                          (52 portfolios).
------------------------------------------------------------------------------------------------------------------------------------
Paula Wolff (60)                                        Senior Executive, Chicago                19       Vice Chair, University of
Trustee                                 Since 1998      Metropolis 2020 (civic                            Chicago Board of Trustees;
  30 West Monroe Street                                 organization), since 2000;                        Chair, University of
  18th Floor                                            formerly President, Governors                     Chicago Hospitals; and
  Chicago, Illinois 60603                               State University.                                 Director, Ariel Capital
                                                                                                          Management, Inc.
                                                                                                          (investment manager).
------------------------------------------------------------------------------------------------------------------------------------



1 A Trustee shall retire at the end of the calendar year in which the Trustee attains the age of 72 years.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN            OTHER
                                      TERM OF OFFICE                                         FUND COMPLEX         TRUSTEESHIPS/
  NAME, (AGE AT 06/30/05),             AND LENGTH OF          PRINCIPAL OCCUPATION(S)         OVERSEEN BY         DIRECTORSHIPS
  ADDRESS AND POSITION(S) WITH TRUST    TIME SERVED 1           DURING PAST 5 YEARS             TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                              OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Atul Tiwari (40)                                        Managing Director, BMO Nesbitt            N/A                  N/A
President                               Since 2004      Burns Inc. (a Canadian financial
  111 West Monroe Street                                services company affiliated with
  Chicago, Illinois 60603                               Bank of Montreal, the parent of
                                                        Harris N.A.).
------------------------------------------------------------------------------------------------------------------------------------
Ishwar D. Gupta (62)                                    Senior Vice President, Harris N.A.        N/A                  N/A
Vice President and Assistant            Since 2001
  Secretary
  111 West Monroe Street
  Chicago, Illinois 60603
------------------------------------------------------------------------------------------------------------------------------------
Merrill J. Sklenar (60)                                 Vice President, Harris N.A.               N/A                  N/A
Treasurer and Principal Financial       Since 2004
  and Accounting Officer;
Vice President and Assistant            Since 2001
  Secretary
  111 West Monroe Street
  Chicago, Illinois 60603
------------------------------------------------------------------------------------------------------------------------------------
David C. Lebisky (33)                                   Vice President and Director,              N/A                  N/A
Secretary                               Since 2001      PFPC Inc. (mutual fund
  103 Bellevue Parkway                                  administrator).
  Wilmington, Delaware 19809
------------------------------------------------------------------------------------------------------------------------------------
Thomas J. Ryan (64)                                     Vice President and Director of            N/A                  N/A
Assistant Treasurer and Assistant       Since 2004      Accounting, PFPC Inc.
  Secretary
  103 Bellevue Parkway
  Wilmington, Delaware 19809
------------------------------------------------------------------------------------------------------------------------------------

1 Each officer serves until the election of his or her successor or until he or she dies, resigns, or is removed.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                            HARRIS INSIGHT(R) FUNDS
--------------------------------------------------------------------------------

                                 760 MOORE ROAD
                           KING OF PRUSSIA, PA 19406
                            TELEPHONE: 800-982-8782

INVESTMENT ADVISER                         DISTRIBUTOR
Harris Investment Management, Inc.         PFPC Distributors, Inc.
190 South LaSalle Street                   760 Moore Road
Chicago, Illinois 60690                    King of Prussia, Pennsylvania 19406

ADMINISTRATOR, TRANSFER AGENT AND          CUSTODIAN
DIVIDEND DISBURSING AGENT                  PFPC Trust Co.
Harris N.A.                                8800 Tinicum Boulevard
111 West Monroe Street                     Philadelphia, Pennsylvania 19153
Chicago, Illinois 60603
                                           INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
SUB-ADMINISTRATOR AND ACCOUNTING           KPMG LLP
SERVICES AGENT, SUB-TRANSFER AGENT         1601 Market Street
AND DIVIDEND DISBURSING AGENT              Philadelphia, Pennsylvania 19103-2499
PFPC Inc.
103 Bellevue Parkway                       LEGAL COUNSEL
Wilmington, Delaware 19809                 Bell, Boyd & Lloyd LLC
                                           Three First National Plaza
                                           70 West Madison Street
                                           Chicago, Illinois 60602

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
   HARRIS INSIGHT FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY A PROSPECTUS OF THE HARRIS INSIGHT
  FUNDS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

   THE FUNDS PROVIDE (A) A DESCRIPTION OF THE POLICIES AND PROCEDURES USED TO
     DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES AND (B) INFORMATION (FILED ON FORM N-PX) ABOUT HOW EACH FUND VOTED PROXIES RELATING TO ITS EQUITY PORTFOLIO SECURITIES, DURING THE MOST RECENT 12-MONTH PERIOD ENDED
  JUNE 30. THE FUNDS' MOST CURRENT FORM N-PX IS AVAILABLE WITHOUT CHARGE, UPON
     REQUEST, (I) BY CALLING 1-800-982-8782; (II) ON THE FUNDS' WEBSITE AT HTTP://WWW.HARRISINSIGHT.COM; OR (III) ON THE WEBSITE OF THE U.S. SECURITIES AND
               EXCHANGE COMMISSION ("SEC") AT HTTP//WWW.SEC.GOV.

 EACH FUND FILES A SCHEDULE OF INVESTMENTS FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THE FUNDS' FORMS N-Q ARE AVAILABLE ON THE SEC'S WEBSITE AT HTTP//WWW.SEC.GOV. THE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT
  THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C., AND INFORMATION ON THE
       OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING
                                1-800-SEC-0330.



                               INVESTMENT ADVISER:
                       Harris Investment Management, Inc.

                                  DISTRIBUTOR:
                             PFPC Distributors, Inc.


--------------------------------------------------------------------------------










                                                                  HIF 1002 06/05



ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                  Harris Insight Funds Trust
              ------------------------------------------------------------------

By (Signature and Title)*     /s/ Atul Tiwari
                           -----------------------------------------------------
                              Atul Tiwari, President
                              (principal executive officer)

Date     August 23, 2005
      --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Atul Tiwari
                           -----------------------------------------------------
                              Atul Tiwari, President
                              (principal executive officer)

Date     August 23, 2005
      --------------------------------------------------------------------------


By (Signature and Title)*     /s/ Merrill J. Sklenar
                           -----------------------------------------------------
                              Merrill J. Sklenar, Principal Financial &
                              Accounting Officer
                              (principal financial officer)

Date     August 23, 2005
      --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.